File Nos.   333-105274
                                                                 811-05716

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                     FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No.   2                              (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No.    91                                          (X)

                      (Check appropriate box or boxes.)

      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     ---------------------------------------------
     (Name of Depositor)

     One Chase Manhattan Plaza, 37th Floor New York, New York        10005-1423
     --------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Allianz Life Insurance Company of New York
          One Chase Manhattan Plaza, 37th Floor
          New York, New York  10005-1423

     Copies to:
          Stewart D. Gregg, Second VP & Senior Securities Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416
          (763) 765-2913

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph(b) of Rule 485 _X_ on May 1, 2006 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

    If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of the Proposed Public Offering: May 1, 2006

    Title of Securities Registered:

    Individual Deferred Variable Flexible Purchase Payment Annuity Contracts

                                 Part A  PROSPECTUS

                          SUPPLEMENT DATED MAY 1, 2006
                              TO THE PROSPECTUS OF

                 ALLIANZ ADVANTAGE(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ OPPORTUNITY(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY
                                DATED MAY 1, 2006
                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, AND
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

1. THE GBP SECTION OF THE SUMMARY ON PAGE 8 OF THE ADVANTAGE PROSPECTUS AND PAGE 7 OF THE OPPORTUNITY AND CHARTER II PROSPECTUSES ARE REVISED AS
     FOLLOWS:
          The third bullet, second sub bullet is revised to indicate that the 7% AIA applies up to age 80 instead of age 81 and is changed to:

          " . . . adjusted for partial withdrawals before age 80 (the 7% AIA*); the Enhanced GPWB value is . . ."

2. ON PAGE 19 OF EACH OF THE ABOVE MENTIONED PROSPECTUSES, IN THE GMIB SECTION, THE LAST BULLET WHERE THE GMIB LIMITATIONS ARE LISTED IS REVISED TO ADD A DURATION PERIOD AS FOLLOWS:
     "o If you request GMIB Payments based on the 7% AIA, your available Annuity Options are restricted to Annuity Options 2 or 4 AND THE DURATION OF THE PERIOD CERTAIN MUST BE 10 YEARS. Under the 7% . . ."

3. ON PAGE 21 OF THE ADVANTAGE AND CHARTER II PROSPECTUSES AND PAGE 22 OF THE OPPORTUNITY PROSPECTUS, THE SECTION ENTITLED "CALCULATING THE 7% AIA" IN THE ENHANCED GMIB VALUE SECTION IS REVISED AS FOLLOWS:
          Calculation of the benefit occurs up to age 80 instead of age 81 and the following two paragraph headings are revised as follows:

          "ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 80TH BIRTHDAY . . ." and
          "BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 80TH BIRTHDAY . . ."

4. IN THE GMIB AND GPWB SECTIONS OF THE ADVANTAGE PROSPECTUS ON PAGES 19 AND 51, THE OPPORTUNITY PROSPECTUS ON PAGES 18 AND 51, AND THE CHARTER II PROSPECTUS ON PAGES 18 AND 50, THE FOLLOWING SENTENCE IS REVISED TO INDICATE THAT BENEFIT VALUES ARE LIMITED AFTER AGE 80 INSTEAD OF AGE 81.
          "The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 80."

5. IN APPENDIX C OF EACH OF THE ABOVE MENTIONED PROSPECTUSES, THE LAST BULLET POINT IN THE INITIAL LIST OF ASSUMPTIONS IS REVISED AS FOLLOWS TO INDICATE THAT THE OWNER HAS NOT YET REACHED THEIR 80TH BIRTHDAY AS OF THE TENTH CONTRACT ANNIVERSARY.
     "o You have not yet reached your 80TH birthday as of the tenth Contract Anniversary."

                                                                    PRO-001-0506

           THE ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.


This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York.


The Contract is called "flexible purchase payment" because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments we make will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the Investment Options available under the Separate Account). The Contract is "deferred" because Annuity Payments do not have to begin immediately.

The Contract provides two optional Guaranteed Benefit Packages (GBPs). Each GBP includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and both GBPs carry a higher Contract expense. You select a GBP at Contract issue subject to certain age restrictions and the availability of benefits. AFTER WE ISSUE THE CONTRACT, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals. You must wait ten Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE THEY MAY NOT BE APPROPRIATE IF YOU:
o    DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o    DO NOT INTEND TO HOLD THE CONTRACT FOR AT LEAST TEN YEARS, OR
o    INTEND TO FULLY ANNUITIZE THE CONTRACT BEFORE THE TENTH CONTRACT
     ANNIVERSARY.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

We currently offer the Investment Options listed below. You can select up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT OR ANY FIXED INVESTMENT OPTIONS.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

AIM
AZL AIM Basic Value Fund
AZL AIM International Equity Fund

AZL FUSION
AZL Fusion Balanced Fund
AZL Fusion Growth Fund
AZL Fusion Moderate Fund

DAVIS
AZL Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL Dreyfus Founders Equity Growth Fund
AZL Dreyfus Premier Small Cap Value Fund
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.

FRANKLIN TEMPLETON
AZL Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(1)
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

JENNISON
AZL Jennison 20/20 Focus Fund
AZL Jennison Growth Fund
Jennison 20/20 Focus Portfolio

LEGG MASON
AZL Legg Mason Growth Fund
AZL Legg Mason Value Fund

NEUBERGER BERMAN
AZL Neuberger Berman Regency Fund

OPPENHEIMER CAPITAL
AZL OCC Renaissance Fund(2)
AZL OCC Value Fund(2)
OpCap Mid Cap Portfolio(3)

OPPENHEIMER FUNDS
AZL Oppenheimer Developing Markets Fund
AZL Oppenheimer Emerging Growth Fund
AZL Oppenheimer Emerging Technologies Fund
AZL Oppenheimer Global Fund
AZL Oppenheimer International Growth Fund
AZL Oppenheimer Main Street Fund
Oppenheimer High Income Fund/VA

PIMCO
AZL PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
AZL Money Market Fund
SP Strategic Partners Focused Growth Portfolio
SP William Blair International Growth Portfolio

SALOMON BROTHERS
AZL Salomon Brothers Large Cap Growth Fund
AZL Salomon Brothers Small Cap Growth Fund

VAN KAMPEN
AZL Van Kampen Aggressive Growth Fund
AZL Van Kampen Comstock Fund
AZL Van Kampen Emerging Growth Fund
AZL Van Kampen Equity and Income Fund
AZL Van Kampen Global Franchise Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen Mid Cap Growth Fund

The name of the Investment Options listed above that are available under the Allianz VIP Trust and the Allianz VIP Fund of Funds Trust, previously beginning with "USAZ", now begin with "AZL" to reflect a name change of the trust from USAllianz to Allianz effective May 1, 2006.

(1) The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.


(2) The Investment Option name has changed as of September 16, 2005.

     CURRENT NAME                         PREVIOUS NAME
     ---------------------------          ------------------------------------
     AZL OCC Renaissance Fund             USAZ PEA Renaissance Fund
     AZL OCC Value Fund                   USAZ PEA Value Fund

(3) A fund of the Premier VIT series.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: May 1, 2006

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

TABLE OF CONTENTS

SUMMARY...............................................5
    CONTRACT FEATURES AT A GLANCE.....................5

FEE TABLES............................................9
    CONTRACT OWNER TRANSACTION EXPENSES...............9
    CONTRACT OWNER PERIODIC EXPENSES.................10
    ANNUAL OPERATING EXPENSES OF THE
    INVESTMENT OPTIONS...............................11
    EXAMPLES.........................................12

1.  THE VARIABLE ANNUITY CONTRACT....................13
    OWNERSHIP........................................13

2.  THE ANNUITY PHASE................................14
    INCOME DATE......................................14
    PARTIAL ANNUITIZATION............................14
    ANNUITY OPTIONS..................................15
    TRADITIONAL ANNUITY PAYMENTS.....................17
    GUARANTEED MINIMUM INCOME BENEFITS (GMIBS).......18
    TAXATION OF GMIB PAYMENTS........................19
    AMOUNT USED TO CALCULATE GMIB PAYMENTS...........20
    TRADITIONAL GMIB VALUE...........................20
    ENHANCED GMIB VALUE..............................20

3.  PURCHASE.........................................23
    PURCHASE PAYMENTS................................23
    AUTOMATIC INVESTMENT PLAN (AIP)..................23
    ALLOCATION OF PURCHASE PAYMENTS..................23
    TAX-FREE SECTION 1035 EXCHANGES..................24
    FAXED APPLICATIONS...............................24
    FREE LOOK/RIGHT TO EXAMINE.......................24
    ACCUMULATION UNITS/COMPUTING THE CONTRACT
    VALUE............................................25

4.  INVESTMENT OPTIONS...............................26
    SUBSTITUTION AND LIMITATION ON FURTHER
    INVESTMENTS......................................34
    TRANSFERS........................................34
    EXCESSIVE TRADING AND MARKET TIMING..............36
    DOLLAR COST AVERAGING (DCA) PROGRAM..............37
    FLEXIBLE REBALANCING.............................38
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...38
    VOTING PRIVILEGES................................38

5.  OUR GENERAL ACCOUNT..............................39

6.  EXPENSES.........................................39
    MORTALITY AND EXPENSE RISK (M&E) CHARGES.........39
    CONTRACT MAINTENANCE CHARGE......................40
    WITHDRAWAL CHARGE................................40
    TRANSFER FEE.....................................41
    PREMIUM TAXES....................................42
    INCOME TAXES.....................................42
    INVESTMENT OPTION EXPENSES.......................42
7.  TAXES............................................43
    ANNUITY CONTRACTS IN GENERAL.....................43
    QUALIFIED CONTRACTS..............................43
    MULTIPLE CONTRACTS...............................44
    PARTIAL 1035 EXCHANGES...........................44
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........45
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............46
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....47
    DEATH BENEFITS...................................47
    WITHHOLDING......................................47
    FEDERAL ESTATE TAXES.............................47
    GENERATION-SKIPPING TRANSFER TAX.................47
    FOREIGN TAX CREDITS..............................48
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
        FOREIGN CORPORATIONS.........................48
    POSSIBLE TAX LAW CHANGES.........................48
    DIVERSIFICATION..................................48
    REQUIRED DISTRIBUTIONS...........................48

8.  ACCESS TO YOUR MONEY.............................49
    GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)...49
    GPWB PAYMENTS....................................51
    TAXATION OF GPWB PAYMENTS........................53
    SYSTEMATIC WITHDRAWAL PROGRAM....................53
    THE MINIMUM DISTRIBUTION PROGRAM AND
       REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS..53
    SUSPENSION OF PAYMENTS OR TRANSFERS..............54
9.  ILLUSTRATIONS....................................54

10. DEATH BENEFIT....................................54
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.55
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL
        OTHER CONTRACTS..............................56
    TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT
        (TRADITIONAL GMDB)...........................59
    ENHANCED GUARANTEED MINIMUM DEATH BENEFIT
        (ENHANCED GMDB)..............................59
    DEATH BENEFIT PAYMENT OPTIONS....................60

11. OTHER INFORMATION................................61
    ALLIANZ LIFE OF NEW YORK.........................61
    THE SEPARATE ACCOUNT.............................61
    DISTRIBUTION.....................................61
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............62
    ADMINISTRATION/ALLIANZ SERVICE CENTER............63
    LEGAL PROCEEDINGS................................63
    FINANCIAL STATEMENTS.............................63
12. GLOSSARY.........................................64

13. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION...........................66

14. PRIVACY NOTICE...................................67
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
    EACH INVESTMENT OPTION...........................68

APPENDIX B - CONDENSED FINANCIAL INFORMATION.........72

APPENDIX C - GMIB AND GPWB VALUE
    CALCULATION EXAMPLES.............................76

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES......78

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

SUMMARY
Definitions for key, capitalized terms appear in section 12, Glossary. The following is a list of common abbreviations used in this prospectus:

        AIA  =   ANNUAL INCREASE AMOUNT                          GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
        GBP  =   GUARANTEED BENEFIT PACKAGE                      GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
       GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT                 MAV  =  MAXIMUM ANNIVERSARY VALUE


The Contract is intended for retirement savings or other long-term investment purposes. The Contract has an Accumulation Phase and an Annuity Phase, provides a choice of death benefits, flexible Purchase Payments, withdrawal and annuity features, and offers a choice of two optional GBPs that include income and distribution benefits. You can purchase this annuity as a Non-Qualified Contract or as a Qualified Contract. Qualified Contracts are purchased under certain pension or retirement plans that are tax qualified under the Internal Revenue Code. All other Contracts are called Non-Qualified. This Contract provides a means for investing on a tax-deferred basis. For Qualified Contracts, tax deferral is already provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract.

This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the Statement of Additional Information.


CONTRACT FEATURES AT A GLANCE

-----------------------------------------------------------------------------------------------------------------------------
PURCHASE REQUIREMENTS
-----------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER
REACHES AGE 70.
MAXIMUM ISSUE AGE.........................................80 for all Owners/Annuitant(s)
MINIMUM INITIAL PAYMENT...................................$25,000
MINIMUM ADDITIONAL PAYMENT*...............................$250 (or $100 through the automatic investment plan)
MAXIMUM TOTAL PAYMENTS....................................$1 million without prior approval

* Not available after exercise of the GPWB.

(See section 3, Purchase - Purchase Payments)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FREE LOOK
-----------------------------------------------------------------------------------------------------------------------------
You can cancel the Contract within ten days and you will receive the Contract
Value. For IRA Qualified Contracts you can cancel the Contract within seven days and we will refund your Purchase Payments less withdrawals.

(See section 3, Purchase - Free Look/Right to Examine)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
ANNUITY PAYMENTS
-----------------------------------------------------------------------------------------------------------------------------
TRADITIONAL ANNUITY PAYMENTS................Select variable Annuity Payments, fixed Annuity Payments, or a combination or both.
AVAILABLE ANNUITY OPTIONS...................Life; life with period certain; joint and last survivor; joint and last survivor with period certain; refund life; and specified period certain (subject to certain restrictions).
CONTRACTS WITH A GBP........................You can request fixed Annuity Payments under the GMIB.

The Contract allows you to apply some of the Contract Value (Partial
Annuitization) or all of the Contract Value (Full Annuitization) to Traditional
Annuity Payments subject to certain restrictions. The maximum number of annuitizations we allow at any one time is five.

For tax purposes, Partial Annuitizations will be treated as withdrawals and not annuity payments. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments and not as withdrawals.

(See section 2, The Annuity Phase)
-----------------------------------------------------------------------------------------------------------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                       6

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------------------------------------
You can invest in up to 15 of the available Investment Options at any one time.
We may change this in the future, but we will always allow you to invest in at least five Investment Options. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment
Options. The amount of Contract Value you are able to accumulate in the Contract during the Accumulation Phase and the amount of variable Traditional Annuity
Payments we make during the Annuity Phase depend in large part upon the investment performance of the Investment Options you select.

(See section 3, Purchase - Allocation of Purchase Payments; and section 4,
Investment Options)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TRANSFERS
-----------------------------------------------------------------------------------------------------------------------------
You can make 12 free transfers every year. A transfer fee of $25 may apply to each transfer after that during the Accumulation Phase.

(See the Fee Tables; section 4 Investment Options - Transfers; and section 6, Expenses - Transfer Fee)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PENALTY-FREE WITHDRAWALS
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH A GBP........................Penalty-free withdrawals are available under the GPWB.

WITHDRAWALS WILL REDUCE THE CONTRACT VALUE AND THE AMOUNTS AVAILABLE UNDER ANY
INCOME AND DEATH BENEFIT. WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND IF ANY OWNER
IS YOUNGER THAN AGE 59 1/2, ANY EARNINGS MAY BE SUBJECT TO A 10% FEDERAL PENALTY
TAX.

(See section 8, Access to your Money - Guaranteed Partial Withdrawal Benefits (GPWBs))
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE (DURING ACCUMULATION PHASE ONLY)
-----------------------------------------------------------------------------------------------------------------------------
8% in the first year after we receive a Purchase Payment, declining to 0% after we have had a Purchase Payment for two complete years.

(See the Fee Tables; and section 6, Expenses - Withdrawal Charge)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (DURING THE ACCUMULATION AND ANNUITY PHASES)
-----------------------------------------------------------------------------------------------------------------------------
Consists of a mortality and expense risk (M&E) charge. Calculated as a percentage of the average daily assets invested in a subaccount on an annual basis, and is deducted from Separate Account assets. The M&E charge varies during the Accumulation Phase depending on the benefit options that apply. The
Separate Account annual expenses are as follows:

DURING THE ACCUMULATION PHASE:
    CONTRACTS WITHOUT A GBP.................Traditional GMDB = 1.75%; Enhanced GMDB = 1.95%
    CONTRACTS WITH THE TRADITIONAL GBP......Traditional GMDB = 1.95%; Enhanced GMDB = 2.10%
    CONTRACTS WITH THE ENHANCED GBP.........Traditional GMDB = 2.45%; Enhanced GMDB = 2.60%

DURING THE ANNUITY PHASE....................If you request variable Traditional Annuity Payments = 1.75%

IT IS POSSIBLE TO HAVE DIFFERENT M&E CHARGES ON DIFFERENT PORTIONS OF THE CONTRACT AT THE SAME TIME IF YOU REQUEST VARIABLE
TRADITIONAL ANNUITY PAYMENTS UNDER A PARTIAL ANNUITIZATION.

(See the Fee Tables; and section 6, Expenses - Mortality and Expense Risk (M&E) Charge)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT MAINTENANCE CHARGE (DURING THE ACCUMULATION AND ANNUITY PHASES)
-----------------------------------------------------------------------------------------------------------------------------
$30 every year, but we waive the charge if the Contract Value is at least $75,000.

(See the Fee Tables; and section 6, Expenses - Contract Maintenance Charge)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS (DURING THE ACCUMULATION AND ANNUITY PHASES)
-----------------------------------------------------------------------------------------------------------------------------
For 2005, these expenses and fees (including Rule 12b-1 fees) ranged, on an annual basis, from 0.52% to 1.78% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

(See the Fee Tables; section 6, Expenses - Investment Option Expenses; and Appendix A - Annual Operating Expenses for Each
Investment Option)
-----------------------------------------------------------------------------------------------------------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                       7

-----------------------------------------------------------------------------------------------------------------------------
DEATH BENEFITS
-----------------------------------------------------------------------------------------------------------------------------
You can choose one of two death benefits at Contract issue subject to certain restrictions. If you do not make a selection, the Traditional GMDB will apply to the Contract. Death benefits are only available during the Accumulation Phase;
however, there may be a lump sum refund due to the Payee during the Annuity
Phase if the refund life Annuity Option is in effect. THE ENHANCED GMDB CARRIES
A HIGHER M&E CHARGE. ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL
IT.

TRADITIONAL GMDB............................The greater of Contract Value or total Purchase Payments adjusted for partial withdrawals.

ENHANCED GMDB...............................The greater of Contract Value, or the highest Contract Value that occurred at issue or on any Contract Anniversary before age 81, adjusted for subsequent
                                            Purchase Payments and partial withdrawals (the MAV).

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN WHAT IS PROVIDED  UNDER THE TRADITIONAL GMDB
BUT THEY MAY BE EQUAL.

(See section 10, Death Benefit; and section 2, The Annuity Phase)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT PACKAGES (GBPs)
-----------------------------------------------------------------------------------------------------------------------------
CLIENT PROFILE: has ten years until income is needed; wants guarantees on future income; wants flexible income options.
o    Available at Contract issue subject to certain age restrictions.
o    Each GBP includes a GMIB and a GPWB; these benefits are not available individually.
o    GMIB Payments are based on the GMIB value and GPWB Payments are based on the GPWB value.
     -    For Contracts with the Traditional GBP, the GMIB/GPWB value is total
          Purchase Payments adjusted for partial withdrawals.
     -    For Contracts with the Enhanced GBP, the Enhanced GMIB value is either the MAV, or the 7% guaranteed annual increase on total Purchase
          Payments adjusted for partial withdrawals before age 81 (the 7% AIA*);
          the Enhanced GPWB value is either the 5% AIA,* or the MAV.

*   Subject to a maximum of 2 times total Purchase Payments received in the first five Contract Years adjusted for partial withdrawals.

THE GMIB/GPWB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GMIB/GPWB VALUE UNDER THE TRADITIONAL GBP BUT THEY
MAY BE EQUAL.

THE GBPS CARRY A HIGHER M&E CHARGE. AFTER CONTRACT ISSUE, A GBP CANNOT BE ADDED
TO, CHANGED, OR REMOVED FROM YOUR CONTRACT.

(See section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs); and section 8, Access to Your Money -
Guaranteed Partial Withdrawal Benefits (GPWBs))
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
GUARANTEED PARTIAL WITHDRAWAL BENEFITS UNDER THE GBPs
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). GPWB Payments are not guaranteed for life and you could outlive your payment stream.
     o    For Contracts with the Traditional GBP, you can receive GPWB Payments of up to 10% of the GPWB value per year for ten years.
     o    For Contracts with the Enhanced GBP, you can receive GPWB Payments of up to 5% of the GPWB value per year for 20 years if the 5% AIA applies, or you can receive up to 10% of the GPWB value per year for ten years if the MAV applies.

THE GPWBs ARE NOT AVAILABLE BEFORE THE TENTH CONTRACT ANNIVERSARY.

(See section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits (GPWBs))
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFITS UNDER THE GBPs
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).
Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the
Payee may receive less than your investment in the Contract.

THE GMIBs ARE NOT AVAILABLE BEFORE THE TENTH CONTRACT ANNIVERSARY.

(See section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs))
-----------------------------------------------------------------------------------------------------------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                       8

-----------------------------------------------------------------------------------------------------------------------------
TAXES
-----------------------------------------------------------------------------------------------------------------------------
YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL TAX MATTERS
INVOLVING YOUR CONTRACT. Your earnings are generally not taxed until you take them out. For tax purposes, if you take a withdrawal or otherwise receive a distribution, earnings from a Non-Qualified Contract are generally considered to be withdrawn first and are taxed as ordinary income. If you annuitize a
Non-Qualified Contract, a portion of each Annuity Payment may be treated as a partial return of the Purchase Payment(s) and will not be taxed. The remaining portion of the payment will be treated as ordinary income. Once we have paid out all of your Purchase Payments, the entire Annuity Payment is taxable as ordinary income. Annuity Payments from Qualified Contracts will likely be treated as fully taxable ordinary income. For distributions under both Qualified and
Non-Qualified Contracts, if any Owner is younger than age 59 1/2 at the time of distribution, you may be charged a 10% federal penalty tax on any Contract earnings. Death benefits are taxable as ordinary income to the Beneficiary and may be subject to estate taxes. Other tax rules and limitations may apply to
Qualified Contracts.

(See section 7, Taxes)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRIVACY POLICY
-----------------------------------------------------------------------------------------------------------------------------
WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF
THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS
PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR
PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO
SAFEGUARD THAT INFORMATION.

(See section 14, Privacy Notice)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
INQUIRIES
-----------------------------------------------------------------------------------------------------------------------------
If you have any questions about the Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.
-----------------------------------------------------------------------------------------------------------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. Taxes, including deductions we make to reimburse us for state premium taxes, also may apply although they do not appear in these tables. For more information see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1)
(as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE YEARS
  SINCE PURCHASE PAYMENT
          RECEIPT                     CHARGE
       -------------              -------------
             0                          8%
             1                          7%
      2 years or more                   0%

TRANSFER FEE(2).....................  First 12 transfers in a Contract
                                      Year are free. Thereafter, the fee is $25.

(1) GPWB Payments are not subject to a withdrawal charge. For more details and additional information on other penalty-free withdrawal options please see section 8, Access to Your Money.

(2) Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this charge during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

CONTRACT OWNER PERIODIC EXPENSES
The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:
-----------------------------
CONTRACT MAINTENANCE CHARGE(3)......................$30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)
                                         M&E CHARGES
                           ------------------------------------------
                                         TRADITIONAL
                           NO GBP            GBP        ENHANCED GBP
                      ------------      ------------    ------------
Traditional GMDB            1.75%           1.95%          2.45%
Enhanced GMDB               1.95%           2.10%          2.60%

    The Traditional GBP consists of:
    o   The Traditional GMIB, and
    o   The Traditional GPWB.

    The Enhanced GBP consists of:
    o   The Enhanced GMIB, and
    o   The Enhanced GPWB.

If you exercise the GPWB, the increased M&E charges associated with the GBP will continue until the GPWB endorsement terminates and the increased M&E charges associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

DURING THE ANNUITY PHASE:
-------------------------
CONTRACT MAINTENANCE CHARGE(3).....................$30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)
    M&E CHARGE........................................................1.75%

(3) We waive this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total Contract Value of all your Contracts. If the total Contract Value of all your Contracts is at least $75,000, we waive the charge on all your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2005 charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. Current and future total annual operating expenses could be higher or lower than those shown in the table. These expenses are deducted from the Investment Options' assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. Please see the Investment Options' prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                                                              MINIMUM         MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                             0.52%           1.78%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The amount of these fees that are deducted from Investment Option assets is reflected in the above table and are disclosed in Appendix A.

Appendix A contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $30 contract maintenance charge is included in the examples as a charge of 0.035% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Owners may pay more or less than the average.

Transfer fees and deductions we make to reimburse us for premium taxes may apply but are not reflected in these examples. For additional information, see section 6, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay the following expenses for Contracts with:
    a) the Enhanced GMDB and the Enhanced GPWB (which includes the Enhanced GMIB and Enhanced GPWB and carries the highest M&E charge of 2.60%).
    b) the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.75%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
1.78% (the maximum)                                            a) $1,243     a) $1,337      a) $2,242     a) $4,553
                                                               b) $1,159     b) $1,093      b) $1,849     b) $3,836
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.52% (the minimum)                                            a) $1,118    a)    $973      a) $1,652     a) $3,465
                                                               b) $1,034    b)    $720      b) $1,233     b) $2,640
------------------------------------------------------------- ------------- ------------- -------------- -------------

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay the following expenses for Contracts with:
    a)  the Enhanced GMDB and the Enhanced GPWB (which includes the Enhanced
        GMIB and Enhanced GPWB and carries the highest M&E charge of 2.60%).
    b) the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.75%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
1.78% (the maximum)                                           a)    $443     a) $1,337      a) $2,242     a) $4,553
                                                              b)    $359     b) $1,093      b) $1,849     b) $3,836
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.52% (the minimum)                                           a)    $318    a)    $973      a) $1,652     a) $3,465
                                                              b)    $234    b)    $720      b) $1,233     b) $2,640
------------------------------------------------------------- ------------- ------------- -------------- -------------

* Traditional Annuity Payments are not available until 13 months after your Issue Date and GMIB Payments are not available until the tenth Contract Anniversary.


See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and in turn we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its death benefit, annuity benefits and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and subject to certain restrictions you can make additional Purchase Payments. The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. For Contracts with a GBP you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning on the tenth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time.

* GMIB Payments are not available under a Partial Annuitization.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of the Investment Option(s) you select. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. However, we do not allow Joint Owners to take Partial Annuitizations. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. If you take a Partial Annuitization, the Owner must be the Annuitant and we do not allow the Owner to add a joint Annuitant.


The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE FOR PARTIAL ANNUITIZATIONS: There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant. Partial Annuitizations are not available to Joint Owners.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.


--------------------------------------------------------------------------------
2. THE ANNUITY PHASE

You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) is misstated, the amount payable will be the amount that would have been provided at the true age or sex.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION

PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. UNDER A PARTIAL ANNUITIZATION THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

You can take Partial Annuitizations as Traditional Annuity Payments after 13 months. GMIB Payments are not available under a Partial Annuitization. Partial Annuitizations are not available after you exercise the GPWB (if applicable) or after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Traditional Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. We will treat amounts you apply to a Partial Annuitization as a partial withdrawal for tax purposes, but the amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the GMDB value, and for Contracts with a GBP, it will also decrease the GMIB and GPWB values. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. For more information see section 2, Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs); section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits (GPWBs); and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS A PARTIAL WITHDRAWAL AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, on the Business Day you take the full withdrawal, all Annuity Payment streams should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals and not annuity payments for tax purposes, this means that any gains in the entire Contract will be considered to be distributed before Purchase Payments. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire Annuity Payment we make under a Partial Annuitization will most likely be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, any Contract earnings in the Annuity Payments we make under a Partial Annuitization may be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions to reimburse us for premium taxes from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

IF ANY OWNER DIES AFTER TAKING A PARTIAL ANNUITIZATION, AND ANY PORTION OF THE CONTRACT IS IN THE ACCUMULATION PHASE, AND THERE IS A DEATH BENEFIT AVAILABLE UNDER THE CONTRACT, DEATH BENEFIT PAYMENT OPTION C WILL NOT BE AVAILABLE. FEDERAL LAW REQUIRES THAT ONCE A PARTIAL ANNUITIZATION HAS BEEN TAKEN WE MUST DISTRIBUTE ANY DEATH BENEFIT WITHIN FIVE YEARS OF THE DATE OF DEATH. THEREFORE, SINCE DEATH BENEFIT PAYMENT OPTION C ALLOWS FOR PAYMENT OF THE DEATH BENEFIT AS A TRADITIONAL ANNUITY PAYMENT OVER THE LIFETIME OF THE BENEFICIARY, IT IS NOT AVAILABLE IN THIS SITUATION.

ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make monthly Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. This Annuity Option is only available for variable payouts under a Partial Annuitization. Fixed payouts are not available under this Annuity Option for Partial Annuitizations. Under this Annuity Option we will make monthly Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a single lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed monthly variable Traditional Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. This Annuity Option is not available to you under a Partial Annuitization. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Monthly Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. This Annuity Option is not available to you under a Partial Annuitization. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed monthly variable Traditional Annuity Payments, as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula:

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:

    (A) =  Annuity Unit value of the subaccount for that given Investment
           Option when due proof of the Annuitant's death is received at the Service Center.
    (B) = The amount applied to variable Traditional Annuity Payments on the Income Date.
    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the Service Center.
    (D) = The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at the Service Center.
    (E) =  Dollar value of first variable Traditional Annuity Payment.
    (F) = Number of variable Traditional Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


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OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. This Annuity Option is not available to you under a Partial Annuitization. This option is only available if you select an optional GBP and elect to receive fixed GMIB Payments based on the GMIB value, or if you exercise the GPWB and elect to stop GPWB Payments and instead receive fixed Annuity Payments based on your remaining GPWB value. Under this option, we will make monthly Annuity Payments for a specified period of time. You select the specified period certain and it must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments to the Payee for the rest of the specified period certain.

TRADITIONAL ANNUITY PAYMENTS

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o    a variable payout,
o    a fixed payout, or
o    a combination of both.

Annuity Option 6 is only available if you select an optional GBP and:
o    you request fixed GMIB Payments based on the GMIB value; or
o if you exercise the GPWB and elect to stop GPWB Payments and instead request fixed Annuity Payments based on your remaining GPWB value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (or equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can invest in up to 15 of the available Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the Investment Option allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value (less any deduction we make to reimburse us for premium tax) is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Traditional Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Traditional Annuity Payments are generally based on the interest rate and mortality table specified in your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payment will depend upon the following factors:
o the Contract Value (less any deduction we make to reimburse us for premium tax) on the Income Date,
o    the age of the Annuitant and any joint Annuitant on the Income Date,
o    the Annuity Option you select,
o the assumed investment return (AIR) and the mortality table specified in the Contract, and
o    the future performance of the Investment Option(s) you selected.

You can choose an AIR of either 3% or 4.5%. Using a higher AIR will result in a higher initial variable Traditional Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual investment performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF:
o    under Annuity Options 1 and 3, the death of the last surviving Annuitant;
o under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period*;
o under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund;
o    under Annuity Option 6, the expiration of the specified period certain; or
o    Contract termination.

* If at the death of the last surviving Annuitant we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments, this portion of the Contract will terminate upon payment of the lump sum.

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GUARANTEED MINIMUM INCOME BENEFITS (GMIBS)
The GMIBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o   the Traditional GMIB, and
o   the Traditional GPWB.

The Enhanced GBP consists of:
o   the Enhanced GMIB, and
o   the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.


CLIENT PROFILE: has ten years until income is needed; wants guarantees on future income; wants flexible income options.

All GBPs carry an additional M&E charge. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

You select a GBP at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date. The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 81. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT.

We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. You can always annuitize your Contract Value 13 months or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE THEY MAY NOT BE APPROPRIATE IF
YOU:
o    DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o    DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING PERIOD,
     OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GMIB value is total Purchase Payments adjusted for partial withdrawals, or the Enhanced GBP where the GMIB value is either the MAV, or the 7% AIA. THE GMIB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GMIB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GMIB VALUE BY EXERCISING THE GMIB. For more information see the GMIB value discussions later in this section.

If you purchase this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIBS.


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The annuity income protection provided by the GMIB will apply only under the following circumstances:
o Your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary;
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option you select;
o If the Annuity Option you select involves a guaranteed period, the duration of the guaranteed period must be at least ten years;
o If you select Annuity Option 6, we will base the GMIB Payments on an interest rate of 1% per year; and
o If you request GMIB Payments based on the 7% AIA, your available Annuity Options are restricted to Annuity Options 2 or 4. Under the 7% AIA, we will base GMIB Payments on an interest rate of 1% per year, and the mortality table specified in your endorsement.

Under the GMIB you can only take a Full Annuitization.

IF YOU EXERCISE THE GMIB:
o    The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the M&E charge, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.75% M&E charge.
o    The GPWB will terminate.
o    The GMDB endorsement will terminate.

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

IF YOU EXERCISE THE GMIB, THE PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF:
o    under Annuity Options 1 and 3, the death of the last surviving Annuitant;
o under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period;
o under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund;
o    under Annuity Option 6, the expiration of the specified period certain; or
o    Contract termination.

BEFORE YOU EXERCISE THE GMIB, THE GMIB ENDORSEMENT WILL ONLY TERMINATE UPON THE EARLIEST OF:
o    Contract termination;
o the Business Day before the Income Date that you take a Full Annuitization and request Traditional Annuity Payments;
o    the Business Day the GMIB value and Contract Value are both zero;
o    the date GPWB Payments begin; or
o the death of the Owner, unless the spouse continues the Contract as the new Owner.

TAXATION OF GMIB PAYMENTS

GMIB Payments should be treated as annuity payments for tax purposes. If you request Traditional Annuity Payments under a Partial Annuitization they should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

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AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TRADITIONAL GMIB VALUE

The Traditional GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to:
o    total Purchase Payments received,
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE TRADITIONAL GMIB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we will deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix C for examples of the calculations of the Traditional GMIB value.

ENHANCED GMIB VALUE

The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o    the 7% AIA; or
o    the MAV.

If the MAV is greater than the 7% AIA, the Enhanced GMIB value is equal to the MAV. If the 7% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 7% AIA or the MAV.

THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE 7% AIA
The 7% AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the 7% AIA is equal to:
o    its value on the immediately preceding Business Day;
o    plus any additional Purchase Payments received that day;
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization that day; and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any withdrawal charge).

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ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY*, the 7%
AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY*, we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age.

WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o    2 times the total Purchase Payments received in the first five Contract
     Years,
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization that day, and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any withdrawal charge).

ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions we received. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

Please see Appendix C for examples of the calculations of the Enhanced GMIB value.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR TRADITIONAL GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO TOTAL PURCHASE PAYMENTS ADJUSTED FOR PARTIAL WITHDRAWALS. YOUR ENHANCED GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO EITHER THE 5% AIA OR THE MAV. ONCE YOU EXERCISE THE GPWB, THE GPWB VALUE WILL STOP INCREASING, AND IT WILL DECREASE:
o    on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal you take.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.


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If you exercise the GPWB, you can elect to stop GPWB Payments and instead:
o take an Excess Withdrawal of the entire Contract Value, less any deduction we make to reimburse us for premium tax (available at anytime),
o request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any withdrawal charges and any deduction we make to reimburse us for premium tax (available at anytime), or
o request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs), such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the M&E charge to 1.75% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value we will no longer assess the M&E charge on that portion of the Contract and that portion of the Contract you applied to Annuity Payments will terminate as indicated in section 2, The Annuity Phase.

If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges and any deduction we make to reimburse us for premium tax) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000 you can instead elect to:
o    continue the Contract, or
o annuitize the remaining Contract Value (less any deduction we make to reimburse us for premium tax).

If you elect to continue or annuitize the Contract, we will no longer assess the M&E charge associated with the GBP.

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3.    PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. To purchase this Contract all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows:
o    The minimum initial payment we will accept is $25,000.
o You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase before you exercise the GPWB, if applicable.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION OR AFTER YOU EXERCISE THE GPWB.
o The maximum total amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on inherited IRA Contracts see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

This Contract is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its death benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. The Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time you want. We need to be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional amounts. If you do not instruct us, we will allocate them in the same way as your most recent Purchase Payment instructions to us. You may change the allocation of future Purchase Payments without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments received on or after we

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                                       24

receive your notice or instructions. We do not currently accept future allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently you can invest in up to 15 of the Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time. If you submit a Purchase Payment and/or application to your registered representative we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o    you might have to pay a withdrawal charge on your previous contract;
o    there will be a new withdrawal charge period for this Contract;
o    other charges under this Contract may be higher (or lower); and
o    the benefits may be different.


If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or, website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you purchased this Contract as an IRA we will refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006 expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Options according to the selections you made at Contract issue. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also depend on the charges of the Contract. In order to keep track of your Contract Value in the Separate Account we use a measurement called an Accumulation Unit. If you select variable payouts during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined as of 4:00 p.m. Eastern Time each Business Day, and any Purchase Payment received at or after 4:00 p.m. Eastern Time will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day; and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.*

* For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units as of 4:00 p.m. Eastern Time on the previous Business Day.

EXAMPLE
o On Wednesday we receive at our Service Center an additional Purchase Payment of $3,000 from you before 4:00 p.m. Eastern Time.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after 4:00 p.m. Eastern Time, it would have received the next Business Day's price.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

4. INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS CALL EITHER YOUR REGISTERED REPRESENTATIVE OR US (AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS). We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

The Investment Options currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds. Upon receipt of regulatory approval, each AZL FusionPortfolio may also be permitted to invest in unaffiliated underlying mutual funds and other types of investments.

The AZL FusionPortfolios seek to achieve their investment objective through investment in a combination of underlying investments through an analysis that includes the implementation of a strategic asset allocation recommendation provided by Morningstar(R) Associates, LLC (Morningstar). Morningstar serves as a consultant to the manager, Allianz Life Advisers, LLC, with respect to selecting the underlying investments and the asset allocations among the underlying funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact the Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006


---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                    ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
AIM                    AZL AIM Basic                                     X            Long-term      At least 65% of total assets
                       Value Fund                                                     growth of      in equity securities of U.S.
                                                                                      capital        issuers that have market
Managed by Allianz                                                                                   capitalizations of greater
Life Advisers, LLC/                                                                                  than $500 million and that
A I M Capital                                                                                        the subadviser believes to
Management, Inc.                                                                                     be undervalued.

                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL AIM                                    X                   Long-term      At least 80% of its assets
                       International                                                  growth of      in a diversified portfolio
                       Equity Fund                                                    capital        of international equity
                                                                                                     securities whose issuers
                                                                                                     are considered by the
                                                                                                     fund's subadviser to
                                                                                                     have strong earnings
                                                                                                     momentum.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- ----------------------------
AZL Fusion             AZL Fusion              X   X  X   X   X   X   X  X  X  X  X   Long-term      Allocation among the
                       Balanced Fund                                                  capital        underlying investments, to
Managed by Allianz                                                                    appreciation   achieve a range generally
Life Advisers, LLC                                                                    with           from 45% to 55% of assets in
                                                                                      preservation   equity funds with the
                                                                                      of capital     remaining balance invested
                                                                                      as an          in fixed income funds.
                                                                                      important
                                                                                      consideration
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Fusion              X   X  X   X   X   X   X  X  X  X  X   Long-term      Allocation among the
                       Growth Fund                                                    capital        underlying investments, to
                                                                                      appreciation   achieve a range generally
                                                                                                     from 75% to 85% of assets
                                                                                                     in equity funds with the
                                                                                                     remaining balance invested
                                                                                                     infixed income funds.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Fusion              X   X  X   X   X   X   X  X  X  X  X   Long-term      Allocation among the
                       Moderate Fund                                                  capital        underlying investments, to
                                                                                      appreciation   achieve arange generally
                                                                                                     from 60% to 70% of assets
                                                                                                     in equity funds with the
                                                                                                     remaining balance invested
                                                                                                     in fixed income funds.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Davis                  AZL Davis NY                                      X            Long-term      Invests the majority of
                       Venture Fund                                                   growth of      assets in equity securities
Managed by Allianz                                                                    capital        issued by large companies
Life Advisers, LLC/                                                                                  with market capitalizations
Davis Selected                                                                                       of at least $10 billion.
Advisers, L.P.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Davis       Davis VA                    X                                  Long-term      At least 80% in common stock
Advisors               Financial                                                      growth of      of companies "principally
                       Portfolio                                                      capital        engaged" in financial
                                                                                                     services.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Dreyfus                AZL Dreyfus                                          X         Long-term      Primarily invests in common
                       Founders                                                       growth of      stocks of large,
                       Equity Growth                                                  capital and    well-established and mature
                       Fund                                                           income         companies. Normally invests
                                                                                                     at least 80% of its net
                                                                                                     assets in stocks that are
Managed by Allianz                                                                                   included in a widely
Life Advisers, LLC/                                                                                  recognized index of stock
Founders Asset                                                                                       market performance. May
Management LLC                                                                                       invest in non-dividend
                                                                                                     paying companies if they
                                                                                                     offer better prospects for
                                                                                                     capital appreciation. May
                                                                                                     invest up to 30% of its
                                                                                                     total assets in foreign
                                                                                                     securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Allianz     AZL Dreyfus                                             X      Seeks          Normally invests at least
Life Advisers, LLC/    Premier Small                                                  long-term      80% of its net assets in
The Dreyfus            Cap Value Fund                                                 growth of      stocks of small U.S.
Corporation                                                                           capital        companies.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                       28
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                        ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by The         Dreyfus IP                                              X      Match          Invests in a representative
Dreyfus Corporation    Small Cap                                                      performance    sample of stocks included in
                       Stock Index                                                    of the         the S&P Small Cap 600 Index,
                       Portfolio                                                      Standard &     and in futures whose
                                                                                      Poor's Small   performance is related to
                                                                                      Cap 600 Index  the index, rather than
                                                                                                     attempt to replicate the
                                                                                                     index.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Dreyfus Stock                                  X               Match total    Invests in all 500 stocks in
                       Index Fund,                                                    return of      the S&P 500 in proportion to
                       Inc.                                                           the S&P 500    their weighting in the index.
                                                                                      Composite
                                                                                      Stock Price
                                                                                      Index
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Franklin Templeton     AZL Franklin                                            X      Long-term      At least 80% of its net
                       Small Cap                                                      total return   assets in investments of
                       Value Fund                                                                    small capitalization
Managed by Allianz                                                                                   companies with market
Life Advisers, LLC/                                                                                  capitalizations similar to
Franklin Advisory                                                                                    those that comprise the
Services, LLC                                                                                        Russell 2500 index at the
                                                                                                     time of purchase.


---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin                    X                                  Capital        At least 80% of net assets
Advisers, Inc.         Global                                                         appreciation   in investments of
                       Communications                                                 and current    communications companies
                       Securities Fund                                                income         anywhere in the world and
                                                                                                     normally invests primarily
                                                                                                     to predominantly in equity
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin                                          X            Capital        Invests predominantly in a
                       Growth and                                                     appreciation,  broadly diversified
                       Income                                                         with current   portfolio of equity
                       Securities Fund                                                income as a    securities that the Fund's
                                                                                      secondary      manager considers to be
                                                                                      goal           financially strong but
                                                                                                     undervalued by the market.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin High                           X                      High current   Invests primarily to
                       Income Fund                                                    income with    predominantly in high yield,
                                                                                      capital        lower quality debt
                                                                                      appreciation   securities.
                                                                                      as a
                                                                                      secondary
                                                                                      goal
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin                    X                                  Maximize       Normally invests in debt and
                       Income                                                         income while   equity securities, including
                       Securities Fund                                                maintaining    corporate, foreign and U.S.
                                                                                      prospects      Treasury bonds and stocks
                                                                                      for capital    with dividend yields the
                                                                                      appreciation   manager believes are
                                                                                                     attractive.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin Large                                 X               Capital        At least 80% of net assets
                       Cap Growth                                                     appreciation   in investments of large
                       Securities Fund                                                               capitalization companies,
                                                                                                     predominantly in equity
                                                                                                     securities. For this Fund,
                                                                                                     large cap companies are
                                                                                                     with market cap values
                                                                                                     within those of the top
                                                                                                     50% of companies in the
                                                                                                     Russell 1000 Index, at the
                                                                                                     time of purchase.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin Real               X                                  Capital        At least 80% of net assets
                       Estate Fund                                                    appreciation   in investments of companies
                                                                                      with current   operating in the real estate
                                                                                      income as a    sector.
                                                                                      secondary
                                                                                      goal
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                       29
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                        ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin                                                   X   Long-term      At least 80% of net assets
Advisory Services,     Rising                                                         capital        in investments of companies
LLC                    Dividends                                                      appreciation   that have paid rising
                       Securities Fund                                                with           dividends, and normally
                                                                                      preservation   invests predominantly in
                                                                                      of capital     equity securities.
                                                                                      as an
                                                                                      important
                                                                                      consideration
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin                                                   X   Long-term      At least 80% of net assets
Advisers, Inc.         Small-Mid Cap                                                  capital        in investments of small
                       Growth                                                         growth         capitalization and mid
                       Securities Fund                                                               capitalization companies.
                                                                                                     For this Fund, small cap
                                                                                                     companies are those with
                                                                                                     market capitalization values
                                                                                                     not exceeding $1.5 billion
                                                                                                     or the highest market
                                                                                                     capitalization value in
                                                                                                     the Russell 2000(R) Index,
                                                                                                     whichever is greater at the
                                                                                                     time of purchase; and mid cap
                                                                                                     companies are companies with
                                                                                                     market capitalization values
                                                                                                     not exceeding $8.5  billion,
                                                                                                     at the time of purchase.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin Small                                          X      Long term      At least 80% of net assets
Advisory Services,     Cap Value                                                      total return   in investments of small
LLC                    Securities Fund                                                               capitalization companies,
                                                                                                     and invests predominantly
                                                                                                     in equity securities of
                                                                                                     companies the manager
                                                                                                     believes are undervalued.
                                                                                                     For this Fund, small cap
                                                                                                     companies are those with cap
                                                                                                     values not exceeding $2.5
                                                                                                     billion, at the time of
                                                                                                     purchase.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Franklin    Franklin U.S.            X                                     Income         At least 80% of its net
Advisers, Inc.         Government Fund                                                               assets in U.S. government
                                                                                                     securities, primarily fixed
                                                                                                     and variable rate
                                                                                                     mortgage-backed securities,
                                                                                                     a substantial portion of
                                                                                                     which are Ginnie Maes.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin Zero                       X                          As high an     At least 80% of net assets
                       Coupon Fund                                                    investment     in zero coupon debt
                       2010                                                           return as is   securities and normally
                                                                                      consistent     invests primarily to
                                                                                      with capital   predominantly in U.S.
                                                                                      preservation   Treasury issue stripped
                                                                                                     securities and stripped
                                                                                                     securities issued by the
                                                                                                     U.S. government or its
                                                                                                     agencies and authorities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Mutual                                      X                  Capital        Invests mainly in U.S. and
Mutual Advisers, LLC   Discovery                                                      appreciation   foreign equity securities,
                       Securities Fund                                                               and substantially in
                                                                                                     undervalued stocks and  to
                                                                                                     a lesser extent in risk
                                                                                                     arbitrage securities and
                                                                                                     distressed companies.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       Mutual Shares                                     X            Capital        Invests mainly in equity
                       Securities Fund                                                appreciation,  securities, and
                                                                                      with income    substantially in undervalued
                                                                                      as a           stocks and to a lesser
                                                                                      secondary      extent in risk arbitrage
                                                                                      goal           securities and distressed
                                                                                                     companies.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                   X                                  Long-term      At least 80% of net assets
Asset Management,      Developing                                                     capital        in emerging market
Ltd.                   Markets                                                        appreciation   investments, and invests
                       Securities Fund                                                               primarily to predominantly
                                                                                                     in equity securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                       30
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                        ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                                   X                  Long-term      At least 80% of net assets
Investment Counsel,    Foreign                                                        capital        in investments of issuers
LLC                    Securities                                                     growth         located outside the U.S.,
                       Fund                                                                          including those in emerging
                                                                                                     markets,  and  normally
                                                                                                     invests predominantly in
                                                                                                     equity securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                                   X                  Long-term      Invests primarily in equity
Global Advisors        Growth                                                         capital        securities of companies
Limited                Securities Fund                                                growth         located anywhere in the
                                                                                                     world, including those in
                                                                                                     the U.S. and in emerging
                                                                                                     markets.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Jennison               AZL Jennison                                   X               Long-term      At least 80% of its total
                       20/20 Focus                                                    growth of      assets in up to 40
                       Fund                                                           capital        equity-related securities of
                                                                                                     U.S. companies that the
Managed by Allianz                                                                                   subadviser believes have
Life Advisers,                                                                                       strong capital appreciation
LLC/Jennison                                                                                         potential.
Associates LLC
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       AZL Jennison                                      X            Long-term      At least 65% of its total
                       Growth Fund                                                    growth of      assets in equity-related
                                                                                                     capital securities of companies
                                                                                                     that exceed  $1   billion  in
                                                                                                     market  capitalization at the
                                                                                                     time of investment and that
                                                                                                     the subadviser believes have
                                                                                                     above-average growth prospects.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             Jennison 20/20                                 X               Long-term      Invests in up to 40 equity
Prudential             Focus Portfolio                                                growth of      securities of U.S. companies
Investments                                                                           capital        that the subadviser believes
LLC/Jennison                                                                                         to have strong capital
Associates LLC                                                                                       appreciation potential.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Legg Mason             AZL Legg Mason                                       X         Maximum        Invests primarily in common
                       Growth Fund                                                    long-term      stocks or securities
                                                                                      capital        convertible into or
Managed by Allianz                                                                    appreciation   exchangeable for common
Life Advisers,                                                                        with minimum   stock. May invest up to 25%
LLC/Legg Mason                                                                        long-term      of total assets in foreign
Capital Management,                                                                   risk to        securities.
Inc.                                                                                  principal
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Legg Mason                                 X               Long-term      Invests primarily in equity
                       Value Fund                                                     growth of      securities that, in the
                                                                                      capital        subadviser's opinion, offer
                                                                                                     the potential for capital
                                                                                                     growth.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Neuberger Berman       AZL Neuberger                                              X   Long-term      Invests mainly in common
                       Berman Regency                                                 growth of      stocks of mid-cap companies,
Managed by Allianz     Fund                                                           capital        with a total market
Life Advisers,                                                                                       capitalization within the
LLC/Neuberger Berman                                                                                 range of the Russell Midcap
Management Inc.                                                                                      Index.

---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Oppenheimer Capital    AZL OCC                                                    X   Long-term      At least 65% of total assets
                       Renaissance                                                    growth of      in common stocks of
                       Fund                                                           capital and    companies with below-average
                                                                                      income         valuations whose business
Managed by Allianz                                                                                   fundamentals are expected to
Life Advisers,                                                                                       improve.
LLC/Oppenheimer
Capital LLC
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL OCC Value                                     X            Long-term      At least 65% of its total
                       Fund                                                           growth of      assets in common stocks of
                                                                                      capital and    companies with market
                                                                                      income         capitalizations of more than
                                                                                                     $5 billion at the time of
                                                                                                     investment.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                      31
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                        ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

Managed by             OpCap Mid Cap                                              X   Long-term      Invests at least 80% of its
Oppenheimer Capital    Portfolio                                                      capital        net assets in equity
LLC                                                                                   appreciation   securities of companies with
                                                                                                     market capitalizations
                                                                                                     between $500 million and $8
                                                                                                     billion at the time of
                                                                                                     purchase that the adviser
                                                                                                     believes are undervalued.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Oppenheimer Funds      AZL                         X                                  Aggressive     Invests at least 80% of its
                       Oppenheimer                                                    capital        net assets in equity
                       Developing                                                     appreciation   securities of issuers
                       Markets Fund                                                                  throughout the world whose
                                                                                                     principal activities are in
Managed by Allianz                                                                                   at least three developing
Life Advisers, LLC/                                                                                  markets.
OppenheimerFunds,
Inc.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                                     X      Capital        Invests mainly in common
                       Oppenheimer                                                    appreciation   stock of U.S. companies that
                       Emerging                                                                      the subadviser believes have
                       Growth Fund                                                                   above-average growth rates.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                         X                                  Long-term      At least 80% of assets in
                       Oppenheimer                                                    capital        common stocks of U.S. and
                       Emerging                                                       appreciation   foreign technology companies
                       Technologies                                                                  believed by the subadviser
                       Fund                                                                          to have significant growth
                                                                                                     potential.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                        X                   Capital        Invests mainly in common
                       Oppenheimer                                                    appreciation   stocks of companies in the
                       Global Fund                                                                   U.S. and foreign countries,
                                                                                                     including countries with
                                                                                                     developed or emerging
                                                                                                     markets.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                        X                   Long-term      Common stocks of growth
                       Oppenheimer                                                    capital        companies that are domiciled
                       International                                                  appreciation   outside the U.S. or have
                       Growth Fund                                                                   their primary operations
                                                                                                     outside the U.S.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                            X               High total     Common stocks of U.S.
                       Oppenheimer                                                    return         companies of different
                       Main Street                                                                   capitalization ranges,
                       Fund                                                                          currently focusing on
                                                                                                     large-capitalization
                                                                                                     issuers.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             Oppenheimer                                                    High level     High-yield fixed-income
OppenheimerFunds,      High Income                            X                       of current     securities of domestic and
Inc.                   Fund/VA                                                        income         foreign issuers.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
PIMCO                  AZL PIMCO                   X                                  Exceed the     Invests substantially in
                       Fundamental                                                    total return   Research Affiliates
                       IndexPLUS                                                      of the S&P     Fundamental 1000 Index
                       Total Return                                                   500            derivateves, backed by a
                       Fund                                                                          portfolio of short and
Managed by by                                                                                        intermediate term fixed
Allianz Life                                                                                         income instruments.
Advisers,
LLC/Pacific
Investment
Management Company
LLC
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Pacific     PIMCO VIT All               X                                  Maximum real   Invests in institutional
Investment             Asset Portfolio                                                return         class shares of the PIMCO
Management Company                                                                    consistent     Funds and does not invest
LLC                                                                                   with           directly in stocks or bonds
                                                                                      preservation   of other issuers.
                                                                                      of real
                                                                                      capital and
                                                                                      prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                   X                                  Maximum real   Invests in commodity-linked
                       CommodityReal                                                  return         derivative instruments
                       Return                                                         consistent     backed by a portfolio of
                       Strategy                                                       with prudent   inflation-indexed securities
                       Portfolio                                                      investment     and other fixed income
                                                                                      management     instruments.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                       32
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                       ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                          X                           Maximum        At least 80% of its assets
                       Emerging                                                       total          in fixed income instruments
                       Markets Bond                                                   return,        of issuers that economically
                       Portfolio                                                      consistent     are tied to countries with
                                                                                      with           emerging securities markets.
                                                                                      preservation
                                                                                      of capital
                                                                                      and prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                          X                           Maximum        At least 80% of its assets
                       Global Bond                                                    total          in fixed income instruments
                       Portfolio                                                      return,        in at least 3 countries (one
                       (Unhedged)                                                     consistent     of which may be the U.S.),
                                                                                      with           which may be represented by
                                                                                      preservation   futures contracts. Invests
                                                                                      of capital     primarily in securities of
                                                                                      and prudent    issuers located in
                                                                                      investment     economically developed
                                                                                      management     countries.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT High                         X                       Maximum        At least 80% of assets in
                       Yield Portfolio                                                total          high-yield securities ("junk
                                                                                      return,        bonds") rated below
                                                                                      consistent     investment grade, but at
                                                                                      with           least Caa by Moody's or CCC
                                                                                      preservation   by S&P. May invest up to 20%
                                                                                      of capital     of total asets in securities
                                                                                      and prudent    denominated in foreign
                                                                                      investment     currencies.
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT Real                     X                           Maximum real   At least 80% of its net
                       Return                                                         return,        assets in inflation-indexed
                       Portfolio                                                      consistent     bonds of varying maturities
                                                                                      with           issued by the U.S. and
                                                                                      preservation   non-U.S. governments, their
                                                                                      of real        agencies or
                                                                                      capital and    government-sponsored
                                                                                      prudent        enterprises, and
                                                                                      investment     corporations.
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                                            X         Total return   Substantially in S&P 500
                       StocksPLUS(R)                                                  exceeding      derivatives, backed by a
                       Growth and                                                     that of the    portfolio of fixed income
                       Income                                                         S&P 500        instruments.
                       Portfolio
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                          X                           Maximum        At least 65% of total assets
                       Total Return                                                   total          in a diversified portfolio
                       Portfolio                                                      return,        of fixed income instruments
                                                                                      consistent     of varying maturities.
                                                                                      with
                                                                                      preservation
                                                                                      of capital
                                                                                      and prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Prudential             AZL Money                      X                               Current        At least 80% of total assets
                       Market Fund                                                    income         in portfolio of high
                                                                                      consistent     quality, money market
                                                                                      with           investments. During extended
                                                                                      stability of   periods of low interest
                                                                                      principal      rates, and due in part to
Managed by Allianz                                                                                   Contract fees and expenses,
Life Advisers, LLC/                                                                                  the yield of the AZL Money
Prudential                                                                                           Market Fund may also become
Investment                                                                                           extremely low and possibly
Management, Inc.                                                                                     negative.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             SP Strategic                                         X         Long-term      At least 65% of total assets
Prudential             Partners                                                       growth of      in equity-related securities
Investments            Focused Growth                                                 capital        of U.S. companies that the
LLC/Jennison           Portfolio                                                                     adviser believes to have
Associates LLC -                                                                                     strong capital appreciation
Alliance Capital                                                                                     potential.
Management
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                      33
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                        ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             SP William                                 X                   Long-term      Invests primarily in
Prudential             Blair                                                          growth of      equity-related securities of
Investments            International                                                  capital        foreign issuers.
LLC/William Blair &    Growth
Company LLC            Portfolio
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Salomon Brothers       AZL Salomon                                          X         Long-term      At least 80% of its net
                       Brothers Large                                                 growth of      assets in equity securities
                       Cap Growth Fund                                                capital        of companies with large
                                                                                                     market capitalizations,
                                                                                                     similar to companies in the
 Managed by Allianz                                                                                  Russell 1000 Index. Also may
 Life Advisers, LLC                                                                                  invest in preferred stocks,
 /Salomon Brothers                                                                                   warrants and convertible
 Asset Management                                                                                    securities and up to 15% of
 Inc.                                                                                                its assets in securities of
                                                                                                     foreign issuers.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Salomon                                             X      Long-term      At least 80% of its net
                       Brothers Small                                                 growth of      assets in equity securities
                       Cap Growth Fund                                                capital        of companies with small
                                                                                                     market capitalization
                                                                                                     values, at the time of purchase
                                                                                                     not exceeding the greater of
                                                                                                     $3 billion or the highest
                                                                                                     month-end market capitalization
                                                                                                     value of any stock in the
                                                                                                     Russell 2000 Index for the
                                                                                                     previous 12 months.
---------------------  ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Van Kampen             ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Van Kampen             AZL Van Kampen                                             X   Capital        At least 65% of total assets
                       Aggressive                                                     growth         in common stocks and other
                       Growth Fund                                                                   equity securities the
Managed by Allianz                                                                                   adviser believes have an
Life Advisers,                                                                                       above-average potential for
LLC/Van Kampen Asset                                                                                 capital growth.
Management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                    X            Capital        Invests at least 80% of net
                       Comstock Fund                                                  growth and     assets in common stocks with
                                                                                      income         the potential for capital
                                                                                                     growth and income. May
                                                                                                     invest  up to 25% of total
                                                                                                     assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                       X         Long-term      Invests at least 65% of
                       Emerging                                                       capital        total assets in common
                       Growth Fund                                                    appreciation   stocks of emerging growth
                                                                                                     companies. May invest up to 25%
                                                                                                     of total assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen              X                                  Highest        Invests at least 65% of its
                       Equity and                                                     possible       total assets in
                       Income Fund                                                    income         income-producing equity
                                                                                      consistent     securities. May invest  up
                                                                                      with safety    to 25% ot total assets in
                                                                                      of principal   foreign securities.
                                                                                      with
                                                                                      long-term
                                                                                      growth of
                                                                                      capital as
                                                                                      an important
                                                                                      secondary
                                                                                      objective
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- ----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                         X                       Long term      Invests primarily in a
                       Global                                                         capital        portfolio of publicly traded
                       Franchise Fund                                                 appreciation   equity securities of issuers
                                                                                                     located throughout the world
                                                                                                     that it believes have, among
                                                                                                     other things, resilient
                                                                                                     business franchises and growth
                                                                                                     potential.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen              X                                  Income and     Invests primarily in equity
                       Global Real                                                    capital        securities of companies in
                       Estate Fund                                                    appreciation   the real estate industry,
                                                                                                     including real estate
                                                                                                     investment trusts and real
                                                                                                     estate operating companies
                                                                                                     located  throughout the
                                                                                                     world.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                      34
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                    X            Income and     Invests at least 65% of
                       Growth and                                                     long-term      total assets in
                       Income Fund                                                    growth of      income-producing equity
                                                                                      capital        securities, including common
                                                                                                     stocks and convertible
                                                                                                     securities; also in
                                                                                                     non-convertible preferred
                                                                                                     stocks and debt securities
                                                                                                     rated "investment grade."
                                                                                                     May invest  up to 25% ot
                                                                                                     total assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                             X   Capital        At least 80% of net assets
                       Mid Cap Growth                                                 growth         in common stocks and other
                       Fund                                                                          equity securities of mid
                                                                                                     capitalization growth
                                                                                                     companies.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.


We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you have selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing or tax considerations or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS
You can make transfers among the Investment Options subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers as you want to each Contract Year. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

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The following applies to any transfer:
o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Options are involved in the transfer; and
     -    how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Option to a variable Annuity Option.
o After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information see "Excessive Trading and Market Timing" in this section.

If we reject a transfer request, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.


When you make a transfer request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined as of 4:00 p.m. Eastern Time each Business Day and any transfer request received at or after 4:00 p.m. Eastern Time will receive the next Business Day's Accumulation Unit values.

The Investment Options may in the future add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND ELECTRONIC TRANSFERS
You can request transfers by telephone, website or by fax. We may allow you to authorize someone else to request transfers by telephone, website or fax on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, website and/or fax transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than the website. This service may be available to you in the future.

When you make a transfer request by telephone, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. Where you or your authorized representative have not given instructions to a Service Center representative before 4:00 p.m. Eastern Time, even if due to our delay in answering your call, we will consider the request to be received at or after 4:00 p.m. Eastern Time and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your password, because self-service options will be available to your service provider and registered representative and to anyone who

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                                       36

provides your password; we will not be able to verify that the person providing electronic transfer instructions via the telephone, fax and/or the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.


Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include:
o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;
o an adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely; and
o    increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):
o limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),
o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges),
o requiring a minimum time period between each transfer into or out of a particular Investment Option (our current policy, which is subject to change without notice, prohibits "round trips"* with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days),
o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,
o limiting the dollar amount that may be transferred into or out of any Investment Option at any one time,
o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options),
o    prohibiting transfers into specific Investment Options, or
o    imposing other limitations or restrictions.

* Round trips are transfers into and out of a particular Investment Option, or transfers out of and back into a particular Investment Option.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.


Currently we attempt to DETER disruptive trading as follows. If the Owner's transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send the Owner a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the Owner to submit all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. As such, we attempt to

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protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:
o our monitoring will be 100% successful in detecting all potentially disruptive trading activity, and
o revoking the Owner's telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.


As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of fund shares are subject to acceptance by the relevant Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option if the purchase of shares in the corresponding Investment Option portfolio is not accepted for any reason.


Allianz Life of New York retains some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine an Owner is engaging in disruptive trading, we may revoke their fax transfer privileges. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit the Owner from transferring into that Investment Option.

The retention of some level of discretion by Allianz Life of New York may result in disparate treatment among market timers and it is possible that other Owners could experience adverse consequences if some Owners are able to engage in practices that may constitute market timing that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.
Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.


All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

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Your participation in the program will end when any of the following occurs:
o    the number of desired transfers has been made;
o you do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);
o you request to terminate the program (your request must be received at the Service Center by the first of the month to terminate that month); or
o    the Contract is terminated.

If you participate in the DCA program there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at the Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in the Investment Options as follows:
o You are permitted to cast votes based on the dollar amount of Investment Option shares that you hold through the subaccount Accumulation/Annuity Units in your Contract on the record date. We count fractional votes.
o    We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

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5. OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to fixed Annuity Payments during the Annuity Phase become part of our general account.

--------------------------------------------------------------------------------
6.    EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.


MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:

                                         M&E CHARGES
                          ------------------------------------------
                                          TRADITIONAL     ENHANCED
                            NO GBP           GBP            GBP
                          -----------    -----------     -----------
Traditional GMDB             1.75%          1.95%          2.45%
Enhanced GMDB                1.95%          2.10%          2.60%

The Traditional GBP consists of:
o    The Traditional GMIB, and
o    The Traditional GPWB.

The Enhanced GBP consists of:
o    The Enhanced GMIB, and
o    The Enhanced GPWB.


If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the M&E charge is equal on an annual basis to 1.75%. This expense is equal to the lowest M&E charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

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These charges compensate us for all the insurance benefits provided by your
Contract, for example:
o    our contractual obligation to make Annuity Payments,
o    the death, income, and withdrawal benefits under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.


CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during both the Accumulation and Annuity Phases. We deduct this charge on the last day of each Contract Year and we deduct it pro rata from the Investment Options as set out in your Contract. During the Annuity Phase we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.

We will not deduct this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

If you take a full withdrawal from your Contract other than on a Contract Anniversary, we will deduct the full contract maintenance charge.

WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within two complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments (including GMIB Payments), as GPWB Payments, as death benefits, or as part of a required minimum distribution. (For more information see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). In the marketing materials the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order:
1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for two or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments. However, we withdraw payments on a FIFO basis, which may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
3. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

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We keep track of each Purchase Payment we receive and the amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

   NUMBER OF COMPLETE YEARS SINCE
      PURCHASE PAYMENT RECEIPT           CHARGE
  ----------------------------------  ------------
                 0                         8%
                 1                         7%
          2 years or more                  0%

After we have had a Purchase Payment for two complete years, there is no charge when you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of each withdrawal.

For a full withdrawal we will deduct the withdrawal charge as a percentage of the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals we deduct the charge from the remaining Contract Value and we deduct it pro rata from the Investment Options.

EXAMPLE: Assume you request a withdrawal of $1,000. There is a 7% withdrawal charge. The total amount we deduct from your Contract is $1,075.27 and we pay you $1,000. We determine this amount as follows:

                AMOUNT REQUESTED             $1,000
           -------------------------   OR   --------   =   $1,075.27
             1 - WITHDRAWAL CHARGE            0.93

Withdrawals may have tax consequences and, if taken before age 59 1/2, may be subject to a 10% federal penalty tax.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Options from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

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PREMIUM TAXES
Deductions to reimburse us for premium taxes that we are required to pay to governmental entities based on the amount of Purchase Payments we receive from you are not generally applicable to your Contract since premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse us for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse us for the premium taxes we pay until the earliest of the following: upon the Income Date* if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct this charge when the tax is due from us. Premium taxes are normally 3.5% or less depending on the state or governmental entity.

* We do not make deductions to reimburse us for premium taxes for amounts applied to GMIB Payments or Annuity Payments based on the GPWB value.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.


INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options.

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7. TAXES

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY IN HOW DISTRIBUTIONS CAN BE TAKEN FROM THE CONTRACT. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 2, THE ANNUITY PHASE - PARTIAL ANNUITIZATIONS. FOR MORE INFORMATION ON THE TAXATION OF GMIB PAYMENTS, SEE SECTION 2, THE ANNUITY PHASE - GUARANTEED MINIMUM INCOME BENEFITS (GMIBS). FOR MORE INFORMATION ON THE TAXATION OF GPWB PAYMENTS, SEE SECTION 8, ACCESS TO YOUR MONEY - GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS).

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.


o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

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o    TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) contracts and funds from plans under the several Internal Revenue Code sections identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

     IMPORTANT: CERTAIN CONTRIBUTIONS TO SECTION 403(B) PLANS CANNOT BE WITHDRAWN BEFORE AGE 59 1/2, DEATH, DISABILITY, SEVERANCE FROM EMPLOYMENT, OR FINANCIAL HARDSHIP. A GBP MAY NOT BE APPROPRIATE FOR YOU IF YOU ARE UNDER AGE 59 1/2 AND ARE AN ACTIVELY EMPLOYED PARTICIPANT IN A SECTION 403(B) PLAN, BECAUSE YOU MAY INCUR HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADDITIONAL BENEFITS UNTIL YOU ARE AGE 59 1/2. CONSULT YOU TAX ADVISER BEFORE PURCHASING A CONTRACT WITH A GBP.

o INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into an Inherited IRA variable annuity contract. If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments that are required by IRS Regulations instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract.

     We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

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DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If your Contract includes a GBP Benefit and you exercise the GPWB and the GPWB value is greater than the Contract Value immediately before the withdrawal, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the GPWB value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to GMIB Payments or Traditional Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s) the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified as permitted by the Code before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

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DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;
5)   distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you (or the Annuitant as applicable) to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);


9) for TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55; and
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA).

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you make any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

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The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.


We do not track contributions by any years that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.


FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.

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Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS recently announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

--------------------------------------------------------------------------------
8. ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including GPWB Payments);
o    by having us make Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined as of 4:00 p.m. Eastern Time each Business Day and any withdrawal request received at or after 4:00 p.m. Eastern Time will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,
o    less any deductions we make to reimburse us for premium tax, and
o    less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) pro rata from the Investment Options.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect (see "Suspension of Payments or Transfers" later in this section).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE
SECTION 7, TAXES).

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS) The GPWBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o    the Traditional GMIB, and
o    the Traditional GPWB.

The Enhanced GBP consists of:
o    the Enhanced GMIB, and
o    the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.


CLIENT PROFILE: has ten years until income is needed; wants guarantees on future income; wants flexible income options.

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All GBPs carry an additional M&E charge. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

You select a GBP on your application at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date. The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 81. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT.

We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE THEY MAY NOT BE APPROPRIATE IF
YOU:
o    DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o    DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING PERIOD,
     OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GPWB value is total Purchase Payments adjusted for partial withdrawals, or the Enhanced GBP where the GPWB value is either the MAV, or the 5% AIA. THE GPWB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GPWB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GPWB VALUE BY EXERCISING THE GPWB.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GPWBS.

You can only exercise a GPWB within 30 days after a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary.

IF YOU EXERCISE THE GPWB:
o    The GMIB will terminate.
o    You can no longer make additional Purchase Payments to the Contract.
o    Partial Annuitizations are no longer available.
o The additional M&E charge for the GBP will continue until the GPWB terminates.
o If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o Your Contract Value will fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o    The GMDB and GPWB values will no longer increase.
o Each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o Each GPWB Payment will reduce the GPWB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GPWB value proportionately by the percentage of Contract Value withdrawn.

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In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center. GPWB Payments will not begin until your request has been received at the Service Center and determined to be in good order. We will make annual GPWB Payments to you no later than 45 days after your Contract Anniversary or the next Business Day if the 30th is not a Business Day.

ONCE YOU EXERCISE THE GPWB YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead:
o take an Excess Withdrawal of the entire Contract Value, less any deduction we make to reimburse us for premium tax (available at anytime),
o request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any withdrawal charges and any deduction we make to reimburse us for premium tax (available at anytime), or
o request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs), such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the M&E charge to 1.75% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value we will no longer assess the M&E charge on that portion of the Contract and that portion of the Contract you applied to Annuity Payments will terminate as indicated in section 2, The Annuity Phase.

Although you can elect to terminate the GPWB, you cannot elect to terminate the GMIB. If you do elect to stop GPWB Payments:
o    the Accumulation Phase of the Contract will end,
o    the GMDB endorsement will terminate,
o if you take an Excess Withdrawal or request Traditional Annuity Payments, the GPWB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in Section 2, The Annuity Phase.

IF YOU DO NOT ELECT TO STOP GPWB PAYMENTS, THE GPWB WILL TERMINATE UPON THE EARLIEST OF:
o    the Business Day you take an Excess Withdrawal of the entire Contract
     Value,
o    the Business Day that the GPWB value and Contract Value are both zero,
o    the Business Day before the Income Date that you take a Full Annuitization,
o    Contract termination, or
o the death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GPWB PAYMENTS
Before you exercise the Traditional GPWB, your Traditional GPWB value is equal to the Traditional GMIB value. Before you exercise the Enhanced GPWB, your Enhanced GPWB value is equal to either the 5% AIA or the MAV. The 5% AIA is calculated in the same manner as the 7% AIA that is available under the Enhanced GMIB, except that on each Contract Anniversary before the older Owner's 81st birthday we apply a 5% increase instead of a 7% increase. The 5% AIA is subject to the same maximum limit as the 7% AIA. The MAV under the Enhanced GPWB is calculated in exactly the same manner as the MAV that is available under the Enhanced GMIB.

For more details on how the GMIB values are calculated please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in
section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs) and Appendix C.

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If you have the Enhanced GPWB you can choose whether your Enhanced GPWB value is equal to the 5% AIA or the MAV. Although the 5% AIA may be the greatest amount it may also be more limited because you can only request a maximum of 5% of the GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the MAV.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. The maximum allowable GPWB Payment an Owner can elect to receive is:
o    10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the MAV applies, or
o    5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE, YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals they are not subject to the withdrawal charge. However, withdrawal charges will apply to any Excess Withdrawals you take in the first two years after you exercise the GPWB. In addition, if you request an Excess Withdrawal the amount withdrawn will reduce:
o    the Contract Value,
o the GPWB value (which determines the amount available for future GPWB Payments and/or Annuity Payments), and
o    the GMDB value.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the GPWB value to you:
o within ten years if you are eligible for and elect to receive the 10% maximum allowable payment each year.
o within 20 years if you elect to receive the 5% maximum allowable payment each year that is available with the 5% AIA under the Enhanced GBP.

We will deduct each GPWB Payment pro rata from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

You can continue to receive GPWB Payments until the GPWB value is exhausted, even if you have no remaining Contract Value. If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges and any deduction we make to reimburse us for premium tax) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000 you can instead elect to:
o    continue the Contract, or
o annuitize the remaining Contract Value (less any deduction we make to reimburse us for premium tax).

If you elect to continue or annuitize the Contract we will no longer assess the additional M&E charge associated with the GBP.

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB Payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any withdrawal charge and any deduction we make to reimburse us for premium tax) in a lump sum and your Contract will terminate.

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TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to income tax. In addition, GPWB Payments may be subject to premium taxes and if any Owner is younger than age 59 1/2, any Contract earnings in the GPWB Payments we make may also be subject to a 10% Federal penalty tax, but GPWB Payments are not subject to a withdrawal charge.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under the program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. RMD payments from this Contract will not be subject to a withdrawal charge. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000 we will only make payments annually.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, the Owner of this Inherited IRA Contract can elect to begin RMD payments based on his/her single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. The Owner of an Inherited IRA Contract must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

This Contract offers a choice of GMDBs and optional GBPs. All GBPs include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes a GBP and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. In addition, once you choose your GPWB Payment percentage you cannot change it. Therefore, you will not be able to adjust your GPWB Payment to meet your RMD needs if you elect to receive GPWB Payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403 (B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

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                                      54

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;
o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law but not for more than six months.
--------------------------------------------------------------------------------
9. ILLUSTRATIONS

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the "payin", or Accumulation Phase, or the Annuity Phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%.

The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration free of charge by contacting your registered representative.

--------------------------------------------------------------------------------
10. DEATH BENEFIT

At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. The death benefit will apply only during the Accumulation Phase of the Contract.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 76 or younger on the Issue Date. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result any Owner who is nearing age 65 should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE AND ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.

If your Contract includes a Guaranteed Benefit Package (GBP) and you exercise the GPWB:
o the Traditional GMDB value, or Enhanced GMDB value that applies to your Contract will stop increasing on the date you exercise the GPWB, and it will decrease with each GPWB Payment we make and any Excess Withdrawals you take.
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance, but it will decrease with each GPWB Payment we make and any Excess Withdrawals you take.
o the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

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THE GMDB ENDORSEMENT THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE
EARLIEST OF:
o    the Business Day before the Income Date that you take a Full Annuitization,
o    the Business Day that the GMDB value and Contract Value are both zero, or
o    Contract termination.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt of both due proof of death and an election of the death benefit payment option at our Service Center. The Accumulation Unit values are normally determined as of 4:00 p.m. Eastern Time each Business Day and due proof of death and an election of the death benefit payment option received at or after 4:00 p.m. Eastern Time will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the recipient.

Please see Appendix C for examples of the calculations of the death benefit.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either elect to:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse us for premium taxes) as of the Business Day we receive due proof of death and the appropriately completed election form at our Service Center; or
o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse us for premium taxes) as of the Business Day we receive due proof of death and the appropriately completed election form at our Service Center.

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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. For Qualified Contracts there can be only one Owner and the Owner must be the Annuitant unless the Contract is a Qualified Contract owned by a qualified plan or is part of a custodial arrangement. If you take a Partial Annuitization, there can be only one Owner; the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant. Partial Annuitizations are not available to Joint Owners. Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.


                                                  Upon the death of...
                                        the Owner and there is no surviving Joint Owner

  Action under the portion of the Contract that is in the        Action under any portion of the Contract applied to
                 Accumulation Phase                                            Annuity Payments
o   We will pay a death benefit to the Beneficiary* based on   o  The Beneficiary becomes the Owner.
    the GMDB that you selected. If you took a Partial
    Annuitization, federal law requires us to distribute the   o  If the deceased was not an Annuitant, Annuity Payments
    death benefit within five years of the date of death          to the Payee will continue. We will not pay a death
    and, therefore, death benefit Option C (which allows for      benefit.
    payments of the death benefit as a Traditional Annuity
    Payment over the lifetime of the Beneficiary) will not     o  If the deceased was the only surviving Annuitant,
    be available. For a description of the payout options         Annuity Payments to the Payee will continue until that
    see "Death Benefit Payment Options" later in this             portion of the Contract terminates and will be paid at least as
    section.                                                      rapidly as they were being paid at the Annuitant's death.
                                                                  For more information on when any portion of the
 o  If the GPWB was in effect it will terminate unless the        Contract applied to Annuity Payments terminates see the
    deceased Owner's spouse continues the Contract.               discussion of Traditional Annuity Payments and Guaranteed
                                                                  Minimum Income Benefits(GMIBs) in section 2, The Annuity Phase.
                                                                  We will not pay a death benefit under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information see section 2, The Annuity Phase - Annuity Options.

                                                               o  If the deceased was an Annuitant and there is a surviving joint
                                                                  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. We will not pay a death benefit.

*   If the Beneficiary is the spouse of the deceased Owner the spouse/Beneficiary can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues we will increase the Contract Value to equal the GMDB value if that amount is greater than the Contract Value on the Business Day we receive due proof of death and a payment election form.

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                                      57


                                                        Upon the death of...
                                             any Owner and there is a surviving Joint Owner
                                    (NOTE: We do not allow Joint Owners to take Partial Annuitizations)

  Action under the portion of the Contract that is in the          Action under any portion of the Contract applied to
                     Accumulation Phase                                            Annuity Payments

o  We will consider the surviving Joint Owner to be the       o  The surviving Joint Owner becomes the sole Owner.
   Beneficiary. Any other Beneficiary on record will be
   treated as a contingent Beneficiary.                       o  If the deceased was not an Annuitant, Annuity Payments
                                                                 to the Payee will continue. We will not pay a death
                                                                 benefit.
o  We will pay a death benefit to the surviving Joint
   Owner* based on the GMDB that you selected. For a           o If the deceased was the only surviving Annuitant,
   description of the payout options available see               Annuity Payments to the Payee will continue until that
   "Death Benefit Payment Options" later in this section.        portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For
o  If the GPWB was in effect it will terminate unless the        more information on when any portion of the Contract applied to
   Joint Owners were spouses and the surviving                   Annuity Payments terminates see the discussion of Traditional
   spouse/Joint Owner continues the Contract                     Annuity Payments and Guaranteed Minimum Income Benefits (GMIBs) in
                                                                 section 2, The Annuity Phase. We will not pay a death benefit under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity
                                                                 Option 5. For more information see section 2, The Annuity Phase -
                                                                 Annuity Options.

                                                              o  If the deceased was an Annuitant and there is a surviving joint
                                                                 Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. We will not pay a death benefit.

*   If the surviving Joint Owner is the spouse of the deceased Owner the spouse/surviving Joint Owner can elect to continue the
    Contract instead of receiving a death benefit payout. If the Contract continues we will increase the Contract Value to equal the GMDB value if that amount is greater than the Contract Value on the Business Day we receive due proof of death and a payment election form.

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                                      58

                                                         Upon the death of...
                                        the Annuitant and there is no surviving joint Annuitant

   Action under the portion of the Contract that is in the        Action under any portion of the Contract applied to
                      Accumulation Phase                                            Annuity Payments

o  If the Contract is owned by a non-individual (for            o  Annuity Payments to the Payee will continue until that portion
   examplea qualified plan or a trust), we will treat              of the Contract terminates and will be paid at least as
   the death of the Annuitant as the death of an Owner,            rapidly as they were being paid at the Annuitant's death. For
   we will pay the Beneficiary a death benefit based               more information on when any portion of the Contract applied to
   on the GMDB you selected, and a new Annuitant cannot            Annuity Payments terminates see the discussion of Traditional
   be named. If the GPWB was in effect it will terminate.          Annuity Payments and Guaranteed Minimum Income Benefits (GMIBs)
                                                                   in section 2, The Annuity Phase. We will not pay a death benefit under Annuity Options 1 through 4, or Annuity Option 6. However,
o  If the deceased Annuitant was not an Owner, and the             there may be a lump sum refund due to the Payee under Annuity
   Contract is owned only by an individual(s), we will not         Option 5. For more information see section 2, The Annuity
   pay a death benefit. The Owner can name a new                   Phase - Annuity Options.
   Annuitant subject to our approval. If the GPWB was
   in effect it will continue.                                  o  If the deceased was the only surviving Owner, the Beneficiary will become the Owner if the Contract continues.
o  If the deceased Annuitant was the only surviving Owner,
   we will pay the Beneficiary* a death benefit based on the    o  If the deceased was a Joint Owner, the surviving Joint Owner
   GMDB that you selected. If you took a Partial                   becomes the sole Owner if the Contract continues.
   Annuitization, federal law requires us to distribute the
   death benefit within five years of the date of death and,
   therefore, death benefit Option C (which allows for
   payments of the death benefit as a Traditional Annuity
   Payment over the lifetime of the Beneficiary) will not be
   available. If the GPWB was in effect it will terminate
   unless the deceased Owner's spouse continues the
   Contract.

o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner,** we will consider the surviving
   Joint Owner to be the Beneficiary. Any other Beneficiary on record will be treated as a contingent Beneficiary.
   We will pay a death benefit to the surviving Joint Owner based on the GMDB that you selected. If the GPWB was in effect it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

o  For a description of the payout options see "Death Benefit
   Payment Options" later in this section.

*   If the Beneficiary is the spouse of the deceased Owner the spouse/Beneficiary can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues we will increase the Contract Value to equal the GMDB value if that amount is greater than the Contract Value on the Business Day we receive due proof of death and a payment election form.
**  If the surviving Joint Owner is the spouse of the deceased Owner the spouse/surviving Joint Owner can elect to continue the
    Contract instead of receiving a death benefit payout. If the Contract continues we will increase the Contract Value to equal the
    GMDB value if that amount is greater than the Contract Value on the Business Day we receive due proof of death and a payment election form.

                                                  Upon the death of...
                                    the Annuitant and there is a surviving joint Annuitant
                       (NOTE: We do not allow joint Annuitants under a Partial Annuitization and we do not allow joint Annuitants during the Accumulation Phase so this can only occurunder a Full Annuitization)

o  Only Annuity Options 3 and 4 allow joint Annuitants.    o We will not pay a death benefit.
   Under Annuity Options 3 and 4, Annuity Payments to
   the Payee will continue during the lifetime of the      o If the deceased was the only surviving Owner, the
   surviving joint Annuitant. For more information see       Beneficiary will become the Owner.
   section 2, The Annuity Phase - Annuity Options.
                                                           o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


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TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse us for premium tax.
1. The Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.
2. The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable) reduced as follows:
     o proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization taken before you exercise the GPWB (if applicable),
     o proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken before you exercise the GPWB (if applicable).
     o if you exercise the GPWB, reduced by the dollar amount of each GPWB Payment* we make and reduced proportionately by the percentage of Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal you take.

* Not subject to a withdrawal charge.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse us for premium tax.
1. The Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.
2. The Enhanced GMDB value, which is the MAV. We determine the MAV as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

ON THE DATE YOU EXERCISE THE GPWB (IF APPLICABLE) THE MAV STOPS INCREASING, AND IT WILL DECREASE BY THE DOLLAR AMOUNT OF EACH GPWB PAYMENT* WE MAKE AND IT WILL DECREASE PROPORTIONATELY BY THE PERCENTAGE OF ANY CONTRACT VALUE WITHDRAWN (INCLUDING ANY WITHDRAWAL CHARGES) AS AN EXCESS WITHDRAWAL.

* Not subject to a withdrawal charge.

IF YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS MAY REDUCE THE ENHANCED GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN. If the Contract Value at the time of withdrawal is less than the Enhanced GMDB value, we will deduct more than the amount withdrawn from the Enhanced GMDB value.

MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable) or the date of any Owner's death, the MAV is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization that day, and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any withdrawal charge).

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On each Contract Anniversary before the older Owner's 81st birthday* and before the exercise of the GPWB (if applicable) or the date of any Owner's death the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday* and before the exercise of the GPWB (if applicable) or the date of any Owner's death, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the age of the Annuitant.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the MAV, we will deduct more than the amount withdrawn and/or annuitized from the MAV.

DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.

OPTION A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary.


OPTION C: if the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion pro rata over the Annuity Payments. THIS OPTION IS NOT AVAILABLE IF YOU TOOK A PARTIAL ANNUITIZATION, AND GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If a non-individual is named as an Owner, then the death of any Annuitant shall be treated as the death of an Owner solely for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

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11. OTHER INFORMATION

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. We offer fixed and variable annuities, individual and group life insurance, long-term care insurance and health insurance products. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.


The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York.


DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), previously USAllianz Investor Services, LLC, a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. Two of these selling firms, USAllianz Securities, Inc., and Questar Capital Corporation, are our affiliates. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial under their distribution plans in consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of the Investment Options may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable for Contract sales by the registered representatives of the selling firms is expected not to exceed 5% of Purchase Payments. Sometimes, we enter into an agreement with the selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 5% of Purchase Payments).

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with

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Allianz Life Financial. Non-cash items include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;

o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;

o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;

o whether the broker/dealer firm's product mix is oriented toward our core markets;

o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;

o the potential return on investment of investing in a particular firm's system;

o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;

o    the broker/dealer firm's registered representative and customer profile;
     and

o the prominence of the broker/dealer firm in its marketing channel and its reputation.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.


Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.


We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


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ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS) performs certain administrative services regarding the Contracts. DVFS is a wholly-owned subsidiary of Allianz Life Insurance Company of North America. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:
o    Issuance of the Contracts,
o    Maintenance of Owner records,
o Processing and mailing of account statements and other mailings to Owners, and
o    Routine customer service including:
     -    Responding to Owner correspondence and inquiries,
     -    Processing of Contract changes,
     -    Processing withdrawal requests (both partial and total) and
     -    Processing annuitization requests.

Historically we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently we are on a cost basis. For the past three calendar years Allianz Life Financial has paid DVFS $71,043,174 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.


LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no legal proceedings pending or threatened to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contract, or Allianz Life Financial's ability to perform its contract.


FINANCIAL STATEMENTS
The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.


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This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

        AIA  =   ANNUAL INCREASE AMOUNT                          GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
        GBP  =   GUARANTEED BENEFIT PACKAGE                      GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
       GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT                 MAV  =  MAXIMUM ANNIVERSARY VALUE


ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the Enhanced GMIB/GPWB values.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and they can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates at Contract issue to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


CONTRACT ANNIVERSARY - a 12 month anniversary of the Issue Date of your Contract.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing with the Issue Date and each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with a GBP that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.

GBP (GUARANTEED BENEFIT PACKAGE) - two optional benefit packages consisting of either the Traditional GBP (which includes the Traditional GMIB and Traditional
GPWB) or the Enhanced GBP (which includes the Enhanced GMIB and Enhanced GPWB).

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue, subject to certain age restrictions, that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit or you can select the Enhanced GMDB for an additional M&E charge.

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GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the GBPs that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a benefit under the GBPs that provides a guaranteed income through partial withdrawals regardless of your Contract Value.

GPWB PAYMENT - guaranteed minimum amount of level income in the form of annual partial withdrawals.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT OPTIONS - the Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time. We may add, substitute or remove Investment Options in the future.

ISSUE DATE - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - a Non-Qualified Contract can be owned by up to two Owners. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


OWNER - "you," "your" and "yours". The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - this occurs when you apply only part of the Contract Value to Traditional Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant. Partial Annuitizations are not available to Joint Owners.

PAYEE - the person or entity you designate to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.


QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers") and Inherited IRAs.


SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

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13.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ LIFE OF NEW YORK..............................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................6

ANNUITY PROVISIONS....................................6
    Annuity Units/Calculating Annuity Payments........7

MORTALITY AND EXPENSE RISK GUARANTEE..................7

ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED
    ON OR BEFORE APRIL 28, 2006.......................7
    Calculating the AIAs..............................8
    Calculating the MAV...............................8

FINANCIAL STATEMENTS..................................9

APPENDIX - CONDENSED FINANCIAL INFORMATION...........10

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14. PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2006)

PRIVACY NOTICE REVISIONS:

Our privacy and security policies have not changed. However, changes have been made to our privacy notice to make the policies clear.
o The "We Collect Information About You" section now includes a reference to your agent.
o The "We May Disclose Information About You" section has been changed, so that you know when your information may be shared with affiliated or non-affiliated companies.
o We do not sell or disclose your information to anyone for marketing purposes. We have added a section stating this.
o The "Access and/or Correction of Your Information" section has been expanded.
o Our address has changed. The new address appears at the bottom of this notice.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life of NY. Your privacy is important to us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to your information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:
o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:
o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims, or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW. Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.

WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES: For this reason, no "opt-in" or "opt-out" election is required.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your information.


INFORMATION ABOUT OUR FORMER CUSTOMERS:
We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access the information we keep about you. You may also request correction of that information. The request must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please call us at 212.586.7733 or write us at the following address.

    Allianz Life Insurance Company of New York
    One Chase Manhattan Plaza - 37th Floor
    New York, NY 10005-1423
                                                           M40018-NY (R-1/2006)

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

--------------------------------------------------------------------------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
      EACH INVESTMENT OPTION

This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with Allianz Life.


                                        ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR
                                                  EXPENSE REIMBURSEMENTS
                                    ------------------------------------------------------
                                                                                                             TOTAL ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                                                                               AMOUNT OF         AFTER
                                                                                              CONTRACTUAL     CONTRACTUAL
                                                  RULE                                        FEE WAIVERS     FEE WAIVERS
                                      MANAGEMENT  12B-1       SERVICE     OTHER                   AND          OR EXPENSE
 INVESTMENT OPTION                      FEES      FEES*        FEES      EXPENSES     TOTAL   REIMBURSEMENTS  REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------

AZL AIM Basic Value Fund(1)             .75%       .25%          -        .20%       1.20%          -%          1.20%
-------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity Fund(1)    .90        .25           -        .35        1.50          .05          1.45
-------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund - Class       .75          -           -        .20         .95            -           .95
1(1),(9),(10)
-------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund - Class       .75        .25           -        .20        1.20            -          1.20
2(1),(9)
-------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio(8)         .75          -           -        .10         .85            -           .85
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity Growth      .80        .25           -        .17        1.22          .02          1.20
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value     .90          -           -        .27        1.17          .02          1.15
Fund - Class 1(1),(9),(10)
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value     .90        .25           -        .27        1.42          .07          1.35
Fund - Class 2(1),(9)
-------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index        .35        .25           -          -         .60            -           .60
Portfolio - Service Shares
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. -        .25        .25           -        .02         .52            -           .52
Service Shares
-------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value Fund(1)    .75        .25           -        .15        1.15            -          1.15
-------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications          .58        .25           -        .07         .90            -           .90
Securities Fund - Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income              .48        .25           -        .03         .76            -           .76
Securities Fund - Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class       .56        .25           -        .04         .85            -           .85
2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -       .46        .25           -        .02         .73            -           .73
Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth               .73        .25           -        .03        1.01            -          1.01
Securities Fund - Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class       .47        .25           -        .02         .74            -           .74
2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends               .62        .25           -        .02         .89          .02           .87
Securities Fund - Class 2(2),(3),(4)
-------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth           .48        .25           -        .28        1.01          .02           .99
Securities
Fund - Class 2(2),(4)
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities     .52        .25           -        .17         .94          .05           .89
Fund - Class 2(2),(4)
-------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund -         .49        .25           -        .03         .77            -           .77
Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 -        .62          -           -        .07         .69            -           .69
Class 1(3)
-------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -      .80        .25           -        .23        1.28            -          1.28
Class 2(2)
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -         .60        .25           -        .18        1.03            -          1.03
Class 2(2)
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets           1.24        .25           -        .29        1.78            -          1.78
Securities
Fund - Class 2(2)
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -     .65        .25           -        .17        1.07          .05          1.02
Class 2(2),(4)
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -      .75        .25           -        .07        1.07            -          1.07
Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus Fund(1)        .80        .25           -        .17        1.22          .02          1.20
-------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)             .80        .25           -        .23        1.28          .08          1.20
-------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio -        .75        .25           -        .27        1.27            -          1.27
Class 2(8)
-------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)           .85        .25           -        .21        1.31          .01          1.30
-------------------------------------------------------------------------------------------------------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                     69


                                        ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR
                                               EXPENSE REIMBURSEMENTS
                                    ------------------------------------------------------
                                                                                                             TOTAL ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                                                                               AMOUNT OF         AFTER
                                                                                              CONTRACTUAL     CONTRACTUAL
                                                  RULE                                        FEE WAIVERS     FEE WAIVERS
                                      MANAGEMENT  12B-1       SERVICE     OTHER                   AND           OR EXPENSE
 INVESTMENT OPTION                      FEES      FEES*        FEES      EXPENSES     TOTAL   REIMBURSEMENTS  REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)            .75        .25           -        .20        1.20            -          1.20
-------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency            .75        .25           -        .30        1.30            -          1.30
Fund(1), (7)
-------------------------------------------------------------------------------------------------------------------------
AZL OCC Renaissance Fund(1)             .75        .25           -        .19        1.19            -          1.19
-------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)                   .75        .25           -        .20        1.20            -          1.20
-------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(12)             .80          -           -        .74        1.54          .47          1.07
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing             1.25        .25           -        .20        1.70          .05          1.65
Markets Fund(1), (7)
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Emerging Growth         .85        .25           -        .25        1.35            -          1.35
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Emerging                .84        .25           -        .26        1.35            -          1.35
Technologies Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -           .90          -           -        .30        1.20            -          1.20
Class 1(1),(9),(10)
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund - Class     .90        .25           -        .30        1.45            -          1.45
2(1),(9)
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International           .84        .25           -        .42        1.51          .06          1.45
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street Fund -      .80          -           -        .23        1.03          .08           .95
Class 1(1),(9),(10)
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street Fund -      .80        .25           -        .23        1.28          .08          1.20
Class 2(1),(9)
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA(8)      .72          -           -        .03         .75            -           .75
-------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS         .75        .25           -        .20        1.20            -          1.20
Total Return Fund(1), (7)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -         .20          -         .15        .86        1.21          .01          1.20
Admin. Class(6),(8)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn           .49          -         .15        .94        1.58          .68           .90
Strategy Portfolio - Admin.
Class(8), (11)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond         .45          -         .15        .41        1.01          .01          1.00
Portfolio - Admin. Class(8)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond Portfolio         .25          -         .15        .50         .90            -           .90
(Unhedged) - Admin. Class(8)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -        .25          -         .15        .35         .75            -           .75
Admin. Class(8)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -       .25          -         .15        .26         .66            -           .66
Admin. Class(8)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth and      .40          -         .15        .10         .65            -           .65
Income Portfolio - Admin. Class(8)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -      .25          -         .15        .25         .65            -           .65
Admin. Class(8)
-------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)                .35        .25           -        .14         .74            -           .74
-------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused           .90        .25           -        .39        1.54          .07          1.47
Growth Portfolio - Class 2(5),(8)
-------------------------------------------------------------------------------------------------------------------------
SP William Blair International          .85        .25           -        .28        1.38            -          1.38
Growth Portfolio - Class 2(8)
-------------------------------------------------------------------------------------------------------------------------
AZL Salomon Brothers Large Cap          .80        .25           -        .16        1.21          .01          1.20
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Salomon Brothers Small Cap          .85        .25           -        .25        1.35            -          1.35
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Aggressive Growth        .90        .25           -        .18        1.33          .03          1.30
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock Fund(1)         .74        .25           -        .20        1.19            -          1.19
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Emerging Growth          .85        .25           -        .17        1.27         ..07          1.20
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and Income        .75        .25           -        .19        1.19            -          1.19
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Franchise         .95        .25           -        .23        1.43            -          1.43
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real Estate       .90        .25           -        .20        1.35            -          1.35
Fund(1), (7)
-------------------------------------------------------------------------------------------------------------------------

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                     70


                                        ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR
                                               EXPENSE REIMBURSEMENTS
                                    ------------------------------------------------------
                                                                                                             TOTAL ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                                                                               AMOUNT OF         AFTER
                                                                                              CONTRACTUAL     CONTRACTUAL
                                                  RULE                                        FEE WAIVERS     FEE WAIVERS
                                      MANAGEMENT  12B-1       SERVICE     OTHER                   AND           OR EXPENSE
 INVESTMENT OPTION                      FEES      FEES*        FEES      EXPENSES     TOTAL   REIMBURSEMENTS  REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and Income        .76        .25           -        .19        1.20            -          1.20
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid-Cap Growth           .83        .25           -        .22        1.30            -          1.30
Fund(1)
-------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (9).

(1) Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2007. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the previous three years.
(2) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) For the Franklin Rising Dividends, Franklin Small-Mid Cap Growth Securities, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.02%, 0.02%, 0.05% and 0.05%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.
(5) The investment adviser voluntarily agreed to reimburse expenses that exceeded 1.65% effective July 1, 2005. These reimbursements are voluntary and may be terminated at any time.
(6) PIMCO has contractually agreed, for the Portfolio's current calendar year (12/31), to reduce total annual operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 1.20% of average daily net assets for the PIMCO VIT All Asset Portfolio. Under the Expense Limitation Agreement, which renews annually for a full calendar year unless terminated by PIMCO upon at least 30 days' notice prior to calendar year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. PIMCO has elected to continue the Expense Limitation Agreement for the calendar year ending 12/31/2006.
(7) The AZL Neuberger Berman Regency Fund, AZL Oppenheimer Developing Markets Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund and the AZL Van Kampen Global Real Estate Fund commenced operations as of May 1, 2006. The expenses shown above for these Investment Options are estimated for the current calendar year.
(8) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is 0.25% of the average aggregate amount invested by us in the Investment Options on a monthly basis.
(9) The AZL Davis NY Venture Fund, AZL Dreyfus Premier Small Cap Value Fund, AZL Oppenheimer Global Fund, and the AZL Oppenheimer Main Street Fund each have Class 1 shares and Class 2 shares. Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(10) Not currently available.
(11) PIMCO has contractually agreed, for the portfolio's current fiscal year (12/31), to waive its administrative fee, or reimburse the portfolio, to the extent that, due to organizational expenses and/or the payment of the portfolio's pro rata share of Trustees' fees, the total portfolio operating expenses exceed 0.8949% of the portfolio's average net assets. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to the fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(12) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                       71
This table describes in detail the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

                             ANNUAL INVESTMENT OPTION OPERATING
                               EXPENSES BEFORE FEE WAIVERS OR
                                   EXPENSE REIMBURSEMENTS
                            --------------------------------------
                                                                                                          TOTAL ANNUAL
                                                                                                            OPERATING
                                                                                                            EXPENSES
                                                                    UNDERLYING               AMOUNT OF        AFTER
                                                                      FUND        TOTAL      CONTRACTUAL     CONTRACTUAL
                                          RULE                      EXPENSES      ANNUAL    FEE WAIVERS    FEE WAIVERS
                              MANAGEMENT  12B-1    OTHER            AND 12B-1    OPERATING     AND         OR EXPENSE
 INVESTMENT OPTION              FEES      FEES*   EXPENSES   TOTAL    FEES**     EXPENSES  REIMBURSEMENTS  REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced             .20%      -%       .30%     .50%      1.02%      1.52%         .20%          1.32%
Fund(1),(2)
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1),(2)   .20       -        .18      .38       1.19       1.57          .08           1.49
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate             .20       -        .22      .42       1.10       1.52          .12           1.40
Fund(1),(2)
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
** These expenses include an arithmetic average of the expenses and 12b-1 fees of the underlying funds.

(1) Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least May 1, 2007. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the calendar year in which the corresponding reimbursement to the Investment Option was made.
(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses, ranging from 1.02% to 1.19% after contractual fee waivers and reimbursements are an estimate computed by determining the arithmetic average of the expense ratios of the underlying funds that are available for each Investment Option to purchase. The AZL FusionPortfolios, at the discretion of the Manager, may assign larger weightings to certain funds and may invest in underlying funds not included in this calculation. The range of fees for the underlying funds before contractual fee waivers and reimbursements of the Fund is from 0.65% to 1.45%.
    These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the Portfolios do not pay service fees or 12b-1 fees.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

--------------------------------------------------------------------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus are reflected in the tables below. AUV information reflecting the additional combinations of charges is disclosed in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the phone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION
-----------------------------
Allianz Charter II NY with the Traditional GMDB and No GBP............. 1.75%
Allianz Charter II NY with the Enhanced GMDB and Enhanced GBP.......... 2.60%

The AZL Neuberger Berman Regency Fund, OpCap Mid Cap Portfolio, AZL Oppenheimer Developing Markets Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund, and the AZL Van Kampen Global Real Estate Fund commenced operations under this Contract as of May 1, 2006. There are no Accumulation Units shown for these Investment Options.

(Number of Accumulation Units in thousands)

                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
            OR         AUV AT      END        OUTSTANDING
 BENEFIT   YEAR       BEGINNING    OF          AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM Basic Value Fund
1.75%     12/31/04         NA     10.744            0
          12/31/05     10.744     11.117            3
2.60%     12/31/04         NA     10.503           27
          12/31/05     10.503     10.775           38
AZL AIM International Equity Fund
1.75%     12/31/04         NA     12.091            1
          12/31/05     12.091     13.826            2
2.60%     12/31/04         NA     11.819            4
          12/31/05     11.819     13.401            8
AZL Fusion Balanced Fund
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA     10.605            0
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA     10.544            0
AZL Fusion Growth Fund
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA     11.079            0
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA     11.016           58
AZL Fusion Moderate Fund
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA     10.783            1
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA     10.721           30
AZL Davis NY Venture Fund
1.75%     12/31/04         NA     10.744            0
          12/31/05     10.744     11.580            5
2.60%     12/31/04         NA     10.459           11
          12/31/05     10.459     11.178           24


                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
            OR         AUV AT      END        OUTSTANDING
 BENEFIT   YEAR       BEGINNING    OF          AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Davis VA Financial Portfolio
1.75%     12/31/04         NA     10.603            0
          12/31/05     10.603     11.293            0
2.60%     12/31/04         NA     10.253            0
          12/31/05     10.253     10.828            4
Davis VA Value Portfolio
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
AZL Dreyfus Founders Equity Growth Fund
1.75%     12/31/04         NA      9.257            0
          12/31/05      9.257      9.512            0
2.60%     12/31/04         NA      9.012            5
          12/31/05      9.012      9.182            6
AZL Dreyfus Premier Small Cap Value Fund
1.75%     12/31/04         NA     12.029            0
          12/31/05     12.029     12.222            1
2.60%     12/31/04         NA     11.961            1
          12/31/05     11.961     12.050            7
Dreyfus IP Small Cap Stock Index Portfolio
1.75%     12/31/04         NA     12.300            2
          12/31/05     12.300     12.961            0
2.60%     12/31/04         NA     12.023            7
          12/31/05     12.023     12.563           10
Dreyfus Stock Index Fund, Inc.
1.75%     12/31/04         NA     11.106            0
          12/31/05     11.106     11.398            2
2.60%     12/31/04         NA     10.856           28
          12/31/05     10.856     11.047           38


The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
            OR         AUV AT      END        OUTSTANDING
 BENEFIT   YEAR       BEGINNING    OF          AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Franklin Small Cap Value Fund
1.75%     12/31/04         NA     15.346            0
          12/31/05     15.346     16.142            5
2.60%     12/31/04         NA     15.130            3
          12/31/05     15.130     15.779           14
Franklin Global Communications Securities Fund
1.75%     12/31/04         NA     17.269            0
          12/31/05     17.269     19.649            0
2.60%     12/31/04         NA     15.101            0
          12/31/05     15.101     17.037            0
Franklin Growth and Income Securities Fund
1.75%     12/31/04         NA     31.037            0
          12/31/05     31.037     31.572            0
2.60%     12/31/04         NA     27.141            1
          12/31/05     27.141     27.376            4
Franklin High Income Fund
1.75%     12/31/04         NA     21.587            1
          12/31/05     21.587     21.916            6
2.60%     12/31/04         NA     18.877            2
          12/31/05     18.877     19.004            5
 Franklin Income Securities Fund
1.75%     12/31/04         NA     38.390            0
          12/31/05     38.390     38.331            4
2.60%     12/31/04         NA     33.571            9
          12/31/05     33.571     33.237           25
Franklin Large Cap Growth Securities Fund
1.75%     12/31/04         NA     17.917            0
          12/31/05     17.917     17.794            1
2.60%     12/31/04         NA     16.644            9
          12/31/05     16.644     16.389           12
Franklin Real Estate Fund
1.75%     12/31/04         NA     48.802            0
          12/31/05     48.802     54.420            0
2.60%     12/31/04         NA     42.676            1
          12/31/05     42.676     47.187            4
Franklin Rising Dividends Securities Fund
1.75%     12/31/04         NA     31.374            0
          12/31/05     31.374     31.888            1
2.60%     12/31/04         NA     28.105            5
          12/31/05     28.105     28.323           11
Franklin Small-Mid Cap Growth Securities Fund
1.75%     12/31/04         NA     20.187            0
          12/31/05     20.187     20.788            1
2.60%     12/31/04         NA     18.673            2
          12/31/05     18.673     19.066            4
Franklin Small Cap Value Securities Fund
1.75%     12/31/04         NA     14.832            0
          12/31/05     14.832     15.853            0
2.60%     12/31/04         NA     14.014            1
          12/31/05     14.014     14.852            4
Franklin U.S. Government Fund
1.75%     12/31/04         NA     22.717            1
          12/31/05     22.717     22.860            4
2.60%     12/31/04         NA     19.865            4
          12/31/05     19.865     19.822            7


                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
            OR         AUV AT      END        OUTSTANDING
 BENEFIT   YEAR       BEGINNING    OF          AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Zero Coupon Fund 2010
1.75%     12/31/04         NA     34.827            0
          12/31/05     34.827     34.750            0
2.60%     12/31/04         NA     30.455            0
          12/31/05     30.455     30.131            1
Mutual Discovery Securities Fund
1.75%     12/31/04         NA     18.959            0
          12/31/05     18.959     21.606            2
2.60%     12/31/04         NA     17.690           17
          12/31/05     17.690     19.989           30
Mutual Shares Securities Fund
1.75%     12/31/04         NA     18.088            0
          12/31/05     18.088     19.652            1
2.60%     12/31/04         NA     16.877            6
          12/31/05     16.877     18.181           24
Templeton Developing Markets Securities Fund
1.75%     12/31/04         NA     13.489            0
          12/31/05     13.489     16.891            2
2.60%     12/31/04         NA     12.305            2
          12/31/05     12.305     15.278            9
Templeton Foreign Securities Fund
1.75%     12/31/04         NA     20.779            0
          12/31/05     20.779     22.496            1
2.60%     12/31/04         NA     18.615            1
          12/31/05     18.615     19.983            3
Templeton Growth Securities Fund
1.75%     12/31/04         NA     21.874            1
          12/31/05     21.874     23.401            1
2.60%     12/31/04         NA     19.954            4
          12/31/05     19.954     21.167           14
AZL Jennison 20/20 Focus Fund
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA     12.217            0
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA     12.148            1
AZL Jennison Growth Fund
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA     11.939            1
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
Jennison 20/20 Focus Portfolio
1.75%     12/31/04         NA     11.730            0
          12/31/05     11.730     13.977            0
2.60%     12/31/04         NA     11.466           11
          12/31/05     11.466     13.548           15
AZL Legg Mason Growth Fund
1.75%     12/31/04         NA     10.726            0
          12/31/05     10.726     11.706            0
2.60%     12/31/04         NA     10.485            0
          12/31/05     10.485     11.346            4
AZL Legg Mason Value Fund
1.75%     12/31/04         NA     11.307            0
          12/31/05     11.307     11.808            3
2.60%     12/31/04         NA     11.007            2
          12/31/05     11.007     11.397           14


The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
            OR         AUV AT      END        OUTSTANDING
 BENEFIT   YEAR       BEGINNING    OF          AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL OCC Renaissance Fund
1.75%     12/31/04         NA     14.222            0
          12/31/05     14.222     13.489            2
2.60%     12/31/04         NA     13.845           11
          12/31/05     13.845     13.020           24
AZL OCC Value Fund
1.75%     12/31/04         NA     13.179            0
          12/31/05     13.179     13.296            1
2.60%     12/31/04         NA     12.829            9
          12/31/05     12.829     12.834           12
AZL Oppenheimer Emerging Growth Fund
1.75%     12/31/04         NA     13.480            0
          12/31/05     13.480     13.920            1
2.60%     12/31/04         NA     13.177            2
          12/31/05     13.177     13.492            3
AZL Oppenheimer Emerging Technologies Fund
1.75%     12/31/04         NA      8.147            0
          12/31/05      8.147      8.062            0
2.60%     12/31/04         NA      7.930            0
          12/31/05      7.930      7.782            2
AZL Oppenheimer Global Fund
1.75%     12/31/04         NA     11.445            0
          12/31/05     11.445     12.666            2
2.60%     12/31/04         NA     11.380            6
          12/31/05     11.380     12.488           14
AZL Oppenheimer International Growth Fund
1.75%     12/31/04         NA     12.788            0
          12/31/05     12.788     14.348            0
2.60%     12/31/04         NA     12.448            1
          12/31/05     12.448     13.849            3
AZL Oppenheimer Main Street Fund
1.75%     12/31/04         NA     10.733            0
          12/31/05     10.733     11.123            1
2.60%     12/31/04         NA     10.672            6
          12/31/05     10.672     10.966           11
Oppenheimer Global Securities Fund/VA
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
Oppenheimer High Income Fund/VA
1.75%     12/31/04         NA     11.831            0
          12/31/05     11.831     11.895            0
2.60%     12/31/04         NA     11.440            0
          12/31/05     11.440     11.405            0
Oppenheimer Main Street Fund(R)/VA
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
PIMCO VIT All Asset Portfolio
1.75%     12/31/04         NA     11.850            0
          12/31/05     11.850     12.370            7
2.60%     12/31/04         NA     11.783            3
          12/31/05     11.783     12.196            7


                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
            OR         AUV AT      END        OUTSTANDING
 BENEFIT   YEAR       BEGINNING    OF          AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA     11.011            1
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA     10.948            0
PIMCO VIT Emerging Markets Bond Portfolio
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA     10.902            4
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA     10.840            0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA      9.327            1
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA      9.274            0
PIMCO VIT High Yield Portfolio
1.75%     12/31/04         NA     12.341            1
          12/31/05     12.341     12.628            1
2.60%     12/31/04         NA     11.934            3
          12/31/05     11.934     12.108            6
PIMCO VIT Real Return Portfolio
1.75%     12/31/04         NA     11.181            0
          12/31/05     11.181     11.218            9
2.60%     12/31/04         NA     11.023            6
          12/31/05     11.023     10.966           11
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
1.75%     12/31/04         NA      9.432            0
          12/31/05      9.432      9.592            0
2.60%     12/31/04         NA      9.121            0
          12/31/05      9.121      9.197            0
PIMCO VIT Total Return Portfolio
1.75%     12/31/04         NA     12.143            2
          12/31/05     12.143     12.226           14
2.60%     12/31/04         NA     11.742            2
          12/31/05     11.742     11.722            4
AZL Money Market Fund
1.75%     12/31/04         NA      9.787            1
          12/31/05      9.787      9.865            5
2.60%     12/31/04         NA      9.464            1
          12/31/05      9.464      9.459           13
SP Strategic Partners Focused Growth Portfolio
1.75%     12/31/04         NA      6.412            0
          12/31/05      6.412      7.235            0
2.60%     12/31/04         NA      6.195            1
          12/31/05      6.195      6.932            3
SP William Blair International Growth Portfolio
1.75%     12/31/04         NA      6.319            0
          12/31/05      6.319      7.190            0
2.60%     12/31/04         NA      6.105            0
          12/31/05      6.105      6.888            0
AZL Salomon Brothers Large Cap Growth Fund
1.75%     12/31/04         NA     10.025            9
          12/31/05     10.025     10.808           11
2.60%     12/31/04         NA      9.800            4
          12/31/05      9.800     10.475            6

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
            OR         AUV AT      END        OUTSTANDING
 BENEFIT   YEAR       BEGINNING    OF          AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Salomon Brothers Small Cap Growth Fund
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA     11.099            1
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA     11.036            2
Seligman Smaller-Cap Value Portfolio
1.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
2.60%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
AZL Van Kampen Aggressive Growth Fund
1.75%     12/31/04         NA      8.083            0
          12/31/05      8.083      8.813            0
2.60%     12/31/04         NA      7.835            1
          12/31/05      7.835      8.470            1
AZL Van Kampen Comstock Fund
1.75%     12/31/04         NA     10.840            0
          12/31/05     10.840     11.070            0
2.60%     12/31/04         NA     10.507            4
          12/31/05     10.507     10.639           14


                                                NUMBER OF
                                   AUV        ACCUMULATION
           PERIOD                  AT            UNITS
            OR         AUV AT      END        OUTSTANDING
 BENEFIT   YEAR       BEGINNING    OF          AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Emerging Growth Fund
1.75%     12/31/04         NA      7.914            0
          12/31/05      7.914      8.340            0
2.60%     12/31/04         NA      7.671            1
          12/31/05      7.671      8.015            4
AZL Van Kampen Equity and Income Fund
1.75%     12/31/04         NA     10.785            0
          12/31/05     10.785     11.313            0
2.60%     12/31/04         NA     10.723            1
          12/31/05     10.723     11.154            7
AZL Van Kampen Global Franchise Fund
1.75%     12/31/04         NA     13.501            0
          12/31/05     13.501     14.813            4
2.60%     12/31/04         NA     13.310            1
          12/31/05     13.310     14.480           10
AZL Van Kampen Growth and Income Fund
1.75%     12/31/04         NA     11.323            0
          12/31/05     11.323     12.155            3
2.60%     12/31/04         NA     10.975            0
          12/31/05     10.975     11.681            6
AZL Van Kampen Mid Cap Growth Fund
1.75%     12/31/04         NA     10.629            0
          12/31/05     10.629     12.278            1
2.60%     12/31/04         NA     10.303            7
          12/31/05     10.303     11.800           10

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

--------------------------------------------------------------------------------
APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments and are the only Owner.
o    The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
o    You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000. o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP.


TRADITIONAL GBP EXAMPLE:
On the tenth Contract Anniversary the Traditional GMIB value is equal to:
    Total Purchase Payments:..................................................................................$100,000
                                                                                                              --------
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $100,000 =.........................................................-  12,500
                                                                                                             ---------
        Traditional GMIB value as of the tenth Contract Anniversary:..........................................$ 87,500
                                                                                                              ========

The Traditional GMIB value is less than the Contract Value and, therefore, GMIB
Payments would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available. GPWB Payments would also be available.


ENHANCED GBP EXAMPLE:
On the tenth Contract Anniversary, the Enhanced GMIB value is equal to 1 or 2:
1) THE 7% AIA:
    Initial Purchase Payment...............................................................................$100,000.00
        Increased by 7% on the first Contract Anniversary.............................................X           1.07
                                                                                                      ----------------
                                                                                                           $107,000.00
        Increased by 7% on the second Contract Anniversary............................................X           1.07
                                                                                                      ----------------
                                                                                                           $114,490.00
        Increased by 7% on the third Contract Anniversary.............................................X           1.07
                                                                                                      ----------------
                                                                                                           $122,504.30
        On the ninth Contract Anniversary the 7% AIA is....................................................$183,845.92
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $183,845.92 =..................................................-   22,980.74
                                                                                                         -------------
                                                                                                           $160,865.18
        Increased by 7% on the tenth Contract Anniversary.............................................X           1.07
                                                                                                      ----------------
                                                                                                           $172,125.74
        Verifying that the 7% AIA is within the maximum limit:
           2 times Purchase Payments: 2 x $100,000 =.........................................$200,000
           Reduced proportionately by the percentage of Contract Value withdrawn:
               ($20,000 / $160,000) = 0.125 x $200,000 =...................................-   25,000
                                                                                           ----------
                                                                                             $175,000

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                     77

2) THE MAV:
    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $180,000 =........................................................-   22,500
                                                                                                            ----------
                                                                                                              $157,500

The 7% AIA is greater than the MAV, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $172,125.74. However, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value may be more than GMIB Payments based on the 7% AIA depending on the current interest rates available at the time of annuitization. GPWB Payments would also be available, but GPWB Payments would be based on the greater of the MAV ($157,500) or the 5% AIA.

THE 5% AIA:
    Initial Purchase Payment...............................................................................$100,000.00
        Increased by 5% on the first Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $105,000.00
        Increased by 5% on the second Contract Anniversary............................................X           1.05
                                                                                                      ----------------
                                                                                                           $110,250.00
        Increased by 5% on the third Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $115,762.50
        On the ninth Contract Anniversary the 5% AIA is....................................................$155,132.82
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $155,132.80 =..................................................-   19,391.60
                                                                                                         -------------
                                                                                                           $135,741.22
        Increased by 5% on the tenth Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $142,528.28
        Verifying that the 5% AIA is within the maximum limit:
           2 times Purchase Payments made in the first five Contract Years: 2 x$100,000 =.....$200,000
           Reduced proportionately by the percentage of Contract Value withdrawn:
               ($20,000 / $160,000) = 0.125 x $200,000 =..................................-    25,000
                                                                                          -----------
                                                                                             $175,000

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                     78

-----------------------------------------------------------------------------------------------------------------------------
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES
o    You purchase a Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o    The MAV on the ninth Contract Anniversary is $180,000.
o    You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is
     $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o    The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in the assumptions listed above the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value............................................................................................$140,000
2) The Traditional GMDB value:
    Total Purchase Payments received..........................................................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...............................................- 12,500
                                                                                                              --------
                                                                                                              $ 87,500
Therefore, the death benefit under the Traditional GMDB on the tenth Contract
Anniversary is $140,000.

ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value.............................................................................................$140,000
2) The Enhanced GMDB value, which is the MAV:
    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $180,000 =.........................................................-  22,500
                                                                                                             ---------
                                                                                                              $157,500
Therefore, the death benefit under the Enhanced GMDB on the tenth Contract
Anniversary is equal to 157,500.

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.


In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits and (if applicable) the GMIB and/or GPWB values change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:


    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street NE
    Washington, DC 20549

You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
    One Chase Manhattan Plaza, 37th Floor
    New York, NY 10005-1423
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197

The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                       This page intentionally left blank




The Allianz Charter(TM) II NY Variable Annuity Contract -Prospectus- May 1,2006

                                  Part B SAI
                                       1

                       STATEMENT OF ADDITIONAL INFORMATION


                         ALLIANZ CHARTER(TM) II NEW YORK


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C
                             (THE SEPARATE ACCOUNT)
                                       AND


           ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (ALLIANZ LIFE OF
            NEW YORK, WE, US, OUR) [FORMERLY PREFERRED LIFE INSURANCE
                              COMPANY OF NEW YORK]
                                   MAY 1, 2006


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      One Chase Manhattan Plaza, 37th Floor
                             New York, NY 10005-1423
                                 (800)-624-0197

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

ALLIANZ LIFE OF NEW YORK..............................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    GENERAL...........................................3
    DIVERSIFICATION...................................4
    OWNER CONTROL.....................................4
    CONTRACTS OWNED BY NON-INDIVIDUALS................5
    INCOME TAX WITHHOLDING............................5
    REQUIRED DISTRIBUTIONS............................5
    QUALIFIED CONTRACTS...............................6

ANNUITY PROVISIONS....................................6
    ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS........7

MORTALITY AND EXPENSE RISK GUARANTEE..................7

ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED ON OR
BEFORE APRIL 28, 2006.................................7
    CALCULATING THE AIAS..............................8
    CALCULATING THE MAV...............................8

FINANCIAL STATEMENTS..................................9

APPENDIX - CONDENSED FINANCIAL INFORMATION...........10

                                          CHTNYSAI-0506

The Allianz Charter(TM)II NY Variable Annuity Contract -SAI- May 1, 2006

ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), which is a financial holding company. AZOA is a subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a provider of integrated financial services. Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, long-term care insurance, and health insurance products.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non- certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life of NY Variable Account C as of and for the year ended December 31, 2005 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the financial statements of Allianz Life of New York as of December 31, 2005 and 2004 and for each of the years in the three-year period ended December 31, 2005, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts in the following amounts during the last two calendar years.

          --------------------- -------------------------------- ----------------------------------------
                                      AGGREGATE AMOUNT OF            AGGREGATE AMOUNT OF COMMISSIONS
                                    COMMISSIONS PAID TO ALLIANZ      RETAINED BY ALLIANZ LIFE FINANCIAL
             CALENDAR YEAR              LIFE FINANCIAL               AFTER PAYMENTS TO SELLING FIRMS
          --------------------- -------------------------------- ----------------------------------------
                  2003                            $0                               $0
          --------------------- -------------------------------- ----------------------------------------
                  2004                   $154,965.58                               $0
          --------------------- -------------------------------- ----------------------------------------
                  2005                   $291,203.26                               $0
          --------------------- -------------------------------- ----------------------------------------

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,200 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except two are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

                                       3
2005, the five firms receiving the largest payments, ranging from $300,846 to $1,163,541, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

  FIRM NAME
------------------------------
  AIG Advisor Group
  H D Vest Investments
  Linsco/Private Ledger
  National Planning Holdings
  Raymond James

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o    the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump-sum payment or as Annuity Payments. For a lump-sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum-payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump-sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006 the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual nor to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or
o    distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o    hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, please see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, please see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS We base monthly Annuity Payment upon:
o whether you request fixed Annuity Payments, variable Annuity Payments, or a combination of both fixed and variable Annuity Payments;
o the Contract Value (less any deduction we make to reimburse us for premium tax) on the Income Date;
o    the Annuity Option you select;
o    the age of the Annuitant and any joint Annuitant; and

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

o    the sex of the Annuitant and joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of Contract Value(less any deduction we make to reimburse us for premium tax) that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments.

ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date (less any deductions we make to reimburse us for premium tax), divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o    divide by the assumed net investment factor for the current Business Day.


The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of either 3% or 4.5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
We guarantee that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED ON OR BEFORE APRIL 28, 2006
If your Contract was issued during the period beginning on February 19, 2004 and ending on April 28, 2006 and you elected to include the Enhanced GBP in your Contract, the Enhanced GMIB value and Enhanced GPWB value are calculated differently than is indicated in the current prospectus.

The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o    the AIA; or
o    the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%.

If the MAV is greater than both the 3% AIA and 5% AIA, the Enhanced GMIB value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 3% AIA or the 5% AIA. If

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006 only the 5% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 5% AIA or the MAV.

THE 5% AIA MAY BE MORE LIMITED THAN THE 3% AIA BECAUSE:
o the 5% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 5% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE AIAS
If the Enhanced GMIB endorsement was effective on the Issue Date each AIA is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, each AIA is initially equal to the Contract Value on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:
o    its value on the immediately preceding Business Day;
o    plus any additional Purchase Payments received that day;
o reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization that day; and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any withdrawal charge).

ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY*, each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 5% for Contracts with the 5% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY*, we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age.

WE LIMIT THE 3% AIA TO A MAXIMUM OF:
o    1.5 times total Purchase Payments received,
o reduced proportionately by the percentage of any Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

WE LIMIT THE 5% AIA TO A MAXIMUM OF:
o    2 times the total Purchase Payments received in the first five Contract
     Years,
o reduced proportionately by the percentage of any Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

CALCULATING THE MAV
If the Enhanced GMIB endorsement was effective on the Issue Date, the MAV is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, the MAV is initially equal to the Contract Value on the endorsement effective date. After the endorsement effective date the MAV is calculated as indicated in prospectus section 2, The Annuity Phase - Enhanced GMDB Value.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

While the 5% AIA may be larger than the 3% AIA and/or the MAV, it may produce a lower GMIB Payment because under the 5% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 5% AIA would always be less than the GMIB Payment available under the 3% AIA or the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 5% AIA may be more or less than the GMIB Payments available under the 3% AIA

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006 and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO THE GMIB VALUE ON THAT DATE.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you can choose whether your Enhanced GPWB value is equal to the 5% AIA, the 3% AIA or the MAV. Although the 5% AIA may be the greatest amount it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the 3% AIA or the MAV. For more details on how the GMIB values are calculated please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in prospectus section 2, The Annuity Phase.

The Owner can elect to receive GPWB Payments of up to:
o    10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the 3% AIA or MAV applies, or
o    5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

FINANCIAL STATEMENTS
The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2005 should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2005 are also included herein.

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for all currently offered Contracts is reflected in the Appendix B to the prospectus. AUV information reflecting the additional combination of charges for all Contracts are listed below.


This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                              M&E CHARGES
----------------------                                                             ---------------
CHTR 2..   Allianz Charter II NY - Enhanced GMDB and no GBP.......................    1.95%
CHTR 3.... Allianz Charter II NY - Traditional GMDB and the Traditional GBP.......    1.95%
CHTR 4.... Allianz Charter II NY - Enhanced GMDB..................................    2.10%
CHTR 5.... Allianz Charter II NY - Traditional GMDB and the Enhanced GBP..........    2.45%

The AZL Neuberger Berman Regency Fund, OpCap Mid Cap Portfolio, AZL Oppenheimer Developing Markets Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund, and the AZL Van Kampen Global Real Estate Fund commenced operations under this Contract as of May 1, 2006. There are no Accumulation Units shown for these Investment Options.


(Number of Accumulation Units in thousands)

                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM Basic Value Fund
CHTR 2    12/31/04         NA     10.687            0
          12/31/05     10.687     11.035            0
CHTR 3    12/31/04         NA     10.687            0
          12/31/05     10.687     11.035            0
CHTR 4    12/31/04         NA     10.644            0
          12/31/05     10.644     10.975            0
CHTR 5    12/31/04         NA     10.545            0
          12/31/05     10.545     10.835            0
AZL AIM International Equity Fund
CHTR 2    12/31/04         NA     12.027            0
          12/31/05     12.027     13.725            0
CHTR 3    12/31/04         NA     12.027            0
          12/31/05     12.027     13.725            0
CHTR 4    12/31/04         NA     11.979            0
          12/31/05     11.979     13.650            0
CHTR 5    12/31/04         NA     11.867            3
          12/31/05     11.867     13.475            5
AZL Fusion Balanced Fund
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA     10.590            0
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA     10.590            1
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA     10.580            0
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA     10.555            1


                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Fusion Growth Fund
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA     11.064            0
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA     11.064            2
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA     11.053            3
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA     11.027            3
AZL Fusion Moderate Fund
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA     10.768            6
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA     10.768           10
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA     10.757            0
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA     10.732           36
AZL Davis NY Venture Fund
CHTR 2    12/31/04         NA     10.676            0
          12/31/05     10.676     11.484            4
CHTR 3    12/31/04         NA     10.676            2
          12/31/05     10.676     11.484            2
CHTR 4    12/31/04         NA     10.626            0
          12/31/05     10.626     11.413            0
CHTR 5    12/31/04         NA     10.508            3
          12/31/05     10.508     11.248            4

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Davis VA Financial Portfolio
CHTR 2    12/31/04         NA     10.520            0
          12/31/05     10.520     11.182            0
CHTR 3    12/31/04         NA     10.520            0
          12/31/05     10.520     11.182            0
CHTR 4    12/31/04         NA     10.457            0
          12/31/05     10.457     11.099            0
CHTR 5    12/31/04         NA     10.314            0
          12/31/05     10.314     10.908            0
Davis VA Value Portfolio
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
AZL Dreyfus Founders Equity Growth Fund
CHTR 2    12/31/04         NA      9.199            0
          12/31/05      9.199      9.433            1
CHTR 3    12/31/04         NA      9.199            0
          12/31/05      9.199      9.433            0
CHTR 4    12/31/04         NA      9.156            0
          12/31/05      9.156      9.375            0
CHTR 5    12/31/04         NA      9.055            0
          12/31/05      9.055      9.239            2
AZL Dreyfus Premier Small Cap Value Fund
CHTR 2    12/31/04         NA     12.013            0
          12/31/05     12.013     12.182            1
CHTR 3    12/31/04         NA     12.013            0
          12/31/05     12.013     12.182            0
CHTR 4    12/31/04         NA     12.001            0
          12/31/05     12.001     12.151            0
CHTR 5    12/31/04         NA     11.973            3
          12/31/05     11.973     12.080            3
Dreyfus IP Small Cap Stock Index Portfolio
CHTR 2    12/31/04         NA     12.234            0
          12/31/05     12.234     12.866            0
CHTR 3    12/31/04         NA     12.234            0
          12/31/05     12.234     12.866            0
CHTR 4    12/31/04         NA     12.185            0
          12/31/05     12.185     12.796            0
CHTR 5    12/31/04         NA     12.072            3
          12/31/05     12.072     12.632            5
Dreyfus Stock Index Fund, Inc.
CHTR 2    12/31/04         NA     11.047            1
          12/31/05     11.047     11.314            1
CHTR 3    12/31/04         NA     11.047            0
          12/31/05     11.047     11.314            0
CHTR 4    12/31/04         NA     11.003            0
          12/31/05     11.003     11.252            0
CHTR 5    12/31/04         NA     10.900            2
          12/31/05     10.900     11.108            2


                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Franklin Small Cap Value Fund
CHTR 2    12/31/04         NA     15.295            0
          12/31/05     15.295     16.056            0
CHTR 3    12/31/04         NA     15.295            0
          12/31/05     15.295     16.056            0
CHTR 4    12/31/04         NA     15.257            1
          12/31/05     15.257     15.991            1
CHTR 5    12/31/04         NA     15.168            4
          12/31/05     15.168     15.842            7
Franklin Global Communications Securities Fund
CHTR 2    12/31/04         NA     16.732            1
          12/31/05     16.732     19.001            1
CHTR 3    12/31/04         NA     16.732            0
          12/31/05     16.732     19.001            0
CHTR 4    12/31/04         NA     16.341            0
          12/31/05     16.341     18.528            0
CHTR 5    12/31/04         NA     15.463            0
          12/31/05     15.463     17.472            0
 Franklin Growth and Income Securities Fund
CHTR 2    12/31/04         NA     30.073            0
          12/31/05     30.073     30.530            0
CHTR 3    12/31/04         NA     30.073            0
          12/31/05     30.073     30.530            0
CHTR 4    12/31/04         NA     29.369            0
          12/31/05     29.369     29.771            0
CHTR 5    12/31/04         NA     27.791            1
          12/31/05     27.791     28.073            2
Franklin High Income Fund
CHTR 2    12/31/04         NA     20.916            0
          12/31/05     20.916     21.193            1
CHTR 3    12/31/04         NA     20.916            0
          12/31/05     20.916     21.193            0
CHTR 4    12/31/04         NA     20.427            0
          12/31/05     20.427     20.667            0
CHTR 5    12/31/04         NA     19.329            1
          12/31/05     19.329     19.488            1
Franklin Income Securities Fund
CHTR 2    12/31/04         NA     37.197            0
          12/31/05     37.197     37.066            1
CHTR 3    12/31/04         NA     37.197            0
          12/31/05     37.197     37.066            0
CHTR 4    12/31/04         NA     36.327            1
          12/31/05     36.327     36.145            1
CHTR 5    12/31/04         NA     34.375            0
          12/31/05     34.375     34.084            2
Franklin Large Cap Growth Securities Fund
CHTR 2    12/31/04         NA     17.609            0
          12/31/05     17.609     17.453            0
CHTR 3    12/31/04         NA     17.609            0
          12/31/05     17.609     17.453            0
CHTR 4    12/31/04         NA     17.381            0
          12/31/05     17.381     17.201            0
CHTR 5    12/31/04         NA     16.862            0
          12/31/05     16.862     16.629            4

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Real Estate Fund
CHTR 2    12/31/04         NA     47.286            0
          12/31/05     47.286     52.624            0
CHTR 3    12/31/04         NA     47.286            0
          12/31/05     47.286     52.624            0
CHTR 4    12/31/04         NA     46.180            0
          12/31/05     46.180     51.316            0
CHTR 5    12/31/04         NA     43.699            1
          12/31/05     43.699     48.390            1
 Franklin Rising Dividends Securities Fund
CHTR 2    12/31/04         NA     30.572            0
          12/31/05     30.572     31.011            0
CHTR 3    12/31/04         NA     30.572            0
          12/31/05     30.572     31.011            0
CHTR 4    12/31/04         NA     29.984            0
          12/31/05     29.984     30.369            0
CHTR 5    12/31/04         NA     28.656            0
          12/31/05     28.656     28.922            1
Franklin Small-Mid Cap Growth Securities Fund
CHTR 2    12/31/04         NA     19.820            0
          12/31/05     19.820     20.369            0
CHTR 3    12/31/04         NA     19.820            0
          12/31/05     19.820     20.369            0
CHTR 4    12/31/04         NA     19.549            0
          12/31/05     19.549     20.061            0
CHTR 5    12/31/04         NA     18.931            0
          12/31/05     18.931     19.359            0
Franklin Small Cap Value Securities Fund
CHTR 2    12/31/04         NA     14.635            1
          12/31/05     14.635     15.611            1
CHTR 3    12/31/04         NA     14.635            0
          12/31/05     14.635     15.611            0
CHTR 4    12/31/04         NA     14.489            0
          12/31/05     14.489     15.433            0
CHTR 5    12/31/04         NA     14.155            0
          12/31/05     14.155     15.024            1
Franklin U.S. Government Fund
CHTR 2    12/31/04         NA     22.011            0
          12/31/05     22.011     22.106            3
CHTR 3    12/31/04         NA     22.011            0
          12/31/05     22.011     22.106            1
CHTR 4    12/31/04         NA     21.496            0
          12/31/05     21.496     21.557            0
CHTR 5    12/31/04         NA     20.341            0
          12/31/05     20.341     20.327            1
Franklin Zero Coupon Fund 2010
CHTR 2    12/31/04         NA     33.745            0
          12/31/05     33.745     33.603            0
CHTR 3    12/31/04         NA     33.745            0
          12/31/05     33.745     33.603            0
CHTR 4    12/31/04         NA     32.955            0
          12/31/05     32.955     32.768            0
CHTR 5    12/31/04         NA     31.185            0
          12/31/05     31.185     30.899            0


                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Mutual Discovery Securities Fund
CHTR 2    12/31/04         NA     18.653            0
          12/31/05     18.653     21.214            2
CHTR 3    12/31/04         NA     18.653            0
          12/31/05     18.653     21.214            0
CHTR 4    12/31/04         NA     18.426            0
          12/31/05     18.426     20.925            0
CHTR 5    12/31/04         NA     17.907            0
          12/31/05     17.907     20.265            2
Mutual Shares Securities Fund
CHTR 2    12/31/04         NA     17.796            0
          12/31/05     17.796     19.295            3
CHTR 3    12/31/04         NA     17.796            0
          12/31/05     17.796     19.295            0
CHTR 4    12/31/04         NA     17.580            0
          12/31/05     17.580     19.032            0
CHTR 5    12/31/04         NA     17.085            2
          12/31/05     17.085     18.432            7
Templeton Developing Markets Securities Fund
CHTR 2    12/31/04         NA     13.200            0
          12/31/05     13.200     16.497            3
CHTR 3    12/31/04         NA     13.200            0
          12/31/05     13.200     16.497            0
CHTR 4    12/31/04         NA     12.988            0
          12/31/05     12.988     16.207            0
CHTR 5    12/31/04         NA     12.506            1
          12/31/05     12.506     15.551            4
Templeton Foreign Securities Fund
CHTR 2    12/31/04         NA     20.248            0
          12/31/05     20.248     21.877            1
CHTR 3    12/31/04         NA     20.248            0
          12/31/05     20.248     21.877            0
CHTR 4    12/31/04         NA     19.859            0
          12/31/05     19.859     21.425            0
CHTR 5    12/31/04         NA     18.980            0
          12/31/05     18.980     20.405            0
Templeton Growth Securities Fund
CHTR 2    12/31/04         NA     21.407            0
          12/31/05     21.407     22.855            1
CHTR 3    12/31/04         NA     21.407            0
          12/31/05     21.407     22.855            0
CHTR 4    12/31/04         NA     21.062            0
          12/31/05     21.062     22.454            0
CHTR 5    12/31/04         NA     20.280            1
          12/31/05     20.280     21.545            3
AZL Jennison 20/20 Focus Fund
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA     12.201            1
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA     12.201            0
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA     12.188            0
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA     12.160            1

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Jennison Growth Fund
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA     11.923            0
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA     11.923            0
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA     11.911            0
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA     11.883            0
Jennison 20/20 Focus Portfolio
CHTR 2    12/31/04         NA     11.667            0
          12/31/05     11.667     13.875            0
CHTR 3    12/31/04         NA     11.667            0
          12/31/05     11.667     13.875            1
CHTR 4    12/31/04         NA     11.620            0
          12/31/05     11.620     13.799            0
CHTR 5    12/31/04         NA     11.512            0
          12/31/05     11.512     13.622            0
AZL Legg Mason Growth Fund
CHTR 2    12/31/04         NA     10.669            0
          12/31/05     10.669     11.620            0
CHTR 3    12/31/04         NA     10.669            0
          12/31/05     10.669     11.620            0
CHTR 4    12/31/04         NA     10.626            0
          12/31/05     10.626     11.556            0
CHTR 5    12/31/04         NA     10.527            0
          12/31/05     10.527     11.409            1
AZL Legg Mason Value Fund
CHTR 2    12/31/04         NA     11.236            0
          12/31/05     11.236     11.710            1
CHTR 3    12/31/04         NA     11.236            0
          12/31/05     11.236     11.710            0
CHTR 4    12/31/04         NA     11.183            0
          12/31/05     11.183     11.637            0
CHTR 5    12/31/04         NA     11.059            0
          12/31/05     11.059     11.469            6
AZL OCC Renaissance Fund
CHTR 2    12/31/04         NA     14.133            0
          12/31/05     14.133     13.377            0
CHTR 3    12/31/04         NA     14.133            0
          12/31/05     14.133     13.377            1
CHTR 4    12/31/04         NA     14.066            1
          12/31/05     14.066     13.294            3
CHTR 5    12/31/04         NA     13.911           11
          12/31/05     13.911     13.102            9
AZL OCC Value Fund
CHTR 2    12/31/04         NA     13.096            0
          12/31/05     13.096     13.186            0
CHTR 3    12/31/04         NA     13.096            0
          12/31/05     13.096     13.186            0
CHTR 4    12/31/04         NA     13.034            0
          12/31/05     13.034     13.104            0
CHTR 5    12/31/04         NA     12.890            5
          12/31/05     12.890     12.915            2


                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer Emerging Growth Fund
CHTR 2    12/31/04         NA     13.408            0
          12/31/05     13.408     13.818            0
CHTR 3    12/31/04         NA     13.408            0
          12/31/05     13.408     13.818            0
CHTR 4    12/31/04         NA     13.355            0
          12/31/05     13.355     13.742            0
CHTR 5    12/31/04         NA     13.230            0
          12/31/05     13.230     13.567            0
 AZL Oppenheimer Emerging Technologies Fund
CHTR 2    12/31/04         NA      8.095            0
          12/31/05      8.095      7.995            3
CHTR 3    12/31/04         NA      8.095            0
          12/31/05      8.095      7.995            0
CHTR 4    12/31/04         NA      8.057            0
          12/31/05      8.057      7.945            0
CHTR 5    12/31/04         NA      7.968            0
          12/31/05      7.968      7.830            0
AZL Oppenheimer Global Fund
CHTR 2    12/31/04         NA     11.429            0
          12/31/05     11.429     12.624            0
CHTR 3    12/31/04         NA     11.429            0
          12/31/05     11.429     12.624            0
CHTR 4    12/31/04         NA     11.418            0
          12/31/05     11.418     12.592            0
CHTR 5    12/31/04         NA     11.391            0
          12/31/05     11.391     12.519            5
AZL Oppenheimer International Growth Fund
CHTR 2    12/31/04         NA     12.707            1
          12/31/05     12.707     14.229            1
CHTR 3    12/31/04         NA     12.707            0
          12/31/05     12.707     14.229            0
CHTR 4    12/31/04         NA     12.647            0
          12/31/05     12.647     14.141            0
CHTR 5    12/31/04         NA     12.508            0
          12/31/05     12.508     13.936            0
AZL Oppenheimer Main Street Fund
CHTR 2    12/31/04         NA     10.719            1
          12/31/05     10.719     11.086            2
CHTR 3    12/31/04         NA     10.719            1
          12/31/05     10.719     11.086            1
CHTR 4    12/31/04         NA     10.708            0
          12/31/05     10.708     11.058            0
CHTR 5    12/31/04         NA     10.683            3
          12/31/05     10.683     10.994            5
Oppenheimer Global Securities Fund/VA
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer High Income Fund/VA
CHTR 2    12/31/04         NA     11.737            0
          12/31/05     11.737     11.778            0
CHTR 3    12/31/04         NA     11.737            0
          12/31/05     11.737     11.778            0
CHTR 4    12/31/04         NA     11.668            0
          12/31/05     11.668     11.691            0
CHTR 5    12/31/04         NA     11.508            0
          12/31/05     11.508     11.490            0
Oppenheimer Main Street Fund(R)/VA
CHTR 2    12/31/04      8.595         NA           NA
          12/31/05         NA         NA           NA
CHTR 3    12/31/04      8.595         NA           NA
          12/31/05         NA         NA           NA
CHTR 4    12/31/04      8.557         NA           NA
          12/31/05         NA         NA           NA
CHTR 5    12/31/04      8.469         NA           NA
          12/31/05         NA         NA           NA
PIMCO VIT All Asset Portfolio
CHTR 2    12/31/04         NA     11.834            0
          12/31/05     11.834     12.329            0
CHTR 3    12/31/04         NA     11.834            0
          12/31/05     11.834     12.329            1
CHTR 4    12/31/04         NA     11.822            4
          12/31/05     11.822     12.298            4
CHTR 5    12/31/04         NA     11.794            2
          12/31/05     11.794     12.227            2
 PIMCO VIT CommodityRealReturn Strategy Portfolio
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA     10.996            0
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA     10.996            0
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA     10.985            0
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA     10.959            1
PIMCO VIT Emerging Markets Bond Portfolio
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA     10.887            0
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA     10.887            0
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA     10.876            0
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA     10.851            0
PIMCO VIT Global Bond Portfolio (Unhedged)
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA      9.314            0
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA      9.314            0
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA      9.305            0
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA      9.283            0


                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT High Yield Portfolio
CHTR 2    12/31/04         NA     12.244            0
          12/31/05     12.244     12.504            1
CHTR 3    12/31/04         NA     12.244            0
          12/31/05     12.244     12.504            1
CHTR 4    12/31/04         NA     12.172            0
          12/31/05     12.172     12.411            0
CHTR 5    12/31/04         NA     12.005            0
          12/31/05     12.005     12.198            1
PIMCO VIT Real Return Portfolio
CHTR 2    12/31/04         NA     11.144            0
          12/31/05     11.144     11.158            3
CHTR 3    12/31/04         NA     11.144            1
          12/31/05     11.144     11.158            1
CHTR 4    12/31/04         NA     11.116            8
          12/31/05     11.116     11.114           10
CHTR 5    12/31/04         NA     11.051            6
          12/31/05     11.051     11.010            7
 PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
CHTR 2    12/31/04         NA      9.358            0
          12/31/05      9.358      9.498            0
CHTR 3    12/31/04         NA      9.358            0
          12/31/05      9.358      9.498            0
CHTR 4    12/31/04         NA      9.303            0
          12/31/05      9.303      9.428            0
CHTR 5    12/31/04         NA      9.175            0
          12/31/05      9.175      9.266            0
PIMCO VIT Total Return Portfolio
CHTR 2    12/31/04         NA     12.047            1
          12/31/05     12.047     12.105            3
CHTR 3    12/31/04         NA     12.047            0
          12/31/05     12.047     12.105            3
CHTR 4    12/31/04       NA 1     11.976            0
          12/31/05     11.976     12.016            0
CHTR 5    12/31/04         NA     11.812            0
          12/31/05     11.812     11.809            1
AZL Money Market Fund
CHTR 2    12/31/04         NA      9.710            0
          12/31/05      9.710      9.768            0
CHTR 3    12/31/04         NA      9.710            0
          12/31/05      9.710      9.768            3
CHTR 4    12/31/04         NA      9.652            0
          12/31/05      9.652      9.695            0
CHTR 5    12/31/04         NA      9.520            0
          12/31/05      9.520      9.529            3
SP Strategic Partners Focused Growth Portfolio
CHTR 2    12/31/04         NA      6.360            1
          12/31/05      6.360      7.163            1
CHTR 3    12/31/04         NA      6.360            0
          12/31/05      6.360      7.163            0
CHTR 4    12/31/04         NA      6.322            0
          12/31/05      6.322      7.109            0
CHTR 5    12/31/04         NA      6.233            0
          12/31/05      6.233      6.984            1

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006

                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
SP William Blair International Growth Portfolio
CHTR 2    12/31/04         NA      6.268            0
          12/31/05      6.268      7.118            0
CHTR 3    12/31/04         NA      6.268            0
          12/31/05      6.268      7.118            0
CHTR 4    12/31/04         NA      6.230            0
          12/31/05      6.230      7.064            0
CHTR 5    12/31/04         NA      6.142            0
          12/31/05      6.142      6.940            0
AZL Salomon Brothers Large Cap Growth Fund
CHTR 2    12/31/04         NA      9.972            0
          12/31/05      9.972     10.729            0
CHTR 3    12/31/04         NA      9.972            0
          12/31/05      9.972     10.729            0
CHTR 4    12/31/04         NA      9.932            0
          12/31/05      9.932     10.670            0
CHTR 5    12/31/04         NA      9.839            0
          12/31/05      9.839     10.533            1
AZL Salomon Brothers Small Cap Growth Fund
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA     11.084            0
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA     11.084            0
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA     11.073            0
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA     11.047            0
Seligman Smaller-Cap Value Portfolio
CHTR 2    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 3    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 4    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
CHTR 5    12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
AZL Van Kampen Aggressive Growth Fund
CHTR 2    12/31/04         NA      8.024            0
          12/31/05      8.024      8.731            0
CHTR 3    12/31/04         NA      8.024            0
          12/31/05      8.024      8.731            0
CHTR 4    12/31/04         NA      7.980            0
          12/31/05      7.980      8.670            0
CHTR 5    12/31/04         NA      7.878            0
          12/31/05      7.878      8.530            0
AZL Van Kampen Comstock Fund
CHTR 2    12/31/04         NA     10.761            0
          12/31/05     10.761     10.968            1
CHTR 3    12/31/04         NA     10.761            0
          12/31/05     10.761     10.968            1
CHTR 4    12/31/04         NA     10.702            0
          12/31/05     10.702     10.891            0
CHTR 5    12/31/04         NA     10.565            0
          12/31/05     10.565     10.714            0


                                                 NUMBER OF
                                               ACCUMULATION
                                                  UNITS
           PERIOD OR    AUV AT     AUV AT      OUTSTANDING
 BENEFIT    YEAR      BEGINNING   END OF        AT END OF
 OPTION *  ENDED     OF PERIOD    PERIOD         PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Emerging Growth Fund
CHTR 2    12/31/04         NA      7.856            0
          12/31/05      7.856      8.262            0
CHTR 3    12/31/04         NA      7.856            0
          12/31/05      7.856      8.262            0
CHTR 4    12/31/04         NA      7.813            0
          12/31/05      7.813      8.204            0
CHTR 5    12/31/04         NA      7.713            0
          12/31/05      7.713      8.071            1
AZL Van Kampen Equity and Income Fund
CHTR 2    12/31/04         NA     10.770            0
          12/31/05     10.770     11.276            1
CHTR 3    12/31/04         NA     10.770            0
          12/31/05     10.770     11.276            0
CHTR 4    12/31/04         NA     10.759            0
          12/31/05     10.759     11.248            0
CHTR 5    12/31/04         NA     10.734            0
          12/31/05     10.734     11.182            0
AZL Van Kampen Global Franchise Fund
CHTR 2    12/31/04         NA     13.456            0
          12/31/05     13.456     14.734            1
CHTR 3    12/31/04         NA     13.456            0
          12/31/05     13.456     14.734            0
CHTR 4    12/31/04         NA     13.422            1
          12/31/05     13.422     14.675            1
CHTR 5    12/31/04         NA     13.344            2
          12/31/05     13.344     14.538            3
AZL Van Kampen Growth and Income Fund
CHTR 2    12/31/04         NA     11.240            1
          12/31/05     11.240     12.042            2
CHTR 3    12/31/04         NA     11.240            0
          12/31/05     11.240     12.042            1
CHTR 4    12/31/04         NA     11.178            0
          12/31/05     11.178     11.957            0
CHTR 5    12/31/04      NA 37     11.035            3
          12/31/05     11.035     11.764            3
AZL Van Kampen Mid Cap Growth Fund
CHTR 2    12/31/04         NA     10.552            0
          12/31/05     10.552     12.163            0
CHTR 3    12/31/04         NA     10.552            0
          12/31/05     10.552     12.163            0
CHTR 4    12/31/04         NA     10.494            0
          12/31/05     10.494     12.078            0
CHTR 5    12/31/04         NA     10.360            0
          12/31/05     10.360     11.883            2

The Allianz Charter(TM) II NY Variable Annuity Contract -SAI- May 1, 2006



                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                                       OF

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2005




                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

The Board of Directors of Allianz Life Insurance Company of New York and Contract Owners of Allianz Life of NY Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2005, the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2005, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with U.S. generally accepted accounting principles.



                                    KPMG LLP


Minneapolis, Minnesota
March 15, 2006

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                                           ALGER     ALGER
                                                       AIM V.I.                 AIM V.I.    ALGER        AMERICAN    AMERICAN
                                                        CAPITAL                  PREMIER    AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION  AIM V.I.     EQUITY      GROWTH       ALLCAP      GROWTH
                                                         FUND     GROWTH FUND     FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                           $31          646         151         473          313          94
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            31          646         151         473          313          94
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $31          646         151         473          313          94
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                         31          646         151         473          313          94
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                            $31          646         151         473          313          94
                                                      --------------------------------------------------------------------------

          *Investment shares                                    1           37           7          12            9           4
           Investments at cost                                $29        1,194         155         692          491          74


                 See accompanying notes to financial statements
                                        3

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                       ALGER
                                                       AMERICAN     DAVIS VA    DAVIS VA                DREYFUS IP
                                                         SMALL     FINANCIAL      REAL      DAVIS VA    SMALL CAP    DREYFUS
                                                     CAPITALIZATION PORTFOLIO     ESTATE       VALUE    STOCK INDEX     STOCK
                                                       PORTFOLIO                PORTFOLIO   PORTFOLIO   PORTFOLIO   INDEX FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                            $1        1,237          28       1,330        3,072       5,609
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             1        1,237          28       1,330        3,072       5,609
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $1        1,237          28       1,330        3,072       5,609
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                          1        1,237          28       1,330        3,072       5,595
      Contracts in annuity payment period (note 2)              -            -           -           -            -          14
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                             $1        1,237          28       1,330        3,072       5,609
                                                      --------------------------------------------------------------------------

          *Investment shares                                    -           89           2         104          184         176
           Investments at cost                                 $1        1,096          21       1,036        2,741       4,928


                 See accompanying notes to financial statements
                                        4

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                    FRANKLIN
                                                         FRANKLIN    GROWTH                               FRANKLIN
                                                         GLOBAL      AND         FRANKLIN    FRANKLIN    LARGE CAP    FRANKLIN
                                                      COMMUNICATIONS INCOME        HIGH       INCOME       GROWTH       MONEY
                                                       SECURITIES   SECURITIES   INCOME    SECURITIES   SECURITIES    MARKET
                                                          FUND         FUND       FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                         $12,775     35,744       9,773      40,583       12,037       5,890
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                          12,775     35,744       9,773      40,583       12,037       5,890
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                            -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                           -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                            $12,775     35,744       9,773      40,583       12,037       5,890
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                       12,722     35,476       9,763      40,199       12,022       5,890
      Contracts in annuity payment period (note 2)               53        268          10         384           15           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                          $12,775     35,744       9,773      40,583       12,037       5,890
                                                      --------------------------------------------------------------------------

          *Investment shares                                  1,580      2,294       1,441       2,620          797       5,890
           Investments at cost                              $21,905     36,176      11,745      38,126       12,341       5,890


                 See accompanying notes to financial statements
                                        5

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                       FRANKLIN      RISING     SMALL CAP   SMALL-MID    FRANKLIN    FRANKLIN
                                                         REAL      DIVIDENDS      VALUE    CAP GROWTH      U.S.        ZERO
                                                        ESTATE    SECURITIES   SECURITIES SECURITIES    GOVERNMENT   COUPON
                                                         FUND         FUND        FUND        FUND        FUND      FUND 2010
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $15,645       36,591       4,147       9,508       30,472       4,593
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        15,645       36,591       4,147       9,508       30,472       4,593
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $15,645       36,591       4,147       9,508       30,472       4,593
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     15,569       36,415       4,147       9,429       30,460       4,593
      Contracts in annuity payment period (note 2)             76          176           -          79           12           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                        $15,645       36,591       4,147       9,508       30,472       4,593
                                                      --------------------------------------------------------------------------

          *Investment shares                                  483        2,030         245         462        2,399         287
           Investments at cost                            $11,210       29,361       3,104       8,399       31,170       4,632


                 See accompanying notes to financial statements
                                        6

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                         J.P.        J.P.
                                                        MORGAN     MORGAN U.S.   JENNISON    MUTUAL        MUTUAL    OPPENHEIMER
                                                      INTERNATIONAL LARGE CAP      20/20     DISCOVERY     SHARES      GLOBAL
                                                        EQUITY     CORE EQUITY     FOCUS    SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     FUND         FUND       FUND/VA
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $10           13       1,473      12,660       19,434       2,651
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            10           13       1,473      12,660       19,434       2,651
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $10           13       1,473      12,660       19,434       2,651
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                         10           13       1,473      12,628       19,397       2,651
      Contracts in annuity payment period (note 2)              -            -           -          32           37           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                            $10           13       1,473      12,660       19,434       2,651
                                                      --------------------------------------------------------------------------

          *Investment shares                                    1            1          99         675        1,063          79
           Investments at cost                                 $7           13       1,117       9,374       14,760       1,956


                 See accompanying notes to financial statements
                                        7

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                                         PIMCO VIT
                                                      OPPENHEIMER                                        EMERGING    PIMCO VIT
                                                         HIGH     OPPENHEIMER   PIMCO VIT   PIMCO VIT    MARKETS      GLOBAL
                                                        INCOME    MAIN STREET   ALL ASSET   COMMODITY      BOND        BOND
                                                        FUND/VA     FUND/VA     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $2,210        3,248       3,060         823          198          63
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         2,210        3,248       3,060         823          198          63
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $2,210        3,248       3,060         823          198          63
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                      2,210        3,248       3,060         823          198          63
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                         $2,210        3,248       3,060         823          198          63
                                                      --------------------------------------------------------------------------

          *Investment shares                                  262          149         259          67           14           5
           Investments at cost                             $2,179        2,803       3,038         805          197          64


                 See accompanying notes to financial statements
                                        8

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                PIMCO VIT
                                                                               STOCKSPLUS   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       PIMCO VIT    PIMCO VIT  GROWTH AND     TOTAL       GLOBAL    SMALLER-CAP
                                                      HIGH YIELD  REAL RETURN    INCOME      RETURN     TECHNOLOGY     VALUE
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $3,518        6,319         316       8,292            8       1,746
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         3,518        6,319         316       8,292            8       1,746
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $3,518        6,319         316       8,292            8       1,746
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                      3,518        6,319         316       8,292            8       1,746
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                         $3,518        6,319         316       8,292            8       1,746
                                                      --------------------------------------------------------------------------

          *Investment shares                                  430          498          31         810            1         105
           Investments at cost                             $3,487        6,385         260       8,403            9       1,665


                 See accompanying notes to financial statements
                                        9

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                       SP
                                                       STRATEGIC   SP WILLIAM   TEMPLETON   TEMPLETON                TEMPLETON
                                                       PARTNERS      BLAIR       GLOBAL    DEVELOPING    TEMPLETON    GLOBAL
                                                        FOCUSED   INTERNATIONAL   ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH    ALLOCATION  SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $563          367         816       7,914       19,137       3,626
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           563          367         816       7,914       19,137       3,626
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $563          367         816       7,914       19,137       3,626
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                        563          367         816       7,914       19,075       3,616
      Contracts in annuity payment period (note 2)              -            -           -           -           62          10
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                           $563          367         816       7,914       19,137       3,626
                                                      --------------------------------------------------------------------------

          *Investment shares                                   71           49          39         723        1,211         252
           Investments at cost                               $457          287         758       5,961       15,991       3,256


                 See accompanying notes to financial statements
                                       10

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                                           USAZ         USAZ
                                                       TEMPLETON                USAZ AIM     USAZ         DREYFUS      DREYFUS
                                                        GROWTH      USAZ AIM   INTERNATIONAL DAVIS NY     FOUNDERS     PREMIER
                                                      SECURITIES  BASIC VALUE    EQUITY      VENTURE      EQUITY     SMALL CAP
                                                         FUND         FUND        FUND        FUND     GROWTH FUND   VALUE FUND
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $17,119        4,171       1,508       6,133        1,443        1,444
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                        17,119        4,171       1,508       6,133        1,443        1,444
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                          $17,119        4,171       1,508       6,133        1,443        1,444
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     17,082        4,171       1,508       6,133        1,443        1,444
      Contracts in annuity payment period (note 2)             37            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity                        $17,119        4,171       1,508       6,133        1,443        1,444
                                                      ---------------------------------------------------------------------------

          *Investment shares                                1,229          361         104         511          147          117
           Investments at cost                            $15,280        3,776       1,251       5,591        1,352        1,344


                 See accompanying notes to financial statements
                                       11

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                       USAZ           USAZ      USAZ        USAZ           USAZ      USAZ
                                                       FRANKLIN      FUSION      FUSION      FUSION      JENNISON    JENNISON
                                                       SMALL CAP    BALANCED     GROWTH     MODERATE   20/20 FOCUS    GROWTH
                                                      VALUE FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $3,831        1,658       4,941       6,334          926         331
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         3,831        1,658       4,941       6,334          926         331
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $3,831        1,658       4,941       6,334          926         331
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                      3,831        1,658       4,941       6,334          926         331
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                         $3,831        1,658       4,941       6,334          926         331
                                                      --------------------------------------------------------------------------

          *Investment shares                                  232          155         441         581           75          27
           Investments at cost                             $3,537        1,608       4,713       6,125          872         322


                 See accompanying notes to financial statements
                                       12

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                                                     USAZ
                                                       USAZ LEGG                USAZ                                OPPENHEIMER
                                                         MASON      USAZ LEGG     MONEY     USAZ OCC                 EMERGING
                                                        GROWTH    MASON VALUE    MARKET    RENAISSANCE   USAZ OCC     GROWTH
                                                         FUND         FUND        FUND        FUND      VALUE FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $761        4,284      14,627       5,129        5,265       2,113
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           761        4,284      14,627       5,129        5,265       2,113
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $761        4,284      14,627       5,129        5,265       2,113
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                        761        4,284      14,556       5,129        5,259       2,113
      Contracts in annuity payment period (note 2)              -            -          71           -            6           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                           $761        4,284      14,627       5,129        5,265       2,113
                                                      --------------------------------------------------------------------------

          *Investment shares                                   62          349      14,627         394          399         144
           Investments at cost                               $685        3,845      14,627       5,090        4,953       1,860


                 See accompanying notes to financial statements
                                       13

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                                                     USAZ
                                                       USAZ                     USAZ        USAZ           USAZ       SALOMON
                                                      OPPENHEIMER              OPPENHEIMER OPPENHEIMER   SALOMON     BROTHERS
                                                       EMERGING       USAZ     INTERNATIONAL  MAIN       BROTHERS    SMALL CAP
                                                      TECHNOLOGIES OPPENHEIMER    GROWTH      STREET     LARGE CAP     GROWTH
                                                         FUND     GLOBAL FUND     FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $779        3,956       1,420       3,552        3,260         299
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           779        3,956       1,420       3,552        3,260         299
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $779        3,956       1,420       3,552        3,260         299
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                        779        3,956       1,420       3,552        3,260         299
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                           $779        3,956       1,420       3,552        3,260         299
                                                      --------------------------------------------------------------------------

          *Investment shares                                   91          304          97         313          284          27
           Investments at cost                               $721        3,376       1,264       3,261        2,903         297



                 See accompanying notes to financial statements
                                       14

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                    USAZ VAN               USAZ VAN
                                                   USAZ VAN               USAZ VAN   KAMPEN      USAZ VAN   KAMPEN
                                                    KAMPEN     USAZ VAN    KAMPEN    EQUITY       KAMPEN    GROWTH
                                                  AGGRESSIVE  KAMPEN      EMERGING   AND          GLOBAL    AND
                                                    GROWTH    COMSTOCK     GROWTH    INCOME      FRANCHISE  INCOME
                                                     FUND       FUND       FUND       FUND        FUND        FUND
                                                  ---------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $871      4,185       1,407      1,170       2,844      3,839
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                       871      4,185       1,407      1,170       2,844      3,839
                                                  ---------------------------------------------------------------------
                                                  ----------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                         $871      4,185       1,407      1,170       2,844      3,839
                                                  ---------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                    871      4,175       1,407      1,170       2,844      3,839
      Contracts in annuity payment period (note
2)                                                          -         10           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity                       $871      4,185       1,407      1,170       2,844      3,839
                                                  ---------------------------------------------------------------------

          *Investment shares                               92        375         155        101         184        311
           Investments at cost                           $739      3,919       1,238      1,090       2,610      3,421


                 See accompanying notes to financial statements
                                       15

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)
                                                               VAN
                                                              KAMPEN      VAN
                                                   USAZ VAN   LIT        KAMPEN LIT
                                                  KAMPEN MID  EMERGING   GROWTH AND
                                                  CAP GROWTH  GROWTH       INCOME     TOTAL
                                                     FUND     PORTFOLIO   PORTFOLIO  ALL FUNDS
                                                  ----------------------------------------------
                                                  ----------------------------------------------

 Assets:
    Investments at net asset value*                    $2,404         12          13    441,237
                                                  ----------------------------------------------
                                                  ----------------------------------------------
       Total Assets                                     2,404         12          13    441,237
                                                  ----------------------------------------------
                                                  ----------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -
                                                  ----------------------------------------------
                                                  ----------------------------------------------
      Total Liabilities                                     -          -           -          -
                                                  ----------------------------------------------
                                                  ----------------------------------------------
      Net Assets                                       $2,404         12          13    441,237
                                                  ----------------------------------------------
                                                  ----------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                  2,404         12          13    439,885
      Contracts in annuity payment period (note
2)                                                          -          -           -      1,352
                                                  ----------------------------------------------
                                                  ----------------------------------------------
     Total Contract Owners' Equity                     $2,404         12          13    441,237
                                                  ----------------------------------------------
                                                  ----------------------------------------------

          *Investment shares                              189          -           1     50,526
           Investments at cost                         $2,024         14          10    413,467


                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                                           ALGER     ALGER
                                                       AIM V.I.                 AIM V.I.    ALGER        AMERICAN    AMERICAN
                                                        CAPITAL                  PREMIER    AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION  AIM V.I.     EQUITY      GROWTH       ALLCAP      GROWTH
                                                         FUND     GROWTH FUND     FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           1           1            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                -           10           2           7            4           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -         (10)         (1)         (6)          (4)         (1)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -            -           4
    Realized gains (losses) on sales of investments,
net                                                             -        (222)           -        (47)         (71)           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -        (222)           -        (47)         (71)           5
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             3          268           8          99          112           4
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     3           46           8          52           41           9
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $3           36           7          46           37           8
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       17

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                       ALGER
                                                       AMERICAN     DAVIS VA    DAVIS VA                DREYFUS IP
                                                         SMALL     FINANCIAL      REAL      DAVIS VA    SMALL CAP    DREYFUS
                                                      CAPITALIZATI PORTFOLIO     ESTATE       VALUE    STOCK INDEX     STOCK
                                                       PORTFOLIO  ON            PORTFOLIO   PORTFOLIO   PORTFOLIO   INDEX FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            6           1          13            -          82
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                -           20           -          26           60         122
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -         (14)           1        (13)         (60)        (40)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           2           -            7           -
    Realized gains (losses) on sales of investments,
net                                                             -           12           -          54           72         201
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -           12           2          54           79         201
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             -           76           -          53          107           6
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     -           88           2         107          186         207
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $-           74           3          94          126         167
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       18

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                       FRANKLIN     FRANKLIN                             FRANKLIN
                                                        GLOBAL     GROWTH AND   FRANKLIN    FRANKLIN    LARGE CAP    FRANKLIN
                                                      COMMUNICATIONS INCOME       HIGH       INCOME       GROWTH       MONEY
                                                      SECURITIES   SECURITIES    INCOME    SECURITIES   SECURITIES    MARKET
                                                        FUND          FUND        FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $332        1,012         691       1,421           80         156
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              172          539         180         629          187          87
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  160          473         511         792        (107)          69
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -          321           -         120            -           -
    Realized gains (losses) on sales of investments,
net                                                       (2,139)        (151)       (532)         448         (64)           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (2,139)          170       (532)         568         (64)           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         3,603          129         257     (1,287)          133           -
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,464          299       (275)       (719)           69           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,624          772         236          73         (38)          69
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                       19

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                       FRANKLIN      RISING     SMALL CAP   SMALL-MID    FRANKLIN    FRANKLIN
                                                         REAL      DIVIDENDS      VALUE    CAP GROWTH      U.S.        ZERO
                                                       ESTATE     SECURITIES  SECURITIES   SECURITIES    GOVERNMENT   COUPON
                                                        FUND         FUND         FUND         FUND         FUND     FUND 2005
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $220          351          36           -        1,301         366
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              248          567          76         144          473          60
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (28)        (216)        (40)       (144)          828         306
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         883          216          26           -            -          12
    Realized gains (losses) on sales of investments,
net                                                         1,239          930         198         155         (88)       (457)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   2,122        1,146         224         155         (88)       (445)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (445)        (224)         101         282        (440)         159
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,677          922         325         437        (528)       (286)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,649          706         285         293          300          20
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       20

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                J.P.
                                                                      J.P.       MORGAN
                                                       FRANKLIN      MORGAN    U.S. LARGE   JENNISON      MUTUAL     MUTUAL
                                                         ZERO     INTERNATIONAL CAP CORE      20/20     DISCOVERY     SHARES
                                                        COUPON       EQUITY      EQUITY       FOCUS     SECURITIES  SECURITIES
                                                       FUND 2010   PORTFOLIO    PORTFOLIO   PORTFOLIO      FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $176            -           -           -          145         167
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               72            -           -          28          183         283
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  104            -           -        (28)         (38)       (116)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           3            -           -           -            -          55
    Realized gains (losses) on sales of investments,
net                                                            21            -           -          45          397         627
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      24            -           -          45          397         682
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (127)            1           -         219        1,126         954
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (103)            1           -         264        1,523       1,636
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $1            1           -         236        1,485       1,520
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       21

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                                                     PIMCO VIT
                                                      OPPENHEIMER              OPPENHEIMER                           EMERGING
                                                        GLOBAL    OPPENHEIMER     MAIN      PIMCO VIT    PIMCO VIT    MARKETS
                                                      SECURITIES  HIGH INCOME    STREET     ALL ASSET   COMMODITY      BOND
                                                        FUND/VA     FUND/VA      FUND/VA    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $26          181          43          95            9           3
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               52           46          66          40            4           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (26)          135        (23)          55            5           2
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           9            1           4
    Realized gains (losses) on sales of investments,
net                                                            94         (30)          47          11            4           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      94         (30)          47          20            5           4
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           221         (88)          95           4           18           1
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   315        (118)         142          24           23           5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $289           17         119          79           28           7
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       22

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                            PIMCO VIT
                                                       PIMCO VIT                PIMCO VIT  STOCKSPLUS    PIMCO VIT   SELIGMAN
                                                        GLOBAL      PIMCO VIT     REAL     GROWTH AND     TOTAL       GLOBAL
                                                         BOND      HIGH YIELD    RETURN      INCOME       RETURN    TECHNOLOGY
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          206         161           8          272           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                -           66         130           5          152           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -          140          31           3          120           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           1            -          68           -          131           -
    Realized gains (losses) on sales of investments,
net                                                             -           31          12          13           17           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       1           31          80          13          148           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           (1)        (103)       (124)        (11)        (229)           1
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     -         (72)        (44)           2         (81)           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $-           68        (13)           5           39           1
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       23

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                       SP       SP
                                                                   STRATEGIC     WILLIAM    TEMPLETON    TEMPLETON
                                                       SELIGMAN     PARTNERS      BLAIR      GLOBAL     DEVELOPING   TEMPLETON
                                                      SMALLER-CAP   FOCUSED    INTERNATIONA   ASSET      MARKETS      FOREIGN
                                                         VALUE       GROWTH      GROWTH    ALLOCATION   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $184            -           1          33           76         249
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               37           10           7          12          111         291
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  147         (10)         (6)          21         (35)        (42)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -          16           -            -           -
    Realized gains (losses) on sales of investments,
net                                                            28            5           6           4          441         442
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      28            5          22           4          441         442
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (297)           76          30         (7)          974       1,187
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (269)           81          52         (3)        1,415       1,629
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(122)           71          46          18        1,380       1,587
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       24

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                                                     USAZ
                                                       TEMPLETON                                                      DREYFUS
                                                        GLOBAL      TEMPLETON               USAZ AIM                 FOUNDERS
                                                        INCOME       GROWTH     USAZ AIM   INTERNATIONAL USAZ DAVIS    EQUITY
                                                      SECURITIES   SECURITIES     BASIC      EQUITY     NY VENTURE    GROWTH
                                                         FUND         FUND     VALUE FUND     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $242          202           -           3            6           4
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               53          271          78          27           93          27
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  189         (69)        (78)        (24)         (87)        (23)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -          90           9           86          49
    Realized gains (losses) on sales of investments,
net                                                            54          179          31          18           78          19
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      54          179         121          27          164          68
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (415)        1,044          84         160          271         (2)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (361)        1,223         205         187          435          66
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(172)        1,154         127         163          348          43
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                       25

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                          USAZ
                                                        DREYFUS     USAZ           USAZ      USAZ        USAZ           USAZ
                                                        PREMIER     FRANKLIN      FUSION      FUSION      FUSION      JENNISON
                                                       SMALL CAP    SMALL CAP    BALANCED     GROWTH     MODERATE   20/20 FOCUS
                                                       VALUE FUND  VALUE FUND      FUND        FUND        FUND         FUND
                                                      ---------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                         $-          15            -           -           -            1
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                24          59           16          41          43            6
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net                  (24)        (44)         (16)        (41)        (43)          (5)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           16          21            -           -           -            -
    Realized gains (losses) on sales of investments,
net                                                              9          54            1           5           7            2
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                       25          75            1           5           7            2
investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             44          94           50         228         209           54
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     69         169           51         233         216           56
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $45         125           35         192         173           51
operations
                                                      ---------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       26

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                         USAZ                                 USAZ
                                                       JENNISON     USAZ LEGG   USAZ LEGG     MONEY      USAZ OCC
                                                        GROWTH       MASON        MASON      MARKET    RENAISSANCE   USAZ OCC
                                                         FUND     GROWTH FUND  VALUE FUND     FUND         FUND     VALUE FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -         270            -          12
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                1           10          66         211          105         103
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (1)         (10)        (66)          59        (105)        (91)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            5          17           -          398         257
    Realized gains (losses) on sales of investments,
net                                                             1            6          26           -           48          57
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       1           11          43           -          446         314
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             9           42         263           -        (563)       (144)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    10           53         306           -        (117)         170
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $9           43         240          59        (222)          79
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       27

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                                                                                     USAZ
                                                       USAZ           USAZ                  USAZ                      SALOMON
                                                      OPPENHEIMER OPPENHEIMER   USAZ       OPPENHEIMER     USAZ      BROTHERS
                                                       EMERGING     EMERGING   OPPENHEIMER INTERNATIONAOPPENHEIMER   LARGE CAP
                                                        GROWTH    TECHNOLOGIES   GLOBAL      GROWTH    MAIN STREET    GROWTH
                                                         FUND         FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -           -            -           9
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               43           14          70          20           71          63
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (43)         (14)        (70)        (20)         (71)        (54)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           8          31            5           2
    Realized gains (losses) on sales of investments,
net                                                            12          (4)          22          17           16          27
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      12          (4)          30          48           21          29
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           104           28         403         110          158         262
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   116           24         433         158          179         291
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $73           10         363         138          108         237
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       28

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                    USAZ                                        USAZ VAN
                                                   SALOMON     USAZ VAN               USAZ VAN   KAMPEN      USAZ VAN
                                                   BROTHERS     KAMPEN     USAZ VAN    KAMPEN    EQUITY       KAMPEN
                                                   SMALL CAP  AGGRESSIVE  KAMPEN      EMERGING   AND          GLOBAL
                                                   GROWTH       GROWTH    COMSTOCK     GROWTH    INCOME      FRANCHISE
                                                      FUND       FUND        FUND       FUND        FUND       FUND
                                                   ---------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $-           -         15           -          -           -
                                                   ---------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            2          16         80          29         19          44
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net              (2)        (16)       (65)        (29)       (19)        (44)
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       -          12        153           -          1           5
    Realized gains (losses) on sales of
investments, net                                            -          22         84          24          5          28
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on                   -          34        237          24          6          33
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2          58       (83)          78         65         168
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 2          92        154         102         71         201
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from                $-          76         89          73         52         157
operations
                                                   ---------------------------------------------------------------------

                 See accompanying notes to financial statements
                                       29

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                  USAZ VAN                 VAN
                                                   KAMPEN                 KAMPEN      VAN
                                                   GROWTH      USAZ VAN   LIT        KAMPEN LIT
                                                   AND        KAMPEN MID  EMERGING   GROWTH AND
                                                   INCOME     CAP GROWTH  GROWTH       INCOME     TOTAL
                                                      FUND       FUND     PORTFOLIO   PORTFOLIO  ALL FUNDS
                                                   ---------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $11           -          -           -      8,895
                                                   ---------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                           63          39          -           -      7,017
                                                   ---------------------------------------------------------
                                                   ---------------------------------------------------------
               Investment Income (loss), net             (52)        (39)          -           -      1,878
                                                   ---------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                     121          20          -           -      3,185
    Realized gains (losses) on sales of
investments, net                                           82          53          -           -      2,737
                                                   ---------------------------------------------------------
                                                   ---------------------------------------------------------
               Realized gains (losses) on                 203          73          -           -      5,922
investments, net
                                                   ---------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        62         240          1           1     10,009
                                                   ---------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               265         313          1           1     15,931
                                                   ---------------------------------------------------------
                                                   ---------------------------------------------------------
 Net increase (decrease) in net assets from              $213         274          1           1     17,809
operations
                                                   ---------------------------------------------------------


                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL                             AIM V.I. PREMIER EQUITY
                                                         APPRECIATION FUND      AIM V.I. GROWTH FUND             FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -        (10)        (12)          (1)         (1)
      Realized gains (losses) on investments, net               -            -       (222)       (184)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                           3            1         268         245            8           7
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       3            1          36          49            7           6
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                         -            -       (127)        (26)            -           -
      Surrenders and terminations                             (1)            -        (89)       (120)          (6)         (1)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         (1)            -       (217)       (147)          (6)         (1)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              2            1       (181)        (98)            1           5
 Net assets at beginning of period                             29           28         827         925          150         145
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $31           29         646         827          151         150
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       31

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                   ALGER AMERICAN
                                                        ALGER AMERICAN GROWTH     LEVERAGED ALLCAP       ALGER AMERICAN MIDCAP
                                                              PORTFOLIO               PORTFOLIO            GROWTH PORTFOLIO
                                                       -------------------------------------------------------------------------
                                                          2005        2004        2005        2004         2005        2004
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(6)          (7)         (4)         (5)          (1)         (1)
      Realized gains (losses) on investments, net            (47)         (67)        (71)        (54)            5           1
      Net change in unrealized appreciation
        (depreciation) on investments                          99           91         112          82            4           9
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      46           17          37          23            8           9
                                                       -------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                      (11)         (16)         (2)        (18)            -         (2)
      Surrenders and terminations                            (61)         (65)        (90)        (36)          (6)         (2)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (72)         (81)        (92)        (54)          (6)         (4)
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets                           (26)         (64)        (55)        (31)            2           5
 Net assets at beginning of period                            499          563         368         399           92          87
                                                       -------------------------------------------------------------------------
 Net assets at end of period                                 $473          499         313         368           94          92
                                                       -------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                       32

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                        ALGER AMERICAN SMALL     DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE
                                                      CAPITALIZATION PORTFOLIO        PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -        (14)         (7)            1           1
      Realized gains (losses) on investments, net               -            -          12           2            2           3
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -          76          43            -           2
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       -            -          74          38            3           6
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -         437         317            -           -
      Transfers between funds  (note 2)                         -            -          27         115            -           -
      Surrenders and terminations                               -            -        (20)         (5)            -         (3)
      Rescissions                                               -            -         (3)         (5)            -           -
      Bonus                                                     -            -          17          13            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -            -         458         435            -         (3)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -            -         532         473            3           3
 Net assets at beginning of period                              1            1         705         232           25          22
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $1            1       1,237         705           28          25
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       33

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                DREYFUS IP SMALL CAP
                                                      DAVIS VA VALUE PORTFOLIO  STOCK INDEX PORTFOLIO  DREYFUS STOCK INDEX FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(13)         (13)        (60)        (13)         (40)         (2)
      Realized gains (losses) on investments, net              54           14          79          51          201         119
      Net change in unrealized appreciation
        (depreciation) on investments                          53          128         107         195            6         253
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      94          129         126         233          167         370
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         3          161         968       1,175          928       2,184
      Transfers between funds  (note 2)                      (82)          120          13         278        (578)         572
      Surrenders and terminations                           (119)         (50)        (71)        (39)        (335)       (259)
      Rescissions                                               -          (3)        (11)        (17)         (22)        (87)
      Bonus                                                     -            8          44          51           41          93
      Other transactions (note 2)                               -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (198)          236         943       1,448           33       2,502
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (104)          365       1,069       1,681          200       2,872
 Net assets at beginning of period                          1,434        1,069       2,003         322        5,409       2,537
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,330        1,434       3,072       2,003        5,609       5,409
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       34

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                   FRANKLIN GLOBAL
                                                        FRANKLIN AGGRESSIVE        COMMUNICATIONS        FRANKLIN GROWTH AND
                                                       GROWTH SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-          (1)         160        (49)          473         458
      Realized gains (losses) on investments, net               -        (105)     (2,139)     (2,393)          170       (590)
      Net change in unrealized appreciation
        (depreciation) on investments                           -          105       3,603       3,938          129       3,580
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       -          (1)       1,624       1,496          772       3,448
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -         187         398        1,246       1,117
      Transfers between funds  (note 2)                         -        (151)       (266)       (131)      (1,120)          66
      Surrenders and terminations                               -         (16)     (1,701)     (1,472)      (4,467)     (5,766)
      Rescissions                                               -            -           -           -         (74)           -
      Bonus                                                     -            -           7           7           51          41
      Other transactions (note 2)                               -            -        (11)        (12)         (20)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -        (167)     (1,784)     (1,210)      (4,384)     (4,565)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -        (168)       (160)         286      (3,612)     (1,117)
 Net assets at beginning of period                              -          168      12,935      12,649       39,356      40,473
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-            -      12,775      12,935       35,744      39,356
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       35

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $511          430         792         611        (107)       (105)
      Realized gains (losses) on investments, net           (532)        (763)         568          89         (64)       (283)
      Net change in unrealized appreciation
        (depreciation) on investments                         257        1,100     (1,287)       3,564          133       1,135
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     236          767          73       4,264         (38)         747
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,062        1,753       4,669       4,206        1,046       1,300
      Transfers between funds  (note 2)                   (1,979)        1,250         745         540          237         692
      Surrenders and terminations                         (2,495)      (1,482)     (4,544)     (3,586)      (1,317)     (1,938)
      Rescissions                                             (7)         (14)       (173)        (22)         (12)        (41)
      Bonus                                                    36           45         131         174           42          40
      Other transactions (note 2)                             (5)          (5)        (17)        (18)          (5)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,388)        1,547         811       1,294          (9)          47
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (3,152)        2,314         884       5,558         (47)         794
 Net assets at beginning of period                         12,925       10,611      39,699      34,141       12,084      11,290
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,773       12,925      40,583      39,699       12,037      12,084
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       36

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                                           FRANKLIN RISING
                                                       FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE     DIVIDENDS SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $69         (50)        (28)          53        (216)       (259)
      Realized gains (losses) on investments, net               -            -       2,122         488        1,146       1,281
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -       (445)       2,571        (224)       2,135
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      69         (50)       1,649       3,112          706       3,157
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -       1,973       1,550        3,427       4,556
      Transfers between funds  (note 2)                      (73)        (318)       (298)         682        (605)         319
      Surrenders and terminations                           (727)        (903)     (1,676)       (888)      (3,453)     (3,525)
      Rescissions                                               -            -       (105)         (9)        (105)        (42)
      Bonus                                                     -            -          85          67          111         167
      Other transactions (note 2)                             (3)          (4)         (5)         (5)         (16)        (17)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (803)      (1,225)        (26)       1,397        (641)       1,458
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (734)      (1,275)       1,623       4,509           65       4,615
 Net assets at beginning of period                          6,624        7,899      14,022       9,513       36,526      31,911
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,890        6,624      15,645      14,022       36,591      36,526
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       37

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP    FRANKLIN SMALL-MID CAP       FRANKLIN U.S.
                                                       VALUE SECURITIES FUND   GROWTH SECURITIES FUND      GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(40)         (34)       (144)       (138)          828       1,123
      Realized gains (losses) on investments, net             224           91         155          19         (88)        (31)
      Net change in unrealized appreciation
        (depreciation) on investments                         101          502         282       1,045        (440)       (444)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     285          559         293         926          300         648
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       703          637         648         550        1,632       4,232
      Transfers between funds  (note 2)                     (355)          907       (146)         162        1,163     (1,941)
      Surrenders and terminations                           (210)        (286)     (1,238)     (1,399)      (3,290)     (4,123)
      Rescissions                                               -         (14)        (10)           -        (282)        (25)
      Bonus                                                    30           28          28          25           40         179
      Other transactions (note 2)                             (1)          (1)         (5)         (6)         (14)        (16)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         167        1,271       (723)       (668)        (751)     (1,694)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            452        1,830       (430)         258        (451)     (1,046)
 Net assets at beginning of period                          3,695        1,865       9,938       9,680       30,923      31,969
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,147        3,695       9,508       9,938       30,472      30,923
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       38

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                                             J.P. MORGAN
                                                        FRANKLIN ZERO COUPON    FRANKLIN ZERO COUPON     INTERNATIONAL EQUITY
                                                             FUND 2005                FUND 2010               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $306          183         104         149            -           -
      Realized gains (losses) on investments, net           (445)            8          24          22            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         159        (227)       (127)        (38)            1           1
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      20         (36)           1         133            1           1
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       421          424         434         355            -           -
      Transfers between funds  (note 2)                   (4,104)         (70)         498       (104)            -           -
      Surrenders and terminations                           (658)      (1,061)       (871)       (484)            -           -
      Rescissions                                            (18)            -        (18)           -            -           -
      Bonus                                                    17           21           9          17            -           -
      Other transactions (note 2)                             (1)          (2)         (2)         (2)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (4,343)        (688)          50       (218)            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (4,323)        (724)          51        (85)            1           1
 Net assets at beginning of period                          4,323        5,047       4,542       4,627            9           8
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-        4,323       4,593       4,542           10           9
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       39

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                      J.P. MORGAN U.S. LARGE
                                                          CAP CORE EQUITY       JENNISON 20/20 FOCUS       MUTUAL DISCOVERY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -        (28)        (11)         (38)        (33)
      Realized gains (losses) on investments, net               -            -          45           7          397         192
      Net change in unrealized appreciation
        (depreciation) on investments                           -            1         219         100        1,126       1,208
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       -            1         236          96        1,485       1,367
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -         306         520        1,841       1,380
      Transfers between funds  (note 2)                         -            -         (6)          69          462         336
      Surrenders and terminations                               -            -        (54)        (19)      (1,090)       (928)
      Rescissions                                               -            -           -        (16)         (35)        (13)
      Bonus                                                     -            -           7          16           72          55
      Other transactions (note 2)                               -            -           -           -          (4)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -            -         253         570        1,246         826
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -            1         489         666        2,731       2,193
 Net assets at beginning of period                             13           12         984         318        9,929       7,736
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $13           13       1,473         984       12,660       9,929
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       40

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                           MUTUAL SHARES         OPPENHEIMER GLOBAL    OPPENHEIMER HIGH INCOME
                                                          SECURITIES FUND        SECURITIES FUND/VA            FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(116)         (89)        (26)        (21)          135         166
      Realized gains (losses) on investments, net             682          562          94          22         (30)        (84)
      Net change in unrealized appreciation
        (depreciation) on investments                         954        1,149         221         335         (88)           5
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,520        1,622         289         336           17          87
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,693        1,892          75       1,015           13       1,438
      Transfers between funds  (note 2)                       731           33       (153)         294        (608)       (495)
      Surrenders and terminations                         (1,906)      (2,287)        (67)        (40)        (111)       (103)
      Rescissions                                            (37)          (2)           -        (24)            -           -
      Bonus                                                   114           89           3          54            1          85
      Other transactions (note 2)                             (7)          (8)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,588        (283)       (142)       1,299        (705)         925
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          3,108        1,339         147       1,635        (688)       1,012
 Net assets at beginning of period                         16,326       14,987       2,504         869        2,898       1,886
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,434       16,326       2,651       2,504        2,210       2,898
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       41

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                      OPPENHEIMER MAIN STREET    PIMCO VIT ALL ASSET     PIMCO VIT COMMODITY
                                                              FUND/VA                 PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(23)         (36)          55          13            5           -
      Realized gains (losses) on investments, net              47            8          20           2            5           -
      Net change in unrealized appreciation
        (depreciation) on investments                          95          222           4          18           18           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     119          194          79          33           28           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        25        1,484       1,809         451          175           -
      Transfers between funds  (note 2)                     (100)          402         472         187          636           -
      Surrenders and terminations                           (126)         (48)        (39)         (6)         (12)           -
      Rescissions                                               -         (13)        (18)        (13)          (9)           -
      Bonus                                                     1           71          89          16            5           -
      Other transactions (note 2)                             (1)            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (201)        1,896       2,313         635          795           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (82)        2,090       2,392         668          823           -
 Net assets at beginning of period                          3,330        1,240         668           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,248        3,330       3,060         668          823           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       42

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                         PIMCO VIT EMERGING     PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD
                                                       MARKETS BOND PORTFOLIO         PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $2            -           -           -          140          80
      Realized gains (losses) on investments, net               4            -           1           -           31          20
      Net change in unrealized appreciation
        (depreciation) on investments                           1            -         (1)           -        (103)          41
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       7            -           -           -           68         141
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       120            -          58           -          577       1,086
      Transfers between funds  (note 2)                        68            -           2           -          291         506
      Surrenders and terminations                               -            -           -           -        (172)       (129)
      Rescissions                                               -            -           -           -         (14)        (11)
      Bonus                                                     3            -           3           -           18          46
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         191            -          63           -          700       1,498
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            198            -          63           -          768       1,639
 Net assets at beginning of period                              -            -           -           -        2,750       1,111
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $198            -          63           -        3,518       2,750
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       43

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                PIMCO VIT STOCKSPLUS
                                                        PIMCO VIT REAL RETURN    GROWTH AND INCOME       PIMCO VIT TOTAL RETURN
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $31         (26)           3           1          120           9
      Realized gains (losses) on investments, net              80          127          13          11          148         120
      Net change in unrealized appreciation
        (depreciation) on investments                       (124)           59        (11)          17        (229)          60
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (13)          160           5          29           39         189
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,149        3,649           8          14        1,495       2,102
      Transfers between funds  (note 2)                       114        (259)        (25)        (17)          124         349
      Surrenders and terminations                           (200)         (70)        (29)        (55)        (611)       (457)
      Rescissions                                            (90)          (9)           -           -         (14)        (40)
      Bonus                                                   102          179           -           1           58          95
      Other transactions (note 2)                               -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       2,075        3,490        (46)        (57)        1,051       2,048
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,062        3,650        (41)        (28)        1,090       2,237
 Net assets at beginning of period                          4,257          607         357         385        7,202       4,965
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,319        4,257         316         357        8,292       7,202
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       44


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)
                                                          SELIGMAN GLOBAL       SELIGMAN SMALLER-CAP    SP STRATEGIC PARTNERS
                                                        TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO     FOCUSED GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -         147        (33)         (10)         (5)
      Realized gains (losses) on investments, net               -            -          28          22            5           5
      Net change in unrealized appreciation
        (depreciation) on investments                           1            -       (297)         272           76          22
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       1            -       (122)         261           71          22
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -          20         538          143         160
      Transfers between funds  (note 2)                         -            -        (94)         369           48          20
      Surrenders and terminations                               -            -        (52)        (62)         (11)        (64)
      Rescissions                                               -            -           -        (13)            -           -
      Bonus                                                     -            -           1          28            1           8
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -            -       (125)         860          181         124
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              1            -       (247)       1,121          252         146
 Net assets at beginning of period                              7            7       1,993         872          311         165
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $8            7       1,746       1,993          563         311
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       45


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                        SP WILLIAM BLAIR
                                                        INTERNATIONAL GROWTH   TEMPLETON GLOBAL ASSET    TEMPLETON DEVELOPING
                                                             PORTFOLIO             ALLOCATION FUND     MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(6)          (6)          21          12         (35)           7
      Realized gains (losses) on investments, net              22            3           4         (2)          441          59
      Net change in unrealized appreciation
        (depreciation) on investments                          30           40         (7)         102          974         794
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      46           37          18         112        1,380         860
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         4          140           -           -        1,090         975
      Transfers between funds  (note 2)                      (18)           36         (9)        (11)        1,144           8
      Surrenders and terminations                             (5)          (9)        (62)        (85)        (506)       (351)
      Rescissions                                               -            -           -           -          (3)         (2)
      Bonus                                                     -            8           -           -           41          51
      Other transactions (note 2)                               -            -         (1)         (1)          (2)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (19)          175        (72)        (97)        1,764         679
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             27          212        (54)          15        3,144       1,539
 Net assets at beginning of period                            340          128         870         855        4,770       3,231
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $367          340         816         870        7,914       4,770
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       46

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                         TEMPLETON FOREIGN        TEMPLETON GLOBAL         TEMPLETON GROWTH
                                                          SECURITIES FUND      INCOME SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(42)         (47)         189         376         (69)        (33)
      Realized gains (losses) on investments, net             442         (30)          54          90          179       (163)
      Net change in unrealized appreciation
        (depreciation) on investments                       1,187        2,939       (415)          35        1,044       2,371
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,587        2,862       (172)         501        1,154       2,175
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,017          844           -          14        1,482       2,141
      Transfers between funds  (note 2)                     (836)        (155)        (15)        (16)        (886)         269
      Surrenders and terminations                         (2,052)      (1,811)       (321)       (486)      (1,855)     (2,032)
      Rescissions                                            (23)          (3)           -           -          (8)         (2)
      Bonus                                                    44           41           -           -           51          68
      Other transactions (note 2)                            (11)         (11)         (2)         (3)          (9)        (10)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,861)      (1,095)       (338)       (491)      (1,225)         434
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (274)        1,767       (510)          10         (71)       2,609
 Net assets at beginning of period                         19,411       17,644       4,136       4,126       17,190      14,581
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,137       19,411       3,626       4,136       17,119      17,190
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       47


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE   USAZ AIM INTERNATIONAL   USAZ DAVIS NY VENTURE
                                                                FUND                 EQUITY FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(78)         (36)        (24)         (8)         (87)        (23)
      Realized gains (losses) on investments, net             121           29          27           4          164          13
      Net change in unrealized appreciation
        (depreciation) on investments                          84          202         160          89          271         190
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     127          195         163          85          348         180
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,110        1,364         593         439        2,944         976
      Transfers between funds  (note 2)                        87          624          25         128          217         728
      Surrenders and terminations                            (76)         (58)        (22)         (8)        (231)       (108)
      Rescissions                                             (8)         (66)         (6)        (14)         (32)        (28)
      Bonus                                                    45           48          24          19          121          39
      Other transactions (note 2)                             (1)            -           -           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,157        1,912         614         564        3,018       1,607
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,284        2,107         777         649        3,366       1,787
 Net assets at beginning of period                          2,887          780         731          82        2,767         980
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,171        2,887       1,508         731        6,133       2,767
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       48

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                       USAZ DREYFUS FOUNDERS    USAZ DREYFUS PREMIER   USAZ FRANKLIN SMALL CAP
                                                         EQUITY GROWTH FUND     SMALL CAP VALUE FUND          VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(23)         (16)        (24)         (4)         (44)        (15)
      Realized gains (losses) on investments, net              68            2          25           5           75           6
      Net change in unrealized appreciation
        (depreciation) on investments                         (2)           68          44          56           94         176
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      43           54          45          57          125         167
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       453          311       1,006         362        1,846         928
      Transfers between funds  (note 2)                         9           91        (11)          40          385         164
      Surrenders and terminations                           (105)         (90)        (29)         (1)         (62)        (15)
      Rescissions                                            (10)          (4)        (61)           -         (45)        (29)
      Bonus                                                    21           13          23          13           63          42
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         368          321         928         414        2,187       1,090
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            411          375         973         471        2,312       1,257
 Net assets at beginning of period                          1,032          657         471           -        1,519         262
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,443        1,032       1,444         471        3,831       1,519
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       49

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                        USAZ FUSION BALANCED                             USAZ FUSION MODERATE
                                                                FUND           USAZ FUSION GROWTH FUND           FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(16)            -        (41)           -         (43)           -
      Realized gains (losses) on investments, net               1            -           5           -            7           -
      Net change in unrealized appreciation
        (depreciation) on investments                          50            -         228           -          209           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      35            -         192           -          173           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,355            -       4,177           -        5,654           -
      Transfers between funds  (note 2)                       200            -         530           -          708           -
      Surrenders and terminations                             (1)            -        (14)           -        (394)           -
      Rescissions                                               -            -       (123)           -            -           -
      Bonus                                                    69            -         179           -          193           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,623            -       4,749           -        6,161           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,658            -       4,941           -        6,334           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,658            -       4,941           -        6,334           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       50

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                        USAZ JENNISON 20/20     USAZ JENNISON GROWTH    USAZ LEGG MASON GROWTH
                                                             FOCUS FUND                 FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(5)            -         (1)           -         (10)         (3)
      Realized gains (losses) on investments, net               2            -           1           -           11           -
      Net change in unrealized appreciation
        (depreciation) on investments                          54            -           9           -           42          22
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      51            -           9           -           43          19
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       491            -         262           -          262         200
      Transfers between funds  (note 2)                       399            -          76           -          166          13
      Surrenders and terminations                            (14)            -        (11)           -         (25)         (2)
      Rescissions                                            (23)            -        (12)           -            -           -
      Bonus                                                    22            -           7           -            9          10
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         875            -         322           -          412         221
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            926            -         331           -          455         240
 Net assets at beginning of period                              -            -           -           -          306          66
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $926            -         331           -          761         306
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       51

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                       USAZ LEGG MASON VALUE                             USAZ OCC RENAISSANCE
                                                                FUND           USAZ MONEY MARKET FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(66)         (12)          59        (85)        (105)        (50)
      Realized gains (losses) on investments, net              43           14           -           -          446         101
      Net change in unrealized appreciation
        (depreciation) on investments                         263          136           -           -        (563)         340
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     240          138          59        (85)        (222)         391
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,088          733       8,136       9,206        1,307       2,168
      Transfers between funds  (note 2)                       646           99       1,053     (5,852)        (143)         296
      Surrenders and terminations                            (99)         (61)       (916)     (1,729)        (175)        (83)
      Rescissions                                            (49)            -       (673)       (170)         (22)        (26)
      Bonus                                                    91           40         299         404           53          90
      Other transactions (note 2)                               -            -         (1)         (1)          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       2,677          811       7,898       1,858        1,019       2,444
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,917          949       7,957       1,773          797       2,835
 Net assets at beginning of period                          1,367          418       6,670       4,897        4,332       1,497
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,284        1,367      14,627       6,670        5,129       4,332
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       52

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                                           USAZ OPPENHEIMER
                                                                                  USAZ OPPENHEIMER      EMERGING TECHNOLOGIES
                                                         USAZ OCC VALUE FUND    EMERGING GROWTH FUND             FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(91)         (41)        (43)        (19)         (14)        (10)
      Realized gains (losses) on investments, net             314           52          12         (2)          (4)           5
      Net change in unrealized appreciation
        (depreciation) on investments                       (144)          307         104         134           28         (8)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      79          318          73         113           10        (13)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,629        1,903         502       1,171          183         149
      Transfers between funds  (note 2)                      (58)          649           8         126         (18)          63
      Surrenders and terminations                           (214)        (139)        (30)        (19)         (35)        (30)
      Rescissions                                            (59)          (4)         (7)        (81)            -         (2)
      Bonus                                                    63           90          19          54            8           8
      Other transactions (note 2)                             (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,360        2,498         492       1,251          138         188
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,439        2,816         565       1,364          148         175
 Net assets at beginning of period                          3,826        1,010       1,548         184          631         456
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,265        3,826       2,113       1,548          779         631
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       53

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                  USAZ OPPENHEIMER
                                                      USAZ OPPENHEIMER GLOBAL   INTERNATIONAL GROWTH    USAZ OPPENHEIMER MAIN
                                                                FUND                    FUND                 STREET FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(70)         (12)        (20)         (2)         (71)         (7)
      Realized gains (losses) on investments, net              30            1          48           2           21           2
      Net change in unrealized appreciation
        (depreciation) on investments                         403          177         110          42          158         133
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     363          166         138          42          108         128
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,857        1,146         701         158        1,279       1,766
      Transfers between funds  (note 2)                       252          132         225         142          140         232
      Surrenders and terminations                            (55)          (3)        (45)        (16)         (84)         (5)
      Rescissions                                            (27)         (18)         (6)         (6)         (32)       (114)
      Bonus                                                    84           59          29           8           53          81
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       2,111        1,316         904         286        1,356       1,960
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,474        1,482       1,042         328        1,464       2,088
 Net assets at beginning of period                          1,482            -         378          50        2,088           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,956        1,482       1,420         378        3,552       2,088
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       54

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                       USAZ SALOMON BROTHERS    USAZ SALOMON BROTHERS      USAZ VAN KAMPEN
                                                       LARGE CAP GROWTH FUND    SMALL CAP GROWTH FUND   AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(54)         (18)         (2)           -         (16)         (8)
      Realized gains (losses) on investments, net              29            3           -           -           34           3
      Net change in unrealized appreciation
        (depreciation) on investments                         262           69           2           -           58          57
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     237           54           -           -           76          52
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,455        1,103         251           -          203         266
      Transfers between funds  (note 2)                       109          150          53           -           55          86
      Surrenders and terminations                           (128)         (23)        (13)           -         (82)        (37)
      Rescissions                                            (63)         (39)         (4)           -            -           -
      Bonus                                                    46           46          12           -            8          11
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,419        1,237         299           -          184         326
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,656        1,291         299           -          260         378
 Net assets at beginning of period                          1,604          313           -           -          611         233
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,260        1,604         299           -          871         611
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       55

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                          USAZ VAN KAMPEN          USAZ VAN KAMPEN      USAZ VAN KAMPEN EQUITY
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(65)         (25)        (29)        (13)         (19)         (1)
      Realized gains (losses) on investments, net             237           21          24          10            6           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (83)          268          78          58           65          15
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      89          264          73          55           52          14
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,647        1,277         311         612          850         238
      Transfers between funds  (note 2)                        17          529        (12)          92           44          12
      Surrenders and terminations                           (226)         (60)        (67)        (28)         (39)         (1)
      Rescissions                                            (55)         (42)           -        (53)         (46)           -
      Bonus                                                    67           59          11          30           35          11
      Other transactions (note 2)                             (1)            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,449        1,763         243         653          844         260
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,538        2,027         316         708          896         274
 Net assets at beginning of period                          2,647          620       1,091         383          274           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,185        2,647       1,407       1,091        1,170         274
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                       56


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                       USAZ VAN KAMPEN GLOBAL  USAZ VAN KAMPEN GROWTH  USAZ VAN KAMPEN MID CAP
                                                           FRANCHISE FUND          AND INCOME FUND           GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(44)          (9)        (52)        (22)         (39)        (13)
      Realized gains (losses) on investments, net              33            1         203          12           73          36
      Net change in unrealized appreciation
        (depreciation) on investments                         168           60          62         211          240         115
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     157           52         213         201          274         138
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,717          632       1,134         822          592         677
      Transfers between funds  (note 2)                       247           22         436         140          445         159
      Surrenders and terminations                            (51)          (3)        (64)        (49)         (86)        (10)
      Rescissions                                            (62)         (10)        (17)         (9)         (65)         (9)
      Bonus                                                    64           21          46          42           19          30
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,915          662       1,535         946          905         847
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,072          714       1,748       1,147        1,179         985
 Net assets at beginning of period                            772           58       2,091         944        1,225         240
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,844          772       3,839       2,091        2,404       1,225
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       57

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                      VAN KAMPEN LIT EMERGING   VAN KAMPEN LIT GROWTH
                                                          GROWTH PORTFOLIO      AND INCOME PORTFOLIO       TOTAL ALL FUNDS
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                            $-            -           -           -        1,878       2,183
      Realized gains (losses) on investments, net               -            -           -           -        5,922       (991)
      Net change in unrealized appreciation
        (depreciation) on investments                           1            -           1           2       10,009      32,732
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       1            -           1           2       17,809      33,924
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -       80,879      73,365
      Transfers between funds  (note 2)                         -            -           -           -          569       3,715
      Surrenders and terminations                             (3)          (2)           -           -     (40,122)    (39,131)
      Rescissions                                               -            -           -           -      (2,598)     (1,164)
      Bonus                                                     -            -           -           -        3,086       3,155
      Other transactions (note 2)                               -            -           -           -        (151)       (162)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting  from contract transactions                         (3)          (2)           -           -       41,663      39,778
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            (2)          (2)           1           2
                                                                                                             59,472      73,702
 Net assets at beginning of period                             14           16          12          10      381,765     308,063
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $12           14          13          12      441,237     381,765
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2005


1.   ORGANIZATION

     Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of New York on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life of New York may conduct.

     The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and specialist manager for each portfolio is listed in the following table.

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                         ----------------------------
     AIM V.I. Capital Appreciation Fund         AIM Advisors, Inc.                         N\A
     AIM V.I. Growth Fund                       AIM Advisors, Inc.                         N\A
     AIM V.I. Premier Equity Fund               AIM Advisors, Inc.                         N\A
     Alger American Growth Portfolio            Fred Alger Management, Inc.                N\A
     Alger American Leveraged AllCap Portfolio  Fred Alger Management, Inc.                N\A
     Alger American MidCap Growth Portfolio     Fred Alger Management, Inc.                N\A
     Alger American Small Capitalization        Fred Alger Management, Inc.                N\A
     Portfolio
     Davis VA Financial Portfolio               Davis Selected Advisers, LP                N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP                N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP                N\A
     Dreyfus IP Small Cap Stock Index           The Dreyfus Corporation                    N\A
     Portfolio *
     Dreyfus Stock Index Fund *                 The Dreyfus Corporation                    N\A
     Franklin Global Communications Securities  Franklin Advisers, Inc.                    N\A
     Fund *
     Franklin Growth and Income Securities      Franklin Advisers, Inc.                    N\A
     Fund *
     Franklin High Income Fund *                Franklin Advisers, Inc.                    N\A
     Franklin Income Securities Fund *          Franklin Advisers, Inc.                    N\A
     Franklin Large Cap Growth Securities Fund  Franklin Advisers, Inc.                    N\A
     *
     Franklin Money Market Fund *               Franklin Advisers, Inc.                    N\A
     Franklin Real Estate Fund *                Franklin Advisers, Inc.                    N\A
     Franklin Rising Dividends Securities Fund  Franklin Advisory Services, LLC            N\A
     *
     Franklin Small Cap Value Securities Fund * Franklin Advisory Services, LLC            N\A
     Franklin Small Mid-Cap Growth Securities   Franklin Advisers, Inc.                    N\A
     Fund *
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC            N\A
     Franklin Zero Coupon Fund 2010             Franklin Advisers, Inc.                    N\A
     J.P. Morgan International Equity Portfolio J.P. Morgan Investment Management Inc.     N\A
     J.P. Morgan U.S. Large Cap Core Equity     J.P. Morgan Investment Management Inc.     N\A
     Portfolio
     Jennison 20/20 Focus Portfolio *           Prudential Investments Fund Management ,   N\A
                                                LLC
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC              N\A



                                       59



ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005



1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                         ----------------------------
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC              N\A
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.                     N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.                     N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc                      N\A
     PIMCO VIT All Asset Portfolio +            Pacific Investment Management Company      N\A
     PIMCO VIT Commodity Portfolio +            Pacific Investment Management Company      N\A
     PIMCO VIT Emerging Markets Bond Portfolio+ Pacific Investment Management Company      N\A
     PIMCO VIT Global Bond Portfolio +          Pacific Investment Management Company      N\A
     PIMCO VIT High Yield Portfolio +           Pacific Investment Management Company      N\A
     PIMCO VIT Real Return Portfolio +          Pacific Investment Management Company      N\A
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management Company      N\A
     Portfolio +
     PIMCO VIT Total Return Portfolio +         Pacific Investment Management Company      N\A
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.                  N\A
     Seligman Smaller-Cap Value Portfolio       J & W Seligman & Co. Inc.                  N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund Management ,   N\A
     Portfolio *                                LLC
     SP William Blair International Growth      William Blair & Company, LLC               N\A
     Portfolio *
     Templeton Global Asset Allocation Fund *   Templeton Global Advisors Limited          N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.            N\A
     Fund *
     Templeton Foreign Securities Fund *        Franklin Advisers, Inc.                    N\A
     Templeton Global Income Securities Fund *  Franklin Advisers, Inc.                    N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited          N\A
     USAZ AIM Basic Value Fund * +              USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ AIM International Equity Fund * +     USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ Davis NY Venture Fund * +             USAllianz Advisers, LLC                    Davis Selected Advisers, L. P.
     USAZ Dreyfus Founders Equity Growth Fund *+USAllianz Advisers, LLC                    Founders Asset Management, LLC
     USAZ Dreyfus Premier Small Cap Value Fund  USAllianz Advisers, LLC                    The Dreyfus Corporation
     * +
     USAZ Franklin Small Cap Value Fund * +     USAllianz Advisers, LLC                    Franklin Advisory Services, LLC
     USAZ Fusion Balanced Fund +                USAllianz Advisers, LLC                    USAllianz Advisers, LLC
     USAZ Fusion Growth Fund +                  USAllianz Advisers, LLC                    USAllianz Advisers, LLC
     USAZ Fusion Moderate Fund +                USAllianz Advisers, LLC                    USAllianz Advisers, LLC
     USAZ Jennison 20/20 Focus Fund * +         USAllianz Advisers, LLC                    Jennison Associates LLC
     USAZ Jennison Growth Fund * +              USAllianz Advisers, LLC                    Jennison Associates LLC
     USAZ Legg Mason Growth Fund * +            USAllianz Advisers, LLC                    Legg Mason Funds Management, Inc.
     USAZ Legg Mason Value Fund * +             USAllianz Advisers, LLC                    Legg Mason Funds Management, Inc.
     USAZ Money Market Fund * +                 USAllianz Advisers, LLC                    Prudential Investment Management, Inc.
     USAZ OCC Renaissance Fund * +              USAllianz Advisers, LLC                    Oppenheimer Capital, LLC
     USAZ OCC Value Fund * +                    USAllianz Advisers, LLC                    Oppenheimer Capital, LLC
     USAZ Oppenheimer Emerging Growth Fund * +  USAllianz Advisers, LLC                    OppenheimerFunds, Inc.
     USAZ Oppenheimer Emerging Technologies     USAllianz Advisers, LLC                    OppenheimerFunds, Inc.
     Fund * +
     USAZ Oppenheimer Global Fund * +           USAllianz Advisers, LLC                    OppenheimerFunds, Inc.
     USAZ Oppenheimer International Growth      USAllianz Advisers, LLC                    OppenheimerFunds, Inc.
     Fund * +
     USAZ Oppenheimer Main Street Fund *        USAllianz Advisers, LLC                    OppenheimerFunds, Inc.
     USAZ Salomon Brothers Large Cap Growth     USAllianz Advisers, LLC                    Salomon Brothers Asset Management Inc.
     Fund * +
     USAZ Salomon Brothers Small Cap Growth     USAllianz Advisers, LLC                    Salomon Brothers Asset Management Inc.
     Fund * +
     USAZ Van Kampen Aggressive Growth Fund * + USAllianz Advisers, LLC                    Van Kampen Investment Advisory Corp.


                                       60

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

1.        ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                         ----------------------------
     USAZ Van Kampen Comstock Fund * +          USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc.
     USAZ Van Kampen Emerging Growth Fund * +   USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc
     USAZ Van Kampen Equity and Income Fund * + USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc
     USAZ Van Kampen Global Franchise Fund * +  USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth and Income Fund * + USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc.
     USAZ Van Kampen Mid Cap Growth Fund * +    USAllianz Advisers, LLC                    Van Kampen Investment Advisory Corp.
     Van Kampen LIT Emerging Growth Portfolio * Van Kampen Asset Management, Inc.          N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.          N\A

*    Portfolio contains class 2 shares which assess 12b-1 fees.
+ The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

2.        SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Investments of the Variable Account are valued daily at market value using net asset values provided by investment advisers of the portfolios.

     Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

     A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of New York. The liabilities of the Fixed Account, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life of New York and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

     Available investment options, including the date the investment option was available for each product, as of December 31, 2005 are listed in the following table.


                                                        USALLIANZ    USALLIANZ    USALLIANZ    VALUEMARK   USALLIANZ
     PORTFOLIO                                          ADVANTAGE    CHARTER II  OPPORTUNITY      II      VALUEMARK IV
     ---------
                                                       ----------------------------------------------------------------
                                                       ----------------------------------------------------------------

     Davis VA Financial Portfolio                         11/5/2001     5/3/2004    10/4/2002         N/A     5/1/2002
     Dreyfus IP Small Cap Stock Index Portfolio           11/5/2001     5/3/2004    10/4/2002         N/A     5/1/2002
     Dreyfus Stock Index Fund                             11/5/2001     5/3/2004    10/4/2002         N/A     5/1/2002
     Franklin Global Communications Securities Fund       1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Growth and Income Securities Fund           1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin High Income Fund                            1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Income Securities Fund                      1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Large Cap Growth Securities Fund            1/22/2001     5/3/2004    10/4/2002    5/1/1996    8/17/1998
     Franklin Real Estate Fund                             5/1/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Rising Dividends Securities Fund            1/22/2001     5/3/2004    10/4/2002   1/27/1992    8/17/1998
     Franklin Small-Mid Cap Growth Securities Fund        1/22/2001     5/3/2004    10/4/2002   11/1/1995    8/17/1998
     Franklin U.S. Government Fund                        1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Zero Coupon Fund 2010                       11/5/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998

                                       61


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)
                                                        USALLIANZ    USALLIANZ    USALLIANZ                USALLIANZ
     PORTFOLIO                                          ADVANTAGE    CHARTER II  OPPORTUNITY  VALUEMARK II VALUEMARK IV
                                                       ----------------------------------------------------------------

     Mutual Discovery Securities Fund                     1/22/2001     5/3/2004    10/4/2002   11/8/1996    8/17/1998
     Mutual Shares Securities Fund                        1/22/2001     5/3/2004    10/4/2002   11/8/1996    8/17/1998
     PIMCO VIT All Asset Portfolio                         5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     PIMCO VIT Commodity Portfolio                         5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     PIMCO VIT Emerging Markets Bond Portfolio             5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     PIMCO VIT Global Bond Portfolio                       5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     PIMCO VIT High Yield Portfolio                       1/22/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     PIMCO VIT Real Return Portfolio                       5/1/2003     5/3/2004     5/1/2003         N/A     5/1/2003
     PIMCO VIT Total Return Portfolio                     1/22/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     Templeton Developing Markets Securities Fund         11/5/2001     5/3/2004    10/4/2002   7/31/1994    7/31/1994
     Templeton Foreign Securities Fund                    11/5/2001     5/3/2004    10/4/2002   1/24/1992    6/30/1994
     Templeton Growth Securities Fund                     11/5/2001     5/3/2004    10/4/2002   7/31/1994    7/31/1994
     USAZ AIM Basic Value Fund                             5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ AIM International Equity Fund                    5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ Davis NY Venture Fund                            11/15/01     5/3/2004     3/8/2004    3/8/2004     3/8/2004
     USAZ Dreyfus Founders Equity Growth Fund              11/15/01     5/3/2004     3/8/2004    3/8/2004     3/8/2004
     USAZ Dreyfus Premier Small Cap Value Fund             5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ Franklin Small Cap Value Fund                    5/1/2003     5/3/2004     5/1/2003         N/A     5/1/2003
     USAZ Fusion Balance Fund                              5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     USAZ Fusion Growth Fund                               5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     USAZ Fusion Moderate Fund                             5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     USAZ Jennison 20/20 Focus Fund                        5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     USAZ Jennison Growth Fund                             5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     USAZ Legg Mason Growth Fund                           5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ Legg Mason Value Fund                           11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Money Market Fund                               1/22/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ OCC Renaissance Fund                            11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ OCC Value Fund                                  11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Oppenheimer Emerging Growth Fund                 5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ Oppenheimer Emerging Technologies Fund          11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Oppenheimer Global Fund                          5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ Oppenheimer International Growth Fund            3/8/2004     5/3/2004     3/8/2004    3/8/2004     3/8/2004
     USAZ Oppenheimer Main Street Fund                     5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ Salomon Brothers Large Cap Growth Fund           5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ Salomon Brothers Small Cap Growth Fund           5/2/2005     5/2/2005     5/2/2005         N/A     5/2/2005
     USAZ Van Kampen Aggressive Growth Fund                5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     USAZ Van Kampen Comstock Fund                         5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     USAZ Van Kampen Emerging Growth Fund                  5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     USAZ Van Kampen Equity and Income Fund                5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ Van Kampen Global Franchise Fund                 5/1/2003     5/3/2004     05/03/04         N/A     05/03/04
     USAZ Van Kampen Growth and Income Fund                5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     USAZ Van Kampen Mid Cap Growth Fund                   5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     For the years ended December 31, 2005 and 2004, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.


     PORTFOLIO                                              DATE CLOSED
     ---------                                              -----------
     Davis VA Value Portfolio                               May 1, 2004
     Oppenheimer Global Securities Fund/VA                  May 1, 2004
     Oppenheimer Main Street Fund/VA                        May 1, 2004
     Seligman Smaller-Cap Value Portfolio                   May 1, 2004
     Franklin Small Cap Value Securities Fund               May 2, 2005



     For the years ended December 31, 2005 and 2004, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.


     CLOSED PORTFOLIO                                 RECEIVING PORTFOLIO                              DATE MERGED
     ----------------                                 -------------------                              -----------
     Franklin Aggressive Growth Securities Fund       Franklin Small Cap Fund                          April 30, 2004
     Franklin Zero Coupon Fund 2005                   USAZ Money Market Fund                           December 16, 2005


     For the years ended December 31, 2005 and 2004, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


     CURRENT PORTFOLIO                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
     -----------------                                  --------------------                          --------------
     USAZ Dreyfus Founds Growth and Income Fund         USAZ AllianceBernstein Large Cap Growth Fund  March 8, 2004
     USAZ Davis NY Venture Fund                         USAZ AllianceBernstein Growth and Income Fund March 8, 2004
     USAZ Oppenheimer International Growth Fund         USAZ Templeton Developed Markets              March 8, 2004
     SP William Blair Internation Growth Portfolio      SP Jennison International Growth Portfolio    May 3, 2004
     USAZ Legg Mason Value Fund                         USAZ PIMCO PEA Growth and Income Fund         July 27, 2004
     USAZ Franklin Small Cap Value Fund                 USAZ PIMCO NFJ Small Cap Value Fund           April 4, 2005
     USAZ Legg Mason Growth Fund                        USAZ AIM Dent Demographic Trends Fund         April 4, 2005
     USAZ Salomon Brothers Large Cap Growth Fund        USAZ AIM Blue Chip Fund                       April 4, 2005
     Franklin Small-Mid Cap Growth Securities Fund      Franklin Small Cap Fund                       April 29, 2005
     USAZ Dreyfus Founders Equity Growth Fund           USAZ Dreyfus Founders Growth and Income Fund  April 29, 2005
     USAZ PEA Renaissance Fund                          USAZ PIMCO PEA Renaissance Fund               April 29, 2005
     USAZ PEA Value Fund                                USAZ PIMCO PEA Value Fund                     April 29, 2005
     USAZ Van Kampen Mid Cap Growth Fund                USAZ Van Kampen Growth Fund                   April 29, 2005
     USAZ OCC Renaissance Fund                          USAZ PEA Renaissance Fund                     September 23, 2005
     USAZ OCC Value Fund                                USAZ PEA Value Fund                           September 23, 2005

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the account.

     PREMIUM BONUS

     A premium bonus is awarded to the contract owner of the USAllianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.

     EXPENSES

     ASSET BASED EXPENSES

     A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

     CONTRACT                                          Mortality and Expense                  Administrative
     --------
                                                            RISK CHARGE                           CHARGE
     USAllianz Advantage - Option 1                            1.34%                              0.15%
     USAllianz Advantage - Option 2                            1.50%                              0.15%
     USAllianz Advantage - Option 3                            1.70%                              0.15%
     USAllianz Advantage - Option 4                            1.70%                              0.15%
     USAllianz Advantage - Option 5                            1.85%                              0.15%
     USAllianz Advantage - Option 6                            2.20%                              0.15%
     USAllianz Advantage - Option 7                            2.35%                              0.15%
     USAllianz Charter II - NY - Option 1                      1.75%                              0.00%
     USAllianz Charter II - NY - Option 2                      1.95%                              0.00%
     USAllianz Charter II - NY - Option 3                      1.95%                              0.00%
     USAllianz Charter II - NY - Option 4                      2.10%                              0.00%
     USAllianz Charter II - NY - Option 5                      2.45%                              0.00%
     USAllianz Charter II - NY - Option 6                      2.60%                              0.00%
     USAllianz Opportunity - Option 1                          1.90%                              0.00%
     USAllianz Opportunity - Option 2                          2.10%                              0.00%
     USAllianz Opportunity - Option 3                          2.10%                              0.00%
     USAllianz Opportunity - Option 4                          2.25%                              0.00%
     USAllianz Opportunity - Option 5                          2.60%                              0.00%
     USAllianz Opportunity - Option 6                          2.75%                              0.00%
     USAllianz Valuemark II                                    1.25%                              0.15%
     USAllianz Valuemark IV                                    1.34%                              0.15%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     The M&E charge and administrative charge for USAllianz Advantage can be summarized as follows:

     USAllianz Advantage provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)

         (INCLUDES -.15% OF          Charges for Contracts     Charges for Contracts with   Charges for Contracts with
       ADMINISTRATION CHARGE)             with no GMIB              Traditional GMIB               Enhanced GMIB
    ------------------------------ --------------------------- ---------------------------- ----------------------------
    ------------------------------ --------------------------- ---------------------------- ----------------------------
    Old Enhanced Death Benefit               1.49%
                                           (Option 1)

    Traditional Death Benefit                1.65%                        1.85%                        2.35%
                                           (Option 2)                  (Option 4)                   (Option 6)

    Enhanced Death Benefit                   1.85%                        2.00%                        2.50%
                                           (Option 3)                  (Option 5)                   (Option 7)



     The M&E charge and administrative charge for USAllianz Charter II - NY can be summarized as follows:

     USAllianz  Charter  II -  NY  provides  a  Traditional  Guaranteed  Minimum
     Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced
     Guaranteed  Minimum  Income  Benefit  (Enhanced  GMIB)  or both  (together,
     Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)

                                       Charges for Contracts       Charges for Contracts       Charges for Contracts
                                            with no GMIB           with Traditional GMIB         with Enhanced GMIB
                                     --------------------------- --------------------------- ---------------------------
                                     --------------------------- --------------------------- ---------------------------

    Traditional Death Benefit                  1.75%                       1.95%                       2.45%
                                             (Option 1)                  (Option 3)                  (Option 5)

    Enhanced Death Benefit                     1.95%                       2.10%                       2.60%
                                             (Option 2)                  (Option 4)                  (Option 6)



     The M&E charge and administrative charge for USAllianz Opportunity can be summarized as follows:

     USAllianz Opportunity provides a Traditional  Guaranteed Minimum Protection
     Benefit  (Traditional  GMPB).  The  contract  holder can elect the Enhanced
     Guaranteed  Minimum Death Benefit (Enhanced GMDB), the Enhanced  Guaranteed
     Minimum  Income  Benefit  (Enhanced  GMIB)  or  both  (together,   Enhanced
     Guaranteed  Minimum  Protection  Benefit  (Enhanced  GMPB).  These features provide for a  guaranteed  death  benefit and a guaranteed  annuity  income benefit (which provides for guaranteed  minimum  payments during the Payout
     Phase.)


                                     Charges for contracts     Charges for Contracts with   Charges for Contracts with
                                          with no GMIB              Traditional GMIB               Enhanced GMIB
                                   --------------------------- ---------------------------- ----------------------------
                                   --------------------------- ---------------------------- ----------------------------

    Traditional Death Benefit                1.90%                        2.10%                        2.60%
                                           (Option 1)                  (Option 3)                   (Option 5)

    Enhanced Death Benefit                   2.10%                        2.25%                        2.75%
                                           (Option 2)                  (Option 4)                   (Option 6)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                                                       ALGER         ALGER
                                                  AIM V.I.                                ALGER       AMERICAN     AMERICAN
                                                  CAPITAL                   AIM V.I.     AMERICAN    LEVERAGED      MIDCAP
                                                APPRECIATION   AIM V.I.     PREMIER       GROWTH       ALLCAP       GROWTH
                                                    FUND     GROWTH FUND  EQUITY FUND   PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      -            -            2            -            -             1
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            -             -
       USAllianz Advantage - Option 7                      -            -            -            -            -             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            -            -             -
       USAllianz Opportunity - Option 1                    -            -            -            -            -             -
       USAllianz Opportunity - Option 2                    -            -            -            -            -             -
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    -            -            -            -            -             -
       USAllianz Opportunity - Option 6                    -            -            -            -            -             -
       Valuemark II & III                                  -            8            -            6            3             -
       Valuemark IV                                        -            2            -            1            1             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                      -           10            2            7            4             1
                                                ===============================================================================


                                                   ALGER       DAVIS VA     DAVIS VA     DAVIS VA    DREYFUS IP     DREYFUS
                                                  AMERICAN
                                                   SMALL      FINANCIAL                              SMALL CAP
                                                CAPITALIZATION PORTFOLIO   REAL ESTATE     VALUE     STOCK INDEX   STOCK INDEX
                                                 PORTFOLIO                PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      -            2            -            5            2             6
       USAllianz Advantage - Option 2                      -            -            -            -            -             1
       USAllianz Advantage - Option 3                      -            -            -            -            -             1
       USAllianz Advantage - Option 4                      -            -            -            -            1             2
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            1            -            -            3             1
       USAllianz Advantage - Option 7                      -            2            -            -            3             2
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            1             -
       USAllianz Charter II - NY - Option 6                -            1            -            -            3            10
       USAllianz Opportunity - Option 1                    -            5            -            7           12            19
       USAllianz Opportunity - Option 2                    -            2            -           13            2            11
       USAllianz Opportunity - Option 3                    -            -            -            -            1             2
       USAllianz Opportunity - Option 4                    -            -            -            -            1             6
       USAllianz Opportunity - Option 5                    -            1            -            -            4             3
       USAllianz Opportunity - Option 6                    -            6            -            1           27            40
       Valuemark II & III                                  -            -            -            -            -            10
       Valuemark IV                                        -            -            -            -            -             8
                                                -------------------------------------------------------------------------------
       Total Expenses                                      -           20            -           26           60           122
                                                ===============================================================================

                                       66

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                  FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN
                                                   GLOBAL     GROWTH AND                             LARGE CAP
                                                COMMUNICATIONS  INCOME                    INCOME       GROWTH
                                                 SECURITIES   SECURITIES  HIGH INCOME   SECURITIES   SECURITIES  MONEY MARKET
                                                    FUND         FUND         FUND         FUND         FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      2            9            7           26            3             -
       USAllianz Advantage - Option 2                      -            2            9           18            1             -
       USAllianz Advantage - Option 3                      -            -            -            3            -             -
       USAllianz Advantage - Option 4                      -            1            2            1            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            1            4             -
       USAllianz Advantage - Option 7                      2            2            3            7            4             -
       USAllianz Charter II - NY - Option 1                -            -            1            1            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            1            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            1            -             -
       USAllianz Charter II - NY - Option 5                -            1            -            1            1             -
       USAllianz Charter II - NY - Option 6                -            1            2           15            5             -
       USAllianz Opportunity - Option 1                    1            9           24           24           13             -
       USAllianz Opportunity - Option 2                    1            7            5           15            6             -
       USAllianz Opportunity - Option 3                    -            -            -            5            1             -
       USAllianz Opportunity - Option 4                    -            3            1            1            1             -
       USAllianz Opportunity - Option 5                    1            4            3           14            4             -
       USAllianz Opportunity - Option 6                    4           23           24           70           18             -
       Valuemark II & III                                154          461           91          407          110            85
       Valuemark IV                                        7           16            8           18           16             2
                                                -------------------------------------------------------------------------------
       Total Expenses                                    172          539          180          629          187            87
                                                ===============================================================================


                                                  FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN
                                                                RISING     SMALL CAP    SMALL-MID
                                                              DIVIDENDS      VALUE      CAP GROWTH      U.S.
                                                REAL ESTATE   SECURITIES   SECURITIES   SECURITIES   GOVERNMENT   ZERO COUPON
                                                    FUND         FUND         FUND         FUND         FUND       FUND 2005
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                     10           29            4            6           29             2
       USAllianz Advantage - Option 2                      -           19            -            -            9             -
       USAllianz Advantage - Option 3                      2            1            1            -            1             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      5            7            1            1            3             -
       USAllianz Advantage - Option 7                      7           10            2            1            1             1
       USAllianz Charter II - NY - Option 1                -            -            -            -            1             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            1             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                1            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                3            5            1            1            3             -
       USAllianz Opportunity - Option 1                   19           30            5            5           30            10
       USAllianz Opportunity - Option 2                   13           15            4            4           18             1
       USAllianz Opportunity - Option 3                    1            -            1            1            -             -
       USAllianz Opportunity - Option 4                    1            2            -            -            1             -
       USAllianz Opportunity - Option 5                    9           15            2            3           15             5
       USAllianz Opportunity - Option 6                   41           64           24           15           38             5
       Valuemark II & III                                134          345           21           96          309            35
       Valuemark IV                                        2           25           10           11           14             1
                                                -------------------------------------------------------------------------------
       Total Expenses                                    248          567           76          144          473            60
                                                ===============================================================================



                                       67

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                  FRANKLIN   J.P. MORGAN  J.P. MORGAN    JENNISON      MUTUAL       MUTUAL
                                                                           U.S. LARGE
                                                             INTERNATIONAL  CAP CORE                 DISCOVERY      SHARES
                                                ZERO COUPON     EQUITY       EQUITY    20/20 FOCUS   SECURITIES   SECURITIES
                                                 FUND 2010    PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      9            -            -            3            2             5
       USAllianz Advantage - Option 2                      -            -            -            -            -             2
       USAllianz Advantage - Option 3                      -            -            -            1            1             1
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      3            -            -            2            1             -
       USAllianz Advantage - Option 7                      -            -            -            1            4             7
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             1
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            1             2
       USAllianz Charter II - NY - Option 6                1            -            -            5           11             7
       USAllianz Opportunity - Option 1                    9            -            -            3           14            30
       USAllianz Opportunity - Option 2                    2            -            -            2           14            10
       USAllianz Opportunity - Option 3                    -            -            -            -            1             -
       USAllianz Opportunity - Option 4                    -            -            -            -            2             2
       USAllianz Opportunity - Option 5                    3            -            -            2            5             5
       USAllianz Opportunity - Option 6                    5            -            -            9           22            40
       Valuemark II & III                                 38            -            -            -           92           150
       Valuemark IV                                        2            -            -            -           13            21
                                                -------------------------------------------------------------------------------
       Total Expenses                                     72            -            -           28          183           283
                                                ===============================================================================


                                                OPPENHEIMER  OPPENHEIMER  OPPENHEIMER   PIMCO VIT    PIMCO VIT     PIMCO VIT
                                                   GLOBAL                                                          EMERGING
                                                 SECURITIES  HIGH INCOME  MAIN STREET   ALL ASSET    COMMODITY   MARKETS BOND
                                                  FUND/VA      FUND/VA      FUND/VA     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      6            4            8            2            -             -
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            1            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            1            -             -
       USAllianz Advantage - Option 7                      -            -            4            3            1             -
       USAllianz Charter II - NY - Option 1                -            -            -            1            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            1            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            1            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            2            -             -
       USAllianz Opportunity - Option 1                   15           25           20            5            -             -
       USAllianz Opportunity - Option 2                   10           15           18            2            -             -
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            1            -             -
       USAllianz Opportunity - Option 5                    6            1            3            4            -             -
       USAllianz Opportunity - Option 6                   14            1           12           17            3             1
       Valuemark II & III                                  -            -            -            -            -             -
       Valuemark IV                                        1            -            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                     52           46           66           40            4             1
                                                ===============================================================================



                                       68

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                 PIMCO VIT    PIMCO VIT    PIMCO VIT    PIMCO VIT    PIMCO VIT     SELIGMAN
                                                                                        STOCKSPLUS
                                                                                        GROWTH AND     TOTAL        GLOBAL
                                                GLOBAL BOND   HIGH YIELD  REAL RETURN     INCOME       RETURN     TECHNOLOGY
                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      -            7            3            2           21             -
       USAllianz Advantage - Option 2                      -            -            2            -            1             -
       USAllianz Advantage - Option 3                      -            -            2            -            1             -
       USAllianz Advantage - Option 4                      -            2            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            2            1            -            2             -
       USAllianz Advantage - Option 7                      -            2            8            -            6             -
       USAllianz Charter II - NY - Option 1                -            -            1            -            1             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            1             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            2            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            2            -            -             -
       USAllianz Charter II - NY - Option 6                -            2            3            -            1             -
       USAllianz Opportunity - Option 1                    -           11           30            -           29             -
       USAllianz Opportunity - Option 2                    -            8            9            -           21             -
       USAllianz Opportunity - Option 3                    -            -            -            -            1             -
       USAllianz Opportunity - Option 4                    -            1            2            -            2             -
       USAllianz Opportunity - Option 5                    -            4            9            -            8             -
       USAllianz Opportunity - Option 6                    -           24           56            -           32             -
       Valuemark II & III                                  -            3            -            3           24             -
       Valuemark IV                                        -            -            -            -            1             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                      -           66          130            5          152             -
                                                ===============================================================================


                                                  SELIGMAN        SP       SP WILLIAM   TEMPLETON    TEMPLETON     TEMPLETON
                                                              STRATEGIC
                                                               PARTNERS      BLAIR        GLOBAL     DEVELOPING
                                                SMALLER-CAP    FOCUSED    INTERNATIONAL   ASSET       MARKETS       FOREIGN
                                                   VALUE        GROWTH       GROWTH     ALLOCATION   SECURITIES   SECURITIES
                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      3            -            -            -            1             4
       USAllianz Advantage - Option 2                      -            -            -            -            -             1
       USAllianz Advantage - Option 3                      -            -            -            -            -             1
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            3            -            -            2             5
       USAllianz Advantage - Option 7                      -            -            -            -            5             1
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            1             -
       USAllianz Charter II - NY - Option 6                -            -            -            -            2             1
       USAllianz Opportunity - Option 1                   16            2            5            -           13             4
       USAllianz Opportunity - Option 2                    8            -            1            -            1             3
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    1            -            -            -            7             6
       USAllianz Opportunity - Option 6                    9            4            1            -           32            28
       Valuemark II & III                                  -            1            -           11           43           233
       Valuemark IV                                        -            -            -            1            4             4
                                                -------------------------------------------------------------------------------
       Total Expenses                                     37           10            7           12          111           291
                                                ===============================================================================



                                       69

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                 TEMPLETON    TEMPLETON     USAZ AIM     USAZ AIM    USAZ DAVIS  USAZ DREYFUS
                                                   GLOBAL
                                                   INCOME       GROWTH                                             FOUNDERS
                                                 SECURITIES   SECURITIES  BASIC VALUE  INTERNATIONAL NY VENTURE     EQUITY
                                                    FUND         FUND         FUND     EQUITY FUND      FUND      GROWTH FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      -           11            1            -            4             1
       USAllianz Advantage - Option 2                      -            5            1            -            -             -
       USAllianz Advantage - Option 3                      -            -            1            -            -             -
       USAllianz Advantage - Option 4                      -            -            3            -            1             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            2            3            1            7             -
       USAllianz Advantage - Option 7                      -            6            2            1            7             1
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            2            -            1            1             -
       USAllianz Charter II - NY - Option 6                -            6            9            2            5             1
       USAllianz Opportunity - Option 1                    -            8           20            3            6             4
       USAllianz Opportunity - Option 2                    -            1           10            1            4             4
       USAllianz Opportunity - Option 3                    -            -            -            -            1             -
       USAllianz Opportunity - Option 4                    -            3            -            -            4             -
       USAllianz Opportunity - Option 5                    -            2            6            4            4             3
       USAllianz Opportunity - Option 6                    -           42           22           14           39            10
       Valuemark II & III                                 50          166            -            -           10             3
       Valuemark IV                                        3           17            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                     53          271           78           27           93            27
                                                ===============================================================================


                                                    USAZ         USAZ     USAZ FUSION  USAZ FUSION  USAZ FUSION      USAZ
                                                  DREYFUS
                                                  PREMIER      FRANKLIN                                            JENNISON
                                                 SMALL CAP    SMALL CAP     BALANCED                  MODERATE    20/20 FOCUS
                                                 VALUE FUND   VALUE FUND      FUND     GROWTH FUND      FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      -            2            -            -            -             -
       USAllianz Advantage - Option 2                      -            1            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      6            4            -            2            2             -
       USAllianz Advantage - Option 7                      3            2            1            2            6             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            1             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                1            2            -            -            3             -
       USAllianz Charter II - NY - Option 6                1            3            -            4            3             -
       USAllianz Opportunity - Option 1                    -            9            -            1            4             -
       USAllianz Opportunity - Option 2                    -            3            1            2            2             -
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            1            -            -            -             -
       USAllianz Opportunity - Option 5                    -            5            1            3            4             2
       USAllianz Opportunity - Option 6                   13           27           13           27           18             4
       Valuemark II & III                                  -            -            -            -            -             -
       Valuemark IV                                        -            -            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                     24           59           16           41           43             6
                                                ===============================================================================


                                       70

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                    USAZ      USAZ LEGG    USAZ LEGG    USAZ MONEY    USAZ OCC     USAZ OCC
                                                  JENNISON      MASON     MASON VALUE               RENAISSANCE
                                                GROWTH FUND  GROWTH FUND      FUND     MARKET FUND      FUND      VALUE FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      -            1            2            8            6             6
       USAllianz Advantage - Option 2                      -            -            -            6            -             1
       USAllianz Advantage - Option 3                      -            -            1            -            1             1
       USAllianz Advantage - Option 4                      -            -            -            -            2             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            2            8            1             4
       USAllianz Advantage - Option 7                      -            1            2           14            5             3
       USAllianz Charter II - NY - Option 1                -            -            -            1            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            1            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            1             -
       USAllianz Charter II - NY - Option 5                -            -            1            1            3             1
       USAllianz Charter II - NY - Option 6                -            1            3            1            6             4
       USAllianz Opportunity - Option 1                    -            -           10           48           15            19
       USAllianz Opportunity - Option 2                    -            -            3           11            6             4
       USAllianz Opportunity - Option 3                    -            -            -            2            1             -
       USAllianz Opportunity - Option 4                    -            -            -           14            1             1
       USAllianz Opportunity - Option 5                    -            3            3           16           11            10
       USAllianz Opportunity - Option 6                    1            4           36           51           42            43
       Valuemark II & III                                  -            -            3           17            4             6
       Valuemark IV                                        -            -            -           12            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                      1           10           66          211          105           103
                                                ===============================================================================


                                                    USAZ         USAZ         USAZ         USAZ         USAZ     USAZ SALOMON
                                                             OPPENHEIMER
                                                OPPENHEIMER    EMERGING                OPPENHEIMER  OPPENHEIMER    BROTHERS
                                                  EMERGING   TECHNOLOGIES OPPENHEIMER  INTERNATIONALMAIN STREET    LARGE CAP
                                                GROWTH FUND      FUND     GLOBAL FUND  GROWTH FUND      FUND      GROWTH FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      1            -            -            -            -             -
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            3             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      1            -            1            2            2             7
       USAllianz Advantage - Option 7                      4            1            4            1            4             6
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             2
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            1            -            1             -
       USAllianz Charter II - NY - Option 6                1            -            3            1            3             1
       USAllianz Opportunity - Option 1                    4            4            4            2            5            10
       USAllianz Opportunity - Option 2                    3            1            1            1            1             5
       USAllianz Opportunity - Option 3                    1            -            -            -            2             1
       USAllianz Opportunity - Option 4                    -            -            1            -            2             -
       USAllianz Opportunity - Option 5                    3            1           10            1           11             6
       USAllianz Opportunity - Option 6                   25            5           45           11           37            25
       Valuemark II & III                                  -            2                         1
       Valuemark IV                                        -            -            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                     43           14           70           20           71            63
                                                ===============================================================================


                                       71

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                    USAZ       USAZ VAN     USAZ VAN     USAZ VAN     USAZ VAN     USAZ VAN
                                                  SALOMON                                                           KAMPEN
                                                  BROTHERS      KAMPEN       KAMPEN       KAMPEN       KAMPEN       GLOBAL
                                                 SMALL CAP    AGGRESSIVE    COMSTOCK     EMERGING    EQUITY AND    FRANCHISE
                                                GROWTH FUND  GROWTH FUND      FUND     GROWTH FUND  INCOME FUND      FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      -            1            3            2            -             1
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            1            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            1            -            -             3
       USAllianz Advantage - Option 7                      -            2            8            2            2             7
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             1
       USAllianz Charter II - NY - Option 6                -            -            3            1            1             2
       USAllianz Opportunity - Option 1                    -            3           11            4            4             3
       USAllianz Opportunity - Option 2                    -            1            4            1            1             1
       USAllianz Opportunity - Option 3                    -            -            2            -            -             -
       USAllianz Opportunity - Option 4                    -            -            1            -            -             1
       USAllianz Opportunity - Option 5                    -            1           13            3            3             3
       USAllianz Opportunity - Option 6                    2            6           31           14            8            22
       Valuemark II & III                                  -            1            3            2            -             -
       Valuemark IV                                        -            -            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                      2           16           80           29           19            44
                                                ===============================================================================


                                                  USAZ VAN     USAZ VAN    VAN KAMPEN   VAN KAMPEN  TOTAL ALL
                                                                              LIT
                                                   KAMPEN     KAMPEN MID    EMERGING    LIT GROWTH
                                                 GROWTH AND   CAP GROWTH     GROWTH     AND INCOME
                                                INCOME FUND      FUND      PORTFOLIO    PORTFOLIO   FUNDS
                                                -----------------------------------------------------------------
     Expenses:
      Mortality and expense risk and
      administrative charges:
       USAllianz Advantage - Option 1                      2            2            -            -          279
       USAllianz Advantage - Option 2                      1            -            -            -           80
       USAllianz Advantage - Option 3                      -            1            -            -           21
       USAllianz Advantage - Option 4                      -            -            -            -           20
       USAllianz Advantage - Option 5                      -            -            -            -            -
       USAllianz Advantage - Option 6                      1            -            -            -          109
       USAllianz Advantage - Option 7                      4            4            -            -          194
       USAllianz Charter II - NY - Option 1                -            -            -            -            9
       USAllianz Charter II - NY - Option 2                -            -            -            -            5
       USAllianz Charter II - NY - Option 3                -            -            -            -            1
       USAllianz Charter II - NY - Option 4                -            -            -            -            5
       USAllianz Charter II - NY - Option 5                1            -            -            -           32
       USAllianz Charter II - NY - Option 6                1            3            -            -          154
       USAllianz Opportunity - Option 1                   13            5            -            -          663
       USAllianz Opportunity - Option 2                    9            3            -            -          325
       USAllianz Opportunity - Option 3                    -            -            -            -           24
       USAllianz Opportunity - Option 4                    -            1            -            -           57
       USAllianz Opportunity - Option 5                    3            3            -            -          285
       USAllianz Opportunity - Option 6                   24           16            -            -         1387
       Valuemark II & III                                  4            1            -            -         3146
       Valuemark IV                                        -            -            -            -          221
                                                -----------------------------------------------------------------
       Total Expenses                                     63           39            -            -         7017
                                                =================================================================

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     CONTRACT BASED EXPENSES

     A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2005 and 2004 were $151,000 and $162,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

     A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts, within seven years of the date of surrender for USAllianz Advantage, Valuemark IV contracts, within nine years of the date of surrender for USAllianz Opportunity contracts and within two years of the date of surrender for Charter II - NY. The amount of the contingent deferred sales charge is shown below.


          Years Since                              Contingent Deferred Sales Charge
                            --------------------------------------------------------------------------------
                            ---------------- -------------------- ------------------ ----------------- ------------------
            PAYMENT         CHARTER II - NY     VALUEMARK II        VALUEMARK IV        ADVANTAGE         OPPORTUNITY
            -------         ---------------     ------------        ------------        ---------         -----------
              0-1                 8%                 5%                  6%                 6%               8.5%
              1-2                 7%                 5%                  6%                 6%               8.5%
              2-3                 0%                 4%                  6%                 6%               8.5%
              3-4                 0%                 3%                  5%                 5%                8%
              4-5                 0%                1.5%                 4%                 4%                7%
              5-6                 0%                 0%                  3%                 3%                6%
              6-7                 0%                 0%                  2%                 2%                5%
              7-8                 0%                 0%                  0%                 0%                4%
              8-9                 0%                 0%                  0%                 0%                3%
        9 years or more           0%                 0%                  0%                 0%                0%

     Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2005 and 2004 were $462,464 and $177,327, respectively.

     On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Advantage and Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Opportunity deferred annuity contract owners allows up to ten percent (10%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for Valuemark II, USAllianz Advantage and Valuemark IV deferred annuity contracts, and the 10% penalty free privilege for that year for USAllianz Opportunity deferred annuity contracts.

     Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred for Valuermark II and Advantage, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during the years ended December 31, 2005 and 2004 were $25 and $0, respectively. Net transfers from the Fixed Accounts were $569,000 and $3,715,000, during the years ended December 31, 2005 and 2004, respectively.

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of NY may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of NY may have to deduct such amounts at a later date.

     A rescission is defined as a contract that is returned to Allianz Life of New York and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

3.      FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life of NY.

     Allianz Life of NY does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life of NY determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 are as follows:

                                                                           COST OF       PROCEEDS
                                                                           PURCHASES    FROM SALES
                                                                          ---------------------------
     AIM V.I. Capital Appreciation Fund                                   -           2
     AIM V.I. Growth Fund                                                 -           227
     AIM V.I. Premier Equity Fund                                         1           8
     Alger American Growth Portfolio                                      1           79
     Alger American Leveraged AllCap Portfolio                            -           96
     Alger American MidCap Growth Portfolio                               4           7
     Alger American Small Capitalization Portfolio                        -           -
     Davis VA Financial Portfolio                                         672         230
     Davis VA Real Estate Portfolio                                       2           1
     Davis VA Value Portfolio                                             61          272
     Dreyfus IP Small Cap Stock Index Portfolio                           1,621       731
     Dreyfus Stock Index Fund                                             2,128       2,135
     Franklin Global Communications Securities Fund                       640         2,264
     Franklin Growth and Income Securities Fund                           3,140       6,730
     Franklin High Income Fund                                            4,089       6,966
     Franklin Income Securities Fund                                      7,490       5,767
     Franklin Large Cap Growth Securities Fund                            3,169       3,285
     Franklin Money Market Fund                                           257         991
     Franklin Real Estate Fund                                            5,052       4,225
     Franklin Rising Dividends Securities Fund                            4,808       5,449
     Franklin Small Cap Value Securities Fund                             1,097       944
     Franklin Small-Mid Cap Growth Securities Fund                        1,205       2,072
     Franklin U.S. Government Fund                                        5,826       5,747
     Franklin Zero Coupon Fund 2005                                       1,295       5,320
     Franklin Zero Coupon Fund 2010                                       2,107       1,948
     J.P. Morgan International Equity Portfolio                           -           -
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                     -           -
     Jennison 20/20 Focus Portfolio                                       445         222
     Mutual Discovery Securities Fund                                     2,790       1,582
     Mutual Shares Securities Fund                                        4,124       2,599
     Oppenheimer Global Securities Fund/VA                                290         458
     Oppenheimer High Income Fund/VA                                      2,388       2,958
     Oppenheimer Main Street Fund/VA                                      196         420
     PIMCO VIT All Asset Portfolio                                        2,913       538
     PIMCO VIT Commodity Portfolio                                        863         62
     PIMCO VIT Emerging Markets Bond Portfolio                            205         10
     PIMCO VIT Global Bond Portfolio                                      64          -
     PIMCO VIT High Yield Portfolio                                       2,517       1,679
     PIMCO VIT Real Return Portfolio                                      3,426       1,252

                                       74

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTNIUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 are as follows:

                                                                           COST OF       PROCEEDS
                                                                           PURCHASES    FROM SALES
                                                                          ---------------------------
     PIMCO VIT StocksPLUS Growth and Income Portfolio                     36          79
     PIMCO VIT Total Return Portfolio                                     2,656       1,352
     Seligman Global Technology Portfolio                                 -           -
     Seligman Smaller-Cap Value Portfolio                                 239         215
     SP Strategic Partners Focused Growth Portfolio                       212         41
     SP William Blair International Growth Portfolio                      33          42
     Templeton Global Asset Allocation Fund                               33          84
     Templeton Developing Markets Securities Fund                         4,015       2,286
     Templeton Foreign Securities Fund                                    1,977       3,880
     Templeton Global Income Securities Fund                              242         391
     Templeton Growth Securities Fund                                     2,323       3,617
     USAZ AIM Basic Value Fund                                            1,475       308
     USAZ AIM International Equity Fund                                   776         175
     USAZ Davis NY Venture Fund                                           3,891       874
     USAZ Dreyfus Founders Equity Growth Fund                             681         289
     USAZ Dreyfus Premier Small Cap Value Fund                            1,117       199
     USAZ Franklin Small Cap Value Fund                                   2,586       422
     USAZ Fusion Balanced Fund                                            1,739       132
     USAZ Fusion Growth Fund                                              4,903       193
     USAZ Fusion Moderate Fund                                            6,595       477
     USAZ Jennison 20/20 Focus Fund                                       1,125       257
     USAZ Jennison Growth Fund                                            344         23
     USAZ Legg Mason Growth Fund                                          484         77
     USAZ Legg Mason Value Fund                                           3,003       375
     USAZ Money Market Fund                                               25,573      17,614
     USAZ OCC Renaissance Fund                                            2,145       833
     USAZ OCC Value Fund                                                  2,282       756
     USAZ Oppenheimer Emerging Growth Fund                                692         243
     USAZ Oppenheimer Emerging Technologies Fund                          267         143
     USAZ Oppenheimer Global Fund                                         2,286       235
     USAZ Oppenheimer International Growth Fund                           1,100       185
     USAZ Oppenheimer Main Street Fund                                    1,562       272
     USAZ Salomon Brothers Large Cap Growth Fund                          1,796       429
     USAZ Salomon Brothers Small Cap Growth Fund                          325         26
     USAZ Van Kampen Aggressive Growth Fund                               377         197
     USAZ Van Kampen Comstock Fund                                        2,255       720
     USAZ Van Kampen Emerging Growth Fund                                 554         338
     USAZ Van Kampen Equity and Income Fund                               959         131
     USAZ Van Kampen Global Franchise Fund                                2,353       479
     USAZ Van Kampen Growth and Income Fund                               2,074       472
     USAZ Van Kampen Mid Cap Growth Fund                                  1,360       474
     Van Kampen LIT Emerging Growth Portfolio                             -           3
     Van Kampen LIT Growth and Income Portfolio                           -           -

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


5.   CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
     THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                          AIM V.I. CAPITAL                             AIM V.I. PREMIER EQUITY
                                                         APPRECIATION FUND      AIM V.I. GROWTH FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                              -           -         (23)         (5)           -            -
           Surrenders and terminations                          -           -         (17)        (25)         (1)            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -         (40)        (30)         (1)            -
                                                      --------------------------------------------------------------------------


                                                       ALGER AMERICAN GROWTH       ALGER AMERICAN       ALGER AMERICAN MIDCAP
                                                                                 LEVERAGED ALLCAP
                                                             PORTFOLIO               PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                            (1)         (2)            -         (3)           -          (1)
           Surrenders and terminations                        (8)        (10)         (13)         (6)           -            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (9)        (12)         (13)         (9)           -          (1)
                                                      --------------------------------------------------------------------------


                                                        ALGER AMERICAN SMALL     DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE
                                                          CAPITALIZATION
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -           44          31           -            -
           Transfers between funds                              -           -            2          12           -            -
           Surrenders and terminations                          -           -          (2)           -           -            -
           Rescissions                                          -           -            -         (1)           -            -
           Bonus                                                -           -            2           1           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -           46          43           -            -
                                                      --------------------------------------------------------------------------


                                       76

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                           DAVIS VA VALUE       DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX
                                                             PORTFOLIO         STOCK INDEX PORTFOLIO            FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -          17           80         109          86          213
           Transfers between funds                            (7)          13            1          26        (50)           56
           Surrenders and terminations                       (11)         (5)          (6)         (4)        (30)         (27)
           Rescissions                                          -           -          (1)         (2)         (2)          (9)
           Bonus                                                -           1            4           5           4            9
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (18)          26           78         134           8          242
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN AGGRESSIVE       FRANKLIN GLOBAL        FRANKLIN GROWTH AND
                                                                                  COMMUNICATIONS
                                                            GROWTH FUND           SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -           12          26          45           40
           Transfers between funds                              -        (29)         (13)         (7)        (34)            4
           Surrenders and terminations                          -         (3)         (91)        (93)       (134)        (193)
           Rescissions                                          -           -            -           -         (3)            -
           Bonus                                                -           -            -           1           2            2
           Other transactions                                   -           -          (1)         (1)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -        (32)         (93)        (74)       (125)        (148)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN HIGH INCOME      FRANKLIN INCOME         FRANKLIN LARGE CAP
                                                               FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   55          88          132         127          64           80
           Transfers between funds                           (91)          56           21          16          12           42
           Surrenders and terminations                      (112)        (68)        (111)       (104)        (71)        (111)
           Rescissions                                          -         (1)          (5)         (1)         (1)          (3)
           Bonus                                                2           2            4           5           3            3
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (146)          77           41          43           7           11
                                                      --------------------------------------------------------------------------

                                       77

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                       FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE       FRANKLIN RISING
                                                                                                        DIVIDENDS SECURITIES
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -           45          41         121          165
           Transfers between funds                            (5)        (20)          (4)          16        (21)           12
           Surrenders and terminations                       (46)        (58)         (31)        (22)       (105)        (119)
           Rescissions                                          -           -          (3)           -         (4)          (2)
           Bonus                                                -           -            2           2           4            6
           Other transactions                                   -           -            -           -           -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (51)        (78)            9          37         (5)           61
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN SMALL CAP      FRANKLIN SMALL-MID         FRANKLIN U.S.
                                                                               CAP GROWTH SECURITIES
                                                       VALUE SECURITIES FUND           FUND                GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   51          50           36          31          78          204
           Transfers between funds                           (23)          68          (6)           9          49         (81)
           Surrenders and terminations                       (14)        (21)         (60)        (75)       (136)        (174)
           Rescissions                                          -         (1)          (1)           -        (14)          (1)
           Bonus                                                2           2            2           1           2            9
           Other transactions                                   -           -            -           -         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          16          98         (29)        (34)        (22)         (44)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN ZERO COUPON    FRANKLIN ZERO COUPON         J.P. MORGAN
                                                                                                        INTERNATIONAL EQUITY
                                                             FUND 2005               FUND 2010                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   16          16           13          11           -            -
           Transfers between funds                          (143)         (2)           17         (3)           -            -
           Surrenders and terminations                       (19)        (38)         (24)        (14)           -            -
           Rescissions                                        (1)           -          (1)           -           -            -
           Bonus                                                1           1            -           1           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (146)        (23)            5         (5)           -            -
                                                      --------------------------------------------------------------------------



                                       78

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                          J.P. MORGAN U.S.      JENNISON 20/20 FOCUS       MUTUAL DISCOVERY
                              LARGE CAP CORE EQUITY
                                                             PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -           26          49          98           86
           Transfers between funds                              -           -          (1)           7          22           19
           Surrenders and terminations                          -           -          (4)         (2)        (52)         (55)
           Rescissions                                          -           -            -         (2)         (2)          (1)
           Bonus                                                -           -            1           2           4            3
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -           22          54          70           52
                                                      --------------------------------------------------------------------------


                                                           MUTUAL SHARES         OPPENHEIMER GLOBAL    OPPENHEIMER HIGH INCOME
                                                          SECURITIES FUND       SECURITIES FUND/VA             FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  154         117            7         109           1          128
           Transfers between funds                             41           2         (13)          32        (50)         (52)
           Surrenders and terminations                       (99)       (135)          (6)         (4)         (9)          (9)
           Rescissions                                        (2)           0            -         (3)           -            -
           Bonus                                                7           6            -           6           -            8
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         101        (10)         (12)         140        (58)           75
                                                      --------------------------------------------------------------------------


                                                          OPPENHEIMER MAIN      PIMCO VIT ALL ASSET      PIMCO VIT COMMODITY
                                                          STREET FUND/VA             PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    3         173          151          40          17            -
           Transfers between funds                           (10)          45           39          17          60            -
           Surrenders and terminations                       (14)         (6)          (3)           -         (1)            -
           Rescissions                                          -         (1)          (2)         (1)         (1)            -
           Bonus                                                -           8            8           1           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (21)         219          193          57          75            -
                                                      --------------------------------------------------------------------------




                                       79

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                         PIMCO VIT EMERGING    PIMCO VIT GLOBAL BOND     PIMCO VIT HIGH YIELD
                                                      MARKETS BOND PORTFOLIO         PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   12           -            6           -          48           94
           Transfers between funds                              6           -            1           -          25           42
           Surrenders and terminations                          -           -            -           -        (14)         (11)
           Rescissions                                          -           -            -           -         (1)          (1)
           Bonus                                                -           -            -           -           2            4
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          18           -            7           -          60          128
                                                      --------------------------------------------------------------------------


                                                       PIMCO VIT REAL RETURN    PIMCO VIT STOCKSPLUS    PIMCO VIT TOTAL RETURN
                                                                                 GROWTH AND INCOME
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  194         340            1           2         126          178
           Transfers between funds                             10        (25)          (3)         (3)           9           30
           Surrenders and terminations                       (18)         (7)          (3)         (6)        (49)         (37)
           Rescissions                                        (8)         (1)            -           -         (1)          (4)
           Bonus                                               10          17            -           -           5            8
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         188         324          (5)         (7)          90          175
                                                      --------------------------------------------------------------------------


                                                          SELIGMAN GLOBAL       SELIGMAN SMALLER-CAP    SP STRATEGIC PARTNERS
                                                       TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO     FOCUSED GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            1          36          24           27
           Transfers between funds                              -           -          (5)          24           9            3
           Surrenders and terminations                          -           -          (3)         (4)         (2)         (10)
           Rescissions                                          -           -            -         (1)           -            -
           Bonus                                                -           -            -           2           -            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -          (7)          57          31           21
                                                      --------------------------------------------------------------------------




                                       80

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                          SP WILLIAM BLAIR        TEMPLETON GLOBAL       TEMPLETON DEVELOPING
                              INTERNATIONAL GROWTH
                                                             PORTFOLIO         ASSET ALLOCATION FUND   MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    1          25            -           -          82           92
           Transfers between funds                            (2)           7            -         (1)          75            2
           Surrenders and terminations                        (1)         (2)          (4)         (6)        (34)         (29)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           1            -           -           3            5
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (2)          31          (4)         (7)         126           70
                                                      --------------------------------------------------------------------------


                                                         TEMPLETON FOREIGN        TEMPLETON GLOBAL         TEMPLETON GROWTH
                                                          SECURITIES FUND     INCOME SECURITIES FUND       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   54          48            -           -          72          113
           Transfers between funds                           (35)         (8)          (1)         (1)        (39)           16
           Surrenders and terminations                       (91)        (93)         (11)        (19)        (79)         (99)
           Rescissions                                        (1)           -            -           -           -            -
           Bonus                                                2           2            -           -           2            4
           Other transactions                                   -         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (71)        (52)         (12)        (20)        (44)           34
                                                      --------------------------------------------------------------------------


                                                        USAZ AIM BASIC VALUE          USAZ AIM          USAZ DAVIS NY VENTURE
                                                                               INTERNATIONAL EQUITY
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  106         138           49          42         277           99
           Transfers between funds                              9          63            2          12          19           72
           Surrenders and terminations                        (7)         (6)          (2)         (1)        (21)         (11)
           Rescissions                                        (1)         (7)          (1)         (1)         (3)          (3)
           Bonus                                                4           5            2           2          11            4
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         111         193           50          54         283          161
                                                      --------------------------------------------------------------------------


                                       81

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                       USAZ DREYFUS FOUNDERS    USAZ DREYFUS PREMIER   USAZ FRANKLIN SMALL CAP
                                                        EQUITY GROWTH FUND     SMALL CAP VALUE FUND          VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   52          35           88          34         120           67
           Transfers between funds                              1          11            -           4          25           12
           Surrenders and terminations                       (12)        (10)          (3)           -         (4)          (1)
           Rescissions                                        (1)           -          (6)           -         (3)          (2)
           Bonus                                                3           1            2           1           4            3
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          43          37           81          39         142           79
                                                      --------------------------------------------------------------------------


                                                        USAZ FUSION BALANCED     USAZ FUSION GROWTH      USAZ FUSION MODERATE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  131           -          395           -         541            -
           Transfers between funds                             19           -           49           -          68            -
           Surrenders and terminations                          -           -          (1)           -        (37)            -
           Rescissions                                          -           -         (12)           -           -            -
           Bonus                                                7           -           17           -          18            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         157           -          448           -         590            -
                                                      --------------------------------------------------------------------------


                                                        USAZ JENNISON 20/20     USAZ JENNISON GROWTH    USAZ LEGG MASON GROWTH
                                                            FOCUS FUND                 FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   42           -           23           -          24           19
           Transfers between funds                             35           -            6           -          15            2
           Surrenders and terminations                        (1)           -          (1)           -         (2)            -
           Rescissions                                        (2)           -          (1)           -           -            -
           Bonus                                                2           -            1           -           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          76           -           28           -          38           22
                                                      --------------------------------------------------------------------------



                                       82

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                       USAZ LEGG MASON VALUE     USAZ MONEY MARKET       USAZ OCC RENAISSANCE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  195          73          847         953         103          171
           Transfers between funds                             58          10           91       (615)        (11)           22
           Surrenders and terminations                        (9)         (6)         (94)       (173)        (13)          (7)
           Rescissions                                        (4)           -         (70)        (18)         (2)          (2)
           Bonus                                                9           4           32          41           4            7
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         249          81          806         188          81          191
                                                      --------------------------------------------------------------------------


                                                        USAZ OCC VALUE FUND       USAZ OPPENHEIMER         USAZ OPPENHEIMER
                                                                                                        EMERGING TECHNOLOGIES
                                                                               EMERGING GROWTH FUND             FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  132         158           40          97          26           18
           Transfers between funds                            (4)          53            -          10         (2)           10
           Surrenders and terminations                       (17)        (12)          (2)         (2)         (5)          (4)
           Rescissions                                        (5)           -          (1)         (7)           -            -
           Bonus                                                5           7            2           5           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         111         206           39         103          20           25
                                                      --------------------------------------------------------------------------


                                                          USAZ OPPENHEIMER        USAZ OPPENHEIMER      USAZ OPPENHEIMER MAIN
                                                                               INTERNATIONAL GROWTH
                                                            GLOBAL FUND                FUND                  STREET FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  164         113           56          14         121          175
           Transfers between funds                             22          13           17          13          13           23
           Surrenders and terminations                        (5)           -          (3)         (1)         (8)            -
           Rescissions                                        (2)         (2)            -         (1)         (3)         (11)
           Bonus                                                8           6            2           1           5            8
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         187         130           72          26         128          195
                                                      --------------------------------------------------------------------------


                                       83

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                       USAZ SALOMON BROTHERS   USAZ SALOMON BROTHERS       USAZ VAN KAMPEN
                                                       LARGE CAP GROWTH FUND   SMALL CAP GROWTH FUND   AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  151         115           23           -          26           36
           Transfers between funds                             10          16            4           -           7           12
           Surrenders and terminations                       (13)         (2)          (1)           -        (10)          (5)
           Rescissions                                        (6)         (4)            -           -           -            -
           Bonus                                                5           5            1           -           1            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         147         130           27           -          24           45
                                                      --------------------------------------------------------------------------

                                                          USAZ VAN KAMPEN         USAZ VAN KAMPEN       USAZ VAN KAMPEN EQUITY
                                                           COMSTOCK FUND       EMERGING GROWTH FUND        AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  158         132           41          82          79           24
           Transfers between funds                              1          55          (1)          13           3            1
           Surrenders and terminations                       (21)         (6)          (8)         (4)         (3)            -
           Rescissions                                        (5)         (5)            -         (7)         (4)            -
           Bonus                                                7           6            1           5           4            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         140         182           33          89          79           26
                                                      --------------------------------------------------------------------------


                                                          USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN MID CAP
                                                       GLOBAL FRANCHISE FUND  GROWTH AND INCOME FUND         GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  124          50          101          81          56           72
           Transfers between funds                             18           2           40          14          39           17
           Surrenders and terminations                        (4)           -          (6)         (4)         (7)          (1)
           Rescissions                                        (5)         (1)          (2)         (1)         (6)          (1)
           Bonus                                                5           2            4           4           2            3
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         138          53          137          94          84           90
                                                      --------------------------------------------------------------------------


                                       84

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:


                                                           VAN KAMPEN LIT      VAN KAMPEN LIT GROWTH       TOTAL ALL FUNDS
                                 EMERGING GROWTH
                                                             PORTFOLIO         AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -       6,247        5,704
           Transfers between funds                              -           -            -           -         377          178
           Surrenders and terminations                          -           -            -           -     (1,859)      (1,960)
           Rescissions                                          -           -            -           -       (199)        (109)
           Bonus                                                -           -            -           -         248          254
           Other transactions                                   -           -            -           -         (3)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -            -           -       4,811        4,062
                                                      --------------------------------------------------------------------------


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    AIM V.I. CAPITAL APPRECIATION        AIM V.I. GROWTH FUND        AIM V.I. PREMIER EQUITY FUND
                                                FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               31          4      7.24          -          -          -       151         22       6.83
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 1
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 6
       Valuemark II                         -          -         -        536         95       5.65         -          -          -
       Valuemark IV                         -          -         -        110         20       5.61         -          -          -


                                                                   ALGER AMERICAN LEVERAGED ALLCAP   ALGER AMERICAN MIDCAP GROWTH
                                   ALGER AMERICAN GROWTH PORTFOLIO            PORTFOLIO                        PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                -          -         -          -          -          -        94          8      12.08
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 1
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 6
       Valuemark II                       376         47      8.08        257         33       7.79         -          -          -
       Valuemark IV                        97         12      8.03         56          7       7.75         -          -          -



                                       86

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                        ALGER AMERICAN SMALL
                                      CAPITALIZATION PORTFOLIO       DAVIS VA FINANCIAL PORTFOLIO   DAVIS VA REAL ESTATE PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                1          -      6.84        112          8      14.55        28          1      26.80
     Option 1
       USAllianz Advantage -                -          -         -          3          -      11.35         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          2          -      11.24         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -         11          1      11.24         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -         41          4      10.96         -          -          -
     Option 6
       USAllianz Advantage -                -          -         -        138         13      10.88         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -         45          4      10.83         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -              -          -         -        273         24      11.21         -          -          -
     Option 1
       USAllianz Opportunity -              -          -         -         74          7      11.10         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          4          -      11.10         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -         92          9      10.83         -          -          -
     Option 5
       USAllianz Opportunity -              -          -         -        442         41      10.75         -          -          -
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                         -          -         -          -          -          -         -          -          -


                                                                      DREYFUS IP SMALL CAP STOCK
                                      DAVIS VA VALUE PORTFOLIO             INDEX PORTFOLIO             DREYFUS STOCK INDEX FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              303         25     12.12        119          9      13.09       410         36      11.51
     Option 1
       USAllianz Advantage -                -          -         -         31          2      13.01        69          6      11.44
     Option 2
       USAllianz Advantage -                -          -         -         17          1      12.91        33          3      11.36
     Option 3
       USAllianz Advantage -               12          1     10.95         78          6      12.91       112         10      11.36
     Option 4
       USAllianz Advantage -                -          -         -          9          1      12.84         9          1      11.29
     Option 5
       USAllianz Advantage -                -          -         -        156         12      12.68        67          6      11.15
     Option 6
       USAllianz Advantage -                3          -     10.61        161         13      12.61       145         13      11.09
     Option 7
       USAllianz Charter II - NY            -          -         -          5          -      12.96        24          2      11.40
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         6          1      11.31
     - Option 2
       USAllianz Charter II - NY            -          -         -          5          -      12.87         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -         58          5      12.63        20          2      11.11
     - Option 5
       USAllianz Charter II - NY            -          -         -        125         10      12.56       421         38      11.05
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -        14          -      23.20
       USAllianz Opportunity -            358         33     10.93        635         49      12.89       973         86      11.34
     Option 1
       USAllianz Opportunity -            550         51     10.82        143         11      12.80       473         42      11.25
     Option 2
       USAllianz Opportunity -              -          -         -         34          3      12.80       117         10      11.25
     Option 3
       USAllianz Opportunity -              -          -         -         64          5      12.73       174         16      11.19
     Option 4
       USAllianz Opportunity -             19          2     10.55        274         22      12.56       161         15      11.05
     Option 5
       USAllianz Opportunity -             65          6     10.48      1,155         94      12.49     1,423        127      10.99
     Option 6
       Valuemark II                         -          -         -          -          -          -       685         59      11.65
       Valuemark IV                        20          2     12.12          3          -      13.09       273         24      11.61



                                       87

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      FRANKLIN GLOBAL COMMUNICATIONS   FRANKLIN GROWTH AND INCOME
                                           SECURITIES FUND                 SECURITIES FUND             FRANKLIN HIGH INCOME FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               99          5     20.54        605         18      32.97       406         18      22.89
     Option 1
       USAllianz Advantage -                1          -     19.98        118          4      32.11       652         29      22.29
     Option 2
       USAllianz Advantage -                3          -     19.32          4          -      31.05         8          -      21.55
     Option 3
       USAllianz Advantage -                -          -         -         31          1      31.05       114          5      21.55
     Option 4
       USAllianz Advantage -                -          -         -          9          -      30.27         -          -          -
     Option 5
       USAllianz Advantage -                9          1     17.77         20          1      28.55        32          2      19.82
     Option 6
       USAllianz Advantage -              132          8     17.33        148          5      27.84       154          8      19.33
     Option 7
       USAllianz Charter II - NY            6          -     19.65          3          -      31.57       137          6      21.92
     - Option 1
       USAllianz Charter II - NY           10          1     19.00          -          -          -        17          1      21.19
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         4          -      21.19
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -         61          2      28.07        20          1      19.49
     - Option 5
       USAllianz Charter II - NY            6          -     17.04        104          4      27.38        98          5      19.00
     - Option 6
       Deferred Variable Annuities         53          -     42.05        268          -      67.61        10          -      46.90
       USAllianz Opportunity -             66          3     19.16        492         16      30.90       419         20      21.37
     Option 1
       USAllianz Opportunity -             58          3     18.53        418         14      29.77       154          7      20.67
     Option 2
       USAllianz Opportunity -             15          1     18.53         77          3      29.77        19          1      20.67
     Option 3
       USAllianz Opportunity -              -          -         -          6          -      29.03        45          2      20.15
     Option 4
       USAllianz Opportunity -             78          5     17.04        237          9      27.38       190         10      19.00
     Option 5
       USAllianz Opportunity -            175         11     16.61      1,050         39      26.70     1,026         55      18.53
     Option 6
       Valuemark II                    11,548        543     21.21     31,202        916      34.04     5,771        245      23.66
       Valuemark IV                       516         25     20.91        891         27      33.53       497         21      23.30


                                                                      FRANKLIN LARGE CAP GROWTH
                                   FRANKLIN INCOME SECURITIES FUND         SECURITIES FUND            FRANKLIN MONEY MARKET FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -            1,637         41     40.03        226         12      18.25         -          -          -
     Option 1
       USAllianz Advantage -            1,590         41     38.98         55          3      17.97         -          -          -
     Option 2
       USAllianz Advantage -              178          5     37.69          2          -      17.62         -          -          -
     Option 3
       USAllianz Advantage -               77          2     37.69         17          1      17.62         -          -          -
     Option 4
       USAllianz Advantage -                9          -     36.76         16          1      17.37         -          -          -
     Option 5
       USAllianz Advantage -              123          4     34.66        183         11      16.79         -          -          -
     Option 6
       USAllianz Advantage -              391         12     33.80        200         12      16.55         -          -          -
     Option 7
       USAllianz Charter II - NY          143          4     38.33         18          1      17.79         -          -          -
     - Option 1
       USAllianz Charter II - NY           44          1     37.07          9          -      17.45         -          -          -
     - Option 2
       USAllianz Charter II - NY            3          -     37.07          6          -      17.45         -          -          -
     - Option 3
       USAllianz Charter II - NY           44          1     36.15          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           73          2     34.08         60          4      16.63         -          -          -
     - Option 5
       USAllianz Charter II - NY          832         25     33.24        190         12      16.39         -          -          -
     - Option 6
       Deferred Variable Annuities        384          -     82.02         15          -      37.14         -          -          -
       USAllianz Opportunity -          1,625         43     37.38        974         56      17.54         -          -          -
     Option 1
       USAllianz Opportunity -            825         23     36.15        322         19      17.20         -          -          -
     Option 2
       USAllianz Opportunity -            240          7     36.15         97          6      17.20         -          -          -
     Option 3
       USAllianz Opportunity -            133          4     35.25         83          5      16.95         -          -          -
     Option 4
       USAllianz Opportunity -            593         18     33.24        253         15      16.39         -          -          -
     Option 5
       USAllianz Opportunity -          3,239        100     32.41        806         50      16.15         -          -          -
     Option 6
       Valuemark II                    27,474        663     41.37      7,475        399      18.74     5,801        366      15.83
       Valuemark IV                       926         23     40.74      1,030         55      18.58        89          6      15.59


                                       88

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                      FRANKLIN RISING DIVIDENDS        FRANKLIN SMALL CAP VALUE
                                      FRANKLIN REAL ESTATE FUND            SECURITIES FUND                  SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              753         13     56.85      1,998         61      32.91       335         21      16.17
     Option 1
       USAllianz Advantage -               50          1     55.34      1,361         42      32.34        27          2      15.97
     Option 2
       USAllianz Advantage -              105          2     53.51         62          2      31.45        51          3      15.73
     Option 3
       USAllianz Advantage -               48          1     53.51          3          -      31.45         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -              295          6     49.21        517         18      29.33        36          2      15.14
     Option 6
       USAllianz Advantage -              331          7     47.99        524         18      28.72        88          6      14.97
     Option 7
       USAllianz Charter II - NY           11          -     54.42         43          1      31.89         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -         13          -      31.01        14          1      15.61
     - Option 2
       USAllianz Charter II - NY            6          -     52.62          3          -      31.01         3          -      15.61
     - Option 3
       USAllianz Charter II - NY           17          -     51.32          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           42          1     48.39         41          1      28.92        13          1      15.02
     - Option 5
       USAllianz Charter II - NY          167          4     47.19        309         11      28.32        54          4      14.85
     - Option 6
       Deferred Variable Annuities         76          -    116.43        176          -      67.40         -          -          -
       USAllianz Opportunity -          1,036         20     53.07      1,685         54      31.23       234         15      15.67
     Option 1
       USAllianz Opportunity -            641         12     51.32        691         23      30.37       210         14      15.43
     Option 2
       USAllianz Opportunity -            112          2     51.32         35          1      30.37        39          3      15.43
     Option 3
       USAllianz Opportunity -             93          2     50.04        120          4      29.74         6          -      15.26
     Option 4
       USAllianz Opportunity -            350          7     47.19        738         26      28.32        82          6      14.85
     Option 5
       USAllianz Opportunity -          2,071         45     46.01      2,684         97      27.74       986         67      14.68
     Option 6
       Valuemark II                     9,298        159     58.72     23,904        705      33.96     1,296         77      16.57
       Valuemark IV                       143          2     57.83      1,684         50      33.53       673         41      16.46


                                    FRANKLIN SMALL-MID CAP GROWTH
                                           SECURITIES FUND          FRANKLIN U.S. GOVERNMENT FUND   FRANKLIN ZERO COUPON FUND 2010
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              400         19     21.27      1,984         83      23.88       620         17      36.30
     Option 1
       USAllianz Advantage -               10          -     21.00        660         28      23.25        15          -      35.34
     Option 2
       USAllianz Advantage -                4          -     20.58         46          2      22.48         2          -      34.17
     Option 3
       USAllianz Advantage -               14          1     20.58          6          -      22.48         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          9          -      21.92         -          -          -
     Option 5
       USAllianz Advantage -              107          5     19.56        127          6      20.67       168          5      31.42
     Option 6
       USAllianz Advantage -               73          4     19.26         98          5      20.16         3          -      30.64
     Option 7
       USAllianz Charter II - NY           21          1     20.79         81          4      22.86         2          -      34.75
     - Option 1
       USAllianz Charter II - NY            -          -         -         59          3      22.11         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -         15          1      22.11         5          -      33.60
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            9          -     19.36         19          1      20.33         -          -          -
     - Option 5
       USAllianz Charter II - NY           67          4     19.07        132          7      19.82        25          1      30.13
     - Option 6
       Deferred Variable Annuities         79          -     43.37         12          -      48.97         -          -          -
       USAllianz Opportunity -            252         12     20.47      2,467        110      22.36       382         11      33.89
     Option 1
       USAllianz Opportunity -            180          9     20.06        913         42      21.56        57          2      32.77
     Option 2
       USAllianz Opportunity -             33          2     20.06         48          2      21.56         8          -      32.77
     Option 3
       USAllianz Opportunity -              6          -     19.76         85          4      21.02         -          -          -
     Option 4
       USAllianz Opportunity -            173          9     19.07        618         31      19.82       438         15      30.13
     Option 5
       USAllianz Opportunity -            928         49     18.78      1,373         71      19.33       249          8      29.38
     Option 6
       Valuemark II                     6,410        295     21.84     20,952        850      24.67     2,519         69      36.85
       Valuemark IV                       742         34     21.65        768         32      24.30       100          3      36.30


                                       89

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      J.P. MORGAN INTERNATIONAL           J.P. MORGAN U.S.
                                                                           LARGE CAP CORE
                                          EQUITY PORTFOLIO                 EQUITY PORTFOLIO         JENNISON 20/20 FOCUS PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               10          1      9.40         13          2       8.13       204         14      14.11
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -        21          2      14.03
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -        71          5      13.93
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -        14          1      13.93
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -       125          9      13.67
     Option 6
       USAllianz Advantage -                -          -         -          -          -          -        28          2      13.60
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -        10          1      13.87
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -          -          -          -       198         15      13.55
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -              -          -         -          -          -          -       181         13      13.90
     Option 1
       USAllianz Opportunity -              -          -         -          -          -          -       101          7      13.80
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -          -          -          -       110          8      13.55
     Option 5
       USAllianz Opportunity -              -          -         -          -          -          -       410         30      13.47
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                         -          -         -          -          -          -         -          -          -


                                     MUTUAL DISCOVERY SECURITIES                                     OPPENHEIMER GLOBAL SECURITIES
                                                FUND                MUTUAL SHARES SECURITIES FUND               FUND/VA
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              209          9     22.06        330         16      20.14       381         30      12.84
     Option 1
       USAllianz Advantage -               50          2     21.80        134          7      19.83        30          2      12.28
     Option 2
       USAllianz Advantage -               72          3     21.41         59          3      19.47        12          1      12.16
     Option 3
       USAllianz Advantage -               25          1     21.41          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          9          -      19.21         -          -          -
     Option 5
       USAllianz Advantage -              131          6     20.45         56          3      18.60         -          -          -
     Option 6
       USAllianz Advantage -              254         13     20.17        475         26      18.35         4          -      11.78
     Option 7
       USAllianz Charter II - NY           34          2     21.61         29          1      19.65         -          -          -
     - Option 1
       USAllianz Charter II - NY           44          2     21.21         66          3      19.30         -          -          -
     - Option 2
       USAllianz Charter II - NY            3          -     21.21          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           34          2     20.27        133          7      18.43         -          -          -
     - Option 5
       USAllianz Charter II - NY          594         30     19.99        432         24      18.18         -          -          -
     - Option 6
       Deferred Variable Annuities         32          -     44.91         37          -      40.87         -          -          -
       USAllianz Opportunity -            852         40     21.31      1,760         91      19.38       857         71      12.13
     Option 1
       USAllianz Opportunity -            770         37     20.93        547         29      19.03       481         40      12.01
     Option 2
       USAllianz Opportunity -             56          3     20.93         55          3      19.03        23          2      12.01
     Option 3
       USAllianz Opportunity -            203         10     20.64        256         14      18.77         -          -          -
     Option 4
       USAllianz Opportunity -            281         14     19.99        328         18      18.18       221         19      11.72
     Option 5
       USAllianz Opportunity -          1,437         73     19.72      2,639        147      17.93       591         51      11.63
     Option 6
       Valuemark II                     6,702        296     22.62     10,686        519      20.60         -          -          -
       Valuemark IV                       877         39     22.43       1403         69      20.43        51          4      12.84



                                       90

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                   OPPENHEIMER HIGH INCOME FUND/VA OPPENHEIMER MAIN STREET FUND/VA   PIMCO VIT ALL ASSET PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              215         18     12.16        512         55       9.37       185         15      12.42
     Option 1
       USAllianz Advantage -                4          -     11.95          1          -       9.73         8          1      12.39
     Option 2
       USAllianz Advantage -               23          2     11.84          2          -       9.64         7          1      12.35
     Option 3
       USAllianz Advantage -                -          -         -         77          8       9.64         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          8          1       9.56         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -        60          5      12.25
     Option 6
       USAllianz Advantage -                -          -         -        174         19       9.33       145         12      12.22
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -        87          7      12.37
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -        18          1      12.33
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -        45          4      12.30
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -        22          2      12.23
     - Option 5
       USAllianz Charter II - NY            -          -         -          -          -          -        80          7      12.20
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -          1,152         97     11.81        988        103       9.61       320         26      12.34
     Option 1
       USAllianz Opportunity -            709         61     11.69        809         85       9.52       132         11      12.30
     Option 2
       USAllianz Opportunity -              9          1     11.69          7          1       9.52         3          -      12.30
     Option 3
       USAllianz Opportunity -             10          1     11.60         12          1       9.45        48          4      12.27
     Option 4
       USAllianz Opportunity -             33          3     11.40        141         15       9.28       211         17      12.20
     Option 5
       USAllianz Opportunity -             49          4     11.32        517         56       9.22     1,689        137      12.17
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                         6          1     12.16          -          -          -         -          -          -


                                                                   PIMCO VIT EMERGING MARKETS BOND
                                    PIMCO VIT COMMODITY PORTFOLIO             PORTFOLIO             PIMCO VIT GLOBAL BOND PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              105          9     11.03          7          1      10.92         -          -          -
     Option 1
       USAllianz Advantage -               14          1     11.02          -          -          -         7          1       9.33
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               14          1     10.97          1          -      10.86         3          -       9.29
     Option 6
       USAllianz Advantage -               46          4     10.96         30          3      10.85         -          -          -
     Option 7
       USAllianz Charter II - NY            8          1     11.01         38          4      10.90         6          1       9.33
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            6          1     10.96          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            5          -     10.95          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            241         23     11.00         39          4      10.89         -          -          -
     Option 1
       USAllianz Opportunity -             41          4     10.98          -          -          -         -          -          -
     Option 2
       USAllianz Opportunity -              4          -     10.98          8          1      10.88        23          2       9.31
     Option 3
       USAllianz Opportunity -              3          -     10.97          -          -          -         6          1       9.30
     Option 4
       USAllianz Opportunity -            159         15     10.95         16          1      10.84         -          -          -
     Option 5
       USAllianz Opportunity -            177         16     10.94         59          4      10.83        18          2       9.26
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                         -          -         -          -          -          -         -          -          -



                                       91

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                      PIMCO VIT STOCKSPLUS GROWTH
                                   PIMCO VIT HIGH YIELD PORTFOLIO  PIMCO VIT REAL RETURN PORTFOLIO       AND INCOME PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              437         35     12.47        191         17      11.34       103         11       9.27
     Option 1
       USAllianz Advantage -               27          2     12.69        120         11      11.30         -          -          -
     Option 2
       USAllianz Advantage -               26          2     12.57        108         10      11.24         -          -          -
     Option 3
       USAllianz Advantage -              121         10     12.57         26          2      11.24         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -              143         12     12.26         55          5      11.09         -          -          -
     Option 6
       USAllianz Advantage -              125         10     12.17        358         32      11.04         -          -          -
     Option 7
       USAllianz Charter II - NY           13          1     12.63         95          9      11.22         -          -          -
     - Option 1
       USAllianz Charter II - NY           11          1     12.50         33          3      11.16         -          -          -
     - Option 2
       USAllianz Charter II - NY            9          1     12.50          8          1      11.16         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -        107         10      11.11         -          -          -
     - Option 4
       USAllianz Charter II - NY            7          1     12.20         72          7      11.01         -          -          -
     - Option 5
       USAllianz Charter II - NY           76          6     12.11        119         11      10.97         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            462         37     12.53      1,481        132      11.22        13          1       9.52
     Option 1
       USAllianz Opportunity -            520         42     12.41        417         37      11.16         -          -          -
     Option 2
       USAllianz Opportunity -             34          3     12.41         20          2      11.16         -          -          -
     Option 3
       USAllianz Opportunity -             43          4     12.32        126         11      11.12         -          -          -
     Option 4
       USAllianz Opportunity -            219         18     12.11        432         39      11.01        24          3       9.20
     Option 5
       USAllianz Opportunity -          1,003         82     12.02      2,540        230      10.97         -          -          -
     Option 6
       Valuemark II                       242         19     12.88          -          -          -       176         18       9.69
       Valuemark IV                         -          -         -         11          1      11.34         -          -          -


                                       PIMCO VIT TOTAL RETURN         SELIGMAN GLOBAL TECHNOLOGY      SELIGMAN SMALLER-CAP VALUE
                                              PORTFOLIO                       PORTFOLIO                        PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -            1,413        107     13.21          8          1       5.81       171          7      22.89
     Option 1
       USAllianz Advantage -              103          8     12.29          -          -          -        22          1      16.47
     Option 2
       USAllianz Advantage -               46          4     12.17          -          -          -        20          1      16.31
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               97          8     11.87          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -              313         27     11.78          -          -          -        15          1      15.79
     Option 7
       USAllianz Charter II - NY          165         14     12.23          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY           40          3     12.11          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY           32          3     12.11          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            9          1     11.81          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY           52          4     11.72          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -          1,422        117     12.14          -          -          -       740         47      16.27
     Option 1
       USAllianz Opportunity -            933         78     12.02          -          -          -       380         24      16.10
     Option 2
       USAllianz Opportunity -             38          3     12.02          -          -          -         7          -      16.10
     Option 3
       USAllianz Opportunity -             74          6     11.93          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -            491         42     11.72          -          -          -        43          3      15.71
     Option 5
       USAllianz Opportunity -          1,381        119     11.64          -          -          -       348         22      15.60
     Option 6
       Valuemark II                     1,619        129     12.45          -          -          -         -          -          -
       Valuemark IV                        64          5     13.21          -          -          -         -          -          -



                                       92

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    SP STRATEGIC PARTNERS FOCUSED   SP WILLIAM BLAIR INTERNATIONAL      TEMPLETON GLOBAL ASSET
                                          GROWTH PORTFOLIO                 GROWTH PORTFOLIO                 ALLOCATION FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                5          1      7.33         18          3       7.28         -          -          -
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -              133         19      7.02          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -               15          2      6.97          -          -          -         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            9          1      7.16          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            7          1      6.98          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY           18          3      6.93          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            122         17      7.18        220         30       7.14         -          -          -
     Option 1
       USAllianz Opportunity -             28          4      7.11         43          6       7.06         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -             14          2      6.93          4          1       6.89         -          -          -
     Option 5
       USAllianz Opportunity -            129         19      6.88         55          8       6.84         -          -          -
     Option 6
       Valuemark II                        83         11      7.36         27          4       7.32       779         43      18.04
       Valuemark IV                         -          -         -          -          -          -        37          2      17.87


                                    TEMPLETON DEVELOPING MARKETS     TEMPLETON FOREIGN SECURITIES       TEMPLETON GLOBAL INCOME
                                           SECURITIES FUND                       FUND                       SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              129          7     17.35        293         13      23.37         -          -          -
     Option 1
       USAllianz Advantage -               31          2     17.09         37          2      22.81         -          -          -
     Option 2
       USAllianz Advantage -                3          -     16.69         46          2      22.18         -          -          -
     Option 3
       USAllianz Advantage -              151          9     16.69          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -              157         10     15.74        293         14      20.69         -          -          -
     Option 6
       USAllianz Advantage -              338         22     15.46         57          3      20.26         -          -          -
     Option 7
       USAllianz Charter II - NY           29          2     16.89         12          1      22.50         -          -          -
     - Option 1
       USAllianz Charter II - NY           42          3     16.50         12          1      21.88         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           58          4     15.55          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY          140          9     15.28         60          3      19.98         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -         62          -      47.69        10          -      54.37
       USAllianz Opportunity -            812         49     16.59        217         10      22.03         -          -          -
     Option 1
       USAllianz Opportunity -             53          3     16.21        141          7      21.42         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -         29          1      21.42         -          -          -
     Option 3
       USAllianz Opportunity -              3          -     15.92         13          1      20.98         -          -          -
     Option 4
       USAllianz Opportunity -            506         33     15.28        411         21      19.98         -          -          -
     Option 5
       USAllianz Opportunity -          1,844        123     15.01      1,319         67      19.57         -          -          -
     Option 6
       Valuemark II                     3,336        187     17.81     15,831        655      24.08     3,433        126      27.24
       Valuemark IV                       282         16     17.62        304         13      23.78       183          7      26.83



                                       93

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     TEMPLETON GROWTH SECURITIES                                     USAZ AIM INTERNATIONAL EQUITY
                                                FUND                  USAZ AIM BASIC VALUE FUND                  FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              755         31     24.08        107         10      11.22        53          4      13.96
     Option 1
       USAllianz Advantage -              378         16     23.68         49          4      11.16         9          1      13.88
     Option 2
       USAllianz Advantage -                6          -     23.13         32          3      11.08         -          -          -
     Option 3
       USAllianz Advantage -                8          -     23.13        154         14      11.08         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -        10          1      13.70
     Option 5
       USAllianz Advantage -              160          7     21.80        232         21      10.87       111          8      13.53
     Option 6
       USAllianz Advantage -              329         15     21.42        110         10      10.81        43          3      13.45
     Option 7
       USAllianz Charter II - NY           30          1     23.40         28          3      11.12        21          2      13.83
     - Option 1
       USAllianz Charter II - NY           22          1     22.86          3          -      11.04         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           75          3     21.54          5          -      10.83        69          5      13.48
     - Option 5
       USAllianz Charter II - NY          305         14     21.17        409         38      10.78       106          8      13.40
     - Option 6
       Deferred Variable Annuities         37          -     49.13          -          -          -         -          -          -
       USAllianz Opportunity -            527         23     22.99      1,063         96      11.06       172         13      13.75
     Option 1
       USAllianz Opportunity -             75          3     22.45        494         45      10.97        97          7      13.65
     Option 2
       USAllianz Opportunity -              4          -     22.45         11          1      10.97         -          -          -
     Option 3
       USAllianz Opportunity -            128          6     22.06         31          3      10.91        12          1      13.57
     Option 4
       USAllianz Opportunity -            139          7     21.17        260         24      10.78       218         16      13.40
     Option 5
       USAllianz Opportunity -          2,066         99     20.80      1,183        111      10.72       587         43      13.33
     Option 6
       Valuemark II                    10,972        446     24.76          -          -          -         -          -          -
       Valuemark IV                     1,103         45     24.50          -          -          -         -          -          -


                                                                     USAZ DREYFUS FOUNDERS EQUITY   USAZ DREYFUS PREMIER SMALL CAP
                                     USAZ DAVIS NY VENTURE FUND              GROWTH FUND                      VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              267         23     11.71        128         13       9.62        14          1      12.28
     Option 1
       USAllianz Advantage -               55          5     11.63          -          -          -        17          1      12.24
     Option 2
       USAllianz Advantage -                3          -     11.53          -          -          -         6          -      12.20
     Option 3
       USAllianz Advantage -               53          5     11.53          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         9          1      12.17
     Option 5
       USAllianz Advantage -              411         36     11.29         13          1       9.28       368         30      12.10
     Option 6
       USAllianz Advantage -              448         40     11.22         43          5       9.22       162         13      12.07
     Option 7
       USAllianz Charter II - NY           63          5     11.58          1          -       9.51        13          1      12.22
     - Option 1
       USAllianz Charter II - NY           50          4     11.48         11          1       9.43         7          1      12.18
     - Option 2
       USAllianz Charter II - NY           26          2     11.48          5          -       9.43         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           46          4     11.25         22          2       9.24        33          3      12.08
     - Option 5
       USAllianz Charter II - NY          272         24     11.18         55          6       9.18        88          7      12.05
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            367         32     11.51        213         23       9.45         8          1      12.19
     Option 1
       USAllianz Opportunity -            221         19     11.41        165         18       9.37        42          3      12.15
     Option 2
       USAllianz Opportunity -             68          6     11.41          -          -          -         5          -      12.15
     Option 3
       USAllianz Opportunity -             61          5     11.34          6          1       9.32        12          1      12.12
     Option 4
       USAllianz Opportunity -            289         26     11.18        159         17       9.18        27          2      12.05
     Option 5
       USAllianz Opportunity -          2,654        241     11.11        461         51       9.12       633         55      12.02
     Option 6
       Valuemark II                       754         64     11.75        161         17       9.65         -          -          -
       Valuemark IV                        25          2     11.71          -          -          -         -          -          -


                                       94

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    USAZ FRANKLIN SMALL CAP VALUE
                                                FUND                  USAZ FUSION BALANCED FUND         USAZ FUSION GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              140          9     16.25          -          -          -        46          4      11.10
     Option 1
       USAllianz Advantage -               40          2     16.18          6          1      10.61        17          2      11.09
     Option 2
       USAllianz Advantage -               20          1     16.10         14          1      10.60         -          -          -
     Option 3
       USAllianz Advantage -               12          1     16.10         38          4      10.60        26          2      11.07
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -              382         24     15.88        100          9      10.56       189         17      11.03
     Option 6
       USAllianz Advantage -              169         11     15.82         59          6      10.55       240         22      11.02
     Option 7
       USAllianz Charter II - NY           73          5     16.14          4          -      10.60         -          -          -
     - Option 1
       USAllianz Charter II - NY            6          -     16.06          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            3          -     16.06          8          1      10.59        20          2      11.06
     - Option 3
       USAllianz Charter II - NY           23          1     15.99          -          -          -        35          3      11.05
     - Option 4
       USAllianz Charter II - NY          105          7     15.84         11          1      10.55        35          3      11.03
     - Option 5
       USAllianz Charter II - NY          214         14     15.78          -          -          -       643         58      11.02
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            501         31     16.08         16          2      10.59       226         20      11.07
     Option 1
       USAllianz Opportunity -            158         10     15.99         45          4      10.58       272         25      11.05
     Option 2
       USAllianz Opportunity -             62          4     15.99         12          1      10.58        53          5      11.05
     Option 3
       USAllianz Opportunity -             47          3     15.93          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -            425         27     15.78        123         12      10.54       375         34      11.02
     Option 5
       USAllianz Opportunity -          1,446         92     15.72      1,222        115      10.53     2,764        251      11.00
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                         5          -     16.25          -          -          -         -          -          -


                                      USAZ FUSION MODERATE FUND     USAZ JENNISON 20/20 FOCUS FUND     USAZ JENNISON GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                -          -         -         71          6      12.24         9          1      11.96
     Option 1
       USAllianz Advantage -               58          5     10.79          7          1      12.23         -          -          -
     Option 2
       USAllianz Advantage -              229         21     10.78          5          -      12.21         1          -      11.93
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -              253         24     10.74         46          4      12.17        23          2      11.89
     Option 6
       USAllianz Advantage -            1,498        140     10.73         24          2      12.16        14          1      11.88
     Option 7
       USAllianz Charter II - NY            7          1     10.78          -          -          -        12          1      11.94
     - Option 1
       USAllianz Charter II - NY           59          6     10.77          7          1      12.20         -          -          -
     - Option 2
       USAllianz Charter II - NY          108         10     10.77          3          -      12.20         3          -      11.92
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY          384         36     10.73         15          1      12.16         -          -          -
     - Option 5
       USAllianz Charter II - NY          324         30     10.72         15          1      12.15       109          9      11.87
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            492         46     10.77         30          2      12.20        34          3      11.93
     Option 1
       USAllianz Opportunity -            171         16     10.76         32          3      12.19        19          2      11.91
     Option 2
       USAllianz Opportunity -             93          9     10.76          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -            625         58     10.72        206         17      12.15        38          3      11.87
     Option 5
       USAllianz Opportunity -          2,033        188     10.71        465         38      12.14        69          6      11.86
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                         -          -         -          -          -          -         -          -          -



                                       95

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     USAZ LEGG MASON GROWTH FUND      USAZ LEGG MASON VALUE FUND        USAZ MONEY MARKET FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               60          5     11.82        128         11      11.94       624         60      10.40
     Option 1
       USAllianz Advantage -                -          -         -         20          2      11.86       315         32       9.91
     Option 2
       USAllianz Advantage -                1          -     11.66         48          4      11.76         9          1       9.82
     Option 3
       USAllianz Advantage -                -          -         -         13          1      11.76         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         7          1       9.74
     Option 5
       USAllianz Advantage -               40          4     11.45        153         13      11.52       308         32       9.58
     Option 6
       USAllianz Advantage -              111         10     11.39        163         14      11.44       521         55       9.51
     Option 7
       USAllianz Charter II - NY            -          -         -         33          3      11.81        51          5       9.86
     - Option 1
       USAllianz Charter II - NY            -          -         -         14          1      11.71         -          -          -
     - Option 2
       USAllianz Charter II - NY            5          -     11.62          -          -          -        25          3       9.77
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            9          1     11.41         65          6      11.47        29          3       9.53
     - Option 5
       USAllianz Charter II - NY           45          4     11.35        160         14      11.40       126         13       9.46
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -        71          -      10.45
       USAllianz Opportunity -             42          4     11.64        709         60      11.73     3,191        326       9.79
     Option 1
       USAllianz Opportunity -             13          1     11.56        225         19      11.64       169         17       9.70
     Option 2
       USAllianz Opportunity -              -          -         -         17          1      11.64       101         10       9.70
     Option 3
       USAllianz Opportunity -             16          1     11.49          8          1      11.56     1,057        110       9.62
     Option 4
       USAllianz Opportunity -            123         11     11.35        258         23      11.40       815         86       9.46
     Option 5
       USAllianz Opportunity -            296         26     11.28      1,906        168      11.33     2,477        264       9.39
     Option 6
       Valuemark II                         -          -         -        355         30      11.98     3,479        347      10.04
       Valuemark IV                         -          -         -          9          1      11.94     1,252        120      10.40


                                                                                                       USAZ OPPENHEIMER EMERGING
                                      USAZ OCC RENAISSANCE FUND          USAZ OCC VALUE FUND                  GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              414         30     13.64        385         29      13.44        94          7      14.05
     Option 1
       USAllianz Advantage -               36          3     13.55         55          4      13.35        15          1      13.97
     Option 2
       USAllianz Advantage -               30          2     13.43         42          3      13.24        10          1      13.87
     Option 3
       USAllianz Advantage -               91          7     13.43         10          1      13.24         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               55          4     13.16        291         22      12.97       116          9      13.62
     Option 6
       USAllianz Advantage -              220         17     13.07        173         13      12.89       213         16      13.54
     Option 7
       USAllianz Charter II - NY           28          2     13.49          7          1      13.30         9          1      13.92
     - Option 1
       USAllianz Charter II - NY            6          -     13.38          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY           12          1     13.38          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY           35          3     13.29          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY          124          9     13.10         30          2      12.91         2          -      13.57
     - Option 5
       USAllianz Charter II - NY          311         24     13.02        160         12      12.83        36          3      13.49
     - Option 6
       Deferred Variable Annuities          -          -         -          6          -      13.49         -          -          -
       USAllianz Opportunity -            767         57     13.41      1,001         76      13.21       220         16      13.84
     Option 1
       USAllianz Opportunity -            206         16     13.29        183         14      13.10       145         11      13.74
     Option 2
       USAllianz Opportunity -             58          4     13.29         18          1      13.10        45          3      13.74
     Option 3
       USAllianz Opportunity -             41          3     13.21         52          4      13.02        26          2      13.67
     Option 4
       USAllianz Opportunity -            458         35     13.02        432         34      12.83       176         13      13.49
     Option 5
       USAllianz Opportunity -          1,989        155     12.94      1,987        157      12.75     1,006         73      13.42
     Option 6
       Valuemark II                       248         18     13.69        433         32      13.49         -          -          -
       Valuemark IV                         -          -         -          -          -          -         -          -          -



                                       96

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      USAZ OPPENHEIMER EMERGING                                     USAZ OPPENHEIMER INTERNATIONAL
                                          TECHNOLOGIES FUND          USAZ OPPENHEIMER GLOBAL FUND             GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               12          1      8.15         11          1      12.72        22          2      14.50
     Option 1
       USAllianz Advantage -                1          -      8.10         21          2      12.69        15          1      14.41
     Option 2
       USAllianz Advantage -                -          -         -         27          2      12.65         3          -      14.29
     Option 3
       USAllianz Advantage -                -          -         -         13          1      12.65         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               17          2      7.86        117          9      12.54       151         11      13.99
     Option 6
       USAllianz Advantage -               35          4      7.81        223         18      12.51        78          6      13.91
     Option 7
       USAllianz Charter II - NY            -          -         -         30          2      12.67         -          -          -
     - Option 1
       USAllianz Charter II - NY           23          3      8.00          2          -      12.62        16          1      14.23
     - Option 2
       USAllianz Charter II - NY            -          -         -          5          -      12.62         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -         60          5      12.52         6          -      13.94
     - Option 5
       USAllianz Charter II - NY           13          2      7.78        171         14      12.49        47          3      13.85
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            231         29      8.01        275         22      12.63       116          8      14.26
     Option 1
       USAllianz Opportunity -             47          6      7.95         46          4      12.59        62          4      14.14
     Option 2
       USAllianz Opportunity -              -          -         -         76          6      12.59        10          1      14.14
     Option 3
       USAllianz Opportunity -              7          1      7.90         73          6      12.56        20          1      14.05
     Option 4
       USAllianz Opportunity -             66          8      7.78        599         48      12.49        75          5      13.85
     Option 5
       USAllianz Opportunity -            216         28      7.73      2,207        177      12.46       735         55      13.76
     Option 6
       Valuemark II                       111         14      8.18          -          -          -        64          4      14.56
       Valuemark IV                         -          -         -          -          -          -         -          -          -


                                    USAZ OPPENHEIMER MAIN STREET   USAZ SALOMON BROTHERS LARGE CAP    USAZ SALOMON BROTHERS SMALL
                                                FUND                         GROWTH FUND                    CAP GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               15          1     11.17         25          2      10.91         -          -          -
     Option 1
       USAllianz Advantage -                4          -     11.14         25          2      10.85         -          -          -
     Option 2
       USAllianz Advantage -               15          1     11.10         24          2      10.77         -          -          -
     Option 3
       USAllianz Advantage -              204         18     11.10         10          1      10.77         -          -          -
     Option 4
       USAllianz Advantage -                9          1     11.08          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -              135         12     11.01        525         50      10.57         -          -          -
     Option 6
       USAllianz Advantage -              216         20     10.98        316         30      10.51        37          3      11.04
     Option 7
       USAllianz Charter II - NY            7          1     11.12        118         11      10.81         6          1      11.10
     - Option 1
       USAllianz Charter II - NY           19          2     11.09          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            9          1     11.09          3          -      10.73         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           52          5     10.99          7          1      10.53         -          -          -
     - Option 5
       USAllianz Charter II - NY          124         11     10.97         62          6      10.48        17          2      11.04
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            255         23     11.09        513         48      10.75        46          4      11.09
     Option 1
       USAllianz Opportunity -             35          3     11.06        243         23      10.67         -          -          -
     Option 2
       USAllianz Opportunity -            100          9     11.06         59          6      10.67         3          -      11.07
     Option 3
       USAllianz Opportunity -             97          9     11.03         20          2      10.61         -          -          -
     Option 4
       USAllianz Opportunity -            522         48     10.97        275         26      10.48        15          1      11.04
     Option 5
       USAllianz Opportunity -          1,708        156     10.94      1,033         99      10.42       175         16      11.02
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                        26          2     11.17          2          -      10.91         -          -          -



                                       97

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     USAZ VAN KAMPEN AGGRESSIVE                                        USAZ VAN KAMPEN EMERGING
                                             GROWTH FUND            USAZ VAN KAMPEN COMSTOCK FUND             GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              100         11      8.92        160         14      11.21       141         17       8.44
     Option 1
       USAllianz Advantage -                2          -      8.85         37          3      11.12         2          -       8.38
     Option 2
       USAllianz Advantage -                1          -      8.77         20          2      11.02         2          -       8.30
     Option 3
       USAllianz Advantage -               39          4      8.77         13          1      11.02         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               30          4      8.57        102         10      10.76         5          1       8.11
     Option 6
       USAllianz Advantage -               98         12      8.51        420         39      10.69        75          9       8.05
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -         16          1      10.97         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          6          1      10.97         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          5          -      10.71        12          1       8.07
     - Option 5
       USAllianz Charter II - NY           10          1      8.47        147         14      10.64        32          4       8.01
     - Option 6
       Deferred Variable Annuities          -          -         -         10          -      11.25         -          -          -
       USAllianz Opportunity -            183         21      8.75        553         50      10.99       231         28       8.28
     Option 1
       USAllianz Opportunity -             57          7      8.67        182         17      10.89        51          6       8.20
     Option 2
       USAllianz Opportunity -             13          2      8.67        135         12      10.89        11          1       8.20
     Option 3
       USAllianz Opportunity -              -          -         -         70          6      10.81        10          1       8.15
     Option 4
       USAllianz Opportunity -             53          6      8.47        587         55      10.64       152         19       8.01
     Option 5
       USAllianz Opportunity -            216         25      8.41      1,512        145      10.57       533         68       7.96
     Option 6
       Valuemark II                        69          8      8.96        196         17      11.25       126         15       8.48
       Valuemark IV                         -          -         -         14          1      11.21        24          3       8.44


                                     USAZ VAN KAMPEN EQUITY AND         USAZ VAN KAMPEN GLOBAL        USAZ VAN KAMPEN GROWTH AND
                                             INCOME FUND                    FRANCHISE FUND                    INCOME FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                -          -         -         54          4      14.92       106          9      12.30
     Option 1
       USAllianz Advantage -               19          2     11.33         16          1      14.85        53          4      12.21
     Option 2
       USAllianz Advantage -                3          -     11.29         11          1      14.77        11          1      12.10
     Option 3
       USAllianz Advantage -               13          1     11.29          6          -      14.77        13          1      12.10
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         8          1      12.01
     Option 5
       USAllianz Advantage -               44          4     11.20        217         15      14.58       136         12      11.82
     Option 6
       USAllianz Advantage -              125         11     11.17        374         26      14.52       203         17      11.74
     Option 7
       USAllianz Charter II - NY            -          -         -         56          4      14.81        39          3      12.15
     - Option 1
       USAllianz Charter II - NY           11          1     11.28         16          1      14.73        24          2      12.04
     - Option 2
       USAllianz Charter II - NY            -          -         -          3          -      14.73         7          1      12.04
     - Option 3
       USAllianz Charter II - NY            -          -         -         17          1      14.67         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -         36          3      14.54        35          3      11.76
     - Option 5
       USAllianz Charter II - NY           76          7     11.15        143         10      14.48        70          6      11.68
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            329         29     11.29        168         11      14.75       746         62      12.07
     Option 1
       USAllianz Opportunity -             52          5     11.25         38          3      14.67       406         34      11.96
     Option 2
       USAllianz Opportunity -              -          -         -          5          -      14.67        26          2      11.96
     Option 3
       USAllianz Opportunity -              -          -         -         57          4      14.62        21          2      11.87
     Option 4
       USAllianz Opportunity -            150         13     11.15        188         13      14.48       196         17      11.68
     Option 5
       USAllianz Opportunity -            348         32     11.13      1,439         99      14.42     1,362        116      11.60
     Option 6
       Valuemark II                         -          -         -          -          -          -       354         29      12.35
       Valuemark IV                         -          -         -          -          -          -        23          2      12.30

                                       98

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                   USAZ VAN KAMPEN MID CAP GROWTH   VAN KAMPEN LIT EMERGING GROWTH     VAN KAMPEN LIT GROWTH AND
                                                FUND                          PORTFOLIO                    INCOME PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              189         15     12.43          7          1       7.61        13          1      14.49
     Option 1
       USAllianz Advantage -               19          2     12.34          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -               60          5     12.22          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               26          2     11.94          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -              184         15     11.85          -          -          -         -          -          -
     Option 7
       USAllianz Charter II - NY            7          1     12.28          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           28          2     11.88          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY          123         10     11.80          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            282         23     12.19          -          -          -         -          -          -
     Option 1
       USAllianz Opportunity -            236         20     12.08          -          -          -         -          -          -
     Option 2
       USAllianz Opportunity -             10          1     12.08          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -             39          3     11.99          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -            220         19     11.80          -          -          -         -          -          -
     Option 5
       USAllianz Opportunity -            855         73     11.72          -          -          -         -          -          -
     Option 6
       Valuemark II                       123         10     12.48          5          1       7.64         -          -          -
       Valuemark IV                         3          -     12.43          -          -          -         -          -          -


7.      FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                 At December 31

                                                                                       For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     AIM V.I. Capital Appreciation Fund
        2005                                          4 $7.24to$7.24         31       0.00% 1.49%to  1.49%   7.23%to    7.23%
        2004                                          4 $6.75to$6.75         29       0.00% 1.49%to  1.49%   5.04%to    5.04%
        2003                                          4 $6.43to$6.43         28       0.00% 1.49%to  1.49%  27.60%to   27.60%
        2002                                          6 $5.04to$5.04         28       0.00% 1.49%to  1.49% -25.47%to  -25.47%
        2001                                          4 $6.76to$6.76         29       0.00% 1.49%to  1.49% -26.63%to  -26.63%
     AIM V.I. Growth Fund
        2005                                        115 $5.61to$5.65        646       0.00% 1.40%to  1.49%   5.89%to    5.99%
        2004                                        155 $5.30to$5.33        827       0.00% 1.40%to  1.49%   6.62%to    6.72%
        2003                                        185 $4.97to$4.99        925       0.00% 1.40%to  1.49%  29.30%to   29.41%
        2002                                        219 $3.85to$3.86        847       0.00% 1.40%to  1.49% -31.99%to  -31.93%
        2001                                        290 $5.65to$5.67      1,644       0.19% 1.40%to  1.49% -34.87%to  -34.81%

                                       99

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                       For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     AIM V.I. Premier Equity Fund
        2005                                       22  $6.83to  $6.83       151      0.67%  1.49%to  1.49%   4.10%to    4.10%
        2004                                       23  $6.56to  $6.56       150      0.70%  1.49%to  1.49%   4.20%to    4.20%
        2003                                       23  $6.30to  $6.30       145      0.00%  1.49%to  1.49%  23.23%to   23.23%
        2002                                       23  $5.11to  $5.11       118      0.00%  1.49%to  1.49% -31.29%to  -31.29%
        2001                                        9  $7.43to  $7.43        67      0.00%  1.49%to  1.49% -16.50%to  -16.50%
     Alger American Growth Portfolio
        2005                                       59  $8.03to  $8.08       473      0.21%  1.40%to  1.49%  10.38%to   10.48%
        2004                                       68  $7.28to  $7.31       499      0.00%  1.40%to  1.49%   3.93%to    4.03%
        2003                                       80  $7.00to  $7.03       563      0.00%  1.40%to  1.49%  33.16%to   33.28%
        2002                                       92  $5.26to  $5.27       488      0.00%  1.40%to  1.49% -33.98%to  -33.92%
        2001                                      121  $7.97to  $7.98       967      0.26%  1.40%to  1.49% -13.13%to  -13.05%
     Alger American Leveraged AllCap
     Portfolio
        2005                                       40  $7.75to  $7.79       313      0.00%  1.40%to  1.49%  12.76%to   12.86%
        2004                                       53  $6.87to  $6.90       368      0.00%  1.40%to  1.49%   6.58%to    6.68%
        2003                                       62  $6.45to  $6.47       399      0.00%  1.40%to  1.49%  32.73%to   32.85%
        2002                                       77  $4.86to  $4.87       370      0.00%  1.40%to  1.49% -34.89%to  -34.83%
        2001                                       97  $7.46to  $7.47       725      0.00%  1.40%to  1.49% -17.18%to  -17.10%
     Alger American MidCap Growth Portfolio
        2005                                        8 $12.08to $12.08        94      0.00%  1.49%to  1.49%   8.20%to    8.20%
        2004                                        8 $11.16to $11.16        92      0.00%  1.49%to  1.49%  11.37%to   11.37%
        2003                                        9 $10.02to $10.02        87      0.00%  1.49%to  1.49%  45.61%to   45.61%
        2002                                        9  $6.88to  $6.88        60      0.00%  1.49%to  1.49% -30.58%to  -30.58%
        2001                                        3  $9.92to  $9.92        35      0.00%  1.49%to  1.49%  -7.52%to   -7.52%
     Alger American Small Capitalization
     Portfolio
        2005                                        0  $6.84to  $6.84         1      0.00%  1.49%to  1.49%  15.16%to   15.16%
        2004                                        0  $5.94to  $5.94         1      0.00%  1.49%to  1.49%  14.84%to   14.84%
        2003                                        0  $5.17to  $5.17         1      0.00%  1.49%to  1.49%  40.24%to   40.24%
        2002                                        0  $3.69to  $3.69         1      0.00%  1.49%to  1.49% -27.31%to  -27.31%
        2001                                        0  $5.07to  $5.07         1      0.00%  1.49%to  1.49% -25.75%to  -25.75%



                                       100

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                       For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     Davis VA Financial Portfolio
        2005                                      111 $10.75to $14.55     1,237      0.65%  1.49%to  2.75%   5.45%to    6.78%
        2004                                       65 $10.19to $13.62       705      0.43%  1.49%to  2.75%   7.32%to    8.68%
        2003                                       22  $9.68to $12.53       232      0.92%  1.49%to  2.10%  29.41%to   30.20%
        2002                                        7  $7.48to  $9.63        67      0.00%  1.49%to  2.10% -18.57%to  -18.07%
        2001                                        1 $11.75to $11.75        17      0.00%  1.49%to  1.49%  -7.34%to   -7.34%
     Davis VA Real Estate Portfolio
        2005                                        1 $26.80to $26.80        28      3.88%  1.49%to  1.49%  11.46%to   11.46%
        2004                                        1 $24.04to $24.04        25      4.28%  1.49%to  1.49%  31.35%to   31.35%
        2003                                        1 $18.30to $18.30        22      5.30%  1.49%to  1.49%  34.77%to   34.77%
        2002                                        1 $13.58to $13.58        17      6.25%  1.49%to  1.49%   4.33%to    4.33%
        2001                                        1 $13.02to $13.02        16      0.00%  1.49%to  1.49%   6.49%to    6.49%
     Davis VA Value Portfolio
        2005                                      120 $10.48to $12.12     1,330      0.96%  1.49%to  2.75%   6.48%to    7.83%
        2004                                      138  $9.84to $11.24     1,434      0.86%  1.49%to  2.75%   9.28%to   10.66%
        2003                                      112  $9.18to $10.16     1,069      1.38%  1.49%to  2.10%  27.06%to   27.84%
        2002                                       35  $7.22to  $7.95       283      0.78%  1.49%to  2.10% -18.00%to  -17.50%
        2001                                       27  $9.63to  $9.63       256      2.00%  1.49%to  1.49% -10.83%to  -10.83%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2005                                      243 $12.49to $13.09     3,072      0.00%  1.49%to  2.75%   4.33%to    5.65%
        2004                                      165 $11.98to $12.39     2,003      0.71%  1.49%to  2.75%  18.57%to   20.08%
        2003                                       31 $10.21to $10.31       322      1.19%  1.49%to  2.10%  34.92%to   35.74%
        2002(3)                                     1  $7.57to  $7.60         5      0.00%  1.49%to  2.10% -24.32%to  -24.01%
     Dreyfus Stock Index Fund
        2005                                      497 $10.99to $11.65     5,609      1.39%  1.40%to  2.75%   1.61%to    3.24%
        2004                                      489 $10.81to $11.29     5,409      1.79%  1.40%to  2.75%   7.35%to    9.10%
        2003                                      247 $10.18to $10.35     2,537      1.46%  1.40%to  2.10%  25.39%to   26.58%
        2002(3)                                     7  $8.12to  $8.17        59      0.00%  1.49%to  2.10% -19.49%to  -19.04%
     Franklin Global Communications
     Securities Fund
        2005                                      606 $16.61to $21.21    12,775      2.75%  1.40%to  2.75%  12.66%to   14.51%
        2004                                      699 $14.75to $18.52    12,935      1.02%  1.40%to  2.75%  11.07%to   13.06%
        2003                                      773 $14.62to $16.38    12,649      0.92%  1.40%to  2.10%  37.52%to   38.51%
        2002                                      919 $10.63to $11.83    10,875      0.95%  1.40%to  2.10% -34.91%to  -34.21%
        2001                                    1,249 $17.66to $17.98    22,421      0.08%  1.40%to  1.49% -30.45%to  -30.23%



                                       101

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                       For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     Franklin Growth and Income Securities
     Fund
        2005                                    1,059 $26.70to $34.04    35,744      2.72%  1.40%to  2.75%   0.71%to    2.27%
        2004                                    1,184 $26.51to $33.29    39,356      2.60%  1.40%to  2.75%   7.61%to    9.36%
        2003                                    1,332 $27.12to $30.44    40,473      3.23%  1.40%to  2.10%  23.08%to   24.31%
        2002                                    1,549 $22.03to $24.48    38,080      3.09%  1.40%to  2.10% -17.47%to  -16.70%
        2001                                    1,862 $28.85to $29.39    54,683      0.32%  1.40%to  1.49%  -3.73%to   -3.39%
     Franklin High Income Fund
        2005                                      436 $18.53to $23.66     9,773      6.30%  1.40%to  2.75%   0.52%to    2.29%
        2004                                      582 $18.44to $23.13    12,925      5.49%  1.40%to  2.75%   6.89%to    8.50%
        2003                                      505 $18.99to $21.32    10,611      8.91%  1.40%to  2.10%  28.45%to   29.67%
        2002                                      518 $14.78to $16.44     8,506     16.16%  1.40%to  2.10% -11.83%to  -10.81%
        2001                                      640 $18.12to $18.43    11,790     17.55%  1.40%to  1.49%   2.63%to    2.81%
     Franklin Income Securities Fund
        2005                                    1,019 $32.41to $41.37    40,583      3.53%  1.40%to  2.75%  -1.14%to    0.42%
        2004                                      978 $32.79to $41.20    39,699      3.19%  1.40%to  2.75%  10.76%to   12.54%
        2003                                      935 $32.59to $36.61    34,141      5.24%  1.40%to  2.10%  28.98%to   30.26%
        2002                                    1,030 $25.26to $28.10    29,101      9.70%  1.40%to  2.10%  -2.67%to   -1.76%
        2001                                    1,240 $28.06to $28.60    35,416      7.29%  1.40%to  1.49%  -0.74%to   -0.43%
     Franklin Large Cap Growth Securities
     Fund
        2005                                      662 $16.15to $18.74    12,037      0.68%  1.40%to  2.75%  -1.68%to   -0.10%
        2004                                      655 $16.43to $18.76    12,084      0.54%  1.40%to  2.75%   5.00%to    6.72%
        2003                                      644 $16.45to $17.58    11,290      0.73%  1.40%to  2.10%  24.31%to   25.37%
        2002                                      779 $13.23to $14.02    10,937      0.84%  1.40%to  2.10% -24.78%to  -24.01%
        2001                                    1,046 $18.21to $18.45    19,275      0.58%  1.40%to  1.49% -12.74%to  -12.50%
     Franklin Money Market Fund
        2005                                      372 $15.59to $15.83     5,890      2.50%  1.40%to  1.49%   1.04%to    1.13%
        2004                                      423 $15.43to $15.65     6,624      0.72%  1.40%to  1.49%  -0.76%to   -0.67%
        2003                                      501 $15.55to $15.76     7,899      0.53%  1.40%to  1.49%  -0.96%to   -0.87%
        2002                                      674 $15.70to $15.89    10,708      1.36%  1.40%to  1.49%  -0.17%to   -0.08%
        2001                                    1,060 $15.73to $15.91    16,863      4.11%  1.40%to  1.49%   2.36%to    2.46%


                                       102

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     Franklin Real Estate Fund
        2005                                      284 $46.01to $58.72    15,645      1.49%  1.40%to  2.75%  10.40%to   12.16%
        2004                                      275 $41.68to $52.35    14,022      1.96%  1.40%to  2.75%  28.22%to   30.34%
        2003                                      238 $35.78to $40.16     9,513      2.58%  1.40%to  2.10%  32.93%to   34.19%
        2002                                      260 $26.92to $29.93     7,806      2.88%  1.40%to  2.10%  -0.05%to    0.82%
        2001                                      288 $29.12to $29.68     8,554      4.27%  1.40%to  1.49%   6.28%to    6.67%
     Franklin Rising Dividends Securities
     Fund
        2005                                    1,114 $27.74to $33.96    36,591      0.98%  1.40%to  2.75%   0.63%to    2.24%
        2004                                    1,119 $27.56to $33.21    36,526      0.71%  1.40%to  2.75%   7.98%to    9.70%
        2003                                    1,058 $27.59to $30.28    31,911      0.97%  1.40%to  2.10%  22.00%to   23.14%
        2002                                    1,176 $22.61to $24.59    28,912      1.33%  1.40%to  2.10%  -3.63%to   -2.69%
        2001                                    1,338 $24.81to $25.27    33,771      0.09%  1.40%to  1.49%  11.88%to   12.31%
     Franklin Small Cap Value Securities
     Fund
        2005                                      263 $14.68to $16.57     4,147      0.87%  1.40%to  2.75%   5.82%to    7.48%
        2004                                      247 $13.87to $15.42     3,695      0.27%  1.40%to  2.75%  20.38%to   22.36%
        2003                                      149 $11.96to $12.60     1,865      0.28%  1.40%to  2.10%  29.38%to   30.63%
        2002                                      145  $9.24to  $9.65     1,395      0.45%  1.40%to  2.10% -11.15%to  -10.32%
        2001                                      148 $10.64to $10.76     1,587      0.50%  1.40%to  1.49%  12.10%to   12.61%
     Franklin Small-Mid Cap Growth
     Securities Fund
        2005                                      444 $18.78to $21.84     9,508      0.00%  1.40%to  2.75%   1.95%to    3.63%
        2004                                      473 $18.42to $21.08     9,938      0.00%  1.40%to  2.75%   8.44%to   10.15%
        2003                                      507 $17.91to $19.14     9,680      0.00%  1.40%to  2.10%  34.39%to   35.69%
        2002                                      605 $13.33to $14.10     8,546      0.47%  1.40%to  2.10% -30.16%to  -29.51%
        2001                                      673 $19.75to $20.01    13,456      0.53%  1.40%to  1.49% -16.51%to  -16.20%
     Franklin U.S. Government Fund
        2005                                    1,282 $19.33to $24.67    30,472      4.28%  1.40%to  2.75%  -0.37%to    1.22%
        2004                                    1,304 $19.40to $24.37    30,923      5.07%  1.40%to  2.75%   0.66%to    2.27%
        2003                                    1,348 $21.22to $23.83    31,969      5.16%  1.40%to  2.10%   0.09%to    1.01%
        2002                                    1,589 $21.20to $23.59    37,459      5.92%  1.40%to  2.10%   7.49%to    8.55%
        2001                                    1,769 $21.32to $21.73    38,406      7.33%  1.40%to  1.49%   5.77%to    6.11%


                                       103

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005



7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     Franklin Zero Coupon Fund 2010
        2005                                       131 $29.38to  $36.85    4,593       3.94% 1.40%to  2.75%  -1.21%to    0.13%
        2004                                       126 $29.74to  $36.80    4,542       4.75% 1.40%to  2.75%   1.87%to    3.26%
        2003                                       131 $32.14to  $35.64    4,627       3.70% 1.40%to  2.10%   1.44%to    2.15%
        2002                                       131 $31.68to  $34.89    4,554       5.64% 1.40%to  2.10%  17.61%to   18.43%
        2001                                       137 $29.12to  $29.46    4,020       7.44% 1.40%to  1.49%   4.05%to    4.15%
     J.P. Morgan International Equity
     Portfolio
        2005                                         1  $9.40to   $9.40       10       0.00% 1.49%to  1.49%   9.06%to    9.06%
        2004                                         1  $8.62to   $8.62        9       0.00% 1.49%to  1.49%  16.61%to   16.61%
        2003                                         1  $7.39to   $7.39        8       0.00% 1.49%to  1.49%  30.48%to   30.48%
        2002                                         1  $5.66to   $5.66        6       0.00% 1.49%to  1.49% -19.52%to  -19.52%
        2001                                         1  $7.04to   $7.04        7       0.00% 1.49%to  1.49% -19.91%to  -19.91%
     J.P. Morgan U.S. Large Cap Core Equity Portfolio
        2005                                         2  $8.13to   $8.13       13       0.00% 1.49%to  1.49%  -0.14%to   -0.14%
        2004                                         2  $8.14to   $8.14       13       0.00% 1.49%to  1.49%   7.86%to    7.86%
        2003                                         2  $7.54to   $7.54       12       0.00% 1.49%to  1.49%  26.24%to   26.24%
        2002                                         2  $5.98to   $5.98       10       0.00% 1.49%to  1.49% -25.74%to  -25.74%
        2001                                         2  $8.05to   $8.05       13       0.00% 1.49%to  1.49% -15.40%to  -15.40%
     Jennison 20/20 Focus Portfolio
        2005                                       107 $13.47to  $14.11    1,473       0.00% 1.49%to  2.75%  17.98%to   19.47%
        2004                                        85 $11.42to  $11.81      984       0.00% 1.49%to  2.75%  12.24%to   13.67%
        2003                                        31 $10.29to  $10.39      318       0.00% 1.49%to  2.10%  26.12%to   26.89%
        2002(3)                                      1  $8.16to   $8.19        4       0.00% 1.49%to  2.10% -18.93%to  -18.60%
     Mutual Discovery Securities Fund
        2005                                       582 $19.72to  $22.62   12,660       1.33% 1.40%to  2.75%  12.83%to   14.66%
        2004                                       512 $17.47to  $19.73    9,929       1.13% 1.40%to  2.75%  14.98%to   16.90%
        2003                                       460 $15.92to  $16.88    7,736       1.83% 1.40%to  2.10%  26.31%to   27.40%
        2002                                       532 $12.61to  $13.25    7,070       1.59% 1.40%to  2.10% -11.28%to  -10.32%
        2001                                       644 $14.62to  $14.77    9,514       2.12% 1.40%to  1.49%  -1.26%to   -1.01%
     Mutual Shares Securities Fund
        2005                                       980 $17.93to  $20.60   19,434       0.97% 1.40%to  2.75%   7.56%to    9.29%
        2004                                       879 $16.67to  $18.85   16,326       0.88% 1.40%to  2.75%   9.57%to   11.31%
        2003                                       889 $15.94to  $16.93   14,987       1.17% 1.40%to  2.10%  22.55%to   23.74%
        2002                                     1,081 $13.01to  $13.68   14,809       0.96% 1.40%to  2.10% -13.64%to  -12.79%
        2001                                     1,371 $15.55to  $15.69   21,507       2.00% 1.40%to  1.49%   5.45%to    5.81%


                                       104

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     Oppenheimer Global Securities Fund/VA
        2005                                      220 $11.63to $12.84     2,651      1.05%  1.49%to  2.75%  11.21%to   12.62%
        2004                                      232 $10.46to $11.40     2,504      0.90%  1.49%to  2.75%  15.92%to   17.40%
        2003                                       92  $9.20to  $9.71       869      0.52%  1.49%to  2.10%  40.05%to   40.90%
        2002                                       25  $6.57to  $6.89       174      0.00%  1.49%to  2.10% -23.75%to  -23.29%
        2001                                        6  $8.99to  $8.99        52      0.00%  1.49%to  1.49% -13.52%to  -13.52%
     Oppenheimer High Income Fund/VA
        2005                                      188 $11.32to $12.16     2,210      7.61%  1.49%to  2.75%  -0.45%to    0.80%
        2004                                      246 $11.37to $12.06     2,898      8.74%  1.49%to  2.75%   6.00%to    7.35%
        2003                                      171 $10.94to $11.23     1,886      3.62%  1.49%to  2.10%  21.38%to   22.12%
        2002                                       30  $9.01to  $9.20       270      0.93%  1.49%to  2.10%  -4.42%to   -3.84%
        2001                                        1  $9.57to  $9.57         7      0.00%  1.49%to  1.49%  -5.18%to   -5.18%
     Oppenheimer Main Street Fund/VA
        2005                                      344  $9.22to  $9.73     3,248      1.35%  1.49%to  2.75%   3.11%to    4.41%
        2004                                      365  $8.94to  $9.34     3,330      0.68%  1.49%to  2.75%   6.48%to    7.84%
        2003                                      146  $8.32to  $8.61     1,240      0.74%  1.49%to  2.10%  24.08%to   24.84%
        2002                                       50  $6.66to  $6.92       336      0.39%  1.49%to  2.10% -20.48%to  -20.00%
        2001                                       16  $8.33to  $8.33       129      0.00%  1.49%to  1.49% -12.76%to  -12.76%
     PIMCO VIT All Asset Portfolio
        2005                                      250 $12.17to $12.42     3,060      5.55%  1.49%to  2.75%   3.35%to    4.66%
        2004(5)                                    57 $11.77to $11.87       668      5.90%  1.49%to  2.75%  10.24%to   11.16%
     PIMCO VIT Commodity Portfolio
        2005(6)                                    75 $10.94to $11.03       823      3.38%  1.49%to  2.75%   9.20%to   10.11%
     PIMCO VIT Emerging Markets Bond
     Portfolio
        2005(6)                                    18 $10.83to $10.92       198      3.24%  1.49%to  2.75%   8.22%to    9.12%
     PIMCO VIT Global Bond Portfolio
        2005(6)                                     7  $9.26to  $9.33        63      0.00%  1.49%to  2.75%  -7.27%to   -6.49%
     PIMCO VIT High Yield Portfolio
        2005                                      286 $12.02to $12.88     3,518      6.58%  1.40%to  2.75%   1.31%to    2.68%
        2004                                      226 $11.86to $12.54     2,750      6.54%  1.40%to  2.75%   6.58%to    8.04%
        2003                                       98 $11.27to $11.61     1,111      7.21%  1.40%to  2.10%  20.35%to   21.20%
        2002                                       45  $9.30to  $9.58       427      8.50%  1.40%to  2.10%  -3.27%to   -2.59%
        2001                                        5  $9.56to  $9.83        50     16.67%  1.40%to  1.49%  -1.76%to   -1.68%

                                       105

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     PIMCO VIT Real Return Portfolio
        2005                                      570 $10.97to $11.34     6,319      2.84%  1.49%to  2.75%  -0.66%to    0.59%
        2004                                      382 $11.02to $11.28     4,257      1.09%  1.49%to  2.75%   5.96%to    7.30%
        2003(4)                                    58 $10.47to $10.51       607      0.72%  1.49%to  2.10%   4.30%to    4.73%
     PIMCO VIT StocksPLUS Growth and
     Income Portfolio
        2005                                       33  $9.20to  $9.69       316      2.43%  1.40%to  2.60%   0.84%to    2.05%
        2004                                       38  $9.10to  $9.50       357      1.66%  1.40%to  2.60%   7.96%to    9.27%
        2003                                       45  $8.33to  $8.69       385      2.57%  1.40%to  2.10%  27.67%to   28.57%
        2002                                       19  $6.49to  $6.76       127      2.67%  1.40%to  2.10% -21.88%to  -21.33%
        2001                                        6  $8.25to  $8.59        50     14.29%  1.40%to  1.49% -14.14%to  -14.07%
     PIMCO VIT Total Return Portfolio
        2005                                      678 $11.64to $13.21     8,292      3.44%  1.40%to  2.75%  -0.32%to    1.03%
        2004                                      588 $11.67to $13.09     7,202      1.89%  1.40%to  2.75%   2.04%to    3.43%
        2003                                      413 $11.66to $12.67     4,965      2.80%  1.40%to  2.10%   2.86%to    3.58%
        2002                                      249 $11.34to $12.24     2,923      4.08%  1.40%to  2.10%   6.81%to    7.56%
        2001                                       22 $10.70to $11.39       232      3.70%  1.40%to  1.49%   6.86%to    6.95%
     Seligman Global Technology Portfolio
        2005                                        1  $5.81to  $5.81         8      0.00%  1.49%to  1.49%   6.54%to    6.54%
        2004                                        1  $5.45to  $5.45         7      0.00%  1.49%to  1.49%   2.44%to    2.44%
        2003                                        1  $5.32to  $5.32         7      0.00%  1.49%to  1.49%  34.10%to   34.10%
        2002                                        1  $3.97to  $3.97         5      0.00%  1.49%to  1.49% -32.65%to  -32.65%
        2001                                        2  $5.89to  $5.89        12      0.00%  1.49%to  1.49% -29.31%to  -29.31%
     Seligman Smaller-Cap Value Portfolio
        2005                                      106 $15.60to $22.89     1,746     10.45%  1.49%to  2.75%  -6.58%to   -5.39%
        2004                                      113 $16.69to $24.20     1,993      0.00%  1.49%to  2.75%  16.69%to   18.17%
        2003                                       56 $14.58to $20.48       872      0.00%  1.49%to  2.10%  46.83%to   47.72%
        2002                                        8  $9.93to $13.86       115      0.00%  1.49%to  2.10% -17.13%to  -16.62%
        2001                                        1 $16.62to $16.62        14      0.00%  1.49%to  1.49%  19.88%to   19.88%
     SP Strategic Partners Focused Growth
     Portfolio
        2005                                       80  $6.88to  $7.36       563      0.00%  1.40%to  2.75%  11.72%to   13.23%
        2004                                       49  $6.16to  $6.50       311      0.00%  1.40%to  2.75%   6.91%to    8.37%
        2003                                       28  $5.87to  $6.00       165      0.00%  1.40%to  2.10%  22.84%to   23.71%
        2002                                       36  $4.78to  $4.85       171      0.00%  1.40%to  2.10% -27.07%to  -26.56%
        2001                                       32  $6.60to  $6.61       211      0.00%  1.40%to  1.49% -16.98%to  -16.90%

                                       106

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     SP William Blair International Growth
     Portfolio
        2005                                       52  $6.84to  $7.32       367      0.29%  1.40%to  2.75%  12.66%to   14.19%
        2004                                       54  $6.07to  $6.41       340      0.00%  1.40%to  2.75%  12.96%to   14.50%
        2003                                       23  $5.48to  $5.60       128      0.00%  1.40%to  2.10%  36.25%to   37.21%
        2002                                        3  $4.02to  $4.08        12      0.00%  1.40%to  2.10% -24.44%to  -23.91%
        2001                                        -  $5.36to  $5.36         2      0.00%  1.40%to  1.49% -36.88%to  -36.82%
     Templeton Global Asset Allocation Fund
        2005                                       45 $17.87to $18.04       816      3.97%  1.40%to  1.49%   2.32%to    2.41%
        2004                                       49 $17.46to $17.62       870      2.94%  1.40%to  1.49%  14.00%to   14.32%
        2003                                       56 $15.29to $15.41       855      2.85%  1.40%to  1.49%  30.00%to   30.47%
        2002                                       72 $11.61to $11.81       857      2.03%  1.40%to  1.49%  -5.80%to   -5.50%
        2001                                      104 $12.32to $12.50     1,298      1.54%  1.40%to  1.49% -11.28%to  -10.98%
     Templeton Developing Markets
     Securities Fund
        2005                                      479 $15.01to $17.81     7,914      1.28%  1.40%to  2.75%  23.98%to   25.99%
        2004                                      353 $12.11to $14.14     4,770      1.82%  1.40%to  2.75%  21.32%to   23.09%
        2003                                      283 $10.64to $11.48     3,231      1.29%  1.40%to  2.10%  49.81%to   51.60%
        2002                                      276  $7.10to  $7.58     2,090      1.64%  1.40%to  2.10%  -2.22%to   -1.35%
        2001                                      345  $7.59to  $7.68     2,650      1.07%  1.40%to  1.49%  -9.45%to   -9.36%
     Templeton Foreign Securities Fund
        2005                                      814 $19.57to $24.08    19,137      1.29%  1.40%to  2.75%   7.19%to    8.94%
        2004                                      885 $18.26to $22.11    19,411      1.16%  1.40%to  2.75%  15.30%to   17.22%
        2003                                      937 $17.11to $18.86    17,644      1.88%  1.40%to  2.10%  29.46%to   30.71%
        2002                                    1,088 $13.22to $14.43    15,699      1.83%  1.40%to  2.10% -20.25%to  -19.54%
        2001                                    1,321 $17.64to $17.93    23,683      3.27%  1.40%to  1.49% -17.24%to  -16.93%
     Templeton Global Income Securities
     Fund
        2005                                      133 $26.83to $27.24     3,626      6.34%  1.40%to  1.49%  -4.51%to   -4.26%
        2004                                      145 $28.05to $28.46     4,136     11.01%  1.40%to  1.49%  13.04%to   13.49%
        2003                                      165 $24.74to $25.07     4,126      7.83%  1.40%to  1.49%  20.90%to   21.01%
        2002                                      202 $20.25to $20.72     4,186      1.16%  1.40%to  1.49%  19.36%to   19.75%
        2001                                      267 $16.97to $17.30     4,619      3.78%  1.40%to  1.49%   0.72%to    1.11%


                                       107

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     Templeton Growth Securities Fund
        2005                                      717 $20.80to $24.76    17,119      1.19%  1.40%to  2.75%   5.92%to    7.55%
        2004                                      761 $19.63to $23.02    17,190      1.25%  1.40%to  2.75%  12.87%to   14.63%
        2003                                      727 $18.54to $20.08    14,581      1.67%  1.40%to  2.10%  29.39%to   30.78%
        2002                                      883 $14.33to $15.36    13,573      2.43%  1.40%to  2.10% -20.18%to  -19.46%
        2001                                    1,122 $18.79to $19.07    21,373      2.15%  1.40%to  1.49%  -2.78%to   -2.37%
     USAZ AIM Basic Value Fund
        2005                                      383 $10.72to $11.22     4,171      0.00%  1.49%to  2.75%   2.44%to    3.73%
        2004                                      272 $10.46to $10.82     2,887      0.00%  1.49%to  2.75%   7.82%to    9.19%
        2003                                       79  $9.81to  $9.91       780      0.00%  1.49%to  2.10%  30.26%to   31.06%
        2002(3)                                     5  $7.53to  $7.56        43      0.00%  1.49%to  2.10% -24.70%to  -24.39%
     USAZ AIM International Equity Fund
        2005                                      112 $13.33to $13.96     1,508      0.27%  1.49%to  2.75%  13.22%to   14.65%
        2004                                       62 $11.77to $12.18       731      0.00%  1.49%to  2.75%  18.80%to   20.31%
        2003                                        8 $10.02to $10.12        82      0.00%  1.49%to  2.10%  24.50%to   25.26%
        2002(3)                                     1  $8.05to  $8.08         7      0.00%  1.49%to  2.10% -19.54%to  -19.21%
     USAZ Davis NY Venture Fund
        2005                                      543 $11.11to $11.75     6,133      0.14%  1.40%to  2.75%   6.72%to    8.16%
        2004                                      260 $10.41to $10.86     2,767      0.27%  1.40%to  2.75%   7.55%to    9.02%
        2003                                       99  $9.82to  $9.97       980      0.84%  1.40%to  2.10%  26.74%to   27.63%
        2002                                       49  $7.74to  $7.81       385      0.87%  1.40%to  2.10% -25.75%to  -25.23%
        2001(2)                                    25 $10.44to $10.44       260      0.00%  1.40%to  1.49%   4.43%to    4.44%
     USAZ Dreyfus Founders Equity Growth
     Fund
        2005                                      155  $9.12to  $9.65     1,443      0.31%  1.40%to  2.75%   1.73%to    3.11%
        2004                                      112  $8.97to  $9.36     1,032      0.00%  1.40%to  2.75%   4.79%to    6.22%
        2003                                       75  $8.68to  $8.81       657      0.00%  1.40%to  2.10%  21.66%to   22.52%
        2002                                       27  $7.13to  $7.19       190      0.00%  1.40%to  2.10% -32.14%to  -31.67%
        2001(2)                                    16 $10.52to $10.53       171      0.00%  1.40%to  1.49%   5.26%to    5.27%
     USAZ Dreyfus Premier Small Cap Value
     Fund
        2005                                      120 $12.02to $12.28     1,444      0.00%  1.65%to  2.75%   0.59%to    1.70%
        2004(5)                                    39 $11.95to $12.04       471      0.00%  1.65%to  2.75%  18.80%to   19.67%


                                       108

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005



7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     USAZ Franklin Small Cap Value Fund
        2005                                      242 $15.72to $16.25     3,831      0.59%  1.49%to  2.75%   4.14%to    5.45%
        2004                                      100 $15.09to $15.41     1,519      0.00%  1.49%to  2.75%  19.75%to   21.27%
        2003(4)                                    21 $12.66to $12.71       262      0.88%  1.49%to  2.10%  26.59%to   27.10%
     USAZ Fusion Balanced Fund
        2005(6)                                   157 $10.53to $10.61     1,658      0.00%  1.49%to  2.75%   5.36%to    6.25%
     USAZ Fusion Growth Fund
        2005(6)                                   448 $11.00to $11.10     4,941      0.00%  1.49%to  2.75%  10.07%to   11.00%
     USAZ Fusion Moderate Fund
        2005(6)                                   590 $10.71to $10.79     6,334      0.00%  1.49%to  2.75%   7.13%to    8.03%
     USAZ Jennison 20/20 Focus Fund
        2005(6)                                    76 $12.14to $12.24       926      0.25%  1.49%to  2.75%  21.38%to   22.40%
     USAZ Jennison Growth Fund
        2005(6)                                    28 $11.86to $11.96       331      0.00%  1.49%to  2.75%  18.62%to   19.61%
     USAZ Legg Mason Growth Fund
        2005                                       67 $11.28to $11.82       761      0.00%  1.49%to  2.75%   8.05%to    9.42%
        2004                                       29 $10.44to $10.80       306      0.00%  1.49%to  2.75%   5.14%to    6.47%
        2003                                        7 $10.04to $10.14        66      0.00%  1.49%to  2.10%  33.65%to   34.46%
        2002(3)                                     5  $7.51to  $7.54        41      0.00%  1.49%to  2.10% -24.86%to  -24.56%
     USAZ Legg Mason Value Fund
        2005                                      372 $11.33to $11.98     4,284      0.00%  1.40%to  2.75%   3.39%to    4.79%
        2004                                      123 $10.95to $11.43     1,367      0.42%  1.40%to  2.75%  12.02%to   13.55%
        2003                                       42  $9.92to $10.07       418      1.56%  1.40%to  2.10%  23.27%to   24.14%
        2002                                       13  $8.05to  $8.11       108      1.45%  1.40%to  2.10% -20.57%to  -20.01%
        2001(2)                                     4 $10.14to $10.14        39      0.00%  1.40%to  1.49%   1.40%to    1.41%
     USAZ Money Market Fund
        2005                                    1,485  $9.39to $10.40    14,627      2.61%  1.40%to  2.75%  -0.20%to    1.15%
        2004                                      679  $9.41to $10.29     6,670      0.74%  1.40%to  2.75%  -2.06%to   -0.73%
        2003                                      491  $9.79to $10.37     4,897      0.32%  1.40%to  2.10%  -1.74%to   -1.05%
        2002                                      189  $9.97to $10.49     1,938      0.84%  1.40%to  2.10%  -1.25%to   -0.56%
        2001                                      132 $10.16to $10.56     1,372      2.44%  1.40%to  1.49%   1.50%to    1.59%


                                       109

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     USAZ OCC Renaissance Fund
        2005                                      390 $12.94to $13.69     5,129      0.00%  1.40%to  2.75%  -6.10%to   -4.82%
        2004                                      309 $13.78to $14.38     4,332      0.00%  1.40%to  2.75%  11.63%to   13.15%
        2003                                      118 $12.52to $12.71     1,497      0.00%  1.40%to  2.10%  55.36%to   56.46%
        2002                                       65  $8.06to  $8.12       534      0.00%  1.40%to  2.10% -26.64%to  -26.12%
        2001(2)                                    24 $10.99to $11.00       260      0.00%  1.40%to  1.49%   9.95%to    9.97%
     USAZ OCC Value Fund
        2005                                      405 $12.75to $13.49     5,265      0.26%  1.40%to  2.75%  -0.11%to    1.24%
        2004                                      294 $12.77to $13.33     3,826      0.17%  1.40%to  2.75%  13.35%to   14.90%
        2003                                       88 $11.42to $11.60     1,010      0.89%  1.40%to  2.10%  42.19%to   43.19%
        2002                                       21  $8.03to  $8.10       166      0.85%  1.40%to  2.10% -26.46%to  -25.95%
        2001(2)                                     3 $10.94to $10.94        28      0.00%  1.40%to  1.49%   9.38%to    9.39%
     USAZ Oppenheimer Emerging Growth Fund
        2005                                      156 $13.42to $14.05     2,113      0.00%  1.49%to  2.75%   2.24%to    3.53%
        2004                                      117 $13.12to $13.57     1,548      0.00%  1.49%to  2.75%   4.83%to    6.17%
        2003(4)                                    14 $12.66to $12.79       184      0.00%  1.49%to  2.10%  58.66%to   59.64%
     USAZ Oppenheimer Emerging
     Technologies Fund
        2005                                       98  $7.73to  $8.18       779      0.00%  1.40%to  2.75%  -2.02%to   -0.69%
        2004                                       78  $7.89to  $8.24       631      0.00%  1.40%to  2.75%  -6.93%to   -5.66%
        2003                                       53  $8.60to  $8.73       456      0.00%  1.40%to  2.10%  39.01%to   39.98%
        2002                                       16  $6.19to  $6.24        94      0.00%  1.40%to  2.10% -42.36%to  -41.95%
        2001(2)                                     6 $10.74to $10.75        67      0.00%  1.40%to  1.49%   7.45%to    7.47%
     USAZ Oppenheimer Global Fund
        2005                                      317 $12.46to $12.72     3,956      0.00%  1.65%to  2.75%   9.57%to   10.78%
        2004(5)                                   130 $11.37to $11.45     1,482      0.00%  1.65%to  2.75%  13.71%to   14.54%
     USAZ Oppenheimer International Growth
     Fund
        2005                                      102 $13.76to $14.56     1,420      0.00%  1.49%to  2.75%  11.09%to   12.49%
        2004                                       30 $12.39to $12.89       378      0.65%  1.49%to  2.75%  11.37%to   12.79%
        2003                                        4 $11.33to $11.43        50      0.00%  1.49%to  1.90%  31.26%to   31.80%
        2002(3)                                     -  $8.61to  $8.68         2      0.00%  1.40%to  2.10% -15.69%to  -15.10%
     USAZ Oppenheimer Main Street Fund
        2005                                      323 $10.94to $11.17     3,552      0.00%  1.49%to  2.75%   2.60%to    3.90%
        2004(5)                                   195 $10.66to $10.75     2,088      0.98%  1.49%to  2.75%   6.64%to    7.54%

                                       110

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                      For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
USAZ Salomon Brothers Large Cap Growth
Fund
   2005                                       309$10.42 to $10.91    3,260       0.34% 1.49% to  2.75%  6.73% to   8.08%
   2004                                       162 $9.76 to $10.10    1,604       0.00% 1.49% to  2.75%  1.53% to   2.83%
   2003                                        32 $9.72 to  $9.82      313       0.00% 1.49% to  2.10% 21.80% to  22.55%
   2002(3)                                      - $7.98 to  $8.01        1       0.00% 1.49% to  2.10%-20.21% to -19.88%
USAZ Salomon Brothers Small Cap Growth
Fund
   2005(6)                                     27$11.02 to $11.10      299       0.00% 1.49% to  2.75% 10.27% to  11.20%
USAZ Van Kampen Aggressive Growth Fund
   2005                                       101 $8.41 to  $8.96      871       0.00% 1.40% to  2.75%  7.95% to   9.41%
   2004                                        77 $7.79 to  $8.19      611       0.00% 1.40% to  2.75% 11.21% to  12.73%
   2003                                        32 $7.13 to  $7.26      233       0.00% 1.40% to  2.10% 34.73% to  35.68%
   2002                                        14 $5.29 to  $5.35       76       0.00% 1.40% to  2.10%-33.75% to -33.29%
   2001(1)                                      6 $8.02 to  $8.02       50       0.00% 1.40% to  1.49%-19.80% to -19.75%
USAZ Van Kampen Comstock Fund
   2005                                       388$10.57 to $11.25    4,185       0.43% 1.40% to  2.75%  1.11% to   2.48%
   2004                                       248$10.45 to $10.98    2,647       0.44% 1.40% to  2.75% 13.93% to  15.48%
   2003                                        66 $9.33 to  $9.51      620       1.10% 1.40% to  2.10% 27.82% to  28.72%
   2002                                        31 $7.30 to  $7.39      229       1.09% 1.40% to  2.10%-21.54% to -20.99%
   2001(1)                                     15 $9.34 to  $9.35      143       0.00% 1.40% to  1.49% -6.56% to  -6.51%
USAZ Van Kampen Emerging Growth Fund
   2005                                       173 $7.96 to  $8.48    1,407       0.00% 1.40% to  2.75%  4.33% to   5.74%
   2004                                       140 $7.63 to  $8.02    1,091       0.00% 1.40% to  2.75%  3.93% to   5.35%
   2003                                        51 $7.47 to  $7.61      383       0.00% 1.40% to  2.10% 23.97% to  24.84%
   2002                                        25 $6.02 to  $6.10      149       0.00% 1.40% to  2.10%-33.73% to -33.26%
   2001(1)                                      4 $9.13 to  $9.13       34       0.00% 1.40% to  1.49% -8.71% to  -8.66%
USAZ Van Kampen Equity and Income Fund
   2005                                       105$11.13 to $11.33    1,170       0.00% 1.90% to  2.75%  3.86% to   4.75%
   2004(5)                                     26$10.71 to $10.77      274       0.91% 1.90% to  2.75%  7.15% to   7.75%
USAZ Van Kampen Global Franchise Fund
   2005                                       196$14.42 to $14.92    2,844       0.00% 1.49% to  2.75%  8.62% to  10.00%
   2004                                        58$13.28 to $13.56      772       0.00% 1.49% to  2.75%  9.15% to  10.54%
   2003(4)                                      5$12.22 to $12.27       58       0.00% 1.49% to  2.10% 22.17% to  22.67%


                                       111

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                                                                       For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair    Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding  Value lowest               Income      lowest to        lowest to
                                                         to highest                 Ratio*      highest**       highest***
     USAZ Van Kampen Growth and Income Fund
        2005                                      324 $11.60to $12.35     3,839      0.38%  1.40%to  2.75%   6.28%to    7.72%
        2004                                      187 $10.91to $11.47     2,091      0.36%  1.40%to  2.75%  10.72%to   12.23%
        2003                                       93 $10.03to $10.22       944      1.15%  1.40%to  2.10%  24.81%to   25.69%
        2002                                       19  $8.04to  $8.13       153      1.06%  1.40%to  2.10% -16.48%to  -15.89%
        2001(1)                                     4  $9.66to  $9.67        40      0.00%  1.40%to  1.49%  -3.38%to   -3.32%
     USAZ Van Kampen Mid Cap Growth Fund
        2005                                      201 $11.72to $12.48     2,404      0.00%  1.40%to  2.75%  14.36%to   15.91%
        2004                                      117 $10.25to $10.77     1,225      0.00%  1.40%to  2.75%  17.94%to   19.54%
        2003                                       27  $8.84to  $9.01       240      0.00%  1.40%to  2.10%  25.76%to   26.65%
        2002                                       18  $7.03to  $7.11       135      0.00%  1.40%to  2.10% -25.82%to  -25.30%
        2001(1)                                     4  $9.51to  $9.52        36      0.00%  1.40%to  1.49%  -4.85%to   -4.80%
     Van Kampen LIT Emerging Growth
     Portfolio
        2005                                        2  $7.61to  $7.64        12      0.00%  1.40%to  1.49%   6.05%to    6.15%
        2004                                        2  $7.18to  $7.20        14      0.00%  1.40%to  1.49%   5.19%to    5.29%
        2003                                        2  $6.82to  $6.84        16      0.00%  1.40%to  1.49%  25.16%to   25.27%
        2002                                        5  $5.45to  $5.46        26      0.00%  1.40%to  1.49% -33.65%to  -33.59%
        2001(1)                                     8  $8.21to  $8.22        66      0.00%  1.40%to  1.49% -18.60%to  -18.55%
     Van Kampen LIT Growth and Income
     Portfolio
        2005                                        1 $14.49to $14.49        13      0.00%  1.49%to  1.49%   8.36%to    8.36%
        2004                                        1 $13.37to $13.37        12      0.00%  1.49%to  1.49%  12.68%to   12.68%
        2003                                        1 $11.87to $11.87        10      0.00%  1.49%to  1.49%  26.14%to   26.14%
        2002                                        2  $9.41to  $9.41        21      0.00%  1.49%to  1.49% -15.77%to  -15.77%
        2001                                        2 $11.17to $11.17        25      0.00%  1.49%to  1.49%  -2.66%to   -2.66%


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

1.   Period from May 1, 2001 (fund commencement) to December 31, 2001
2.   Period from November 5, 2001 (fund commencement) to December 31, 2001
3.   Period from May 1, 2002 (fund commencement) to December 31, 2002
4.   Period from May 1, 2003 (fund commencement) to December 31, 2003
5.   Period from May 3, 2004 (fund commencement) to December 31, 2004
6.   Period from May 2, 2005 (fund commencement) to December 31, 2005


                                       113



                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              Financial Statements


                           December 31, 2005 and 2004


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors
Allianz Life Insurance Company of New York:

We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York (the Company) as of December 31, 2005 and 2004, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




Minneapolis, Minnesota
April 18, 2006


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2005 and 2004
                        (in thousands, except share data)




                                      Assets                                2005              2004
--------------------------------------------------------------------------------------------------------
Investments:
      Fixed-maturity securities, at fair value                        $       248,136           165,506
      Short-term securities                                                     6,890             5,382
      Equity securities, at fair value                                          1,079             1,082
      Securities held under agreements
          to repurchase, at fair value                                            879                 -
      Policy loans                                                                 34                78
--------------------------------------------------------------------------------------------------------
                Total investments                                             257,018           172,048

Cash                                                                            5,606             3,591
Accrued investment income                                                       2,895             1,886
Receivables (net of allowance for uncollectible
      accounts of $0 in 2005 and 2004)                                          1,637             1,580
Reinsurance recoverable:
      Recoverable on policyholder liabilities                                   5,133             4,469
      Receivable on policyholder liabilities                                      148                 6
Deferred acquisition costs                                                     25,101            17,383
Deferred sales inducements                                                      6,878             4,396
Receivable from parent and affiliates                                             462                 -
Other assets                                                                       95                63
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  304,973           205,422

Separate account assets                                                       441,189           381,768
--------------------------------------------------------------------------------------------------------
                Total assets                                          $       746,162           587,190
--------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.
                                        2

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2005 and 2004
                        (in thousands, except share data)



           Liabilities and Stockholder's Equity                                   2005                2004
-----------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                             $       205,831             110,564
      Policy and contract claims                                                16,683              14,045
      Future policy benefit reserves                                             4,143               3,848
      Other policyholder funds                                                   2,945                 935
      Unearned premiums                                                            107                  95
-----------------------------------------------------------------------------------------------------------
                Total policyholder liabilities                                 229,709             129,487

Amounts drawn in excess of bank balances                                         3,633               1,481
Income tax payable to affiliate                                                  1,592               2,020
Deferred income taxes                                                            1,306               3,681
Securities held under agreements to repurchase                                     878                   -
Payable to parent and affiliates                                                     -               1,431
Other liabilities                                                                1,093               1,046
-----------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities         238,211             139,146
      Separate account liabilities                                             441,189             381,768
-----------------------------------------------------------------------------------------------------------
                Total liabilities                                              679,400             520,914
-----------------------------------------------------------------------------------------------------------

Commitments and contingencies
-----------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $10 par value; 200,000 shares
           authorized, issued, and outstanding at
           December 31, 2005 and 2004                                            2,000               2,000
      Additional paid-in capital                                                15,500              15,500
      Retained earnings                                                         47,881              44,999
      Accumulated other comprehensive income                                     1,381               3,777
-----------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                      66,762              66,276

-----------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity             $       746,162             587,190
-----------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Operations

                  Years Ended December 31, 2005, 2004, and 2003
                                 (in thousands)


                                                                   2005             2004             2003
--------------------------------------------------------------------------------------------------------------
Revenue:
      Life insurance premiums                                $        2,086            2,247            2,352
      Annuity considerations and policy fees                          8,110            5,851            4,955
      Accident and health premiums                                   18,701           15,778           17,748
--------------------------------------------------------------------------------------------------------------
               Total premiums and considerations                     28,897           23,876           25,055

      Premiums ceded                                                  8,095            7,448            9,310
--------------------------------------------------------------------------------------------------------------
               Net premiums and considerations                       20,802           16,428           15,745

      Investment income, net                                          9,930            8,280            6,500
      Realized investment gains, net                                     23              662              705
      Other                                                             462              360              342
--------------------------------------------------------------------------------------------------------------
               Total revenue                                         31,217           25,730           23,292
--------------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Life insurance benefits                                         1,171             (111)           1,335
      Annuity benefits                                                6,915            2,811            7,761
      Accident and health insurance benefits                         13,956            6,900           11,641
--------------------------------------------------------------------------------------------------------------
               Total benefits                                        22,042            9,600           20,737
                                                                      5,493                -                -
      Benefit recoveries                                              5,493            1,560            4,489
--------------------------------------------------------------------------------------------------------------
               Net benefits                                          16,549            8,040           16,248

      Commissions and other agent compensation                        9,349            5,052            5,224
      General and administrative expenses, affiliated                 8,202            6,011            8,312
      General and administrative expenses, non-affiliated             1,223              682              992
      Taxes, licenses, and fees                                         491              212              977
      Change in deferred acquisition costs, net                      (7,833)          (3,032)            (846)
--------------------------------------------------------------------------------------------------------------
               Total benefits and expenses                           27,981           16,965           30,907
--------------------------------------------------------------------------------------------------------------

               Income (loss) from operations before
                    income taxes                                      3,236            8,765           (7,615)
--------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
      Current                                                         1,439            1,869             (591)
      Deferred                                                       (1,085)             662           (2,197)
--------------------------------------------------------------------------------------------------------------
               Total income tax expense (benefit)                       354            2,531           (2,788)
--------------------------------------------------------------------------------------------------------------
               Net income (loss)                             $        2,882            6,234           (4,827)
--------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.
                                        4


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                    Statements of Comprehensive Income (Loss)

                  Years Ended December 31, 2005, 2004, and 2003
                                 (in thousands)


                                                                      2005          2004              2003
--------------------------------------------------------------------------------------------------------------
Net income (loss)                                                 $    2,882         6,234            (4,827)
--------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
  Unrealized (losses) gains on fixed-maturity and equity securities:
     Unrealized holding (losses) gains arising during the period, net of effect of shadow adjustments of $224 in 2005 and
       net of tax (benefit) expense of $(1,282), $667, and $(12) in
       2005, 2004, and 2003, respectively                              (2,381)       1,239              (21)
     Reclassification adjustment for realized gains
       included in net income, net of tax benefit of $7,
       $232, and $247 in 2005, 2004, and 2003, respectively               (15)        (430)            (458)
--------------------------------------------------------------------------------------------------------------
                     Total other comprehensive (loss) income           (2,396)         809             (479)
--------------------------------------------------------------------------------------------------------------
                     Total comprehensive income (loss)            $       486        7,043            (5,306)
--------------------------------------------------------------------------------------------------------------




 See accompanying notes to financial statements.
                                        5


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Stockholder's Equity

                  Years Ended December 31, 2005, 2004, and 2003
                                 (in thousands)


                                                                  2005           2004            2003
---------------------------------------------------------------------------------------------------------

Common stock:
      Balance at beginning and end of year                 $        2,000           2,000          2,000
---------------------------------------------------------------------------------------------------------

Additional paid-in capital:
      Balance at beginning and end of year                         15,500          15,500         15,500
---------------------------------------------------------------------------------------------------------

Retained earnings:
      Balance at beginning of year                                 44,999          38,765         43,592
      Net income (loss)                                             2,882           6,234         (4,827)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       47,881          44,999         38,765
---------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income:
      Balance at beginning of year                                  3,777           2,968          3,447
      Net unrealized (loss) gain on investments during
          the year, net of shadow adjustments
          and deferred federal income taxes                        (2,396)            809           (479)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                        1,381           3,777          2,968
---------------------------------------------------------------------------------------------------------

                    Total stockholder's equity             $       66,762          66,276         59,233
---------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.
                                        6

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Cash Flows

                  Years Ended December 31, 2005, 2004, and 2003
                                 (in thousands)

                                                                              2005            2004            2003
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
      Net income (loss)                                                 $        2,882           6,234          (4,827)
-----------------------------------------------------------------------------------------------------------------------

      Adjustments to reconcile net income (loss) to net
         cash (used in) provided by operating activities:
          Realized investment gains                                                (23)           (662)           (705)
          Unrealized loss on annuity-related reserves                               42               -               -
          Deferred federal income tax (benefit) expense                         (1,085)            662          (2,197)
          Charges to policy account balances                                       (19)            331             (98)
          Interest credited to policy account balances                           5,193           4,350           4,920
          Depreciation and amortization                                            456             611             209
          Change in:
               Receivables and other assets                                     (1,098)           (335)           (337)
               Reinsurance recoverable                                            (806)          3,994              63
               Deferred acquisition costs                                       (7,833)         (3,032)           (846)
               Deferred sales inducements                                       (2,591)         (4,396)              -
               Future benefit reserves                                             295          (9,786)          8,194
               Policy and contract claims                                        2,638          (5,857)          4,908
               Unearned premiums                                                    12               4             (88)
               Other policyholder funds                                          2,010             441             440
               Reinsurance payable                                                 429             (52)            (52)
               Accrued expenses and other liabilities                             (265)           (333)            370
               Commissions due and accrued                                        (117)             43            (101)
               Current tax (recoverable) payable                                  (428)          2,810          (1,667)
               (Receivable) payable (from) to parent                            (1,893)          2,194          (1,262)
-----------------------------------------------------------------------------------------------------------------------
                         Total adjustments                                      (5,083)         (9,013)         11,751
-----------------------------------------------------------------------------------------------------------------------

               Net cash (used in) provided by operating activities              (2,201)         (2,779)          6,924
-----------------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed-maturity securities                                   (130,395)        (66,688)       (115,500)
      Purchase of equity securities                                               (150)            (45)            (26)
      Sale and redemption of fixed-maturity securities                          43,001          39,076          57,012
      Sale of equity securities, tax free exchanges, and spin-offs                 143              61              23
      Change in securities held under agreements to
          repurchase                                                               878               -          (3,135)
      Net change in short-term securities                                       (1,508)         15,132          (6,889)
      Other, net                                                                    44             (60)             (4)
-----------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                    (87,987)        (12,524)        (68,519)
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                              101,145          17,437          68,824
      Policyholders' withdrawals from account balances                         (10,453)          1,969          (4,749)
      Policyholders' net transfers between account balances                       (641)         (3,688)         (6,456)
      Change in amounts drawn in excess of bank balances                         2,152            (191)             55
-----------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                 92,203          15,527          57,674
-----------------------------------------------------------------------------------------------------------------------

               Net change in cash                                                2,015             224          (3,921)

Cash at beginning of year                                                        3,591           3,367           7,288
-----------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                    $         5,606           3,591           3,367
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

(1)   ORGANIZATION

     Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz
     Life) which, in turn, is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See note 11 to these financial statements for further information.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and group life policies in six states and the District of Columbia. Based on 2005 statutory net premium, 93%, 6%, and 1% of the Company's business is annuity, accident and health, and life, respectively. The annuity business consists of equity-indexed, variable and five-year deferral annuities representing 50%, 44%, and 6% of 2005 statutory net premium, respectively. Accident and health business is comprised of HMO reinsurance, stop loss, and provider excess. Life business is comprised of both traditional and group life and consists principally of term insurance policies. The Company's primary distribution channels are through independent agents and third-party marketing organizations.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations, could cause actual results to differ from the estimates used in the financial statements. Such changes in estimates are recorded in the period they are determined.

     NONTRADITIONAL AND ANNUITY BUSINESS

     Nontraditional and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholders' accounts, while revenues consist of amounts assessed against contractholders, including surrender charges and earned administrative service fees. The timing of revenue recognition, as it relates to fees assessed on nontraditional and interest-sensitive contracts is determined based on the nature of such fees. Asset fees, cost of insurance, and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' account balance and are included in annuity benefits on the Statements of Operations. The change in fair value of embedded derivatives in equity-indexed products is included in net investment income.
                                      8                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) are periodically reviewed for recoverability and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected currently in the Statements of Operations.

     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain annuity contracts. The first type, an immediate

                                      9                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Sales inducements are deferred as paid or credited to contract holders. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Changes in sales inducements are recorded in annuity benefits in the Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations on the Statements of Operations

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 4.5% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for interest-sensitive products, which include fixed deferred annuities, are generally carried at accumulated contract values. For equity-indexed products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Certain equity-indexed annuity products provide for additional benefits payable upon annuitization. An additional liability is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using capital market assumptions along with estimates of future policyholder behavior.

                                     10                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)


     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for consistently with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     INVESTMENTS

     The Company classifies certain fixed-maturity and equity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related unrealized gains and losses, net, are credited or charged directly to accumulated other comprehensive income in stockholder's equity. Securities held under repurchase agreements and forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at their unpaid principal balances.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Realized gains and losses are computed based on the specific-identification method. Sale lots with the highest cost basis on the trade date are sold first. The Company adjusts DAC and DSI for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related shadow adjustments for DAC, DSI, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date.

     The Company reviews the entire investment portfolio each quarter to determine whether or not declines in fair value are other than temporary. Prior to 2005, equity securities that had a fair value at least 20% below average cost for at least six months were considered other than temporarily impaired. Fixed-income securities meeting the same criteria were also reviewed for possible impairment. Effective in 2005, the Company changed the policy so that equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months are considered other than temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other than temporarily impaired, and may result in an equity security being impaired. Once an equity security is deemed impaired, the Company limits its outlook for fair

                                     11                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)


     value recovery and intent to hold to one quarterly reporting period. Fixed-income securities meeting the 20% below average cost criteria are also reviewed for possible impairment. However, factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, are also used to determine whether fixed-income securities are considered other than temporarily impaired.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Statements of Operations. The Company may adjust DAC and DSI for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

     Dividends are accrued on the date they are declared. Interest is accrued as earned.

     As of December 31, 2005 and 2004, investments with a carrying value of $1,702 and $1,779, respectively, were pledged to the New York Superintendent of Insurance, as required by statutory regulation.

     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     Forward commitment contracts are accounted for under the guidance prescribed by Statement of Financial Accounting Standards (SFAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed "regular way" treatment and may be excluded from derivative accounting treatment. These standards are explained further in the Recently Issued Accounting Pronouncements section of this note. As of December 31, 2005 and 2004, the Company did not have any outstanding commitments to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to-be- announced" (TBA) basis. However, the Company entered into commitments during 2005 and 2004 that had settled by year-end. The interest rate on these securities that were commitments during 2003 was 6.5%. The Company received income from commitments of this type totaling $0, $0, and $11 in 2005, 2004, and 2003, respectively, which is reported in net investment income on the Statements of Operations.

     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2005 and 2004, mortgage-backed securities underlying such agreements were carried at a fair value of $879 and $0, respectively. The Company carried a liability representing the funds received under these agreements of $878 and $0 in 2005 and 2004, respectively. The interest rate on these securities ranged from 5.0% to 6.5% in both 2005 and 2004 and 5.0% to 6.0% in 2003. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $52, $75, and $117 in 2005, 2004, and 2003, respectively, which is reported in net investment income on the Statements of Operations.

     RECEIVABLES

     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.


                                     12                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)


     INCOME TAXES

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the Balance Sheets. Any such change could significantly affect the amounts reported in the Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 10).

     The Company and the Company's parent, Allianz Life, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations, and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company generally will be paid for the tax benefit on its losses and any other tax attributes to the extent it could have obtained a benefit against its post-1990 separate return tax liability.

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts, where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB) and a guaranteed minimum income benefit (GMIB). These guarantees provide for benefits that are payable to the contractholder in the event of death or annuitization.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations on the Statements of Operations. Administrative and other services are included in fee and commission revenue on the Statements of Operations. Changes in the liabilities for minimum guarantees are included in annuity benefits on the Statements of Operations.

                                     13                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

          o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
          o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value, adjusted for withdrawals.
          o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are two versions of ratchet, with the difference based on the definition of anniversary: annual--evaluated annually, and six year--evaluated every sixth year.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

          o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
          o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
          o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums, adjusted for withdrawals accumulated with a compound interest rate.

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

                                                       2005                                          2004
                                      -------------------------------------------   ------------------------------------------
Guaranteed Minimum Death                Account       Net Amount      Weighted         Account      Net Amount     Weighted
   Benefits (GMDB)                       Value         at Risk           Age            Value         at Risk         Age
----------------------------------    -------------  -------------   ------------   --------------  ------------  ------------
   Return of premium                $      115,552              6        61.8     $        93,866             -         61.8
   Ratchet & return of premium             175,178          1,126        60.4             119,491         1,310         61.1
   Reset                                   230,033          1,676        69.4             252,653         2,747         68.7
                                      -------------  -------------                  --------------  ------------
          Total                     $      520,763          2,808                 $       466,010         4,057
                                      =============  =============                  ==============  ============

Guaranteed Minimum Income               Account       Net Amount      Weighted         Account      Net Amount     Weighted
   Benefits (GMIB)                       Value         at Risk           Age            Value         at Risk         Age
----------------------------------    -------------  -------------   ------------   --------------  ------------  ------------
   Return of premium                $        8,189              -        62.4     $         4,120             -          65.0
   Ratchet & rollup                        118,264             46        57.8              46,359             2          57.7
                                      -------------  -------------                  --------------  ------------
          Total                     $      126,453             46                 $        50,479             2
                                      =============  =============                  ==============  ============

    At December 31, 2005 and 2004, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

                                     14                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

         Investment Type                                        2005              2004
--------------------------------------------------------------------------     ------------
Mutual Funds:
    Bond                                                  $       65,416          69,719
    Domestic equity                                              191,611         166,240
    International equity                                          62,355          53,500
    Specialty                                                    100,057          77,664
                                                            --------------     ------------
       Total mutual fund                                         419,439         367,123
Money market funds                                                20,446          13,293
                                                            --------------     ------------
                        Total                             $      439,885         380,416
                                                            ==============     ============


The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves in the Balance Sheets:



                                                                 GMDB               GMIB         Totals
-------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                       $           1,091                 -        1,091
      Incurred guaranteed benefits                                 (625)               21         (604)
      Paid guaranteed benefits                                      (88)                -          (88)
                                                        -----------------------------------------------
Balance as of December 31, 2004                                     378                21          399
                                                        -----------------------------------------------
      Incurred guaranteed benefits                                  355               102          457
      Paid guaranteed benefits                                     (300)                -         (300)
                                                        -----------------------------------------------
Balance as of December 31, 2005                       $             433               123          157
                                                        ===============================================

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2005 and 2004:
     o    100 stochastically generated investment performance scenarios.
     o    Mean investment performance assumption was 7.96%.
     o    Volatility assumption was 13.69%.
     o    Mortality is assumed to be 80% of the 1994 MGDB Mortality Table.
     o Lapse rates vary by contract type and duration. Spike rates could approach 45%, with an ultimate rate around 15%.
     o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
     o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%), less the applicable mortality and expense rate.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

                                     15                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January 2003, the Financial Accounting Standards Board (FASB) issued SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 149 further clarified the definition of a derivative and accounting for "regular way" securities trades. Adoption of this Statement did not have a material impact on the Financial Statements.

In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. This Statement was effective for fiscal years beginning after December 15, 2003 and did not have a material impact on the financial statements, except for a reclassification related to DSI.

In November 2003, the FASB's Emerging Issues Task Force (EITF) issued EITF 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS. The EITF reached a consensus requiring quantitative and qualitative disclosures for debt and marketable equity securities classified as available for sale or held to maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, and SFAS No. 124, ACCOUNTING FOR CERTAIN INVESTMENTS HELD BY NOT-FOR-PROFIT ORGANIZATIONS, that are in an unrealized loss position at the balance sheet date, but for which an other-than-temporary impairment has not been recognized. The FASB has subsequently reconsidered EITF 03-1 in its entirety and consolidated existing GAAP requirements; however, the disclosure provisions will remain in effect until full reconsideration is completed. The Company is complying with the disclosure requirements.

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. This standard is effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of error made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. The Company does not expect a financial impact upon adoption.

In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS (DAC) ON INTERNAL Replacements, which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. This Statement is effective for fiscal years beginning on January 1, 2007. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing off the existing DAC balance. The Company has not yet quantified the impact.

In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, effective for reporting periods beginning after December 15, 2005, with earlier application permitted. FSP addresses determination as to when an investment is considered impaired, whether that impairment is other than temporary and subsequent recognition of an other-than-temporary impairment, and disclosures on unrealized losses. The Company will adopt beginning January 1, 2006 and does not expect a financial impact upon adoption.

                                     16                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2005, the Company changed its method of presentation for certain active life and premium deficiency reserves by reclassifying these reserves from policy and contract claims to future policy benefit reserves on the Statements of Operations. This reclassification was made to better reflect the nature of these reserves as future benefits instead of claims activity. Certain 2004 and 2003 balances have been reclassified to reflect the new presentation.

                                     17                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

(3)  RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how the Company attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- and variable-rate income securities or transactions with other parties, such as reinsurers, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Finance Committee (FiCO) specifies the asset allocation among major asset classes and a benchmark for each asset class. FiCO provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. FiCO is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. FiCO, and subsequently the Board of Directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of New York basket clause.

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies on in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     The Company designs products with features that attempt to help mitigate the risk of high levels of product surrenders when interest rates change.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could have to sell assets prior to maturity and potentially recognize a gain or loss or potentially borrow money. In investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability.

     The Company attempts to mitigate risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its

                                     18                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     liabilities, both at inception and on an ongoing basis. Asset and liability matching models used by the Company mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared to the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Equity indexed annuity (EIA) products provide benefits to the policy value based on the growth of market indexes (Standard and Poor's (S&P) 500 and NASDAQ 100).

     An additional risk is that some variable annuity products have guarantees, GMIB and GMDB, that provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn.

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for the Company's products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contract holders.

     The Company attempts to mitigate risk by offering a broad range of annuity products and by operating in several jurisdictions. The Company actively monitors all market related exposure and has affiliated members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are as at least as rigorous, and usually exceeding, the requirements of regulators.

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

                                     19                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

(4)  INVESTMENTS

     Investments at December 31, 2005 consist of:


                                                                                                         Amount
                                                            Amortized              Estimated            shown on
                                                              cost                  fair                 Balance
                                                             or cost                value                 Sheet
----------------------------------------------------------------------------------------------------------------

Fixed-maturity securities:
      U.S. government                                 $           70,951             71,334              71,334
      States and political subdivisions                            2,350              2,353               2,353
      Foreign government                                             657                655                 655
      Public utilities                                            10,446             10,483              10,483
      Corporate securities                                        96,666             99,440              99,440
      Mortgage-backed securities                                  64,976             63,871              63,871
----------------------------------------------------------------------------------------------------------------

           Total fixed-maturity securities                       246,046            248,136             248,136
----------------------------------------------------------------------------------------------------------------

Securities held under agreements to repurchase                       866                879                 879
----------------------------------------------------------------------------------------------------------------

Equity securities:
      Common stocks:
           Banks, trusts, and insurance companies                    109                140                 140
           Industrial and miscellaneous                              725                939                 939
----------------------------------------------------------------------------------------------------------------

           Total equity securities                                   834              1,079               1,079
----------------------------------------------------------------------------------------------------------------

Other investments:
      Short-term securities                                        6,890              XXXXX               6,890
      Policy loans                                                    34              XXXXX                  34
----------------------------------------------------------------------------------------------------------------

           Total other investments                                 6,924              XXXXX               6,924
----------------------------------------------------------------------------------------------------------------

                  Total investments                   $          254,670              XXXXX             257,018
----------------------------------------------------------------------------------------------------------------


                                     20                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     At December 31, 2005 and 2004, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of securities are as shown in the following table.

                                                   Amortized         Gross           Gross         Estimated
                                                     cost          unrealized      unrealized         fair
                                                    or cost          gains           losses          value
---------------------------------------------------------------------------------------------------------------

2005:
    Fixed-maturity securities:
        U.S. government                        $        70,951           1,093             710          71,334
        States and political subdivisions                2,350              26              23           2,353
        Foreign government                                 657               -               2             655
        Public utilities                                10,446             156             119          10,483
        Corporate securities                            96,666           3,670             896          99,440
        Mortgage-backed securities                      64,976              95           1,200          63,871
---------------------------------------------------------------------------------------------------------------
           Total fixed-maturity securities             246,046           5,040           2,950         248,136
    Securities held under agreements to
        repurchase                                         866              17               4             879
    Equity securities                                      834             252               7           1,079
---------------------------------------------------------------------------------------------------------------
           Total                               $       247,746           5,309           2,961         250,094
---------------------------------------------------------------------------------------------------------------

2004:
    Fixed-maturity securities:
        U.S. government                        $        21,354             462             245          21,571
        States and political subdivisions                  518               -              40             478
        Foreign government                                 668               8               -             676
        Public utilities                                 3,973             242               -           4,215
        Corporate securities                            82,104           5,192             208          87,088
        Mortgage-backed securities                      51,308             279             109          51,478
---------------------------------------------------------------------------------------------------------------
           Total fixed-maturity securities             159,925           6,183             602         165,506
    Equity securities                                      854             244              16           1,082
---------------------------------------------------------------------------------------------------------------
           Total                               $       160,779           6,427             618         166,588
---------------------------------------------------------------------------------------------------------------



                                     21                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     The net unrealized gains on securities included in stockholder's equity consist of the following at December 31:

                                                             2005               2004               2003
----------------------------------------------------------------------------------------------------------

     Fixed maturities                            $            2,090              5,581              4,412
     Securities held under agreements
         to repurchase                                           13                  -                  -
     Equities                                                   245                228                153
     Adjustments for:
         Shadow adjustments for deferred
            policy acquisition costs and
            deferred sales inducements                         (224)                 -                  -
         Deferred taxes                                        (743)            (2,032)            (1,597)
----------------------------------------------------------------------------------------------------------

              Net unrealized gains               $            1,381              3,777              2,968
----------------------------------------------------------------------------------------------------------

     The changes in net unrealized (losses) gains on fixed-maturity securities and securities held under agreements to repurchase before adjustments for deferred taxes and deferred acquisition costs were $(3,478), $1,169, and $(1,004) in each of the years ended December 31, 2005, 2004, and 2003, respectively.

     The change in net unrealized gains from equity investments, before deferred taxes, were $17, $75, and $268 for the years ended December 31, 2005, 2004, and 2003, respectively.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $72,834 as of December 31, 2005.

                                                                             Amortized             Estimated
                                                                                cost              fair value
----------------------------------------------------------------------------------------------------------------

       Due in one year or less                                         $            2,533                 2,540
       Due after one year through five years                                       21,329                21,328
       Due after five years through ten years                                      70,606                70,708
       Due after ten years                                                         86,602                89,689
       Mortgage-backed securities                                                  64,976                63,871
----------------------------------------------------------------------------------------------------------------
                Totals                                                 $          246,046               248,136
----------------------------------------------------------------------------------------------------------------

     Proceeds from sales of fixed-maturity securities investments were $13,095, $19,287, and $38,076 during 2005, 2004, and 2003, respectively. Proceeds from tax-free exchanges on fixed-maturity securities were $704 during 2005. Gross gains of $259, $955, and $841 and gross losses of $210, $259, and $71 were realized on those sales and tax-free exchanges of securities in 2005, 2004, and 2003, respectively. There were no losses for other-than-temporary impairment on fixed-maturity securities in 2005, 2004, and 2003. Forward commitments of $11,022, $31,574, and $0 were purchased and $11,022, $31,574, and $5,396 were sold by the Company during 2005, 2004, and 2003, respectively.

     Proceeds from the sale of equity securities were $115, $52, and $10 during 2005, 2004, and 2003, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from equity securities were $28, $9, and $13 during 2005, 2004, and 2003, respectively. Gross gains of $17, $5, and $1 and gross losses of $6, $3, and $2

                                     22                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     were realized on those sales in 2005, 2004, and 2003, respectively. In 2005, 2004, and 2003, losses of $37, $36, and $64, respectively, were recognized on equity securities for other-than-temporary impairment.

     Net realized investment gains (losses) for the years ended December 31, are summarized as follows:

                                                                 2005                2004                2003
--------------------------------------------------------------------------------------------------------------

Fixed-maturity securities                                 $       49                  696                 770
Equity securities                                                (26)                 (34)                (65)
--------------------------------------------------------------------------------------------------------------
           Net gains before taxes                                 23                  662                 705

Tax expense on net realized gains                                  8                  232                 247
--------------------------------------------------------------------------------------------------------------

           Net gains after taxes                          $       15                  430                 458
--------------------------------------------------------------------------------------------------------------



     Major categories of net investment income for the respective years ended
     December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed-maturity securities.

                                                                  2005              2004              2003
----------------------------------------------------------------------------------------------------------------

Interest:
      Fixed-maturity securities                           $          9,764             8,211              6,356
      Short-term securities                                            247               102                120
      Policy loans                                                       5                 2                  1
Dividends:
      Equity securities                                                 22                26                 17
Change in fair value of equity-indexed annuity
      and guaranteed benefit-related options                           (42)                -                  -
Income from securities held under
      forward commitments                                                -                 -                 11
Other invested assets                                                    -                 5                  2
----------------------------------------------------------------------------------------------------------------
           Total investment income                                   9,996             8,346              6,507

Investment expenses                                                     66                66                  7
----------------------------------------------------------------------------------------------------------------

           Net investment income                          $          9,930             8,280              6,500
----------------------------------------------------------------------------------------------------------------






                                     23                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     Unrealized losses on available-for-sale securities and the related fair value for the years ended December 31, are shown below:

                                             12 months or less          Greater than 12 months            Total
                                       ----------------------------  ---------------------------  -------------------------
                                                        Unrealized                  Unrealized                 Unrealized
                                          Fair value      losses       Fair value     losses      Fair value       losses
                                       ----------------------------  ---------------------------  -------------------------
2005:
    Fixed-maturity securities:
      U.S. government                   $    24,976          314        11,702           396       36,678           710
      States and political subdivisions         494           23             -             -          494            23
      Foreign government                        655            2             -             -          655             2
      Public utilities                        6,959          119             -             -        6,959           119
      Corporate securities                   32,266          708         3,322           188       35,588           896
      Mortgage-backed securities             44,944          966         7,896           234       52,840         1,200
------------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities     110,294        2,132        22,920           818      133,214         2,950
    Securities held under agreements
      to repurchase                             338            4             -             -          338             4
    Equity securities                            68            7             -             -           68             7
------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
        securities                      $   110,700        2,143        22,920           818      133,620         2,961
------------------------------------------------------------------------------------------------------------------------

2004:
    Fixed-maturity securities:
      States and political subdivisions $    17,091          245             -             -       17,091           245
      Foreign government                          -            -           478            40          478            40
      Corporate securities                    1,273           15         7,510           193        8,783           208
      Mortgage-backed securities             24,146           52         4,180            57       28,326           109
------------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities      42,510          312        12,168           290       54,678           602
    Equity securities                            90           10            45             6          135            16
------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
        securities                      $    42,600          322        12,213           296       54,813           618
------------------------------------------------------------------------------------------------------------------------

     As of December 31, 2005 and 2004, the number of investment holdings that were in an unrealized loss position was 147 and 36, respectively, for fixed-maturity securities, and 5 and 13, respectively, for equity securities. The Company's unrealized losses are primarily from increases in interest rates.

     As of December 31, 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry, or geographic location.


                                     24                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

(5)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                 2005                           2004
                                                ----------------------------   ----------------------------
                                                 Carrying          Fair         Carrying          Fair
                                                  amount           value         amount           value
                                                ------------    ------------   ------------    ------------
Financial assets
      Fixed-maturity securities:
           U.S. government                    $      71,334          71,334         21,571          21,571
           States and political subdivisions          2,353           2,353            478             478
           Foreign governments                          655             655            676             676
           Public utilities                          10,483          10,483          4,215           4,215
           Corporate securities                      99,440          99,440         87,088          87,088
           Mortgage-backed securities                63,871          63,871         51,478          51,478
      Equity securities                               1,079           1,079          1,082           1,082
      Securities held under agreements
           to repurchase                                879             879              -               -
      Short-term securities                           6,890           6,890          5,382           5,382
      Policy loans                                       34              34             78              78
      Cash                                            5,606           5,606          3,591           3,591
      Separate account assets                       441,189         441,189        381,768         381,768

Financial liabilities
      Investment contracts                          124,351         113,875         25,168          23,730
      Securities held under agreements
           to repurchase                                878             878              -               -
      Separate account liabilities                  441,189         431,074        381,768         373,624

-----------------------------------------------------------------------------------------------------------


     Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the Balance Sheets.

     The fair value of fixed-maturity securities, equity securities, and securities held under agreements to repurchase is based primarily on independent pricing services and, in certain instances, through the use of broker quotes and other independent information. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds.

     Fair value of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values of investment contracts are based on the amount payable on demand at December
     31. Carrying value of liabilities of funds borrowed under securities held under agreements to repurchase approximates fair value due to the short-term nature of these liabilities. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

                                     25                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

(6)  DEFERRED ACQUISITION COSTS

     Deferred acquisition costs at December 31, and the changes in the balance for the years then ended are as follows:

                                                                   2005             2004             2003
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $         17,383          14,351           13,505

     Capitalization                                                   11,270           5,991            6,140
     Interest                                                          1,280           1,203            1,006
     Amortization                                                     (4,717)         (4,162)          (6,300)
     Change in shadow DAC                                               (115)              -                -

--------------------------------------------------------------------------------------------------------------
Balance, end of year                                        $         25,101          17,383           14,351
--------------------------------------------------------------------------------------------------------------


(7)  DEFERRED SALES INDUCEMENTS

     Deferred sales inducements at December 31, and the changes in the balance for the years then ended are as follows:

                                                                              2005        2004
--------------------------------------------------------------------------------------------------

Balance, beginning of year                                               $       4,396          -

      Reclass from policy and contract account
          balances - SOP 03-1                                                        -        558
      Deferrals                                                                  3,385      4,038
      Interest                                                                     372        142
      Amortization                                                              (1,166)      (342)
      Change in shadow DSI                                                        (109)         -

----------------------------------------------------------------------------------------------------
Balance, end of year                                                     $       6,878      4,396
----------------------------------------------------------------------------------------------------



(8)  ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2005 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.


                                     26                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     Activity in the accident and health claim reserves is summarized as follows:

                                                                                 2005         2004         2003
---------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
      of $4,026, $6,829, and $5,816, respectively                          $        9,376       12,346         8,450

Commutations                                                                            -       (1,272)            -

Incurred related to:
      Current year                                                                  9,283        7,058         7,575
      Prior years                                                                    (170)      (2,891)         (252)
---------------------------------------------------------------------------------------------------------------------
Total incurred                                                                      9,113        4,167         7,323
---------------------------------------------------------------------------------------------------------------------

Paid related to:
      Current year                                                                  1,873        1,677           737
      Prior years                                                                   5,140        4,188         2,690
---------------------------------------------------------------------------------------------------------------------
Total paid                                                                          7,013        5,865         3,427
---------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance recoverables
      of $4,782, $4,026, and $6,829, respectively                          $       11,476        9,376        12,346
---------------------------------------------------------------------------------------------------------------------

     Incurred losses related to prior years during 2005, 2004, and 2003 were due to unanticipated favorable claim development in both group accident and health business and medical excess of loss business.

(9)  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company has a maximum retention level on HMO reinsurance and managed care medical stop loss of $1,180, and limits other specific stop loss policies to $600 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

                                     27                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     Life insurance, annuities, and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           Percentage
                                                            Assumed          Ceded                          of amount
                                             Direct        from other       to other         Net             assumed
        Year ended                           amount        companies       companies        amount           to net
---------------------------------------------------------------------------------------------------------------------

December 31, 2005:

Life insurance in force                 $       139,707              -          83,338         56,369           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                               $         2,086              -             922          1,164           0.0%
     Annuities                                    8,110              -               -          8,110           0.0%
     Accident and health                         10,207          8,494           7,173         11,528          73.7%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                  $        20,403          8,494           8,095         20,802          40.8%
---------------------------------------------------------------------------------------------------------------------

December 31, 2004:

Life insurance in force                 $       256,970              -         101,673        155,297           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                               $         2,247              -           1,590            657           0.0%
     Annuities                                    5,851              -               -          5,851           0.0%
     Accident and health                          9,214          6,564           5,858          9,920          66.2%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                  $        17,312          6,564           7,448         16,428          40.0%
---------------------------------------------------------------------------------------------------------------------

December 31, 2003:

Life insurance in force                 $       263,731              -         110,700        153,031           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                               $         2,352              -           1,674            678           0.0%
     Annuities                                    4,955              -               -          4,955           0.0%
     Accident and health                         11,500          6,248           7,636         10,112          61.8%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                  $        18,807          6,248           9,310         15,745          39.7%
---------------------------------------------------------------------------------------------------------------------


     Included in reinsurance recoverables at December 31, 2005 and 2004 are recoverables on paid claims, unpaid claims, future benefit reserves, and policy and contract account balances from Allianz Life of $0 and $1, respectively. Also included in reinsurance recoverables at December 31, 2005 is a $3,704 recoverable from one insurer who, as of December 31, 2005, was not rated by A.M. Best's Insurance Reports; therefore, the Company has a trust agreement in place to cover any potential exposure.

     Throughout 2005, 2004, and 2003, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group life and accident and health reinsurance-assumed, and excess of loss health insurance business as well as business produced through the broker administrator distribution

                                     28                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     channel. In connection with these agreements, the Company has ceded premiums of $33, $1,443, and $1,672 and received expense allowances of $1, $306, and $323 in 2005, 2004, and 2003, respectively.

     To minimize risk associated with terminated business throughout 2004, the Company entered into assumption reinsurance agreements whereby certain blocks of business were sold to unrelated insurance companies. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. In connection with these agreements, the Company transferred reserves of $2,249 in 2004 and recognized a gain of $73 in 2004.

     Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                     Assumed                                Ceded
                                       -----------------------------------    ------------------------------------
                                         2005         2004        2003          2005         2004         2003
------------------------------------------------------------------------------------------------------------------

Life insurance in force             $          -            -           -             -            -            -
------------------------------------------------------------------------------------------------------------------

Premiums:
    Life                            $          -            -           -             -           (3)           3
    Accident and health                       37          (14)         46             7            -          891
------------------------------------------------------------------------------------------------------------------

              Total premiums        $         37          (14)         46             7           (3)         894
------------------------------------------------------------------------------------------------------------------


     Effective January 1, 2005, the Company entered into a new multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumes risk related to excess of loss medical coverage. In addition, the Company cedes future business exceeding the Company's retention limit to Allianz Life.

(10) INCOME TAXES

     INCOME TAX (BENEFIT) EXPENSE

     Total income tax (benefit) expense for the years ended December 31 are as follows:

                                                                              2005            2004           2003
-------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) attributable to operations:
      Current tax expense (benefit)                                   $        1,439           1,869          (591)
      Deferred tax (benefit) expense                                          (1,085)            662        (2,197)
-------------------------------------------------------------------------------------------------------------------
          Total income tax expense (benefit)
                  attributable to operations                                     354           2,531        (2,788)

Income tax effect on equity:
      Attributable to unrealized
          gains and losses for the year                                       (1,290)            435          (259)
-------------------------------------------------------------------------------------------------------------------


          Total income tax effect on equity                           $         (936)          2,966        (3,047)
-------------------------------------------------------------------------------------------------------------------


                                     29                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

     Income tax expense (benefit) computed at the statutory rate of 35% varies from tax expense (benefit) reported in the Statements of Operations for the respective years ended December 31 as follows:

                                                                               2005          2004           2003
-----------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) computed at the statutory rate         $         1,132         3,068         (2,665)
Dividends-received deductions and tax-exempt interest                          (646)         (383)          (160)
Other                                                                          (132)         (154)            37
-----------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) as reported                 $           354         2,531         (2,788)
-----------------------------------------------------------------------------------------------------------------

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31 are as follows:


                                                                                   2005                  2004
----------------------------------------------------------------------------------------------------------------
Deferred tax assets:
       Future benefit reserves                                         $            7,157                 3,745
       Impaired assets                                                                 63                    77
       Expense accruals                                                                28                    30
----------------------------------------------------------------------------------------------------------------
             Total deferred tax assets                                              7,248                 3,852
----------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
       Deferred acquisition costs                                                   7,437                 5,069
       Unrealized gains on investments                                                821                 2,032
       Due and deferred premium                                                       210                   188
       Other                                                                           86                   244
----------------------------------------------------------------------------------------------------------------

             Total deferred tax liabilities                                         8,554                 7,533
----------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                $            1,306                 3,681
----------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid (received) by the Company were $1,867, $(940), and $1,073 in 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, the Company had a tax payable to AZOA of $1,592 and $2,020, respectively, reported in income tax payable on the Balance Sheets.


                                     30                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

(11) RELATED-PARTY TRANSACTIONS

     During 2005, the Company entered into an agreement to sublease office space from Fireman's Fund Insurance Company (an affiliate). In connection with this agreement, the Company incurred rent expense of $64 in 2005, which is included in general and administrative expenses on the Statements of Operations.

     Allianz Life performs certain administrative services for the Company and the Company has incurred fees for these services of $8,197, $5,044, and $7,453 in 2005, 2004, and 2003, respectively. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2005 and 2004 was $0 and $533, respectively, and is included in payable to parent and affiliates on the Balance Sheets. At December 31, 2005, the Company had an overpayment for service fees of $470, which is recorded in receivable from parent and affiliates on the Balance Sheets.

     The Company incurred fees for certain administrative services provided by affiliated companies. The Company incurred fees of $5, $967, and $859 in 2005, 2004, and 2003, respectively. The Company's liability for these charges was $8 and $130 as of December 31, 2005 and 2004, respectively, and is included in payable to parent and affiliates on the Balance Sheets.

     The Company reinsured a portion of its group accident and health business with Allianz Life. See note 9 for further details.

     The Company has agreements with Pacific Investment Management Company (PIMCO), an affiliate, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by PIMCO. Income recognized by the Company from PIMCO for distribution and in-force related costs as a result of providing investment options to the policyholders was $38, $17 and $6 during 2005, 2004, and 2003, respectively, which is included in other on the Statements of Operations. The receivable for these fees at December 31, 2005 and 2004 was $12 and $2, respectively, which are included in receivables on the Balance Sheets.


(12) EMPLOYEE BENEFIT PLANS

     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by ERISA. Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Profit-sharing contributions have not been declared since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. The Company may also declare a discretionary match following year-end. The Company declared a discretionary match of 2.5% of employees' salaries for each of the plan years ended December 31, 2005 and 2004, reported in general and administrative expenses on the Statements of Operations and funded in 2006 and 2005, respectively. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund, but may, at the discretion of the Company, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $134, $114, and $157 in 2005, 2004, and 2003, respectively, toward the AAAP matching contributions and administration expenses.

                                     31                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     In addition to the AAAP, the Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan.

(13) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

     The statutory capital and surplus of the Company as of December 31, 2005 and 2004 was $53,321 and $53,867, respectively. The statutory net income
     (loss) of the Company for the years ended December 31, 2005, 2004, and 2003 was $3,031, $4,440, and $(1,314), respectively.

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2005 and 2004 were in compliance with these requirements. In accordance with New York statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2005, 2004, and 2003.

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control-level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 1,291% and 1,932% as of December 31, 2005 and 2004, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(14)  COMMITMENTS AND CONTINGENCIES

     The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The financial services industry, including mutual fund, variable annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the National


     Association of Securities Dealers (NASD), and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and

                                     32                              (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003
                                 (in thousands)

     variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future.

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies. Recently, a model regulation was approved regarding the suitability of sales to seniors. This regulation is now being revised. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking.

     In addition, federal regulators have commenced a number of inquiries into the EIA industry and have issued various regulatory pronouncements. Among these are recent inquiries by the SEC and the NASD and a regulatory pronouncement by the NASD. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered EIAs as to how modern EIA products are structured; how the products are distributed; and whether certain EIAs should be required to register as securities. The NASD also has commenced various inquiries regarding EIA products. Most recently, the NASD has inquired regarding transactions that involve exchanges from variable annuities into EIAs. In addition, the NASD in 2005 issued a regulatory Notice to Members advising NASD member firms of the unique issues raised by EIAs, and suggesting that broker-dealers consider taking various actions when their registered representatives sell EIAs as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding EIA sales by their representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company leases office space. Expense for the operating lease was $119, $165, and $157 in 2005, 2004, and 2003, respectively. The future minimum lease payments required under this operating lease are as follows:

                                             Operating Lease
-------------------------------------------------------------

2006                                          $          151
2007                                                     157
2008                                                     157
2009                                                     157
2010 and beyond                                        1,959
-------------------------------------------------------------
          Total                               $        2,581
-------------------------------------------------------------




                                     33                              (continued)

                                    ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                           Notes to Financial Statements

                                         December 31, 2005, 2004, and 2003
                                         (in thousands, except share data)

(15) SUPPLEMENTARY INSURANCE INFORMATION

     The following table summarizes certain financial information by line of business for 2005, 2004, and 2003:


                                  As of December 31                                 For the year ended December 31
                ---------------------------------------------  ---------------------------------------------------------------------
                               Future benefit
                                reserves and          Other      Net premium                     Net change      Net change
          Deferred              policy and           policy       revenue                           in             in
          policy     Deferred    contract           claims and   and other       Net              deferred       deferred      Other
        acquisition   sales      account   Unearned  benefits     contract   investment   Net      sales      acquisition  operating
           costs    inducements  balances  premiums  payable   considerations  income   benefits  inducements*    costs**   expenses
-------------------------------------------------------------  ---------------------------------------------------------------------

2005:
Life        $      -         -      1,506      67         424      1,164        110       570        -              -           295
Annuities     25,101     6,878    207,945       -           -      8,110      9,052     9,506   (2,591)        (7,833)       16,345
Accident
and health         -         -        523      40      16,259     11,528        768     9,064        -              -         2,625
------------------------------------------------------------------------------------------------------------------------------------

            $ 25,101     6,878    209,974     107      16,683     20,802      9,930    19,140   (2,591)        (7,833)       19,265
------------------------------------------------------------------------------------------------------------------------------------

2004:
Life        $      -         -      1,559      56         643        657        161       500        -              -           (92)
Annuities     17,383     4,396    112,292       -           -      5,851      7,098     6,649   (3,838)        (3,032)         9,574
Accident
and health         -         -        561      39      13,402      9,920      1,021     4,729        -              -          2,475
------------------------------------------------------------------------------------------------------------------------------------

            $ 17,383     4,396    114,412      95      14,045     16,428      8,280    11,878   (3,838)        (3,032)        11,957
------------------------------------------------------------------------------------------------------------------------------------

2003:
Life        $      -         -      3,038      48         727        678        209     1,076        -              -             68
Annuities     14,351         -    100,363       -           -      4,955      5,046     7,761        -           (846)        12,000
Accident
and health         -         -        399      43      19,175     10,112      1,245     7,411        -              -          3,437
------------------------------------------------------------------------------------------------------------------------------------

            $ 14,351         -    103,800      91      19,902     15,745      6,500    16,248        -           (846)        15,505
------------------------------------------------------------------------------------------------------------------------------------


*    See note 7 for aggregate gross amortization of deferred sales inducements.

**   See note 6 for aggregate gross amortization of policy acquisition costs.

                                       34


                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

      1.  Report of Independent Registered Public Accounting Firm.
      2.  Balance Sheets as of December 31, 2005 and 2004.
      3. Statements of Operations for the years ended December 31, 2005, 2004 and 2003.
      4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2005, 2004 and 2003.
      5.  Statements of Stockholder's Equity for the years ended
          December 31, 2005, 2004 and 2003.
      6.  Statements of Cash Flows for the years ended December 31, 2005,
          2004 and 2003.
      7.  Notes to Financial Statements

         The following financial statements of the Company are included in Part B hereof.

      1. Report of independent Registered Public Accounting Firm.
      2. Statements of Assets and Liabilities as of December 31, 2005.
      3. Statements of Operations for the period ended December 31, 2005.
      4. Statements of Changes in Net Assets for the years ended
         December 31, 2005 and 2004.
      5. Notes to Financial Statements - December 31, 2005.

      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not Applicable
      3.a. Principal Underwriter's Agreement(2)
      3.b. General Agency Agreement(5)
      4.a. Individual Variable Annuity Contract(12)
      4.b  GMDB Endorsement (12)
      4.c  Traditional GMDB Endorsement (12)
      4.d  GMIB Endorsement (12)
      4.e  Traditional GMIB Endorsement (12)
      4.f  Earnings Protection Guaranteed Minimum Death Benefit(12)
      4.g  GPWB Endorsement  (12)
      4.h  Traditional GPWB Endorsement (12)
      4.i  GMIB/GPWB 5% Endorsements(18)
      4.j  Inherited IRA/Roth IRA Endorsement(18)
      5.   Application for Indiv. Var Ann. Contract (13)
      6.   (i)  Copy of Articles of Incorporation of the Company(1)
           (ii) Copy of the Bylaws of the Company(1)
      7.   Not Applicable
      8.a. Form of Fund Participation Agreement between AIM Variable Insurance
           Funds, Inc., Preferred Life Insurance Company of New York and
           NALAC Financial Plans LLC(3)
        b. Copy of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Preferred Life Insurance Company of New
           York and BISYS Fund Services Limited Partnership dtd 12-2-04.(18)
        c. Form of Fund Participation Agreement between Davis Variable Account
           Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance
           Company of New York
        d. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Preferred Life Insurance Company of New York
        e. Form of Fund Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO
           Fund Distributors, LLC(4)
        f. Form of Fund Participation Agreement between Seligman Portfolios, Inc. and Preferred Life Insurance Company of New York(4)
        g. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Preferred Life Insurance Company of New York(6)
        h. Copy of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products
           Series Fund, Franklin Templeton Distributors, Inc. and Preferred
           Life Insurance Company of New York dtd 10-1-03.(18)
        i. Copy of Fund Participation Agreement between Preferred Life
           Insurance Company of New York, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund. (10)
        j. Copy of Fund Participation Agreement between USAllianz Variable Products Fund of Funds Trust and BISYS Fund Services Limited Partnership (17)
        k. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset Management and Allianz Life of New York (9)
        l. Form of Fund Participation Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC (9)
        m. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (9)
        n. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (9)
        o. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (9)
        p. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P. (9)
        q. Copy of Fund Participation Agreement between Dreyfus Investment Portfolios and Preferred Life Insurance Company of New York (10)
        r. Copy of Portfolio Management Agreement bewteen USAllianz Advisers, LLC and OppenheimerFunds, Inc.(12)
        s. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P.(14)
        t. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation(14)
        u. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC(14)
        v. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Jennison Associates, LLC (17)
        w. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Franklin Advisory Services, LLC (17)
        x. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Legg Mason
           Funds Management, Inc. (16)
        y. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Salomon
           Brothers Asset Management, Inc.(dated December 1, 2005)(19)
        z. Copy of Service Agreement between Oppenheimer Funds, Inc and Allianz Life Insurance Company of New York.(15)
       aa. Copy of Service Agreement between PIMCO Variable Insurance Trust and
           Preferred Life Insurance Company of New York.(15) ab. Copy of Service Agreement between Prudential Investment Management
           Services LLC & Preferred Life Insurance Company of New York. (15 ) ac. Copy of Service Agreement between J.& W. Seligman & Co. Incorporated and Preferred Life Insurance Company of New York. (15) ad Copy of Administrative Serivces Agreement between Franklin Templeton,
           LLC, and Preferred Life Insurance Company of New York(18) ae. Copy of Business Agreement between Franklin Templeton Distributors,
           Inc.,Allianz Life Insurance Company of North America, and its Affliates (17)
       af. Copy of Subadvisory Agreement between Allianz Life Advisers, LLC and
           Neuberger Berman Management Inc.(dated May 1, 2006)(19) ag. Copy of Subadvisory Agreement between Allianz Life Advisers, LLC and
           OppenheimerFunds, Inc.(dated May 1, 2006)(19) ah. Form of Subadvisory Agreement between Allianz Life Advisers, LLC and
           Pacific Investment Management Company LLC(19) ai. Copy of Subadvisory Agreement between Allianz Life Advisers, LLC and
           Van Kampen Asset Management(dated May 1, 2006)(19)
       aj. Form of Participation Agreement between Allianz Life of New York,
           Premier VIT and Allianz Global Investors Deistributors LLC(19)
       ak. Form of Service Agreement between Allianz Life of New York and OpCap
           Advisors LLC(19)
       9.  Opinion and Consent of Counsel*
      10.  Consent of Independent Registered Public Accounting Firm*
      11.  Not Applicable
      12.  Not Applicable
      13.  Powers of Attorney(19)

        *  Filed herewith

(1) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed December 30, 1999.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on April 27, 2000.
(6) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on December 21, 2000.
(7) Incorporated by reference to Registrant's Post-Effective Amendment to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on February 28, 2001.
(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on April 30, 2001.
(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on November 1, 2001.
(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2002.
(11) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-90260 & 811-05618 electronically Filed on June 11, 2002.
(12) Incorporated by reference to Registrant's Pre-effective Amendment No. 2 to Form N-4 (File Nos. 333-101812 & 811-05618) electronically filed on April 4, 2003.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No.1 to Form N-4 (File Nos. 333-101812 and 811-05618) electronically filed on October 6, 2003.
(14) Incorporated by reference to Registrant's Pre-Effective Amendment No.2 to Registrant's Form N-4(File Nos. 333-111049 and 811-05618) electronically filed on April 2,2004.
(15) Incorporated by reference to Registrant's Post-Effective Amendment No.12 to Registrant's Form N-4(File Nos. 333-95729 and 811-05618) electronically filed on April 26,2004.
(16) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on December 28, 2004.
(17) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on
     March 30, 2005.
(18) Incorporated by reference from Post-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-105274 and 811-05716) electronically filed on April 26, 2005.
(19) Incorporated by reference from Post-Effective Amendment No.24 to Registrant's Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 27, 2006.


ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK.

Unless noted otherwise, all officers and directors have the following principal business address:

                     5701 Golden Hills Drive
                    Minneapolis, MN  55416-1297

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------

Kevin E. Walker                 Treasurer and Director

Stephen P. Blaske               VP, Actuary and Director

Denise M. Blizil                Director

Gabrielle M. Matzdorff          Director and Chief Financial Officer

Vincent G. Vitiello             Director, Chairman of the Board
                                Chief Executive Officer and President

Suzanne J. Pepin                Secretary and Director

Dennis J. Marion                Director
39 Westview Road
Wayne, NJ 07470

Eugene T. Wilkinson             Director
31A Mountain Blvd
Warren, NJ  07059

Reinhard W. Obermueller         Director
20 West 64th Street
New York, NY  10023

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Peggy A. Moon                   Chief Compliance Officer and Regulation 60
                                Officer
Stewart D. Gregg                Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 5 to Form N-4(File Nos. 333-75718 and 811-05716) filed electronically on April 25, 2003.

Item  27.        Number  of  Contract  Owners

As of March 31, 2006, there were 102 qualified Contract Owners and 97 non-qualified Contract Owners with Contracts in the separate account.

Item  28.        Indemnification

The Bylaws of Allianz Life of New York provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.   Allianz  Life  Financial  Services,   LLC  (previously  USAllianz  Investor
     Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz Life Variable Account A
                 Allianz Life Variable Account B


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                            Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Frank Tonnemaker           Chief Manager, Chief Executive Officer, President and Governor

Tracy H. Gardner           Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Chief Compliance Officer

Stewart D. Gregg           Secretary

Wayne A. Robinson          Assistant Secretary


     c.

For the period 1-1-2005 to 12-31-2005
-------------------------------------------------------------------------------------------------------
                                        Net Underwriting
                                        Discounts and     Compensation    Brokerage
Name of Principal Underwriter           Commissions       on Redemption   Commissions   Compensation
-------------------------------------------------------------------------------------------------------
Allianz Life Financial Services, LLC    $4,367,160.63      $0             $0            $0
-------------------------------------------------------------------------------------------------------

The  $4,367,160.63  that  Allianz Life  Financial  Services,  LLC received  from
Allianz Life of New York as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.


Item 30. Location of Accounts and Records

Nikki Krakow, Sr. VP and Controller, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                             REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 27th day of April, 2006.


     ALLIANZ LIFE OF NY VARIABLE
     ACCOUNT C
                 (Registrant)

By:  ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)

By: /s/ Stewart D. Gregg
     -------------------------
     Stewart D. Gregg
     Senior Securities Counsel


     ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
     (Depositor)


By:  Vincent G. Vitiello*
     -------------------------
     Vincent G. Vitiello
     Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th of April, 2006.

Signature and Title

Vincent G. Vitiello*     Director, Chairman of the Board, President
Vincent G. Vitiello      & Chief Executive Officer

Gabby Matzdorff*         Director and Chief Financial Officer
Gabby Matzdorff

John Fleming*            Director and Vice President of Operations
John Fleming

Stephen Blaske*          Director and Vice President - Actuary
Stephen Blaske

Tyrus R. Campbell*       Director and Treasurer
Tyrus R. Campbell

Kevin Walker*            Director
Kevin Walker

Suzanne Pepin*           Director
Suzanne Pepin

Dennis Marion*           Director
Dennis Marion

Eugene T. Wilkinson*     Director
Eugene T. Wilkinson

Reinhard W. Obermueller* Director
Reinhard W. Obermueller

___________________      Director
Stephen R. Herbert

Jack F. Rockett*         Director
Jack F. Rockett

Denise Blizil*           Director
Denise Blizil

Gary A. Smith*           Director
Gary A. Smith

Martha Clark Goss*       Director
Martha Clark Goss

                                   *By Power of Attorney filed as Exhibit 13
                                     to this Registration Statement.

                                     By: /s/ STEWART D. GREGG
                                         --------------------
                                         Stewart D. Gregg
                                         Senior Securities Counsel

                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM N-4
                        (File Nos. 333-105274 811-05716)

                         ALLIANZ LIFE VARIABLE ACCOUNT C
                 ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                               INDEX TO EXHIBITS
EXHIBIT
EX-99.B9     Opinion and Consent of Counsel
EX-99.B10    Consent of Independent Registered Public Accounting Firm